                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 11   (File No. 333-131683) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12                  (File No. 811-21852) [X]

RIVERSOURCE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on June 29, 2010 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post -Effective Amendment.

Prospectus

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
120/20 CONTRARIAN EQUITY FUND


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PROSPECTUS JUNE 29, 2010


RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.


CLASS            TICKER SYMBOL
---------------  ---------------
CLASS A          RCEAX
CLASS B          --
CLASS C          RECCX
CLASS I          --
CLASS R5         RCERX




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARY OF THE FUND
Investment Objective.............................................    3p
Fees and Expenses of the Fund....................................    3p
Principal Investment Strategies of
  the Fund.......................................................    6p
Principal Risks of Investing in the Fund.........................    6p
Past Performance.................................................    8p
Fund Management..................................................   10p
Buying and Selling Shares........................................   10p
Tax Information..................................................   11p
Financial Intermediary
  Compensation...................................................   11p
MORE INFORMATION ABOUT THE
  FUND
Investment Objective.............................................   12p
Principal Investment Strategies of
  the Fund.......................................................   12p
Principal Risks of Investing in the Fund.........................   14p
More about Annual Fund
  Operating Expenses.............................................   18p
Other Investment Strategies and
  Risks..........................................................   19p
Fund Management and
  Compensation...................................................   21p
FINANCIAL HIGHLIGHTS.............................................   23P
BUYING AND SELLING SHARES........................................   S.1
DESCRIPTION OF SHARE CLASSES.....................................   S.2
  Investment Options -- Classes
    of Shares....................................................   S.2
  Sales Charges..................................................   S.7
  Opening an Account.............................................  S.16
EXCHANGING OR SELLING SHARES.....................................  S.20
  Exchanges......................................................  S.23
  Selling Shares.................................................  S.26
PRICING AND VALUING OF FUND SHARES...............................  S.27
DISTRIBUTIONS AND TAXES..........................................  S.28
GENERAL INFORMATION..............................................  S.32




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2P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

RiverSource 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the RiverSource, Seligman or Threadneedle funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.7 of this prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A  CLASS B  CLASS C  CLASS I, R5
Maximum sales charge (load) imposed
on purchases
(as a percentage of offering price)      5.75%     None     None       None
Maximum deferred sales charge (load)
imposed on redemptions (as a
percentage of offering price at the
time of purchase, or current net
asset value, whichever is less)             1%       5%       1%       None


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
 INVESTMENT)

                                           CLASS A  CLASS B  CLASS C
Management fees                              0.91%    0.91%    0.91%
Distribution and/or service (12b-1) fees     0.25%    1.00%    1.00%
Other expenses                               0.52%    0.53%    0.54%
Total annual fund operating expenses         1.68%    2.44%    2.45%
Less: Fee waiver/expense
reimbursement(a)                           (0.22%)  (0.22%)  (0.24%)
Total annual fund operating expenses
after fee waiver/expense
reimbursement(a)                             1.46%    2.22%    2.21%




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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  3P

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
 INVESTMENT)

                                                CLASS I  CLASS R5
Management fees                                   0.91%     0.91%
Distribution and/or service (12b-1) fees          0.00%     0.00%
Other expenses                                    0.41%     0.46%
Total annual fund operating expenses              1.32%     1.37%
Less: Fee waiver/expense reimbursement(a)       (0.19%)   (0.19%)
Total annual fund operating expenses after
fee waiver/expense reimbursement(a)               1.13%     1.18%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.04% for the most recent fiscal year), will not exceed 1.50% for Class A, 2.26% for Class B, 2.25% for Class C, 1.17% for Class I and 1.22% for Class R5.



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4P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares
are redeemed)                       $715     $1,054    $1,417    $2,435
Class B (if shares are
redeemed)                           $725     $1,040    $1,482    $2,575
Class B (if shares are not
redeemed)                           $225     $  740    $1,282    $2,575
Class C (if shares are
redeemed)                           $324     $  741    $1,285    $2,772
Class C (if shares are not
redeemed)                           $224     $  741    $1,285    $2,772
Class I (whether or not shares
are redeemed)                       $115     $  400    $  706    $1,579
Class R5 (whether or not shares
are redeemed)                       $120     $  415    $  733    $1,635


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.


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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  5P

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund's objective, Columbia Management Investment Advisers, LLC (the investment manager), formerly RiverSource Investments, LLC, will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions. Based on these factors, the Fund's long exposure may range between 80% and 120%, and the Fund's short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.


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6P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

SHORT SELLING RISK. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

COUNTERPARTY RISK. Counterparty credit risk is the risk that a Fund's counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

ETF RISK. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through the Fund's ownership of the ETF.


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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  7P

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, and lack of experienced management, financial resources, product diversification and competitive strengths.

SECTOR RISK. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


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8P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

               CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

                                   (BAR CHART)


                                                                                         -43.67%   +42.73%

                                                                                          2008      2009




                                 (CALENDAR YEAR)

During the periods shown:

- Highest return for a calendar quarter was +18.78% (quarter ended June 30, 2009).

- Lowest return for a calendar quarter was -24.82 % (quarter ended Dec. 31, 2008).

- Class A year-to-date return was +5.77% at March 31, 2010.


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                RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  9P

 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)


                                                      CLASS A, B, C,
                                                         I, AND R5
                                                           SINCE
                                                         INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)             1 YEAR    (10/18/07)
RiverSource 120/20 Contrarian Equity Fund:
  Class A -- before taxes                    +34.52%      -14.73%
  Class A -- after taxes on distributions    +33.23%      -15.13%
  Class A -- after taxes on distributions
  and redemption of fund shares              +22.44%      -12.55%
  Class B -- before taxes                    +36.62%      -14.22%
  Class C -- before taxes                    +40.68%      -13.03%
  Class I -- before taxes                    +43.31%      -12.08%
  Class R5 -- before taxes                   +43.15%      -12.13%
Russell 3000(R) Index (reflects no
deduction for fees, expenses or taxes)       +28.34%      -11.26%




FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

PORTFOLIO MANAGER    TITLE                MANAGED FUND SINCE
-----------------    -----                ------------------
Steve Schroll        Portfolio Manager    2007
Laton Spahr          Portfolio Manager    2007
Paul Stocking        Portfolio Manager    2007


BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL
CLASSES)                           NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                $10,000                 $1,000
Scheduled investment plans                $10,000                 $  100



SUBSEQUENT INVESTMENTS (ALL
CLASSES)                           NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                  $100                   $100
Scheduled investment plans                  $100                   $ 50


EXCHANGING OR SELLING SHARES

Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

BY MAIL: Mail your exchange or sale request to:

  Regular Mail: Columbia Management Investment Services,
  c/o Boston Financial,
  P.O. Box 8041, Boston, MA 02266-8041


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10P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

  Express Mail: Columbia Management Investment Services,
  c/o Boston Financial,
  30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  11P

MORE INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

RiverSource 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund's objective, Columbia Management Investment Advisers, LLC (the investment manager) will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions. Based on these factors, the Fund's long exposure may range between 80% and 120%, and the Fund's short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

When the Fund makes a short sale, the cash proceeds of the sale are pledged to the broker affecting the sale and held in a segregated account with the Fund's custodian in order to secure the Fund's obligation to cover the short position. However, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities. When the Fund does this it is required to pledge other liquid securities it owns in order to meet its obligations with the broker.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.


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12P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

INVESTMENT PROCESS

The investment manager employs a "contrarian" investment process, selecting investments (long positions) by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the-parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security no longer meets the other standards described above.

The primary objective of the investment manager in selecting short positions is management of the potential additional risk introduced through the selection of the Fund's long positions. The Fund seeks to mitigate these potential additional risks through short sales of ETFs or through the use of derivative instruments. In evaluating whether to close out a short position, the investment manager considers changes in potential additional risks introduced by changes in the Fund's long positions, and gradual or unrelated changes in the market which may introduce new potential risks to the Fund. The Fund aims to maintain an overall market risk profile similar to the Russell 3000(R) Index.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  13P

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses could exceed those of other mutual funds that hold only long stock positions. There is no guarantee that the investment techniques and risk analyses employed by the investment manager will produce the desired results.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.


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14P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  15P

SHORT SELLING RISK. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the Fund to realize a loss. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk.

In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


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16P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage creates certain risks for Fund shareholders, including the greater likelihood of higher volatility of the Fund's return, and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns. There is no guarantee that a leveraging strategy will be successful.

ETF RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through the Fund's ownership of the ETF.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


--------------------------------------------------------------------------------
               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  17P

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's expense ratios will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table.


--------------------------------------------------------------------------------
18P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds"), ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net assets value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


--------------------------------------------------------------------------------
               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  19P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
20P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the family of funds that include the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.91% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement that decreased the management fee by 0.04% for the most recent fiscal year. The adjustment is computed by comparing the Fund's performance to the performance of the Russell 3000(R) Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.50% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's annual shareholder report for the period ended April 30, 2010.


--------------------------------------------------------------------------------
               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  21P

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since 2007.

- Joined the investment manager in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2007.

- Joined the investment manager in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2007.

- Joined the investment manager in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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22P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

                                                         YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.42       $17.25       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04          .10          .04
Net gains (losses) (both realized and
 unrealized)                                         4.21        (5.93)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.25        (5.83)       (2.55)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.40)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.40)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.27       $11.42       $17.25
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.50%      (33.80%)     (12.87%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.68%        1.79%        2.01%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.44%        1.50%        1.50%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .27%         .78%         .40%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $33          $27          $36
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  23P

                                                         YEAR ENDED APRIL 30,
CLASS B                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.30       $17.20       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.07)         .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         4.17        (5.90)       (2.58)
-----------------------------------------------------------------------------------
Total from investment operations                     4.10        (5.90)       (2.61)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)          --           --
Tax return of capital                                  --           --         (.02)
-----------------------------------------------------------------------------------
Total distributions                                  (.29)          --         (.02)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.11       $11.30       $17.20
-----------------------------------------------------------------------------------
TOTAL RETURN                                       36.42%      (34.30%)     (13.17%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.44%        2.55%        2.76%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            2.20%        2.25%        2.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        (.55%)        .03%        (.25%)(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $2           $2
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

                                                         YEAR ENDED APRIL 30,
CLASS C                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.30       $17.19       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         4.13        (5.89)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.09        (5.89)       (2.62)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.33)          --           --
Tax return of capital                                  --           --         (.02)
-----------------------------------------------------------------------------------
Total distributions                                  (.33)          --         (.02)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.06       $11.30       $17.19
-----------------------------------------------------------------------------------
TOTAL RETURN                                       36.41%      (34.26%)     (13.21%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.45%        2.54%        2.76%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            2.20%        2.25%        2.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        (.31%)        .03%        (.27%)(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1           $1
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  25P

                                                         YEAR ENDED APRIL 30,
CLASS I                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.48       $17.28       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .14          .07
Net gains (losses) (both realized and
 unrealized)                                         4.22        (5.94)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.32        (5.80)       (2.52)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.45)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.45)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.35       $11.48       $17.28
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.91%      (33.57%)     (12.69%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.32%        1.41%        1.62%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.07%        1.17%        1.20%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .71%        1.08%         .81%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $4           $3           $9
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26P  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS

                                                         YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.47       $17.27       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09          .13          .07
Net gains (losses) (both realized and
 unrealized)                                         4.22        (5.93)       (2.60)
-----------------------------------------------------------------------------------
Total from investment operations                     4.31        (5.80)       (2.53)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.44)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.44)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.34       $11.47       $17.27
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.89%      (33.58%)     (12.75%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.37%        1.46%        1.65%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.12%        1.22%        1.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .66%        1.05%         .76%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.


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               RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 PROSPECTUS  27P

BUYING AND SELLING SHARES

FUND FAMILY

THE FAMILY OF FUNDS INCLUDES "COLUMBIA" FUNDS, "RIVERSOURCE" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS (COLLECTIVELY, THE "FUND FAMILY"). CURRENTLY, THE COLUMBIA FUNDS DO NOT SHARE THE SAME POLICIES AND PROCEDURES (AS SET FORTH IN THIS SERVICE SECTION) AS THE OTHER FUNDS IN THE FUND FAMILY AND, EXCEPT AS DESCRIBED BELOW, MAY NOT BE EXCHANGED FOR SHARES OF RIVERSOURCE, SELIGMAN OR THREADNEEDLE FUNDS. THE COLUMBIA FUNDS (CLASS A, B, C AND Z SHARES) MAY BE EXCHANGED FOR RIVERSOURCE CASH MANAGEMENT FUND (CLASS A, B, C AND Z SHARES). PLEASE SEE THE PROSPECTUS FOR RIVERSOURCE CASH MANAGEMENT FUND FOR MORE INFORMATION.

THE RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE, SELIGMAN OR THREADNEEDLE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS IN THE FUND FAMILY OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT AT THE CURRENT TIME INCLUDE THE MARKET VALUE OF ANY COLUMBIA FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.

FOR PURPOSES OF THIS SERVICE SECTION, THE RIVERSOURCE FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS." RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS MAY EACH INDIVIDUALLY BE REFERRED TO AS A "FUND" AND, COLLECTIVELY, THE "FUNDS."


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See "Fees and Expenses of the Fund" for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.2

                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------

Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)


--------------------------------------------------------------------------------
S.3

(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund, Class A is 0.10%, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.


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                                                                             S.4

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another RiverSource, Seligman or Threadneedle fund in the Fund Family.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.


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S.5

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any RiverSource, Seligman or Threadneedle fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of RiverSource, Seligman or Threadneedle funds in the Fund Family.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource, Seligman and Threadneedle funds in the Fund Family).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.


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                                                                             S.6

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INSTITUTIONAL INVESTORS NOT LISTED ABOVE.

IN ADDITION, FOR CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INVESTORS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




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S.7

For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible

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                                                                             S.8
    employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource, Seligman and Threadneedle funds in the Fund Family, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);


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S.9

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market RiverSource, Seligman or Threadneedle fund in the Fund Family) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.


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                                                                            S.10

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or the investment manager or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource, Seligman or Threadneedle fund in the Fund Family;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).


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S.11

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND
CORE. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.


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                                                                            S.12

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).


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S.13

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.


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                                                                            S.14

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


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S.15

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.


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                                                                            S.16

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling 800.221.2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.17

BY MAIL (CONT.)

                   Mail your check and completed application to:

                   REGULAR MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

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BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call 800.221.2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

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BY EXCHANGE        Call 800.221.2450 or send signed written instructions to the address above.

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                                                                            S.18

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.19

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.20

BY MAIL (CONT.)


                   Include in your letter:


                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.


 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.21

BY MAIL (CONT.)


                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.


--------------------------------------------------------------------------------

BY TELEPHONE       Call 800.221.2450. Unless you elect not to have telephone
                   exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

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BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call 800.221.2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.22

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call 800.221.2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Family Fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE FUND FAMILY.

SHORT-TERM OR EXCESSIVE TRADING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES OF THE FUND" IN THE "MORE INFORMATION ABOUT THE FUND" SECTION

--------------------------------------------------------------------------------
S.23

OF THIS PROSPECTUS FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

For all funds other than money market funds:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


--------------------------------------------------------------------------------
                                                                            S.24

For money market funds:

- The fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase orders by any investor for any reason, including orders that appear to be associated with market timing activities.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Fund Family.

- If you exchange shares from Class A shares of a money market fund to another RiverSource, Seligman or Threadneedle fund in the Fund Family, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


--------------------------------------------------------------------------------
S.25

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a RiverSource, Seligman or Threadneedle fund in the Fund Family. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to

--------------------------------------------------------------------------------
                                                                            S.26
reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other RiverSource, Seligman or Threadneedle fund in the Fund Family without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate

--------------------------------------------------------------------------------
S.27
loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss

--------------------------------------------------------------------------------
                                                                            S.28
is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Funds seeking tax-exempt income may invest in derivatives that generate taxable income to the fund.

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) -- The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.


--------------------------------------------------------------------------------
S.29

The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


--------------------------------------------------------------------------------
                                                                            S.30

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other funds' tax statements are generally mailed in January.

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.


--------------------------------------------------------------------------------
S.31

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is generally tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS. Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the funds.


--------------------------------------------------------------------------------
                                                                            S.32

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., formerly RiverSource Fund Distributors, Inc., (the distributor), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses of the Fund" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. Columbia Management Investment Services Corp., formerly RiverSource Service Corporation, (the transfer agent), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund." The transfer agent pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


--------------------------------------------------------------------------------
S.33

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the investment manager and the distributor, and the products they offer, including the fund.


--------------------------------------------------------------------------------
                                                                            S.34

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of the investment manager who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.


--------------------------------------------------------------------------------
S.35

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. Columbia Management serves as investment manager to all funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and

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                                                                            S.36

Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by Columbia Management including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


--------------------------------------------------------------------------------
S.37

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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                                                                            S.38

Funds offered under the Columbia, RiverSource, Seligman and Threadneedle brands can be purchased from authorized financial intermediaries.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.

For RiverSource, Seligman and Threadneedle Funds, please contact:
734 Ameriprise Financial Center
Minneapolis, MN 55474
800.221.2450

RiverSource, Seligman and Threadneedle Fund information is also available at: riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)

For Columbia Funds, please contact:
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Columbia Funds information is also available at:
columbiafunds.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-21852

(COLUMBIA MANAGEMENT LOGO)                                    S-6519-99 E (6/10)

Prospectus

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
RECOVERY AND INFRASTRUCTURE FUND


--------------------------------------------------------------------------------

PROSPECTUS JUNE 29, 2010


RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.


CLASS            TICKER SYMBOL
---------------  ---------------
CLASS A          RRIAX
CLASS B          RRIBX
CLASS C          RRICX
CLASS I          RRIIX
CLASS R2         RRIRX
CLASS R3         RRISX
CLASS R4         RRIYX
CLASS R5         RRIZX




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARY OF THE FUND
Investment Objective.............................................    3p
Fees and Expenses of the Fund....................................    3p
Principal Investment Strategies of the Fund......................    5p
Principal Risks of Investing in the Fund.........................    5p
Past Performance.................................................    7p
Fund Management..................................................    7p
Buying and Selling Shares........................................    8p
Tax Information..................................................    8p
Financial Intermediary
  Compensation...................................................    8p
MORE INFORMATION ABOUT THE
  FUND
Investment Objective.............................................    9p
Principal Investment Strategies of
  the Fund.......................................................    9p
Principal Risks of Investing in the Fund.........................   10p
More about Annual Fund
  Operating Expenses.............................................   13p
Other Investment Strategies and
  Risks..........................................................   15p
Fund Management and
  Compensation...................................................   17p
FINANCIAL HIGHLIGHTS.............................................   19P
BUYING AND SELLING SHARES........................................   S.1
DESCRIPTION OF SHARE CLASSES.....................................   S.2
  Investment Options -- Classes
    of Shares....................................................   S.2
  Sales Charges..................................................   S.7
  Opening an Account.............................................  S.16
EXCHANGING OR SELLING SHARES.....................................  S.20
  Exchanges......................................................  S.23
  Selling Shares.................................................  S.26
PRICING AND VALUING OF
  FUND SHARES....................................................  S.27
DISTRIBUTIONS AND TAXES..........................................  S.28
GENERAL INFORMATION..............................................  S.32




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2P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

RiverSource Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the RiverSource, Seligman or Threadneedle funds. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.7 of this prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   CLASS I, R2,
                                        CLASS A  CLASS B  CLASS C   R3, R4, R5
Maximum sales charge (load) imposed
on purchases (as a percentage of
offering price)                          5.75%     None     None       None
Maximum deferred sales charge (load)
imposed on redemptions (as a
percentage of offering price at the
time of purchase, or current net
asset value, whichever is less)             1%       5%       1%       None


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
 INVESTMENT)

                                        CLASS A  CLASS B  CLASS C
Management fees                          0.65%    0.65%    0.65%
Distribution and/or service (12b-1)
fees                                     0.25%    1.00%    1.00%
Other expenses                           0.27%    0.29%    0.27%
Total annual fund operating expenses     1.17%    1.94%    1.92%


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
 INVESTMENT)

                               CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees                 0.65%     0.65%     0.65%     0.65%     0.65%
Distribution and/or service
(12b-1) fees                    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses                  0.13%     0.44%     0.45%     0.42%     0.19%
Total annual fund operating
expenses                        0.78%     1.59%     1.35%     1.07%     0.84%





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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  3P

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares
are redeemed)                       $687      $925     $1,183    $1,918
Class B (if shares are
redeemed)                           $697      $909     $1,248    $2,069
Class B (if shares are not
redeemed)                           $197      $609     $1,048    $2,069
Class C (if shares are
redeemed)                           $295      $603     $1,038    $2,248
Class C (if shares are not
redeemed)                           $195      $603     $1,038    $2,248
Class I (whether or not shares
are redeemed)                       $ 80      $249     $  434    $  970
Class R2 (whether or not shares
are redeemed)                       $162      $502     $  867    $1,894
Class R3 (whether or not shares
are redeemed)                       $137      $428     $  740    $1,629
Class R4 (whether or not shares
are redeemed)                       $109      $341     $  591    $1,310
Class R5 (whether or not shares
are redeemed)                       $ 86      $268     $  467    $1,041


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.


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4P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the investment manager), formerly RiverSource Investments, LLC, believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund invests in companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs), exchange-traded funds (ETFs) and other investment companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  5P

NON-DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ETF RISK. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through the Fund's ownership of the ETF.

INFRASTRUCTURE-RELATED COMPANIES RISK. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.


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6P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

REAL ESTATE INVESTMENT TRUST (REIT) RISK. Because of the Fund's ability to invest in REITs, the Fund is susceptible to the risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SECTOR RISK. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund's shares became available to the public on Feb. 19, 2009.

When available, the Fund intends to compare its performance to the performance of the S&P 500 Index, an unmanaged index of common stocks, that is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

PORTFOLIO MANAGER         TITLE                      MANAGED FUND SINCE
-----------------         -----                      ------------------
Warren Spitz              Senior Portfolio Manager   2009




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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  7P

BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL
CLASSES)                           NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                 $2,000                 $1,000
Scheduled investment plans                 $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL
CLASSES)                           NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than
scheduled investment plans                  $100                   $100
Scheduled investment plans                  $100                   $ 50


EXCHANGING OR SELLING SHARES

Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

BY MAIL: Mail your exchange or sale request to:

  Regular Mail: Columbia Management Investment Services,
  c/o Boston Financial,
  P.O. Box 8041, Boston, MA 02266-8041

  Express Mail: Columbia Management Investment Services,
  c/o Boston Financial,
  30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


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8P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

RiverSource Recovery and Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the investment manager) formerly RiverSource Investments, LLC, believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies, for these purposes are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Infrastructure assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund invests in companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy.

The Fund may invest in companies of any size and may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.


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             RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  9P

In pursuit of the Fund's objective, the investment manager chooses equity investments by seeking to:

- Select companies that are undervalued, based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance; and

  - financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

In addition to investing in individual stocks of companies of any size, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs), exchange-traded funds (ETFs) and other investment companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


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10P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ETF RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through the Fund's ownership of the ETF.


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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  11P

INFRASTRUCTURE-RELATED COMPANIES RISK. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events, affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.


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12P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with such an investment. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

REAL ESTATE INVESTMENT TRUST (REIT) RISK. Because of the Fund's ability to invest in REITs, the Fund is more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SECTOR RISK. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in the Summary of the Fund.


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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  13P

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's expense ratios will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitments by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in the Fund's assets in the current fiscal year.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 1.38% for Class A, 2.14% for Class B, 2.13% for Class C, 1.03% for Class I, 1.80% for Class R2, 1.55% for Class R3, 1.30% for Class R4 and 1.08% for Class R5.


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14P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.


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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  15P

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


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16P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the family of funds that include the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  17P

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.65% of the Fund's average daily net assets. Beginning March 1, 2011, the management fee will include an adjustment under the terms of a performance incentive arrangement under the Agreement. The adjustment will be computed by comparing the Fund's performance to the performance of the S&P 500 Index. In certain circumstances, the Fund's Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's annual shareholder report for the period ended April 30, 2010.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2009.

- Joined investment manager in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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18P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS A                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.62        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.05)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.15         2.60
----------------------------------------------------------------------
Total from investment operations                     8.10         2.60
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.66       $11.62
----------------------------------------------------------------------
TOTAL RETURN                                       69.75%       28.83%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.82%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.17%        1.39%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.30%)       (.19%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $439          $51
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  19P

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS B                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.60        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.17)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         8.11         2.60
----------------------------------------------------------------------
Total from investment operations                     7.94         2.58
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.48       $11.60
----------------------------------------------------------------------
TOTAL RETURN                                       68.49%       28.60%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.94%        2.58%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.94%        2.15%(d)
----------------------------------------------------------------------
Net investment income (loss)                       (1.04%)       (.97%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22           $4
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


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20P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS C                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.60        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.17)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         8.11         2.60
----------------------------------------------------------------------
Total from investment operations                     7.94         2.58
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.48       $11.60
----------------------------------------------------------------------
TOTAL RETURN                                       68.49%       28.60%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.92%        2.58%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.92%        2.15%(d)
----------------------------------------------------------------------
Net investment income (loss)                       (1.06%)       (.94%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $28           $3
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  21P

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS I                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.63        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02          .01
Net gains (losses) (both realized and
 unrealized)                                         8.16         2.60
----------------------------------------------------------------------
Total from investment operations                     8.18         2.61
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.75       $11.63
----------------------------------------------------------------------
TOTAL RETURN                                       70.41%       28.94%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .78%        1.47%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .78%         .99%(d)
----------------------------------------------------------------------
Net investment income (loss)                         .10%         .31%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $117          $12
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


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22P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R2                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.61        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.11)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         8.12         2.60
----------------------------------------------------------------------
Total from investment operations                     8.01         2.59
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.56       $11.61
----------------------------------------------------------------------
TOTAL RETURN                                       69.04%       28.71%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.59%        2.27%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.59%        1.79%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.69%)       (.48%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


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            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  23P

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R3                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.61        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.06)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.13         2.59
----------------------------------------------------------------------
Total from investment operations                     8.07         2.59
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.62       $11.61
----------------------------------------------------------------------
TOTAL RETURN                                       69.55%       28.71%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.35%        2.02%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.35%        1.54%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.40%)       (.23%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R4                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.62        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.16         2.60
----------------------------------------------------------------------
Total from investment operations                     8.12         2.60
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.68       $11.62
----------------------------------------------------------------------
TOTAL RETURN                                       69.94%       28.82%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.07%        1.76%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.07%        1.29%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.25%)        .06%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
            RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS  25P

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R5                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.63        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .00(b)       .01
Net gains (losses) (both realized and
 unrealized)                                         8.17         2.60
----------------------------------------------------------------------
Total from investment operations                     8.17         2.61
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.74       $11.63
----------------------------------------------------------------------
TOTAL RETURN                                       70.32%       28.94%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .84%        1.51%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .84%        1.04%(d)
----------------------------------------------------------------------
Net investment income (loss)                         .02%         .27%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.


--------------------------------------------------------------------------------
26P  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 PROSPECTUS

BUYING AND SELLING SHARES

FUND FAMILY

THE FAMILY OF FUNDS INCLUDES "COLUMBIA" FUNDS, "RIVERSOURCE" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS (COLLECTIVELY, THE "FUND FAMILY"). CURRENTLY, THE COLUMBIA FUNDS DO NOT SHARE THE SAME POLICIES AND PROCEDURES (AS SET FORTH IN THIS SERVICE SECTION) AS THE OTHER FUNDS IN THE FUND FAMILY AND, EXCEPT AS DESCRIBED BELOW, MAY NOT BE EXCHANGED FOR SHARES OF RIVERSOURCE, SELIGMAN OR THREADNEEDLE FUNDS. THE COLUMBIA FUNDS (CLASS A, B, C AND Z SHARES) MAY BE EXCHANGED FOR RIVERSOURCE CASH MANAGEMENT FUND (CLASS A, B, C AND Z SHARES). PLEASE SEE THE PROSPECTUS FOR RIVERSOURCE CASH MANAGEMENT FUND FOR MORE INFORMATION.

THE RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE, SELIGMAN OR THREADNEEDLE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS IN THE FUND FAMILY OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT AT THE CURRENT TIME INCLUDE THE MARKET VALUE OF ANY COLUMBIA FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.

FOR PURPOSES OF THIS SERVICE SECTION, THE RIVERSOURCE FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS." RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS MAY EACH INDIVIDUALLY BE REFERRED TO AS A "FUND" AND, COLLECTIVELY, THE "FUNDS."


--------------------------------------------------------------------------------
                                                                             S.1

S-6400-9

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See "Fees and Expenses of the Fund" for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.2

                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------

Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)


--------------------------------------------------------------------------------
                                                                             S.3

(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund, Class A is 0.10%, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.


--------------------------------------------------------------------------------
S.4

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another RiverSource, Seligman or Threadneedle fund in the Fund Family.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.


--------------------------------------------------------------------------------
                                                                             S.5

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any RiverSource, Seligman or Threadneedle fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of RiverSource, Seligman or Threadneedle funds in the Fund Family.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource, Seligman and Threadneedle funds in the Fund Family).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.


--------------------------------------------------------------------------------
S.6

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INSTITUTIONAL INVESTORS NOT LISTED ABOVE.

IN ADDITION, FOR CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INVESTORS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




--------------------------------------------------------------------------------
                                                                             S.7

For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                MAXIMUM REALLOWANCE
                            AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE      PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible

--------------------------------------------------------------------------------
S.8
    employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource, Seligman and Threadneedle funds in the Fund Family, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);


--------------------------------------------------------------------------------
                                                                             S.9

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market RiverSource, Seligman or Threadneedle fund in the Fund Family) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.


--------------------------------------------------------------------------------
S.10

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or the investment manager or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource, Seligman or Threadneedle fund in the Fund Family;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).


--------------------------------------------------------------------------------
                                                                            S.11

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND
CORE. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.


--------------------------------------------------------------------------------
S.12

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).


--------------------------------------------------------------------------------
                                                                            S.13

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.


--------------------------------------------------------------------------------
S.14

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


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                                                                            S.15

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.


--------------------------------------------------------------------------------
S.16

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling 800.221.2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.17

BY MAIL (CONT.)

                   Mail your check and completed application to:

                   REGULAR MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------
BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call 800.221.2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call 800.221.2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.18

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000
 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.19

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.20

BY MAIL (CONT.)


                   Include in your letter:


                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.


 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.21

BY MAIL (CONT.)


                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.


--------------------------------------------------------------------------------

BY TELEPHONE       Call 800.221.2450. Unless you elect not to have telephone
                   exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call 800.221.2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.22

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call 800.221.2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Family Fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE FUND FAMILY.

SHORT-TERM OR EXCESSIVE TRADING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES OF THE FUND" IN THE "MORE INFORMATION ABOUT THE FUND" SECTION

--------------------------------------------------------------------------------
                                                                            S.23

OF THIS PROSPECTUS FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

For all funds other than money market funds:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.


--------------------------------------------------------------------------------
S.24

For money market funds:

- The fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase orders by any investor for any reason, including orders that appear to be associated with market timing activities.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Fund Family.

- If you exchange shares from Class A shares of a money market fund to another RiverSource, Seligman or Threadneedle fund in the Fund Family, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


--------------------------------------------------------------------------------
                                                                            S.25

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a RiverSource, Seligman or Threadneedle fund in the Fund Family. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to

--------------------------------------------------------------------------------
S.26
reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other RiverSource, Seligman or Threadneedle fund in the Fund Family without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate

--------------------------------------------------------------------------------
                                                                            S.27
loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss

--------------------------------------------------------------------------------
S.28
is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Funds seeking tax-exempt income may invest in derivatives that generate taxable income to the fund.

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) -- The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.


--------------------------------------------------------------------------------
                                                                            S.29

The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


--------------------------------------------------------------------------------
S.30

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other funds' tax statements are generally mailed in January.

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.


--------------------------------------------------------------------------------
                                                                            S.31

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is generally tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS. Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the funds.


--------------------------------------------------------------------------------
S.32

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., formerly RiverSource Fund Distributors, Inc., (the distributor), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses of the Fund" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. Columbia Management Investment Services Corp., formerly RiverSource Service Corporation, (the transfer agent), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund." The transfer agent pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


--------------------------------------------------------------------------------
                                                                            S.33

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the investment manager and the distributor, and the products they offer, including the fund.


--------------------------------------------------------------------------------
S.34

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of the investment manager who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.


--------------------------------------------------------------------------------
                                                                            S.35

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. Columbia Management serves as investment manager to all funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and

--------------------------------------------------------------------------------
S.36

Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by Columbia Management including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


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                                                                            S.37

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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S.38

Funds offered under the Columbia, RiverSource, Seligman and Threadneedle brands can be purchased from authorized financial intermediaries.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.

For RiverSource, Seligman and Threadneedle Funds, please contact:
734 Ameriprise Financial Center
Minneapolis, MN 55474
800.221.2450

RiverSource, Seligman and Threadneedle Fund information is also available at: riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)

For Columbia Funds, please contact:
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Columbia Funds information is also available at:
columbiafunds.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-21852

(COLUMBIA MANAGEMENT LOGO)                                    S-6529-99 D (6/10)

Prospectus

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
RETIREMENT PLUS SERIES


--------------------------------------------------------------------------------

PROSPECTUS JUNE 29, 2010


THIS PROSPECTUS DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

RIVERSOURCE RETIREMENT PLUS 2010 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSRPX
CLASS R4           RSERX
CLASS R5           RSPRX
CLASS Y            RSSPX



RIVERSOURCE RETIREMENT PLUS 2015 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSRTX
CLASS R4           RSEMX
CLASS R5           RSCUX
CLASS Y            RSFNX



RIVERSOURCE RETIREMENT PLUS 2020 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSEPX
CLASS R4           RSMTX
CLASS R5           RSUCX
CLASS Y            RSNFX



RIVERSOURCE RETIREMENT PLUS 2025 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSMPX
CLASS R4           RSPLX
CLASS R5           RSURX
CLASS Y            RSMEX




RIVERSOURCE RETIREMENT PLUS 2030 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSRNX
CLASS R4           RSELX
CLASS R5           RSEEX
CLASS Y            RPTYX



RIVERSOURCE RETIREMENT PLUS 2035 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSRRX
CLASS R4           RSMNX
CLASS R5           RSUSX
CLASS Y            RPOYX



RIVERSOURCE RETIREMENT PLUS 2040 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSRCX
CLASS R4           RSMMX
CLASS R5           RSPUX
CLASS Y            RPFYX



RIVERSOURCE RETIREMENT PLUS 2045 FUND

     CLASS              TICKER
---------------    ---------------
CLASS A            --
CLASS R2           --
CLASS R3           RSRUX
CLASS R4           RSNNX
CLASS R5           RSUPX
CLASS Y            RRPYX



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies, Principal Risks, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation


SUMMARY OF RETIREMENT PLUS 2010 FUND..............    3P
SUMMARY OF RETIREMENT PLUS 2015 FUND..............    9P
SUMMARY OF RETIREMENT PLUS 2020 FUND..............   15P
SUMMARY OF RETIREMENT PLUS 2025 FUND..............   21P
SUMMARY OF RETIREMENT PLUS 2030 FUND..............   27P
SUMMARY OF RETIREMENT PLUS 2035 FUND..............   33P
SUMMARY OF RETIREMENT PLUS 2040 FUND..............   39P
SUMMARY OF RETIREMENT PLUS 2045 FUND..............   45P
MORE INFORMATION ABOUT THE FUNDS..................   51P
Investment Objectives.............................   51p
Principal Investment Strategies of the Funds......   51p
Principal Risks of Investing in the Funds.........   53p
MORE ABOUT ANNUAL FUND OPERATING EXPENSES.........   57P
OTHER INVESTMENT STRATEGIES AND RISKS.............   58P
FUND MANAGEMENT AND COMPENSATION..................   59P
FINANCIAL HIGHLIGHTS..............................   61P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.1
  Investment Options -- Classes of Shares.........   S.1
    Sales Charges.................................   S.4
    Opening an Account............................   S.9
  Exchanging or Selling Shares....................  S.11
    Exchanges.....................................  S.13
    Selling Shares................................  S.15
PRICING AND VALUING OF FUND SHARES................  S.16
DISTRIBUTIONS AND TAXES...........................  S.16
GENERAL INFORMATION...............................  S.18
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT
  OBJECTIVES AND STRATEGIES.......................   A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS.............   B.1





--------------------------------------------------------------------------------
2P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2010 FUND
(2010 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


2010 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
 redemptions (as a percentage of offering price at
 the time of purchase, or current net asset value,
 whichever is less)                                      1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                        0.00%    0.00%     0.00%     0.00%     0.00%    0.00%4
Distribution and/or service (12-b-1) fees              0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                         0.99%    1.19%     1.19%     1.18%     0.93%     1.08%
Acquired fund fees and expenses (underlying funds)     0.63%    0.63%     0.63%     0.63%     0.63%     0.63%
Total annual fund operating expenses(a)                1.87%    2.32%     2.07%     1.81%     1.56%     1.71%
Less: fee waiver/expense reimbursement(b)             (0.85%)  (0.91%)   (0.91%)   (0.90%)   (0.90%)   (0.90%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                        1.02%    1.41%     1.16%     0.91%     0.66%     0.81%




(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 2010 FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $673     $1,052    $1,454    $2,579
Class R2 (whether or not shares are redeemed)                   $144     $  638    $1,159    $2,591
Class R3 (whether or not shares are redeemed)                   $118     $  561    $1,031    $2,333
Class R4 (whether or not shares are redeemed)                   $ 93     $  482    $  897    $2,058
Class R5 (whether or not shares are redeemed)                   $ 67     $  405    $  766    $1,786
Class Y (whether or not shares are redeemed)                    $ 83     $  451    $  845    $1,950





--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  3P

2010 Fund

PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2010. For example, 2010 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2010.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
4P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2010 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.


Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                     TABLE 2. ASSET CLASS RANGES


                                                   ASSET CLASS
                                        TARGET ALLOCATION RANGE -- UNDER
                                            NORMAL MARKET CONDITIONS*
---------------------------------------------------------------------------
                                                              FIXED INCOME
                                                                CASH AND
                                                              ALTERNATIVE
                                                               INVESTMENT
FUND                                    EQUITY                 STRATEGIES
2010 Fund                                34-66%                  34-66%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.




The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.


RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  5P

2010 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2010 Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk and Reinvestment Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as a blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.




            CLASS A ANNUAL TOTAL RETURNS

               (BEFORE SALES CHARGE)

                    (BAR CHART)



                                                                               +5.55%    -27.38%   +19.53%

                                                                                2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +11.73% (quarter ended Sept. 30, 2009).


- Lowest return for a calendar quarter was -13.45% (quarter ended Dec. 31, 2008).


- Year-to-date return at March 31, 2010 was +4.14%.



--------------------------------------------------------------------------------
6P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2010 Fund



 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                        SINCE INCEPTION
                                                                    SINCE INCEPTION       (CLASSES R2,
                                                                    (CLASSES A & Y)       R3, R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                        1 YEAR        (5/18/06)           (12/11/06)
2010 Fund:
  Class A -- before taxes                               +12.66%          -1.00%                 N/A
  Class A -- after taxes                                +11.35%          -2.57%                 N/A
  Class A -- after taxes on distributions and
  redemption of fund shares                              +8.17%          -1.61%                 N/A
  Class R2 -- before taxes                              +19.07%             N/A              -2.86%
  Class R3 -- before taxes                              +19.37%             N/A              -2.62%
  Class R4 -- before taxes                              +19.66%             N/A              -2.38%
  Class R5 -- before taxes                              +19.94%             N/A              -2.30%
  Class Y -- before taxes                               +19.72%          +0.82%                 N/A
Russell 3000(R) Index (Russell 3000) (reflects no
deduction for fees, expenses or taxes)                  +28.34%          -1.23%              -5.26%
Barclays Capital U.S. Aggregate Bond Index
(Barclays Capital) (reflects no deduction for
fees, expenses or taxes)                                 +5.93%          +6.44%              +5.76%
Blended 2010 Composite Index (consists of Russell
3000, Barclays Capital, MSCI EAFE and Citigroup)
(reflects no deduction for fees, expenses or
taxes)                                                  +17.55%          +2.61%              +0.13%
Morgan Stanley Capital International EAFE Index
(MSCI EAFE) (reflects no deduction for fees,
expenses or taxes)                                      +32.46%          -1.24%              -4.86%
Citigroup 3-Month U.S. Treasury Bill Index
(Citigroup) (reflects no deduction for fees,
expenses or taxes)                                       +0.16%          +2.75%              +2.31%






The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.


FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC



PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                   $100
Scheduled investment plans                                             $100                   $ 50




--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  7P

2010 Fund


EXCHANGING OR SELLING SHARES


Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041



  Express Mail: Columbia Management Investment Services, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809



BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
8P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2015 FUND
(2015 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


2015 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                              5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
redemptions (as a percentage of offering price at the
time of purchase, or current net asset value, whichever
is less)                                                      1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                        0.00%    0.00%     0.00%     0.00%     0.00%     0.00%
Distribution and/or service (12-b-1) fees              0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                         0.51%    0.68%     0.69%     0.68%     0.43%     0.58%
Acquired fund fees and expenses (underlying funds)     0.63%    0.63%     0.63%     0.63%     0.63%     0.63%
Total annual fund operating expenses(a)                1.39%    1.81%     1.57%     1.31%     1.06%     1.21%
Less: fee waiver/expense reimbursement(b)             (0.37%)  (0.40%)   (0.41%)   (0.40%)   (0.40%)   (0.40%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                        1.02%    1.41%     1.16%     0.91%     0.66%     0.81%






(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78 % for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 2015 FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $673      $956     $1,260    $2,122
Class R2 (whether or not shares are redeemed)                   $144      $531     $  944    $2,099
Class R3 (whether or not shares are redeemed)                   $118      $456     $  818    $1,838
Class R4 (whether or not shares are redeemed)                   $ 93      $376     $  681    $1,549
Class R5 (whether or not shares are redeemed)                   $ 67      $298     $  547    $1,263
Class Y (whether or not shares are redeemed)                    $ 83      $345     $  628    $1,436





--------------------------------------------------------------------------------
                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  9P

2015 Fund

PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2015. For example, 2015 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2015.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
10P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2015 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.


Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                           TABLE 2. ASSET CLASS RANGES


                                                   ASSET CLASS
                                        TARGET ALLOCATION RANGE -- UNDER
                                            NORMAL MARKET CONDITIONS*
---------------------------------------------------------------------------
                                                             FIXED INCOME,
                                                                CASH AND
                                                              ALTERNATIVE
                                                               INVESTMENT
FUND                                    EQUITY                 STRATEGIES
2015 Fund                                44-76%                  24-56%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.


The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.


RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  11P

2015 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2015 Fund intends to invest its assets in equity, fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as a blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



            CLASS A ANNUAL TOTAL RETURNS
               (BEFORE SALES CHARGE)



                    (BAR CHART)



                                                                               +5.69%    -31.17%   +20.25%

                                                                                2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +12.92% (quarter ended Sept. 30, 2009).


- Lowest return for a calendar quarter was -15.71% (quarter ended Dec. 31, 2008).


- Year-to-date return at March 31, 2010 was +4.21%.



--------------------------------------------------------------------------------
12P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2015 Fund



 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                         SINCE INCEPTION
                                                                    SINCE INCEPTION     (CLASSES R2, R3,
                                                                    (CLASSES A & Y)         R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                        1 YEAR        (5/18/06)           (12/11/06)
2015 Fund:
  Class A -- before taxes                               +13.35%          -1.99%                 N/A
  Class A -- after taxes                                +12.08%          -3.26%                 N/A
  Class A -- after taxes on distributions and
  redemption of fund shares                              +8.67%          -2.26%                 N/A
  Class R2 -- before taxes                              +19.71%             N/A              -4.30%
  Class R3 -- before taxes                              +20.15%             N/A              -4.05%
  Class R4 -- before taxes                              +20.41%             N/A              -3.80%
  Class R5 -- before taxes                              +20.66%             N/A              -3.74%
  Class Y -- before taxes                               +20.47%          -0.19%                 N/A
Russell 3000(R) Index (Russell 3000) (reflects no
deduction for fees, expenses or taxes)                  +28.34%          -1.23%              -5.26%
Barclays Capital U.S. Aggregate Bond Index
(Barclays Capital) (reflects no deduction for
fees, expenses or taxes)                                 +5.93%          +6.44%              +5.76%
Blended 2015 Composite Index (consists of Russell
3000, Barclays Capital, MSCI EAFE and Citigroup)
(reflects no deduction for fees, expenses or
taxes)                                                  +19.96%          +1.85%              -0.95%
Morgan Stanley Capital International EAFE Index
(MSCI EAFE) (reflects no deduction for fees,
expenses or taxes)                                      +32.46%          -1.24%              -4.86%
Citigroup 3-Month U.S. Treasury Bill Index
(Citigroup) (reflects no deduction for fees,
expenses or taxes)                                       +0.16%          +2.75%              +2.31%






The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.


FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC





PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                   $100
Scheduled investment plans                                             $100                   $ 50




--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  13P

2015 Fund


EXCHANGING OR SELLING SHARES


Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial,

  P.O. Box 8041, Boston, MA 02266-8041


  Express Mail: Columbia Management Investment Services, c/o Boston Financial,

  30 Dan Road, Canton, MA 02021-2809


BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
14P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2020 FUND
(2020 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


2020 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                              5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
redemptions (as a percentage of offering price at the
time of purchase, or current net asset value, whichever
is less)                                                      1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                        0.00%    0.00%     0.00%     0.00%     0.00%     0.00%
Distribution and/or service (12-b-1) fees              0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                         0.50%    0.74%     0.57%     0.58%     0.35%     0.55%
Acquired fund fees and expenses (underlying funds)     0.63%    0.63%     0.63%     0.63%     0.63%     0.63%
Total annual fund operating expenses(a)                1.38%    1.87%     1.45%     1.21%     0.98%     1.18%
Less: fee waiver/expense reimbursement(b)             (0.36%)  (0.46%)   (0.29%)   (0.30%)   (0.32%)   (0.37%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                        1.02%    1.41%     1.16%     0.91%     0.66%     0.81%






(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78 % for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 2020 FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $673      $954     $1,255    $2,113
Class R2 (whether or not shares are redeemed)                   $144      $544     $  969    $2,158
Class R3 (whether or not shares are redeemed)                   $118      $430     $  766    $1,716
Class R4 (whether or not shares are redeemed)                   $ 93      $355     $  637    $1,444
Class R5 (whether or not shares are redeemed)                   $ 67      $281     $  511    $1,177
Class Y (whether or not shares are redeemed)                    $ 83      $338     $  614    $1,404





--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  15P

2020 Fund

PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2020. For example, 2020 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2020.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
16P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2020 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.


Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                           TABLE 2. ASSET CLASS RANGES



                                                                          ASSET CLASS
                                                        TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET
                                                                          CONDITIONS*
---------------------------------------------------------------------------------------------------------
                                                                              FIXED INCOME, CASH AND
FUND                                                 EQUITY             ALTERNATIVE INVESTMENT STRATEGIES
2020 Fund                                            54-86%                           14-46%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.




The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.




RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  17P

2020 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2020 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as a blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



            CLASS A ANNUAL TOTAL RETURNS
               (BEFORE SALES CHARGE)
                    (BAR CHART)


                                                                               +6.03%    -34.25%   +20.54%

                                                                                2007      2008      2009




                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +13.49% (quarter ended Sept. 30, 2009).



- Lowest return for a calendar quarter was -17.28% (quarter ended Dec. 31, 2008).



- Year-to-date return at March 31, 2010 was +4.19%.



--------------------------------------------------------------------------------
18P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2020 Fund

 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                         SINCE INCEPTION
                                                                    SINCE INCEPTION     (CLASSES R2, R3,
                                                                    (CLASSES A & Y)         R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                        1 YEAR        (5/18/06)           (12/11/06)
2020 Fund:
  Class A -- before taxes                               +13.62%          -2.98%                 N/A
  Class A -- after taxes                                +12.45%          -4.33%                 N/A
  Class A -- after taxes on distributions and
  redemption of fund shares                              +8.85%          -3.10%                 N/A
  Class R2 -- before taxes                              +20.05%             N/A              -5.53%
  Class R3 -- before taxes                              +20.51%             N/A              -5.28%
  Class R4 -- before taxes                              +20.76%             N/A              -5.03%
  Class R5 -- before taxes                              +21.00%             N/A              -4.97%
  Class Y -- before taxes                               +20.83%          -1.17%                 N/A
Russell 3000(R) Index (Russell 3000) (reflects no
deduction for fees, expenses or taxes)                  +28.34%          -1.23%              -5.26%
Barclays Capital U.S. Aggregate Bond Index
(Barclays Capital)
(reflects no deduction for fees, expenses or
taxes)                                                   +5.93%          +6.44%              +5.76%
Blended 2020 Composite Index (consists of Russell
3000, Barclays Capital, MSCI EAFE and Citigroup)
(reflects no deduction for fees, expenses or
taxes)                                                  +22.36%          +1.07%              -2.05%
Morgan Stanley Capital International EAFE Index
(MSCI EAFE)
(reflects no deduction for fees, expenses or
taxes)                                                  +32.46%          -1.24%              -4.86%
Citigroup 3-Month U.S. Treasury Bill Index
(Citigroup)
(reflects no deduction for fees, expenses or
taxes)                                                   +0.16%          +2.75%              +2.31%






The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.


FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC



PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                   $100
Scheduled investment plans                                             $100                   $ 50




--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  19P

2020 Fund


EXCHANGING OR SELLING SHARES


Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial,

  P.O. Box 8041, Boston, MA 02266-8041


  Express Mail: Columbia Management Investment Services, c/o Boston Financial,

  30 Dan Road, Canton, MA 02021-2809


BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
20P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2025 FUND
(2025 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


2025 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
 redemptions (as a percentage of offering price at
 the time of purchase, or current net asset value,
 whichever is less)                                      1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                        0.00%    0.00%     0.00%     0.00%     0.00%     0.00%
Distribution and/or service (12-b-1) fees              0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                         0.53%    0.61%     0.56%     0.58%     0.34%     0.51%
Acquired fund fees and expenses (underlying funds)     0.61%    0.61%     0.61%     0.61%     0.61%     0.61%
Total annual fund operating expenses(a)                1.39%    1.72%     1.42%     1.19%     0.95%     1.12%
Less: fee waiver/expense reimbursement(b)             (0.39%)  (0.33%)   (0.28%)   (0.30%)   (0.31%)   (0.33%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                        1.00%    1.39%     1.14%     0.89%     0.64%     0.79%




(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78 % for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


  2025 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $671      $954     $1,258    $2,121
Class R2 (whether or not shares are redeemed)                   $142      $510     $  904    $2,008
Class R3 (whether or not shares are redeemed)                   $116      $422     $  751    $1,683
Class R4 (whether or not shares are redeemed)                   $ 91      $348     $  626    $1,422
Class R5 (whether or not shares are redeemed)                   $ 65      $272     $  496    $1,143
Class Y (whether or not shares are redeemed)                    $ 81      $324     $  586    $1,339





--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  21P

2025 Fund

PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2025. For example, 2025 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2025.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
22P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2025 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.


Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                     TABLE 2. ASSET CLASS RANGES


                                 ASSET CLASS
               TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET
                                 CONDITIONS*
---------------------------------------------------------------
                                    FIXED INCOME, CASH AND
FUND         EQUITY           ALTERNATIVE INVESTMENT STRATEGIES
2025 Fund    64-95%                         5-36%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.


The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.




PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.


RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  23P

2025 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2025 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as a blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



            CLASS A ANNUAL TOTAL RETURNS
               (BEFORE SALES CHARGE)

                    (BAR CHART)




                                                                               +5.73%    -35.76%   +20.21%

                                                                                2007      2008      2009







                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +14.09% (quarter ended Sept. 30, 2009).


- Lowest return for a calendar quarter was -18.19% (quarter ended Dec. 31, 2008).


- Year-to-date return at March 31, 2010 was +4.19%.



--------------------------------------------------------------------------------
24P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2025 Fund



 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                         SINCE INCEPTION
                                                                     SINCE INCEPTION    (CLASSES R2, R3,
                                                                     (CLASSES A & Y)        R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                          1 YEAR       (5/18/06)          (12/11/06)
2025 Fund:
  Class A -- before taxes                                 +13.29%         -3.77%                N/A
  Class A -- after taxes                                  +12.24%         -4.86%                N/A
  Class A -- after taxes on distributions and
  redemption of fund shares                                +8.64%         -3.61%                N/A
  Class R2 -- before taxes                                +19.82%            N/A             -6.38%
  Class R3 -- before taxes                                +20.01%            N/A             -6.16%
  Class R4 -- before taxes                                +20.53%            N/A             -5.90%
  Class R5 -- before taxes                                +20.61%            N/A             -5.85%
  Class Y -- before taxes                                 +20.48%         -1.96%                N/A
Russell 3000(R) Index (Russell 3000) (reflects no
deduction for fees, expenses or taxes)                    +28.34%         -1.23%             -5.26%
Barclays Capital U.S. Aggregate Bond Index (Barclays
Capital) (reflects no deduction for fees, expenses or
taxes)                                                     +5.93%         +6.44%             +5.76%
Blended 2025 Composite Index (consists of Russell
3000, Barclays Capital, MSCI EAFE and Citigroup)
(reflects no deduction for fees, expenses or taxes)       +24.67%         +0.53%             -2.74%
Morgan Stanley Capital International EAFE Index (MSCI
EAFE) (reflects no deduction for fees, expenses or
taxes)                                                    +32.46%         -1.24%             -4.86%
Citigroup 3-Month U.S. Treasury Bill Index
(Citigroup) (reflects no deduction for fees, expenses
or taxes)                                                  +0.16%         +2.75%             +2.31%






The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.


FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC



PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                   $100
Scheduled investment plans                                             $100                   $ 50




--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  25P

2025 Fund


EXCHANGING OR SELLING SHARES


Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041



  Express Mail: Columbia Management Investment Services, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809



BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
26P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2030 FUND
(2030 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


2030 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases (as
a percentage of offering price)                          5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
 redemptions (as a percentage of offering price at the
 time of purchase, or current net asset value,
 whichever is less)                                         1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                       CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                          0.00%    0.00%     0.00%     0.00%     0.00%     0.00%
Distribution and/or service (12-b-1) fees                0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                           0.42%    0.60%     0.55%     0.54%     0.30%     0.49%
Acquired fund fees and expenses (underlying funds)       0.61%    0.61%     0.61%     0.61%     0.61%     0.61%
Total annual fund operating expenses(a)                  1.28%    1.71%     1.41%     1.15%     0.91%     1.10%
Less: fee waiver/expense reimbursement(b)               (0.28%)  (0.32%)   (0.27%)   (0.26%)   (0.27%)   (0.31%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                          1.00%    1.39%     1.14%     0.89%     0.64%     0.79%




(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78 % for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


  2030 FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $671      $932     $1,213    $2,013
Class R2 (whether or not shares are redeemed)                   $142      $508     $  899    $1,998
Class R3 (whether or not shares are redeemed)                   $116      $420     $  746    $1,673
Class R4 (whether or not shares are redeemed)                   $ 91      $340     $  609    $1,379
Class R5 (whether or not shares are redeemed)                   $ 65      $263     $  478    $1,099
Class Y (whether or not shares are redeemed)                    $ 81      $319     $  577    $1,317





--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  27P

2030 Fund

PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2030. For example, 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
28P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2030 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.


Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                           TABLE 2. ASSET CLASS RANGES



                                 ASSET CLASS
               TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET
                                 CONDITIONS*
---------------------------------------------------------------
                                    FIXED INCOME, CASH AND
FUND         EQUITY           ALTERNATIVE INVESTMENT STRATEGIES
2030 Fund    65-95%                         5-35%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.


The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.


RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  29P

2030 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2030 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as a blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



            CLASS A ANNUAL TOTAL RETURNS
               (BEFORE SALES CHARGE)



                    (BAR CHART)




                                                                               +5.79%    -35.82%   +20.35%

                                                                                2007      2008      2009





                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +14.20% (quarter ended Sept. 30, 2009).


- Lowest return for a calendar quarter was -18.29% (quarter ended Dec. 31, 2008).


- Year-to-date return at March 31, 2010 was +4.18%.




--------------------------------------------------------------------------------
30P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2030 Fund

 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                         SINCE INCEPTION
                                                                    SINCE INCEPTION     (CLASSES R2, R3,
                                                                    (CLASSES A & Y)         R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                        1 YEAR        (5/18/06)           (12/11/06)
2030 Fund:
  Class A -- before taxes                               +13.43%          -3.63%                 N/A
  Class A -- after taxes                                +12.32%          -4.74%                 N/A
  Class A -- after taxes on distributions and
  redemption of fund shares                              +8.73%          -3.50%                 N/A
  Class R2 -- before taxes                              +19.99%             N/A              -6.34%
  Class R3 -- before taxes                              +20.09%             N/A              -6.12%
  Class R4 -- before taxes                              +20.49%             N/A              -5.89%
  Class R5 -- before taxes                              +20.88%             N/A              -5.80%
  Class Y -- before taxes                               +20.53%          -1.84%                 N/A
Russell 3000(R) Index (Russell 3000) (reflects no
deduction for fees, expenses or taxes)                  +28.34%          -1.23%              -5.26%
Barclays Capital U.S. Aggregate Bond Index
(Barclays Capital) (reflects no deduction for
fees, expenses or taxes)                                 +5.93%          +6.44%              +5.76%
Blended 2030 Composite Index (consists of Russell
3000, Barclays Capital, MSCI EAFE and Citigroup)
(reflects no deduction for fees, expenses or
taxes)                                                  +24.67%          +0.53%              -2.74%
Morgan Stanley Capital International EAFE Index
(MSCI EAFE) (reflects no deduction for fees,
expenses or taxes)                                      +32.46%          -1.24%              -4.86%
Citigroup 3-Month U.S. Treasury Bill Index
(Citigroup) (reflects no deduction for fees,
expenses or taxes)                                       +0.16%          +2.75%              +2.31%






The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.


FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC



PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          TAX QUALIFIED ACCOUNTS  NONQUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                    $100
Scheduled investment plans                                             $100                    $ 50




--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  31P

2030 Fund


EXCHANGING OR SELLING SHARES


Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041



  Express Mail: Columbia Management Investment Services, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809



BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
32P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2035 FUND
(2035 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


2035 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                              5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
 redemptions (as a percentage of offering price at the
 time of purchase, or current net asset value, whichever
 is less)                                                     1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                          CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                             0.00%    0.00%     0.00%     0.00%     0.00%     0.00%
Distribution and/or service (12-b-1) fees                   0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                              0.66%    0.66%     0.65%     0.66%     0.43%     0.62%
Acquired fund fees and expenses (underlying funds)          0.62%    0.62%     0.62%     0.62%     0.62%     0.62%
Total annual fund operating expenses(a)                     1.53%    1.78%     1.52%     1.28%     1.05%     1.24%
Less: fee waiver/expense reimbursement(b)                  (0.52%)  (0.38%)   (0.37%)   (0.38%)   (0.40%)   (0.44%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                             1.01%    1.40%     1.15%     0.90%     0.65%     0.80%




(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.




(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78 % for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 2035 FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $672      $983     $1,316    $2,257
Class R2 (whether or not shares are redeemed)                   $143      $524     $  930    $2,069
Class R3 (whether or not shares are redeemed)                   $117      $444     $  795    $1,786
Class R4 (whether or not shares are redeemed)                   $ 92      $369     $  667    $1,517
Class R5 (whether or not shares are redeemed)                   $ 66      $295     $  542    $1,251
Class Y (whether or not shares are redeemed)                    $ 82      $350     $  640    $1,466





--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  33P

2035 Fund



PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2035. For example, 2035 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2035.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
34P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2035 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.


Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                     TABLE 2. ASSET CLASS RANGES


                                                  ASSET CLASS
                                    TARGET ALLOCATION RANGE -- UNDER NORMAL
                                              MARKET CONDITIONS*
---------------------------------------------------------------------------
                                                             FIXED INCOME,
                                                                CASH AND
                                                              ALTERNATIVE
                                                               INVESTMENT
FUND                                  EQUITY                   STRATEGIES
2035 Fund                              65-95%                     5-35%



* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.


The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.


RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  35P

2035 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2035 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



            CLASS A ANNUAL TOTAL RETURNS
               (BEFORE SALES CHARGE)



                    (BAR CHART)




                                                                               +5.75%    -35.78%   +20.16%

                                                                                2007      2008      2009





                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +14.02% (quarter ended Sept. 30, 2009).


- Lowest return for a calendar quarter was -18.20% (quarter ended Dec. 31, 2008).


- Year-to-date return at March 31, 2010 was +4.36%.



--------------------------------------------------------------------------------
36P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2035 Fund



 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                         SINCE INCEPTION
                                                                    SINCE INCEPTION     (CLASSES R2, R3,
                                                                    (CLASSES A & Y)         R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                        1 YEAR        (5/18/06)           (12/11/06)
2035 Fund:
  Class A -- before taxes                               +13.26%          -3.87%                 N/A
  Class A -- after taxes                                +12.10%          -4.99%                 N/A
  Class A -- after taxes on distributions and
  redemption of fund shares                              +8.62%          -3.70%                 N/A
  Class R2 -- before taxes                              +19.89%             N/A              -6.39%
  Class R3 -- before taxes                              +20.13%             N/A              -6.12%
  Class R4 -- before taxes                              +20.41%             N/A              -5.92%
  Class R5 -- before taxes                              +20.80%             N/A              -5.83%
  Class Y -- before taxes                               +20.63%          -2.04%                 N/A
Russell 3000(R) Index (Russell 3000) (reflects no
deduction for fees, expenses or taxes)                  +28.34%          -1.23%              -5.26%
Barclays Capital U.S. Aggregate Bond Index
(Barclays Capital) (reflects no deduction for
fees, expenses or taxes)                                 +5.93%          +6.44%              +5.76%
Blended 2035 Composite Index (consists of Russell
3000, Barclays Capital, MSCI EAFE and Citigroup)
(reflects no deduction for fees, expenses or
taxes)                                                  +24.67%          +0.53%              -2.74%
Morgan Stanley Capital International EAFE Index
(MSCI EAFE) (reflects no deduction for fees,
expenses or taxes)                                      +32.46%          -1.24%              -4.86%
Citigroup 3-Month U.S. Treasury Bill Index
(Citigroup) (reflects no deduction for fees,
expenses or taxes)                                       +0.16%          +2.75%              +2.31%






The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.


FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC



PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                   $100
Scheduled investment plans                                             $100                   $ 50




--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  37P

2035 Fund


EXCHANGING OR SELLING SHARES


Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial,

  P.O. Box 8041, Boston, MA 02266-8041


  Express Mail: Columbia Management Investment Services, c/o Boston Financial,

  30 Dan Road, Canton, MA 02021-2809


BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
38P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2040 FUND
(2040 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).

2040 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
 redemptions (as a percentage of offering price at
 the time of purchase, or current net asset value,
 whichever is less)                                      1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                        0.00%    0.00%     0.00%     0.00%     0.00%     0.00%
Distribution and/or service (12-b-1) fees              0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                         0.92%    0.89%     0.90%     0.85%     0.61%     0.79%
Acquired fund fees and expenses (underlying funds)     0.62%    0.62%     0.62%     0.62%     0.62%     0.62%
Total annual fund operating expenses(a)                1.79%    2.01%     1.77%     1.47%     1.23%     1.41%
Less: fee waiver/expense reimbursement(b)             (0.78%)  (0.61%)   (0.62%)   (0.57%)   (0.58%)   (0.61%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                        1.01%    1.40%     1.15%     0.90%     0.65%     0.80%






(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.


(5) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 2040 FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $672     $1,035    $1,421    $2,504
Class R2 (whether or not shares are redeemed)                   $143     $  572    $1,028    $2,294
Class R3 (whether or not shares are redeemed)                   $117     $  497    $  903    $2,038
Class R4 (whether or not shares are redeemed)                   $ 92     $  409    $  750    $1,714
Class R5 (whether or not shares are redeemed)                   $ 66     $  333    $  621    $1,443
Class Y (whether or not shares are redeemed)                    $ 82     $  387    $  714    $1,644






--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  39P

2040 Fund

PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2040. For example, 2040 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2040.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
40P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2040 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.



Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:



                     TABLE 2. ASSET CLASS RANGES


                                                   ASSET CLASS
                                        TARGET ALLOCATION RANGE -- UNDER
                                            NORMAL MARKET CONDITIONS*
---------------------------------------------------------------------------
                                                             FIXED INCOME,
                                                                CASH AND
                                                              ALTERNATIVE
                                                               INVESTMENT
FUND                                    EQUITY                  STRATEGY
2040 Fund                                65-95%                   5-35%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.


The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.




RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  41P

2040 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2040 Fund intends to invest a significant portion of its assets in equity asset classes and a portion of its assets in fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as a blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.


            CLASS A ANNUAL TOTAL RETURNS
               (BEFORE SALES CHARGE)



                    (BAR CHART)




                                                                               +5.78%    -35.68%   +20.33%

                                                                                2007      2008      2009





                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).


- Lowest return for a calendar quarter was -18.17% (quarter ended Dec. 31, 2008).


- Year-to-date return at March 31, 2010 was +4.22%.



--------------------------------------------------------------------------------
42P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2040 Fund



 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                          SINCE INCEPTION
                                                                        SINCE INCEPTION  (CLASSES R2, R3,
                                                                        (CLASSES A & Y)      R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                               1 YEAR     (5/18/06)        (12/11/06)
2040 Fund:
  Class A -- before taxes                                      +13.42%       -3.64%              N/A
  Class A -- after taxes                                       +12.33%       -5.04%              N/A
  Class A -- after taxes on distributions and redemption of
  fund shares                                                   +8.72%       -3.65%              N/A
  Class R2 -- before taxes                                     +19.81%          N/A           -6.31%
  Class R3 -- before taxes                                     +20.29%          N/A           -6.05%
  Class R4 -- before taxes                                     +20.40%          N/A           -5.84%
  Class R5 -- before taxes                                     +20.80%          N/A           -5.75%
  Class Y -- before taxes                                      +20.64%       -1.84%              N/A
Russell 3000(R) Index (Russell 3000) (reflects no deduction
for fees, expenses or taxes)                                   +28.34%       -1.23%           -5.26%
Barclays Capital U.S. Aggregate Bond Index (Barclays
Capital) (reflects no deduction for fees, expenses or taxes)    +5.93%       +6.44%           +5.76%
Blended 2040 Composite Index (consists of Russell 3000,
Barclays Capital, MSCI EAFE and Citigroup) (reflects no
deduction for fees, expenses or taxes)                         +24.67%       +0.53%           -2.74%
Morgan Stanley Capital International EAFE Index (MSCI EAFE)
(reflects no deduction for fees, expenses or taxes)            +32.46%       -1.24%           -4.86%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup)
(reflects no deduction for fees, expenses or taxes)             +0.16%       +2.75%           +2.31%




The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.



FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC



PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                   $100
Scheduled investment plans                                             $100                   $ 50




--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  43P

2040 Fund

EXCHANGING OR SELLING SHARES

Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial,

  P.O. Box 8041, Boston, MA 02266-8041


  Express Mail: Columbia Management Investment Services, c/o Boston Financial,

  30 Dan Road, Canton, MA 02021-2809


BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


--------------------------------------------------------------------------------
44P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

SUMMARY OF RIVERSOURCE RETIREMENT PLUS 2045 FUND
(2045 FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under "Sales Charges" on page S.4 of the Fund's prospectus and under "Class A -- Calculation of the Sales Charge" on page D.1 of Appendix D in the Fund's Statement of Additional Information (SAI).


2045 Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   5.75%     None      None      None      None      None
Maximum deferred sales charge (load) imposed on
redemptions (as a percentage of offering price at
the time of purchase, or current net asset value,
whichever is less)                                       1%     None      None      None      None      None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



                                                     CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
Management fees                                        0.00%    0.00%     0.00%     0.00%     0.00%     0.00%
Distribution and/or service (12-b-1) fees              0.25%    0.50%     0.25%     0.00%     0.00%     0.00%
Other expenses                                         1.01%    0.88%     0.84%     1.12%     0.62%     0.83%
Acquired fund fees and expenses (underlying funds)     0.62%    0.62%     0.62%     0.62%     0.62%     0.62%
Total annual fund operating expenses(a)                1.88%    2.00%     1.71%     1.74%     1.24%     1.45%
Less: fee waiver/expense reimbursement(b)             (0.87%)  (0.60%)   (0.56%)   (0.84%)   (0.59%)   (0.65%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(b)                        1.01%    1.40%     1.15%     0.90%     0.65%     0.80%




(a) The total annual fund operating expenses expressed do not correlate to the ratios of expenses to average net assets in the Funds' financial highlights table.


(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78 % for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y shares.



EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 2045 FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A (whether or not shares are redeemed)                    $672     $1,053    $1,458    $2,588
Class R2 (whether or not shares are redeemed)                   $143     $  570    $1,024    $2,284
Class R3 (whether or not shares are redeemed)                   $117     $  485    $  877    $1,978
Class R4 (whether or not shares are redeemed)                   $ 92     $  466    $  866    $1,988
Class R5 (whether or not shares are redeemed)                   $ 66     $  335    $  625    $1,453
Class Y (whether or not shares are redeemed)                    $ 82     $  395    $  731    $1,685






--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  45P

2045 Fund

PORTFOLIO TURNOVER


The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds across different asset classes: equity, fixed income, cash and alternative investment strategies. The investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) will allocate the Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). The Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year, which is 2045. For example, 2045 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2045.



DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")



In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



The Fund's neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date.



Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.



       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"



(LINE CHART)



US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US Small and
  mid Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






--------------------------------------------------------------------------------
46P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2045 Fund


Based on the investment manager's analysis of capital markets and other factors described above, the Fund currently intends to invest in underlying funds of 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Fund's neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.



PERFORMING TACTICAL ASSET ALLOCATION



The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how the Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep the Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.


Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                     TABLE 2: ASSET CLASS RANGES


                                                   ASSET CLASS
                                         TARGET ALLOCATION RANGE -- UNDER
                                            NORMAL MARKET CONDITIONS*
--------------------------------------------------------------------------
                                                        FIXED INCOME, CASH
                                                                AND
                                                            ALTERNATIVE
                                                            INVESTMENT
FUND                                   EQUITY               STRATEGIES
2045 Fund                               65-95%                 5-35%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.




The investment manager may modify the glide path and asset allocation ranges without obtaining shareholder approval.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.


RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by the Fund's investment approach (regardless of the investors target retirement date).



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  47P

2045 Fund


RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since 2045 Fund intends to invest a significant portion of its assets in equity asset classes and a portion fixed income and alternative investment strategies asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Industry Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Quantitative Model Risk, Reinvestment Risk, Risks of Foreign/Emerging Markets Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class A share performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table, as well as a blended index.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).


Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you, generally since you will not incur taxes until you begin to withdraw from your account.



            CLASS A ANNUAL TOTAL RETURNS



                    (BAR CHART)




                                                                               +5.61%    -35.80%   +20.17%

                                                                                2007      2008      2009





                  (CALENDAR YEAR)

During the periods shown:


- Highest return for a calendar quarter was +14.15% (quarter ended Sept. 30, 2009).


- Lowest return for a calendar quarter was -18.40% (quarter ended Dec. 31, 2008).


- Year-to-date return at March 31, 2010 was +4.26%.



--------------------------------------------------------------------------------
48P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

2045 Fund



 AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)



                                                                                           SINCE INCEPTION
                                                                        SINCE INCEPTION   (CLASSES R2, R3,
                                                                        (CLASSES A & Y)       R4 & R5)
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR      (5/18/06)         (12/11/06)
2045 Fund:
  Class A -- before taxes                                     +13.26%        -3.80%               N/A
  Class A -- after taxes                                      +12.15%        -5.03%               N/A
  Class A -- after taxes on distributions and redemption of
  fund shares                                                  +8.62%        -3.72%               N/A
  Class R2 -- before taxes                                    +19.75%           N/A            -6.40%
  Class R3 -- before taxes                                    +20.21%           N/A            -6.15%
  Class R4 -- before taxes                                    +20.30%           N/A            -5.94%
  Class R5 -- before taxes                                    +20.69%           N/A            -5.85%
  Class Y -- before taxes                                     +20.54%        -1.99%               N/A
Russell 3000(R) Index (Russell 3000) (reflects no
deduction for fees, expenses or taxes)                        +28.34%        -1.23%            -5.26%
Barclays Capital U.S. Aggregate Bond Index (Barclays
Capital) (reflects no deduction for fees, expenses or
taxes)                                                         +5.93%        +6.44%            +5.76%
Blended 2045 Composite Index (consists of Russell 3000,
Barclays Capital, MSCI EAFE and Citigroup) (reflects no
deduction for fees, expenses or taxes)                        +24.67%        +0.53%            -2.74%
Morgan Stanley Capital International EAFE Index (MSCI
EAFE) (reflects no deduction for fees, expenses or taxes)     +32.46%        -1.24%            -4.86%
Citigroup 3-Month U.S. Treasury Bill Index
(Citigroup)(reflects no deduction for fees, expenses or
taxes)                                                         +0.16%        +2.75%            +2.31%






The Russell 3000(R) Index (domestic equity benchmark), the Barclays Capital U.S. Aggregate Bond Index (bond benchmark), the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Composite Index and are used to calculate its return. The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation.


FUND MANAGEMENT


INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC



PORTFOLIO MANAGER     TITLE                MANAGED FUND SINCE
-----------------     -----                ------------------
Anwiti Bahuguna       Portfolio Manager    May 2010
Kent Bergene          Portfolio Manager    May 2010
David Joy             Portfolio Manager    May 2010
Colin Moore           Portfolio Manager    May 2010
Kent M. Peterson      Portfolio Manager    May 2010
Marie M. Schofield    Portfolio Manager    May 2010



BUYING AND SELLING SHARES

MINIMUM INITIAL INVESTMENT (ALL CLASSES)                      NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                   $2,000                 $1,000
Scheduled investment plans                                            $  100                 $  100



SUBSEQUENT INVESTMENTS (ALL CLASSES)                          NONQUALIFIED ACCOUNTS  TAX QUALIFIED ACCOUNTS
For investors other than scheduled investment plans                    $100                   $100
Scheduled investment plans                                             $100                   $ 50




--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  49P

2045 Fund


EXCHANGING OR SELLING SHARES


Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.


If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:


BY MAIL: Mail your exchange or sale request to:


  Regular Mail: Columbia Management Investment Services, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041



  Express Mail: Columbia Management Investment Services, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809



BY TELEPHONE OR WIRE TRANSFER: Call 800.221.2450. A service fee may be charged against your account for each wire sent.


TAX INFORMATION


The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.


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50P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS

INVESTMENT OBJECTIVES

THE OBJECTIVE OF EACH FUND IS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION. THE FOLLOWING PARAGRAPHS HIGHLIGHT THE OBJECTIVES OF EACH FUND.

  RIVERSOURCE RETIREMENT PLUS 2010 FUND (2010 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010.

  RIVERSOURCE RETIREMENT PLUS 2015 FUND (2015 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015.

  RIVERSOURCE RETIREMENT PLUS 2020 FUND (2020 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

  RIVERSOURCE RETIREMENT PLUS 2025 FUND (2025 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

  RIVERSOURCE RETIREMENT PLUS 2030 FUND (2030 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

  RIVERSOURCE RETIREMENT PLUS 2035 FUND (2035 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035.

  RIVERSOURCE RETIREMENT PLUS 2040 FUND (2040 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040.

  RIVERSOURCE RETIREMENT PLUS 2045 FUND (2045 FUND) is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Only shareholders can change the Fund's objective.

2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and
2045 Fund are singularly and collectively, where the context requires, referred to as either "the Fund", "each Fund" or "the Funds." The funds in which the Funds invest are referred to as "underlying funds" or "acquired funds." Investments by the Funds referred to above are made through investments in underlying funds.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS


The Funds are intended for investors who prefer to have asset allocation and fund selection decisions managed by professional money managers. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), or an affiliate acts as investment manager or principal underwriter. The investment manager is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.


The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). Each Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year. For example, 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030. The Funds differ primarily due to their asset allocations among different types of underlying funds.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")


In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of each Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for each Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.



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                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  51P

Each Fund's neutral asset allocation is based on a target date which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for each Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.


Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.


       TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"

(LINE CHART)


US Investment
  Grade Bonds     15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds        1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging
  Markets Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield
  Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash
  Equivalents /
  TIPS /
  Alternative
  Investment
  Strategies       2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging
  Markets
  Equities         4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities        16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US MidSmall Cap
  Equities         8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities        52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                    40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                          Years Before                                         Years After
                  ------------------------------------------------------------   ---------------------------------------
                                                          Target Retirement Date






Based on the investment manager's analysis of capital markets and other factors described above, the investment manager currently intends to invest in 11 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.



The investment manager may choose to modify the Funds' neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.


PERFORMING TACTICAL ASSET ALLOCATION


The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund's current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine each Fund's positioning.



In making these tactical asset allocation changes, the investment manager will keep each Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2.



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52P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                       TABLE 2. ASSET CLASS RANGES BY FUND

                                                                          ASSET CLASS
                                                        TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET
                                                                          CONDITIONS*
--------------------------------------------------------------------------------------------------------
                                                                             FIXED INCOME, CASH AND
FUND                                                  EQUITY           ALTERNATIVE INVESTMENT STRATEGIES
2010 Fund                                              34-66%                        34-66%
2015 Fund                                              44-76%                        24-56%
2020 Fund                                              54-86%                        14-46%
2025 Fund                                              64-95%                         5-36%
2030 Fund                                              65-95%                         5-35%
2035 Fund                                              65-95%                         5-35%
2040 Fund                                              65-95%                         5-35%
2045 Fund                                              65-95%                         5-35%


* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.

CHOOSING INVESTMENT CATEGORIES AND INVESTING IN UNDERLYING FUNDS


After determining the current asset class allocation for each Fund, the investment manager then determines the amount each Fund will invest in eligible underlying funds. Table 3 below identifies the particular underlying fund currently considered to be representative of the investment category. Therefore, allocation to a specified investment category is currently anticipated to result in an allocated investment to the corresponding eligible underlying fund. The Fund's Form N-Q filings with the SEC show actual asset and category allocations as of certain fiscal quarter-ends. These filings can be found at the SEC website at http://www.sec.gov or can be obtained without charge, upon request, by calling 800.221.2450.


---------------------------------------------------------------------------------------------------------------------------------
                                           TABLE 3. INVESTMENT CATEGORY RANGES BY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 FUND
ASSET CLASS                                                           Target Allocation Range -- Under Normal Market Conditions*
(Target Ranges                                                     --------------------------------------------------------------
set forth in     INVESTMENT                                          2010    2015    2020    2025    2030    2035    2040    2045
Table 2)         CATEGORY          ELIGIBLE UNDERLYING FUND**        FUND    FUND    FUND    FUND    FUND    FUND    FUND    FUND
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME,    U.S. Investment   RiverSource Diversified Bond     0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 Grade Bonds       Fund
                -----------------------------------------------------------------------------------------------------------------
CASH AND         TIPS              RiverSource Inflation            0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                                   Protected Securities Fund
                -----------------------------------------------------------------------------------------------------------------
ALTERNATIVE      International     RiverSource Global Bond Fund     0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 Bonds

                -----------------------------------------------------------------------------------------------------------------
INVESTMENT       Emerging          RiverSource Emerging Markets     0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 Markets Bonds     Bond Fund
                -----------------------------------------------------------------------------------------------------------------
STRATEGIES       U.S. High Yield   RiverSource High Yield Bond      0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 Bonds             Fund
                -----------------------------------------------------------------------------------------------------------------
                 Cash              RiverSource Cash Management      0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 Equivalents       Fund
                -----------------------------------------------------------------------------------------------------------------
                 Alternative       RiverSource Absolute Return      0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                 Investment        Currency and Income Fund
                 Strategies
---------------------------------------------------------------------------------------------------------------------------------
EQUITY           Emerging          RiverSource Disciplined          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                 Markets           International Equity Fund
                 Equities
                -----------------------------------------------------------------------------------------------------------------
                 International     RiverSource Disciplined          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                 Developed         International Equity Fund
                 Equities
                -----------------------------------------------------------------------------------------------------------------
                 U.S. Mid and      RiverSource Disciplined Small    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                 Small Cap         and Mid Cap Equity Fund
                 Equities
                -----------------------------------------------------------------------------------------------------------------
                 U.S. Large Cap    RiverSource Disciplined Equity   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                 Equities          Fund
                                  -----------------------------------------------------------------------------------------------
                                   RiverSource Disciplined Large    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                                   Cap Growth Fund
                                  -----------------------------------------------------------------------------------------------
                                   RiverSource Disciplined Large    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                                   Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------


* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.

** A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and can be obtained by calling toll-free 800.221.2450 or visiting riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds). Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.



The Board of Trustees of each Fund has the authority to combine the Funds with other funds in the RiverSource Family of Funds without seeking shareholder vote. While not expected to do so prior to the target date, they may do so after that date based on factors such as the similarity of the Funds' holdings, the relative size of the Funds, the opportunity the Funds have to meet their investment objectives, and other factors.



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                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  53P

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These risks are identified below.

  ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objectives.

  AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is obligated to act in each Funds' best interests when selecting underlying funds, without taking fees into consideration.

  QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Fund to achieve its objective.


  RETIREMENT GOAL RISK. An investor may have different needs than the models anticipate. Specifically, a variety of personal factors, such as individual risk tolerance, financial position and other personal circumstances, may not be adequately addressed by each Fund's investment approach (regardless of the investors target retirement date).


  RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is expected to become more conservative over time, the risks set forth below are typically greater for funds with target retirement years further in the future. For example, if you invest in 2045 Fund, you will typically have somewhat greater exposure to the risks set forth below relating to equity securities than if you invest in 2010 Fund. See Table 3 -- Investment Category Ranges by Fund for the investment categories of the underlying funds. A description of the more common risks to which the underlying funds are subject follows. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


  TARGET DATE FUNDS RISK. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor's retirement.


  UNDERLYING FUND SELECTION RISK. The risk that the selected underlying funds' performance may be poor and may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

CERTAIN PRINCIPAL RISKS OF THE UNDERLYING FUNDS

  ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

  CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund's concentration, its overall value may decline to a greater degree than if it held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

  COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle held by the underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


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54P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

  CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual.


  DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

  Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

  Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

  Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

  FOREIGN CURRENCY RISK. The underlying fund's exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund's exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

  GEOGRAPHIC CONCENTRATION RISK. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

  HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.


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                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  55P

  HIGH-YIELD SECURITIES RISK. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.


  IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

  INDUSTRY CONCENTRATION RISK. Investments that are concentrated in a particular issuer will make the underlying fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the underlying money market fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry. Other underlying funds that concentrate in an industry may face economic, political or regulatory developments in that industry.

  INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.


  INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.


  ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

  LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


  MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, such as value or growth investing, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.


  NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

  PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.

  QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.

  REINVESTMENT RISK. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.


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56P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

  RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:

  Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

  Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

  SECTOR RISK. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than underlying funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

  SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

  TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the its total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" an underling fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the underlying fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund's Board of Directors may authorize a significant change in investment strategy or its liquidation.


  VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with "Fees and Expenses of the Fund" that appears in each Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  57P

Annual fund operating expenses are based on expenses incurred during a Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of a Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect a Fund's average net assets as of a different period or point in time, as a Fund's asset levels will fluctuate. In general, a Fund's operating expense ratio will increase as its assets decrease, such that a Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in a Fund's assets in the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds of Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities or underlying money market funds in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund" that appears in the Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gain when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
58P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the family of funds that includes Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.



The Fund does not pay Columbia Management a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's annual shareholder report for the period ended April 30, 2010.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:




Anwiti Bahuguna, Ph.D., Portfolio Manager



- Managed the Funds since May 2010.



- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group where she worked as an investment professional since 2002.



- Began investment career in 1998.



- BS from St. Stephen's College, Delhi University and a Ph.D. from Northeastern University.



Kent Bergene, Portfolio Manager



- Managed the Funds since May 2010.



- Joined the investment manager in 1981.



- Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.



- BS, University of North Dakota.



David Joy, Portfolio Manager



- Managed the Funds since May 2010.



- Joined the investment manager in 2003.



- Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.



- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.



Colin Moore, Portfolio Manager



- Managed the Funds since May 2010.



- Chief Investment Officer of the investment manager.



- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.



- Began investment career in 1983.



- London Business School - Investment Management Program.



--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  59P

Kent M. Peterson, Ph.D., Portfolio Manager



- Managed the Funds since May 2010.



- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006.



- Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.



- Began investment career in 1999.



- BA from Cornell University and a Ph.D. from Princeton University.



Marie M. Schofield, Portfolio Manager



- Managed the Funds since May 2010.



- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.



- Began investment career in 1975.



- BS from the College of Saint Rose.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.


--------------------------------------------------------------------------------
60P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after April 30, 2008 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with each Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before April 30, 2007 has been audited by other auditors.


RiverSource Retirement Plus 2010 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.92        $9.51      $10.91        $9.64
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .20         .22          .20
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.62)       (.55)        1.44
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (2.42)       (.33)        1.64
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.17)       (.33)        (.32)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.17)      (1.07)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.51       $10.91
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.74%      (25.49%)     (3.29%)      17.27%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%         .89%        .84%        1.37%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .38%         .36%        .37%         .48%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.74%        2.59%       2.20%        2.04%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $3          $4           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.92        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .18         .22          .18
Net gains (losses) (both realized and
 unrealized)                                         1.69        (2.62)       (.56)         .39
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.87        (2.44)       (.34)         .57
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.16)       (.30)        (.30)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.16)      (1.04)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.25%      (25.70%)     (3.35%)       5.55%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.69%        1.31%       1.18%        1.64%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .58%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.30%        2.32%       2.09%        3.06%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  61P

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.92        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .20         .24          .19
Net gains (losses) (both realized and
 unrealized)                                         1.69        (2.62)       (.55)         .39
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.89        (2.42)       (.31)         .58
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.18)       (.33)        (.31)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.18)      (1.07)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.56%      (25.50%)     (3.11%)       5.62%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.44%        1.05%        .93%        1.36%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .33%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.57%       2.34%        3.31%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.93        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .22         .27          .21
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.61)       (.56)         .38
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (2.39)       (.29)         .59
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.20)       (.35)        (.32)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.20)      (1.09)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.83%      (25.21%)     (2.86%)       5.70%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%         .81%        .68%        1.13%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .08%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.79%        2.82%       2.59%        3.56%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
62P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.93        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .22         .27          .22
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.61)       (.56)         .38
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.92        (2.39)       (.29)         .60
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.31)        (.20)       (.35)        (.33)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.31)        (.20)      (1.09)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.13%      (25.21%)     (2.87%)       5.77%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .93%         .56%        .42%         .89%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.04%        2.87%       2.59%        3.81%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.93        $9.52      $10.91        $9.64
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .22         .23          .23
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.63)       (.54)        1.43
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.91        (2.41)       (.31)        1.66
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.30)        (.18)       (.34)        (.34)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.30)        (.18)      (1.08)        (.39)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.91
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.94%      (25.35%)     (3.11%)      17.49%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.08%         .72%        .58%        1.08%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .21%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.89%        2.72%       2.21%        2.45%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5           $5         $12          $17
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  63P

RiverSource Retirement Plus 2015 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.79        $9.71      $11.03        $9.60
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .18          .21
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.06)       (.59)        1.57
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (2.88)       (.41)        1.78
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.04)       (.29)        (.30)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.04)       (.91)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.79       $9.71       $11.03
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.76%      (29.67%)     (3.93%)      18.79%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .76%         .67%        .63%        1.69%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .38%         .36%        .38%         .45%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.35%       1.76%        1.85%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5           $5          $6           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.72      $11.02       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .16         .18          .21
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.98        (2.90)       (.43)         .63
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.25)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.87)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.80       $9.72       $11.02
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.34%      (29.80%)     (4.14%)       6.05%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%        1.08%       1.04%        1.34%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .58%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.47%        2.07%       1.67%        2.57%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
64P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.73      $11.03       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .18         .20          .22
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.60)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (2.88)       (.40)         .64
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.05)       (.28)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.05)       (.90)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.80       $9.73       $11.03
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.63%      (29.65%)     (3.89%)       6.15%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .94%         .84%        .80%        1.07%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .33%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.72%        2.32%       1.93%        2.81%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.74      $11.04       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .20         .23          .23
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.07)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (2.87)       (.38)         .65
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.07)       (.30)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.07)       (.92)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.55        $6.80       $9.74       $11.04
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.06%      (29.49%)     (3.63%)       6.26%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .68%         .59%        .54%         .83%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .08%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.97%        2.57%       2.19%        3.06%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  65P

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.81        $9.74      $11.05       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .20         .23          .24
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.07)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (2.87)       (.38)         .66
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.30)        (.06)       (.31)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.30)        (.06)       (.93)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.56        $6.81       $9.74       $11.05
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.30%      (29.45%)     (3.66%)       6.36%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .43%         .34%        .29%         .59%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.22%        2.62%       2.18%        3.31%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.81        $9.73      $11.05        $9.60
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .19         .19          .23
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.59)        1.58
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (2.87)       (.40)        1.81
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.05)       (.30)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.05)       (.92)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.56        $6.81       $9.73       $11.05
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.12%      (29.53%)     (3.86%)      19.08%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .49%        .45%        1.01%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .21%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.03%        2.44%       1.80%        2.01%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $17          $13         $23          $24
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
66P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

RiverSource Retirement Plus 2020 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.33        $9.61      $11.07        $9.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .14          .20
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.35)       (.61)        1.67
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.18)       (.47)        1.87
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.10)       (.26)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.10)       (.99)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.33       $9.61       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.19%      (33.08%)     (4.58%)      19.76%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .75%         .70%        .57%        1.04%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .41%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.63%        2.45%       1.33%        1.13%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $6           $4          $3           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.64      $11.07       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13          .14         .13          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.34)       (.61)         .48
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.20)       (.48)         .67
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.09)       (.22)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.09)       (.95)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.35       $9.64       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.83%      (33.25%)     (4.65%)       6.47%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%        1.03%        .98%        1.23%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .59%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.71%        1.88%       1.26%        2.33%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  67P

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.65      $11.08       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .17         .16          .20
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.36)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.19)       (.46)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.11)       (.24)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.11)       (.97)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.35       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.28%      (33.09%)     (4.40%)       6.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .82%         .79%        .73%         .96%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .51%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.58%        2.26%       1.51%        2.59%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.66      $11.09       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .19         .19          .21
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.37)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.18)       (.43)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.13)       (.27)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.13)      (1.00)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.35       $9.66       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.55%      (32.94%)     (4.14%)       6.68%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .54%        .48%         .72%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.82%        2.51%       1.77%        2.84%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
68P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.36        $9.66      $11.10       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .19         .19          .22
Net gains (losses) (both realized and
 unrealized)                                         1.77        (3.37)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.18)       (.43)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.12)       (.28)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.12)      (1.01)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.36       $9.66       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.76%      (32.90%)     (4.17%)       6.78%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .29%        .22%         .48%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.06%        2.55%       1.77%        3.09%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.36        $9.65      $11.09        $9.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .15          .21
Net gains (losses) (both realized and
 unrealized)                                         1.77        (3.36)       (.59)        1.68
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.18)       (.44)        1.89
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.11)       (.27)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.11)      (1.00)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.36       $9.65       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.58%      (32.98%)     (4.28%)      20.03%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .55%         .47%        .38%         .75%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.91%        2.37%       1.39%        1.62%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $15         $29          $37
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  69P

RiverSource Retirement Plus 2025 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.26        $9.65      $11.08        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .15         .10          .22
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.62)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.39)       (.52)        1.85
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)          --        (.23)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)          --        (.91)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.26       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.26%      (35.13%)     (4.93%)      19.53%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .78%         .74%        .61%        1.39%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .42%         .48%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%        2.10%       1.00%        1.42%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $2          $3           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.27        $9.68      $11.09       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .11         .11          .21
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.52)       (.64)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.41)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)          --        (.20)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)          --        (.88)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.04        $6.27       $9.68       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.50%      (35.23%)     (5.03%)       6.52%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.11%         .91%        .97%        1.27%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .60%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.21%        1.56%       1.02%        2.22%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
70P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.29        $9.68      $11.10       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .22
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.65)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.39)       (.51)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)          --        (.23)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.20)          --        (.91)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.09        $6.29       $9.68       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.98%      (35.02%)     (4.88%)       6.63%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .81%         .79%        .73%        1.00%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .51%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.50%        2.08%       1.28%        2.46%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.69      $11.11       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .16         .16          .23
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.54)       (.64)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.38)       (.48)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)          --        (.26)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)          --        (.94)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.12        $6.31       $9.69       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.31%      (34.88%)     (4.63%)       6.73%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .54%        .48%         .76%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.73%        2.33%       1.54%        2.71%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  71P

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.69      $11.12       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .24
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.56)       (.65)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.04        (3.38)       (.49)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)          --        (.26)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)          --        (.94)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.12        $6.31       $9.69       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.58%      (34.88%)     (4.65%)       6.83%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .34%         .29%        .23%         .52%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.98%        2.37%       1.54%        2.96%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.30        $9.68      $11.11        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .23
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.62)        1.65
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.38)       (.50)        1.88
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)          --        (.25)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)          --        (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.30       $9.68       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.45%      (34.92%)     (4.77%)      19.87%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .51%         .45%        .40%         .89%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.15%       1.11%        1.50%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $23          $18         $32          $37
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
72P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

RiverSource Retirement Plus 2030 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.29        $9.71      $11.13        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .12         .13          .20
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.53)       (.65)        1.71
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.41)       (.52)        1.91
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.01)       (.24)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.01)       (.90)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $6.29       $9.71       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.17%      (35.09%)     (4.91%)      20.16%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .67%         .69%        .59%        1.37%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .42%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.50%        1.72%       1.23%        1.47%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $5          $3           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.30        $9.73      $11.12       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .11         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.84        (3.54)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.43)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.00)(f)    (.20)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.00)(f)    (.86)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $6.30       $9.73       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.79%      (35.23%)     (5.01%)       6.51%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.10%        1.09%       1.00%        1.34%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .61%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.06%        1.51%       1.02%        2.23%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  73P

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.75      $11.13       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .13         .11          .20
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.55)       (.61)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.42)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.22)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.88)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.07        $6.31       $9.75       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.90%      (35.06%)     (4.74%)       6.61%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .80%         .83%        .77%        1.07%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .35%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%        1.77%       1.05%        2.48%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.30        $9.75      $11.14       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.57)       (.63)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.40)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.05)       (.26)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.05)       (.92)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.09        $6.30       $9.75       $11.14
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.48%      (34.92%)     (4.50%)       6.71%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .54%         .58%        .50%         .83%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.74%        2.35%       1.53%        2.73%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
74P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.75      $11.15       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .22
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.58)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (3.40)       (.48)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.04)       (.26)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.04)       (.92)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.31       $9.75       $11.15
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.69%      (34.89%)     (4.53%)       6.81%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .30%         .33%        .24%         .59%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.98%        2.39%       1.53%        2.98%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.31        $9.74      $11.15        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.56)       (.62)        1.72
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.04        (3.40)       (.50)        1.93
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.03)       (.25)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.03)       (.91)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.31       $9.74       $11.15
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.51%      (34.96%)     (4.73%)      20.41%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .49%         .48%        .39%         .86%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.82%        2.20%       1.15%        1.52%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22          $18         $29          $35
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  75P

RiverSource Retirement Plus 2035 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.22        $9.61      $11.06        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .16         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.62)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.38)       (.51)        1.82
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.01)       (.24)        (.31)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.01)       (.94)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.99        $6.22       $9.61       $11.06
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.30%      (35.21%)     (4.93%)      19.27%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .91%         .88%        .78%        2.95%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.21%       1.07%        1.01%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1          $2           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.23        $9.63      $11.06       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .13         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.53)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.40)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)          --        (.20)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.20)          --        (.90)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00        $6.23       $9.63       $11.06
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.81%      (35.31%)     (5.05%)       6.56%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.16%        1.16%       1.11%        1.62%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .77%         .57%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.25%        1.84%       1.03%        2.23%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
76P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.64      $11.07       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .20
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.53)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.38)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.02)       (.23)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.02)       (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.01        $6.24       $9.64       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.06%      (35.11%)     (4.80%)       6.66%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .90%         .91%        .87%        1.35%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .50%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.52%        2.09%       1.29%        2.48%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.65      $11.08       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.54)       (.63)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.37)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.04)       (.26)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.04)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.01        $6.24       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.33%      (34.96%)     (4.55%)       6.76%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .66%         .65%        .61%        1.11%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.75%        2.34%       1.55%        2.73%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  77P

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.64      $11.09       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .17         .16          .22
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.65)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.37)       (.49)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.03)       (.26)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.03)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02        $6.24       $9.64       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.76%      (34.96%)     (4.67%)       6.87%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .43%         .40%        .35%         .87%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.99%        2.38%       1.54%        2.97%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.24        $9.64      $11.08        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.61)        1.64
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.02        (3.38)       (.49)        1.85
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.25)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.95)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02        $6.24       $9.64       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.57%      (35.09%)     (4.69%)      19.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .62%         .58%        .52%        1.21%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.20%       1.11%        1.55%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $17          $13         $20          $20
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
78P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

RiverSource Retirement Plus 2040 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.04        $9.51      $11.11        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .10          .15
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.47)       (.62)        1.74
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.32)       (.52)        1.89
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.15)       (.25)        (.31)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.15)      (1.08)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.77        $6.04       $9.51       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.26%      (34.95%)     (5.01%)      19.99%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.23%        .93%        1.53%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.58%        2.08%        .99%        1.10%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.54      $11.10       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .12         .11          .14
Net gains (losses) (both realized and
 unrealized)                                         1.75        (3.46)       (.63)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.91        (3.34)       (.52)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.14)       (.21)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.14)      (1.04)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.78        $6.06       $9.54       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.69%      (35.07%)     (5.01%)       6.48%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.39%        1.38%       1.09%        1.24%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .59%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.23%        1.71%       1.07%        2.24%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  79P

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.55      $11.11       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .12         .14          .15
Net gains (losses) (both realized and
 unrealized)                                         1.75        (3.45)       (.63)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.93        (3.33)       (.49)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.16)       (.24)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.16)      (1.07)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.78        $6.06       $9.55       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.01%      (34.91%)     (4.76%)       6.59%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.15%        1.14%        .85%         .98%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .36%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.46%        1.73%       1.33%        2.49%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.56      $11.12       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .17          .16
Net gains (losses) (both realized and
 unrealized)                                         1.74        (3.49)       (.64)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.32)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.18)       (.26)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.18)      (1.09)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.79        $6.06       $9.56       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.30%      (34.76%)     (4.51%)       6.69%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .85%         .87%        .59%         .74%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .26%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.76%        2.37%       1.59%        2.74%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
80P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.55      $11.13       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .17         .17          .17
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.49)       (.65)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.32)       (.48)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.17)       (.27)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.17)      (1.10)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.80        $6.06       $9.55       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.74%      (34.76%)     (4.63%)       6.79%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .61%         .62%        .34%         .50%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .02%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.00%        2.41%       1.58%        2.99%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.06        $9.55      $11.13        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .16         .13          .16
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.49)       (.62)        1.75
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.33)       (.49)        1.91
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.16)       (.26)        (.31)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.16)      (1.09)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.80        $6.06       $9.55       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.56%      (34.93%)     (4.74%)      20.26%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .79%         .80%        .46%         .79%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.81%        2.18%       1.20%        1.53%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12           $9         $12          $26
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  81P

RiverSource Retirement Plus 2045 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.17        $9.64      $11.10        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .15         .12          .17
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.55)       (.64)        1.69
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.98        (3.40)       (.52)        1.86
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.07)       (.24)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.07)       (.94)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.93        $6.17       $9.64       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.24%      (35.26%)     (4.93%)      19.63%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.26%        1.41%       1.37%        4.82%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.62%        2.11%       1.20%        1.28%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.66      $11.08       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .14         .12          .15
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.55)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.41)       (.52)         .67
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.06)       (.20)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.06)       (.90)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.94        $6.19       $9.66       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.57%      (35.32%)     (4.93%)       6.48%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.38%        1.52%       1.51%        2.74%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .77%         .57%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.15%        1.85%       1.03%        2.19%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
82P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.66      $11.09       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .17
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.54)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.39)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.08)       (.23)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.08)       (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.94        $6.19       $9.66       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.87%      (35.10%)     (4.78%)       6.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.09%        1.27%       1.27%        2.47%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .50%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.52%        2.10%       1.29%        2.44%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.67      $11.10       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .17         .17          .18
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.55)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.38)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.10)       (.26)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.10)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.95        $6.19       $9.67       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.31%      (34.94%)     (4.52%)       6.68%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.12%        1.02%       1.01%        2.23%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .26%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.35%       1.55%        2.69%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  83P

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.67      $11.11       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .19
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.56)       (.63)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.38)       (.47)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.10)       (.27)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.10)       (.97)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.96        $6.19       $9.67       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.74%      (35.01%)     (4.55%)       6.78%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .62%         .77%        .75%        1.99%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.00%        2.39%       1.55%        2.94%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.19        $9.67      $11.12        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .19
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.55)       (.61)        1.69
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.39)       (.49)        1.88
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.09)       (.26)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.09)       (.96)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.96        $6.19       $9.67       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.57%      (35.12%)     (4.72%)      19.93%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .83%         .95%        .95%        3.01%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .21%         .23%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.23%       1.18%        1.59%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12           $8          $9           $6
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Dec. 11, 2006 (when shares became publicly available) to April 30, 2007.




--------------------------------------------------------------------------------
84P  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

FUND FAMILY



THE FAMILY OF FUNDS INCLUDES "COLUMBIA" FUNDS, "RIVERSOURCE" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS (COLLECTIVELY, THE "FUND FAMILY"). CURRENTLY, THE COLUMBIA FUNDS DO NOT SHARE THE SAME POLICIES AND PROCEDURES (AS SET FORTH IN THIS SERVICE SECTION) AS THE OTHER FUNDS IN THE FUND FAMILY AND, EXCEPT AS DESCRIBED BELOW, MAY NOT BE EXCHANGED FOR SHARES OF RIVERSOURCE, SELIGMAN OR THREADNEEDLE FUNDS. THE COLUMBIA FUNDS (CLASS A, B, C AND Z SHARES) MAY BE EXCHANGED FOR RIVERSOURCE CASH MANAGEMENT FUND (CLASS A, B, C AND Z SHARES). PLEASE SEE THE PROSPECTUS FOR RIVERSOURCE CASH MANAGEMENT FUND FOR MORE INFORMATION.



THE RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE, SELIGMAN OR THREADNEEDLE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS IN THE FUND FAMILY OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT AT THE CURRENT TIME INCLUDE THE MARKET VALUE OF ANY COLUMBIA FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.



FOR PURPOSES OF THIS SERVICE SECTION, THE RIVERSOURCE FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS." RIVERSOURCE, SELIGMAN AND THREADNEEDLE FUNDS MAY EACH INDIVIDUALLY BE REFERRED TO AS A "FUND" AND, COLLECTIVELY, THE "FUNDS."



BUYING AND SELLING SHARES



The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.



DESCRIPTION OF SHARE CLASSES



INVESTMENT OPTIONS -- CLASSES OF SHARES



The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See "Fees and Expenses of the Fund" for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.



 INVESTMENT OPTIONS SUMMARY




                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                             S.1


S-6400-9

                                                                  CONTINGENT            DISTRIBUTION          PLAN
                                            INITIAL               DEFERRED SALES        AND/OR                ADMINISTRATION
                    AVAILABILITY(a)         SALES CHARGE          CHARGE (CDSC)         SERVICE FEE(b)        SERVICES FEE
--------------------------------------------------------------------------------------------------------------------------------
Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------

Class Y             Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.15%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------







(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.


(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.


(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.


(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)


(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.


(g) For RiverSource Cash Management Fund, Class A is 0.10%, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.



DISTRIBUTION AND SERVICE FEES



The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION


--------------------------------------------------------------------------------
S.2

AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.



 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.



PLAN ADMINISTRATION FEE



Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.



DETERMINING WHICH CLASS OF SHARES TO PURCHASE



Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:



- The amount you plan to invest.



- How long you intend to remain invested in the fund or another RiverSource, Seligman or Threadneedle fund in the Fund Family.



- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.



Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.



CLASS A, CLASS B AND CLASS C SHARES*



Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.



Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.



Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.



If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.



 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.



CLASS I SHARES.



The following eligible investors may purchase Class I shares:



- Any RiverSource, Seligman or Threadneedle fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of RiverSource, Seligman or Threadneedle funds in the Fund Family.



Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



CLASS R AND CLASS Y SHARES.



The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:



- Qualified employee benefit plans.



- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.



--------------------------------------------------------------------------------
                                                                             S.3

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.



- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.



- Health Savings Accounts created pursuant to public law 108-173.



Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:



- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource, Seligman and Threadneedle funds in the Fund Family).



- Bank trust departments.



Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.



Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



CLASS W SHARES.



The following eligible investors may purchase Class W shares:



- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.



Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.



IN ADDITION, FOR CLASS I, CLASS R AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INSTITUTIONAL INVESTORS NOT LISTED ABOVE.



IN ADDITION, FOR CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER INVESTORS NOT LISTED ABOVE.



Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.



SALES CHARGES



FOR FUNDS OTHER THAN MONEY MARKET FUNDS



CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:



Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.



INITIAL SALES CHARGE(A) FOR CLASS A SHARES



For equity funds and funds-of-funds (equity)*



                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             5.75%               6.10%                5.00%
$50,000--$99,999                                          4.75                4.99                 4.00
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)





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S.4

For fixed income funds except those listed below and funds-of-funds (fixed income)*



                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             4.75%               4.99%                4.00%
$50,000--$99,999                                          4.25                4.44                 3.50
$100,000--$249,999                                        3.50                3.63                 3.00
$250,000--$499,999                                        2.50                2.56                 2.15
$500,000--$999,999                                        2.00                2.04                 1.75
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)




For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund



                                                                                           MAXIMUM REALLOWANCE
                                                       AS A % OF           AS A % OF            AS A % OF
TOTAL MARKET VALUE                                 PURCHASE PRICE(b)  NET AMOUNT INVESTED     PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------
Up to $49,999                                             3.00%               3.09%                2.50%
$50,000--$99,999                                          3.00                3.09                 2.50
$100,000--$249,999                                        2.50                2.56                 2.15
$250,000--$499,999                                        2.00                2.04                 1.75
$500,000--$999,999                                        1.50                1.52                 1.25
$1,000,000 or more                                        0.00                0.00                 0.00(c),(d)




* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.


(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.


(b) Purchase price includes the sales charge.


(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.


(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.



There is no initial sales charge on reinvested dividends or capital gain distributions.



INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:



- Your current investment in a fund; and



- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource, Seligman and Threadneedle funds in the Fund Family, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.



The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:



- Individual or joint accounts;



- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;



- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;



- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;



--------------------------------------------------------------------------------
                                                                             S.5

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and



- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.



The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:



- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);



- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;



- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;



- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and



- Charitable and irrevocable trust accounts.



If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.



Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.



For more information on ROA, please see the SAI.



INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.



Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market RiverSource, Seligman or Threadneedle fund in the Fund Family) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.



Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.



INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:



- current or retired Board members, officers or employees of the funds or the investment manager or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.



- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.



--------------------------------------------------------------------------------
S.6

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.



- purchases made:



  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource, Seligman or Threadneedle fund in the Fund Family;



  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;



  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or



  - through bank trust departments.



- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).



- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:



  - have at least $1 million in plan assets at the time of investment; and



  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and



  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.



For more information regarding waivers of sales charge for Class A purchases, please see the SAI.



The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.



Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.



Because the current prospectus is available on the funds' website (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.



CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND CORE



Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.



CLASS A -- CONTINGENT DEFERRED SALES CHARGE



For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.



CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:



- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.



- purchased through reinvestment of dividends and capital gain distributions.



- in the event of the shareholder's death.



- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.



- in an account that has been closed because it falls below the minimum account balance.



- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.



- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.



--------------------------------------------------------------------------------
                                                                             S.7

- of RiverSource funds purchased prior to Dec. 1, 2008.



- initially purchased by an employee benefit plan that is not connected with a plan level termination.



The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



CLASS B AND CLASS C -- CDSC ALTERNATIVE



The money market funds offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.



Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.



To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).



FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:



IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          3%**
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%




* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.


** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.



Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.



You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.



Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.



Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.



FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.



--------------------------------------------------------------------------------
S.8

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.



EXAMPLE



Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.



CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:



- in the event of the shareholder's death.



- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.



- sold under an approved substantially equal periodic payment arrangement.



- by certain other investors, including certain institutions as set forth in more detail in the SAI.



For more information regarding waivers of the CDSC for Class B shares, please see the SAI.



The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:



- in the event of the shareholder's death.



- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.



- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.



- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.



- by certain other investors, including certain institutions as set forth in more detail in the SAI.



For more information regarding waivers of the CDSC for Class C shares, please see the SAI.



The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.



OPENING AN ACCOUNT



Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.



When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.



You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.



--------------------------------------------------------------------------------
                                                                             S.9

 METHODS OF PURCHASING SHARES



These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.



CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.



ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY



ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.


--------------------------------------------------------------------------------


ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling 800.221.2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.



                   Mail your check and completed application to:



                   REGULAR MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES


                                C/O BOSTON FINANCIAL


                                P.O. BOX 8041


                                BOSTON, MA 02266-8041



                   EXPRESS MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES




                                C/O BOSTON FINANCIAL




                                30 DAN ROAD




                                CANTON, MA 02021-2809



                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.


--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call 800.221.2450 to notify the fund's transfer agent of the wire and to receive further instructions.



                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.


--------------------------------------------------------------------------------


BY EXCHANGE        Call 800.221.2450 or send signed written instructions to the address above.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.10

MINIMUM INVESTMENT AND ACCOUNT BALANCE



                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500




    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

 -------------------------------------------------------------------------------


MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS



                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500




   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.


  (a)Money Market Funds -- $2,000


  (b)Money Market Funds -- $1,000

 -------------------------------------------------------------------------------


These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.



The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.



Please contact your financial intermediary for information regarding wire or electronic funds transfer.



IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.



EXCHANGING OR SELLING SHARES



You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.



 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES



ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY



ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.11

ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL            Mail your exchange or sale request to:



                   REGULAR MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES


                                C/O BOSTON FINANCIAL


                                P.O. BOX 8041


                                BOSTON, MA 02266-8041



                   EXPRESS MAIL COLUMBIA MANAGEMENT INVESTMENT SERVICES


                                C/O BOSTON FINANCIAL


                                30 DAN ROAD


                                CANTON, MA 02021-2809



                   Include in your letter:



                   - your name



                   - the name of the fund(s)



                   - your account number



                   - the class of shares to be exchanged or sold



                   - your Social Security number or Employer Identification
                     number



                   - the dollar amount or number of shares you want to exchange or sell



                   - specific instructions regarding delivery or exchange
                     destination



                   - signature(s) of registered account owner(s)



                   - any special documents the transfer agent may require in
                     order to process your order



                   Corporate, trust or partnership accounts may need to send additional documents.



                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.



                   A Medallion Signature Guarantee is required if:



                   - Amount is over $50,000.



                   - You want your check made payable to someone other than the registered account owner(s).



                   - Your address of record has changed within the last 30 days.



                   - You want the check mailed to an address other than the
                     address of record.



                   - You want the proceeds sent to a bank account not on file.



                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).



                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.



                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.


--------------------------------------------------------------------------------


BY TELEPHONE       Call 800.221.2450. Unless you elect not to have telephone
                   exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.



                   Payment will be mailed to the address of record and made payable to the names listed on the account.



                   Telephone sale requests are limited to $50,000 per day.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
S.12

ACCOUNT ESTABLISHED WITH THE FUND (CONT.)




BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.



                   Call 800.221.2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.



                   A service fee may be charged against your account for each wire sent.



                   Minimum amount:



                   by ACH: $100



                   by wire: $500



                   Your bank or financial intermediary may charge additional fees for wire transactions.


--------------------------------------------------------------------------------




BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.


--------------------------------------------------------------------------------


CHECK REDEMPTION SERVICE



Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call 800.221.2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.



EXCHANGES



Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Family Fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.



IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE FUND FAMILY.



SHORT-TERM OR EXCESSIVE TRADING



SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.



FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES OF THE FUND" IN THE "MORE INFORMATION ABOUT THE FUND" SECTION OF THIS PROSPECTUS FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.



THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:



For all funds other than money market funds:



--------------------------------------------------------------------------------
                                                                            S.13

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.



- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.



- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.



- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.



For money market funds:



- The fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase orders by any investor for any reason, including orders that appear to be associated with market timing activities.



Other exchange policies:



- Exchanges must be made into the same class of shares of the share class being exchanged out of.



- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.



- Once the fund receives your exchange request, you cannot cancel it after the market closes.



- Shares of the purchased fund may not be used on the same day for another exchange or sale.



- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Fund Family.



- If you exchange shares from Class A shares of a money market fund to another RiverSource, Seligman or Threadneedle fund in the Fund Family, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.



- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.



- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.




--------------------------------------------------------------------------------
S.14

                                                                           TO OTHER FUNDS
FROM A MONEY MARKET FUND                                           -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes        Yes        Yes
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes





                                                                       TO A MONEY MARKET FUND
FROM OTHER FUNDS                                                   -----------------------------
                                                                   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Class A                                                              Yes         No         No
Class B                                                               No        Yes         No
Class C                                                               No         No        Yes




If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.



If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.



SELLING SHARES



You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.



When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.



REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a RiverSource, Seligman or Threadneedle fund in the Fund Family. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.



In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.



If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other RiverSource, Seligman or Threadneedle fund in the Fund Family without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.



The fund reserves the right to redeem in kind.



For more details and a description of other sales policies, please see the SAI.



--------------------------------------------------------------------------------
                                                                            S.15

PRICING AND VALUING OF FUND SHARES



For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.



Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.



The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.



When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.



Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.



For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.



DISTRIBUTIONS AND TAXES



As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.



DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS



Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.



Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Funds seeking tax-exempt income may invest in derivatives that generate taxable income to the fund.



--------------------------------------------------------------------------------
S.16

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) -- The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.



The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.



REINVESTMENTS



Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.



Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



TAXES



If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.



For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).



You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.



REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other funds' tax statements are generally mailed in January.



--------------------------------------------------------------------------------
                                                                            S.17

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.



FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.



Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.



Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.



FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.



Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.



Because interest on municipal bonds and notes is generally tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.



FOR A FUND ORGANIZED AS A FUND-OF-FUNDS. Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.



IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.



GENERAL INFORMATION



AVAILABILITY AND TRANSFERABILITY OF FUND SHARES



Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.



ADDITIONAL SERVICES AND COMPENSATION



In addition to acting as the fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the funds.



--------------------------------------------------------------------------------
S.18

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."



Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., formerly RiverSource Fund Distributors, Inc., (the distributor), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses of the Fund" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.



Transfer Agency Services. Columbia Management Investment Services Corp., formerly RiverSource Service Corporation, (the transfer agent), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund." The transfer agent pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."



PAYMENTS TO FINANCIAL INTERMEDIARIES



The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.



In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the investment manager and the distributor, and the products they offer, including the fund.



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                                                                            S.19

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.



These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of the investment manager who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.



Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.



From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.



The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.



The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.



Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."



ADDITIONAL MANAGEMENT INFORMATION



AFFILIATED PRODUCTS. Columbia Management serves as investment manager to all funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential


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S.20
conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.



CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.



FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.



LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



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                                                                            S.21

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES


The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.221.2450 or visit our websites at riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds). Read the prospectus carefully before you invest.



 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Equity      growth.
Fund
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies listed on
                        U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined             growth.
International
Equity Fund             Under normal market conditions, at least 80% of the Fund's assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity
                        markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth.
Growth Fund
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of
                        purchase or that are within the capitalization range of the companies in the Russell 1000(R) Growth Index (the Index) at the time of purchase. The market capitalization range and
                        composition of the Index is subject to change.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth.
Value Fund
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of
                        purchase or that are within the capitalization range of the companies in the Russell 1000(R) Value Index (the Index) at the
                        time of purchase. The market capitalization range and
                        composition of the Index is subject to change.
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RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small and   growth.
Mid Cap Equity Fund
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM) Index
                        (the Index) at the time of investment. The market
                        capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

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A.1  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Bond Fund   current income while conserving the value of the investment for the longest period of time.

                        Under normal market conditions, the Fund invests at least 80%
                        of it's net assets in bonds and other debt securities. At least
                        50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond
                        Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the
                        U.S. government, corporate bonds, and mortgage- and asset-
                        backed securities. Although the Fund emphasizes high- and
                        medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital
                        appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.
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RiverSource             The Fund seeks to provide shareholders with high total return
Emerging Markets Bond   through current income and, secondarily, through capital
Fund                    appreciation.

                        The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country.
                        The OECD (Organization for Economic Co-operation and
                        Development) is a group of 30 member countries sharing a
                        commitment to democratic government and the market economy.
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn
                        50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the
                        Fund may invest 25% or more of its total assets in the
                        securities of foreign governmental and corporate entities
                        located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer.
                        Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable
                        quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities.
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RiverSource             The Fund seeks to provide shareholders with high total return
Global Bond Fund        through income and growth of capital.

                        The Fund is a non-diversified mutual fund that invests
                        primarily in debt obligations of U.S. and foreign issuers.
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or
                        government debt obligations, including money market
                        instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

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                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  A.2

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource             The Fund seeks to provide shareholders with high current income
High Yield Bond Fund    as its primary objective and, as its secondary objective,
                        capital growth.

                        Under normal market conditions, the Fund will invest at least
                        80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments
                        include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of
                        comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by
                        companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily,
                        monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily
                        secured by specific collateral or assets of the issuer or
                        borrower such that holders of these instruments will have
                        claims senior to the claims of other parties who hold unsecured instruments.
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RiverSource             The Fund seeks to provide shareholders with total return that
Inflation Protected     exceeds the rate of inflation over the long term.
Securities Fund
                        The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in
                        inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the
                        U.S. and non-U.S. governments, their agencies or
                        instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt
                        securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or if unrated, deemed by the Fund's investment manager to be of comparable quality. Inflation-
                        protected securities are designed to protect the future
                        purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to changes in an official inflation measure. For
                        example, the U.S. Treasury uses the Consumer Price Index for
                        Urban Consumers (nonseasonally adjusted) as the inflation
                        measure.

                        Up to 20% of the Fund's net assets may be invested in non-
                        inflation protected debt obligations issued by U.S. and foreign
                        Governments, their agencies and instrumentalities, as well as
                        U.S. and foreign corporate debt obligations, mortgage and
                        asset- backed securities and money market instruments.
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MONEY MARKET FUNDS

RiverSource             The Fund seeks to provide shareholders with maximum current
Cash Management Fund    income consistent with liquidity and stability of principal.

                        The Fund's assets primarily are invested in money market
                        instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                        certificates of deposit, bankers' acceptances, letters of
                        credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the
                        Fund may invest up to 35% of its total assets in U.S. dollar-
                        denominated foreign investments.

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A.3  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
ALTERNATIVE INVESTMENT
STRATEGIES

RiverSource             The Fund seeks to provide shareholders with positive absolute
Absolute Return         return.
Currency and Income
Fund                    The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets
                        (including any borrowings for investment purposes) in short-
                        duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund)
                        and forward foreign currency contracts.

                        It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.
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                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  A.4

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.


                                             ABSOLUTE
                                              RETURN                              DISCIPLINED   DISCIPLINED  DISCIPLINED
                                             CURRENCY      CASH     DISCIPLINED  INTERNATIONAL   LARGE CAP    LARGE CAP
                                            AND INCOME  MANAGEMENT     EQUITY        EQUITY        GROWTH       VALUE
Active Management Risk                           X           X           X             X             X            X
Concentration Risk                               X
Counterparty Risk                                X
Credit Risk                                      X           X
Derivatives Risk                                 X                       X             X             X            X
Foreign Currency Risk                            X                                     X
Geographic Concentration Risk
Highly Leveraged Transactions Risk
High-Yield Securities Risk
Impairment of Collateral Risk
Industry Concentration Risk                                  X
Inflation Protected Securities Risk
Interest Rate Risk                               X           X
Issuer Risk                                                              X             X             X            X
Liquidity Risk
Market Risk                                      X                       X             X             X            X
Non-Diversification Risk
Prepayment and Extension Risk                    X
Quantitative Model Risk                          X                       X             X             X            X
Reinvestment Risk                                X           X
Risks of Foreign Investing                                                             X
Sector Risk                                                                                                       X
Small and Mid-Sized Company Risk                                                       X
Tax Risk                                         X
Value Securities Risk                                                                                             X





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B.1  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

                                                    DISCIPLINED
                                                     SMALL AND                EMERGING           HIGH   INFLATION
                                                      MID CAP    DIVERSIFIED   MARKETS  GLOBAL  YIELD   PROTECTED
                                                       EQUITY        BOND       BOND     BOND    BOND  SECURITIES
Active Management Risk                                   X            X           X        X      X         X
Concentration Risk
Counterparty Risk                                                                                 X
Credit Risk                                                           X           X        X      X         X
Derivatives Risk                                         X            X           X        X      X         X
Foreign Currency Risk                                                             X
Geographic Concentration Risk                                                     X        X
Highly Leveraged Transactions Risk                                                                X
High-Yield Securities Risk                                            X           X        X      X
Impairment of Collateral Risk                                                                     X
Industry Concentration Risk
Inflation Protected Securities Risk                                                                         X
Interest Rate Risk                                                    X           X        X      X         X
Issuer Risk                                              X            X           X        X      X         X
Liquidity Risk                                                        X           X        X      X
Market Risk                                              X            X           X        X      X         X
Non-Diversification Risk                                                          X        X                X
Prepayment and Extension Risk                                         X                    X      X         X
Quantitative Model Risk                                  X
Reinvestment Risk                                                     X           X        X      X         X
Risks of Foreign Investing                               X            X           X        X      X
Sector Risk                                                                       X        X
Small and Mid-Sized Company Risk                         X
Tax Risk
Value Securities Risk



ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund's concentration, its overall value may decline to a greater degree than if it held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle held by the underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual.



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                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  B.2

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN CURRENCY RISK. The underlying fund's exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund's exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

GEOGRAPHIC CONCENTRATION RISK. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.


HIGH-YIELD SECURITIES RISK. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.



--------------------------------------------------------------------------------
B.3  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDUSTRY CONCENTRATION RISK. Investments that are concentrated in a particular issuer will make the underlying fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the underlying money market fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry. Other underlying funds that concentrate in an industry may face economic, political or regulatory developments in that industry.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.


NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.

REINVESTMENT RISK. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:


--------------------------------------------------------------------------------
                      RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS  B.4

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

SECTOR RISK. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than underlying funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the its total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" an underling fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the underlying fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund's Board of Directors may authorize a significant change in investment strategy or its liquidation.


VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).



--------------------------------------------------------------------------------
B.5  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 PROSPECTUS

Funds offered under the Columbia, RiverSource, Seligman and Threadneedle brands can be purchased from authorized financial intermediaries.



Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.



For RiverSource, Seligman and Threadneedle Funds, please contact:


734 Ameriprise Financial Center


Minneapolis, MN 55474


800.221.2450



RiverSource, Seligman and Threadneedle Fund information is also available at: riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)



For Columbia Funds, please contact:


P.O. Box 8081


Boston, MA 02266-8081


800.345.6611



Columbia Funds information is also available at:


columbiafunds.com



Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.





Investment Company Act File #
RIVERSOURCE RETIREMENT PLUS
2010 FUND                       811-21852
RIVERSOURCE RETIREMENT PLUS
2015 FUND                       811-21852
RIVERSOURCE RETIREMENT PLUS
2020 FUND                       811-21852
RIVERSOURCE RETIREMENT PLUS
2025 FUND                       811-21852
RIVERSOURCE RETIREMENT PLUS
2030 FUND                       811-21852
RIVERSOURCE RETIREMENT PLUS
2035 FUND                       811-21852
RIVERSOURCE RETIREMENT PLUS
2040 FUND                       811-21852
RIVERSOURCE RETIREMENT PLUS
2045 FUND                       811-21852



(COLUMBIA MANAGEMENT LOGO)                                     S6507-99 G (6/10)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 29, 2010





RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
     Class A: RFRAX     Class B: RSFBX   Class C: RFRCX
     Class I: RFRIX     Class R4: --     Class R5: RFRFX
     Class W: RFRWX
  RiverSource Income Opportunities Fund
     Class A: AIOAX     Class B: AIOBX   Class C: RIOCX
     Class I: AOPIX     Class R4: --     Class R5: --
  RiverSource Inflation Protected Securities Fund
     Class A: APSAX     Class B: APSBX   Class C: RIPCX
     Class I: AIPIX     Class R2: RIPRX  Class R4: --
     Class R5: --       Class W: RIPWX
  RiverSource Limited Duration Bond Fund
     Class A: ALDAX     Class B: ALDBX   Class C: RDCLX
     Class I: ALDIX     Class R4: --     Class W: RLDWX
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
     Class A: ICALX     Class B: ACABX   Class C: RCTCX
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap Equity Fund
     Class A: RDSAX     Class B: --      Class C: RDSCX
     Class I: RDSIX     Class R4: --     Class W: RSDVX
  RiverSource Disciplined Small Cap Value Fund
     Class A: RDVAX     Class I: RCVIX   Class R4: RSDVX
     Class B: --        Class R2: --     Class R5: --
     Class C: RDVCX     Class R3: --
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
     Class A: INBNX     Class B: ININX   Class C: AXBCX
     Class I: RDBIX     Class R2: --     Class R3: RSDBX
     Class R4: IDBYX    Class R5: RSVBX  Class W: RVBWX
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
     Class A: INVPX     Class B: IDQBX   Class C: AESCX
     Class I: AQUIX     Class R2: --     Class R3: --
     Class R4: IESYX    Class R5: --
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and Income Fund
     Class A: RARAX     Class B: --      Class C: RARCX
     Class I: RVAIX     Class R4: --     Class R5: --
     Class W: RACWX
  RiverSource Emerging Markets Bond Fund
     Class A: REBAX     Class B: --      Class C: REBCX
     Class I: RSMIX     Class R4: --     Class W: REMWX
  RiverSource Global Bond Fund
     Class A: IGBFX     Class B: IGLOX   Class C: AGBCX
     Class I: AGBIX     Class R2: --     Class R3: --
     Class R4: RGBRX    Class R5: --     Class W: RGBWX
  Threadneedle Emerging Markets Fund
     Class A: IDEAX     Class B: IEMBX   Class C: RMCEX
     Class I: RSRIX     Class R2: REMRX  Class R4: --
     Class R5: REMFX
  Threadneedle Global Equity Fund
     Class A: IGIGX     Class B: IDGBX   Class C: RGCEX
     Class I: --        Class R2: --     Class R3: --
     Class R4: IDGYX    Class R5: RGERX  Class W: --
  Threadneedle Global Equity Income Fund
     Class A: RTNAX     Class B: --      Class C: RTNEX
     Class I: --        Class R2: RGEOX  Class R3: RGETX
     Class R4: RGEYX    Class R5: RGEFX
  Threadneedle Global Extended Alpha Fund
     Class A: RTAAX     Class I: --      Class R4: REYRX
     Class B: --        Class R2: REAOX  Class R5: REAFX
     Class C: RTACX     Class R3: RTNRX
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government Fund
     Class A: IFINX     Class B: ISHOX   Class C: AXFCX
     Class I: AGMIX     Class R2: RSDRX  Class R4: IDFYX
     Class W: RSDWX
  RiverSource U.S. Government Mortgage Fund
     Class A: AUGAX     Class B: AUGBX   Class C: AUGCX
     Class I: RVGIX     Class R4: RSGYX
RIVERSOURCE GOVERNMENT MONEY MARKET FUND, INC.
     Class A: SCMXX     Class B: SCBXX   Class C: SCCXX
     Class R2: SMRXX    Class R5: SMIXX
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
     Class A: INEAX     Class B: IEIBX   Class C: APECX
     Class I: RSHIX     Class R2: --     Class R3: --
     Class R4: RSHYX    Class R5: RSHRX  Class W: RHYWX
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
     Class A: RBBAX     Class B: RBBBX   Class C: RBBCX
     Class R4: --
  RiverSource Income Builder Enhanced Income Fund
     Class A: RSBAX     Class B: REIVX   Class C: RIECX
     Class R4: --
  RiverSource Income Builder Moderate Income Fund
     Class A: RSMAX     Class B: RSMBX   Class C: RSMCX
     Class R4: --
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
  RiverSource Partners International Select Growth Fund
     Class A: AXGAX     Class B: APIBX   Class C: RIACX
     Class I: AIGGX     Class R2: RISRX  Class R4: --
     Class R5: RISSX
  RiverSource Partners International Select Value Fund
     Class A: APIAX     Class B: AXIBX   Class C: APICX
     Class I: APRIX     Class R4: --
  RiverSource Partners International Small Cap Fund
     Class A: AISCX     Class B: APNBX   Class C: RISLX
     Class I: RPSCX     Class R2: --     Class R4: --
     Class R5: --
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity Fund
     Class A: RDIAX     Class B: RDIBX   Class C: RDICX
     Class I: RSDIX     Class R2: RDIOX  Class R3: RDIEX
     Class R4: RDIRX    Class R5: RDIFX  Class W: RDIWX
  Threadneedle Asia Pacific Fund
     Class R5: TAPRX
  Threadneedle European Equity Fund
     Class A: AXEAX     Class B: AEEBX   Class C: REECX
     Class I: --        Class R4: --
  Threadneedle International Opportunity Fund
     Class A: INIFX     Class B: IWWGX   Class C: ROPCX
     Class I: ATNIX     Class R2: --     Class R3: --
     Class R4: IDIYX    Class R5: --
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
     Class A: INMUX     Class B: IDMBX   Class C: RVBCX
     Class R2: RVBRX    Class R4: IDMYX  Class R5: RVBSX

  RiverSource Disciplined Large Cap Growth Fund
     Class A: RDLAX     Class B: --      Class C: RDLCX
     Class I: RDLIX     Class R2: --     Class R3: --
     Class R4: RDLFX    Class R5: --     Class W: RDLWX
  RiverSource Disciplined Large Cap Value Fund
     Class A: RLCAX     Class B: --      Class C: RDCCX
     Class I: --        Class R2: RLCOX  Class R3: RLCTX
     Class R4: RLCYX    Class R5: RLCRX  Class W: RLCWX
  RiverSource Diversified Equity Income Fund
     Class A: INDZX     Class B: IDEBX   Class C: ADECX
     Class I: ADIIX     Class R2: RDEIX  Class R3: RDERX
     Class R4: IDQYX    Class R5: RSEDX  Class W: --
  RiverSource Mid Cap Value Fund
     Class A: AMVAX     Class B: AMVBX   Class C: AMVCX
     Class I: RMCIX     Class R2: RMVTX  Class R3: RMCRX
     Class R4: RMCVX    Class R5: RSCMX  Class W: --
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
     Class A: AQEAX     Class B: AQEBX   Class C: RDCEX
     Class I: ALEIX     Class R2: --     Class R3: RSDEX
     Class R4: RQEYX    Class R5: RSIPX  Class W: RDEWX
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Fundamental Value Fund
     Class A: AFVAX     Class B: AFVBX   Class C: AFVCX
     Class I: AFVIX     Class R4: --
  RiverSource Partners Small Cap Value Fund
     Class A: ASVAX     Class B: ASVBX   Class C: APVCX
     Class I: --        Class R2: RSVTX  Class R3: RSVRX
     Class R4: RSGLX    Class R5: RSCVX
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive Fund
     Class A: AXBAX     Class B: AXPBX   Class C: RBGCX
     Class R4: --
  RiverSource Portfolio Builder Conservative Fund
     Class A: ABDAX     Class B: ABBDX   Class C: RPCCX
     Class R4: --
  RiverSource Portfolio Builder Moderate Aggressive Fund
     Class A: AXMAX     Class B: ABMBX   Class C: AGECX
     Class R4: --
  RiverSource Portfolio Builder Moderate Conservative Fund
     Class A: AUCAX     Class B: AMDBX   Class C: RBMCX
     Class R4: --
  RiverSource Portfolio Builder Moderate Fund
     Class A: ABUAX     Class B: AURBX   Class C: AMTCX
     Class R4: --
  RiverSource Portfolio Builder Total Equity Fund
     Class A: AXTAX     Class B: AXTBX   Class C: RBTCX
     Class R4: --
  RiverSource S&P 500 Index Fund
     Class D: ADIDX     Class E: ADIEX
  RiverSource Small Company Index Fund
     Class A: ISIAX     Class B: ISIBX   Class R4: ISCYX
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
     Class A: IDSXX     Class B: ACBXX   Class C: RCCXX
     Class I: RCIXX     Class R2: RVRXX  Class R5: --
     Class W: RCWXX     Class Y: IDYXX   Class Z: --
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
     Class A: INUTX     Class B: IUTBX   Class C: ACUIX
     Class I: RSOIX     Class R2: RSOOX  Class R3: RSOTX
     Class R4: RSORX    Class R5: RSDFX  Class W: --
  RiverSource Real Estate Fund
     Class A: ARLAX     Class B: AESBX   Class C: RRECX
     Class I: AESIX     Class R4: --     Class W: RREWX
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
     Class A: INPMX     Class B: INPBX   Class C: RPMCX
     Class I: --        Class R4: AEVYX
RIVERSOURCE SERIES TRUST
  RiverSource 120/20 Contrarian Equity Fund
     Class A: RCEAX     Class B: RZZBX   Class C: RECCX
     Class I: --        Class R5: RCERX
  RiverSource Recovery and Infrastructure Fund
     Class A: RRIAX     Class B: RRIBX   Class C: RRICX
     Class I: RRIIX     Class R2: RRIRX  Class R3: RRISX
     Class R4: RRIYX    Class R5: RRIZX
  RiverSource Retirement Plus 2010 Fund
     Class A: --        Class R2: --     Class R3: RSRPX
     Class R4: RSERX    Class R5: RSPRX  Class Y: RSSPX
  RiverSource Retirement Plus 2015 Fund
     Class A: --        Class R2: --     Class R3: RSRTX
     Class R4: RSEMX    Class R5: RSCUX  Class Y: RSFNX
  RiverSource Retirement Plus 2020 Fund
     Class A: --        Class R2: --     Class R3: RSEPX
     Class R4: RSMTX    Class R5: RSUCX  Class Y: RSNFX
  RiverSource Retirement Plus 2025 Fund
     Class A: --        Class R2: --     Class R3: RSMPX
     Class R4: RSPLX    Class R5: RSURX  Class Y: RSMEX
  RiverSource Retirement Plus 2030 Fund
     Class A: --        Class R2: --     Class R3: RSRNX
     Class R4: RSELX    Class R5: RSEEX  Class Y: RPTYX
  RiverSource Retirement Plus 2035 Fund
     Class A: --        Class R2: --     Class R3: RSRRX
     Class R4: RSMNX    Class R5: RSUSX  Class Y: RPOYX
  RiverSource Retirement Plus 2040 Fund
     Class A: --        Class R2: --     Class R3: RSRCX
     Class R4: RSMMX    Class R5: RSPUX  Class Y: RPFYX
  RiverSource Retirement Plus 2045 Fund
     Class A: --        Class R2: --     Class R3: RSRUX
     Class R4: RSNNX    Class R5: RSUPX  Class Y: RRPYX
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
     Class A: IMNTX     Class B: IDSMX   Class C: RMTCX
  RiverSource New York Tax-Exempt Fund
     Class A: INYKX     Class B: --      Class C: RNTCX
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
     Class A: IMRFX     Class B: IMRBX   Class C: RSSCX
     Class I: --        Class R2: --     Class R3: RSACX
     Class R4: IDRYX    Class R5: RSALX
  RiverSource Strategic Income Allocation Fund
     Class A: RSGAX     Class B: RIABX   Class C: RAICX
     Class R2: RSDOX    Class R3: RSARX  Class R4: RSTRX
     Class R5: RSFRX
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
     Class A: IEVAX     Class B: INEGX   Class C: REVCX
     Class I: --        Class R2: REVRX  Class R3: RSEVX
     Class R4: AEVYX    Class R5: RSEYX  Class W: --
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
     Class A: INHYX     Class B: IHYBX   Class C: AHECX
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
     Class A: INFAX     Class B: INFBX   Class C: RTICX



Statement of Additional Information - June 29, 2010

  RiverSource Tax-Exempt Bond Fund
     Class A: INTAX     Class B: ITEBX   Class C: RTCEX
SELIGMAN CAPITAL FUND, INC.
     Class A: SCFIX     Class B: SLCBX   Class C: SCLCX
     Class I: --        Class R2: SCFRX  Class R3: SCLRX
     Class R4: SCISX    Class R5: SCLIX
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
     Class A: SLMCX     Class B: SLMBX   Class C: SCICX
     Class I: --        Class R2: SCIRX  Class R3: SCIOX
     Class R4: SCIFX    Class R5: SCMIX
SELIGMAN FRONTIER FUND, INC.
     Class A: SLFRX     Class B: SLFBX   Class C: SLFCX
     Class I: --        Class R2: SFFRX  Class R3: SFFSX
     Class R4: SFFTX    Class R5: SFFIX
SELIGMAN GLOBAL FUND SERIES, INC.
  Seligman Global Technology Fund
     Class A: SHGTX     Class B: SHTBX   Class C: SHTCX
     Class I: --        Class R2: SGTRX  Class R3: SGTFX
     Class R4: SGTSX    Class R5: SGTTX
SELIGMAN GROWTH FUND, INC.
     Class A: SGRFX     Class B: SGBTX   Class C: SGRCX
     Class I: --        Class R2: SGRFX  Class R3: SGRRX
     Class R4: SGRSX    Class R5: SGFIX
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
  RiverSource LaSalle Global Real Estate Fund
     Class A: SLDAX     Class B: SLDBX   Class C: SLDCX
     Class I: --        Class R2: SLDRX  Class R3: SLSRX
     Class R4: SLDTX    Class R5: SLDIX
  RiverSource LaSalle Monthly Dividend Real Estate Fund
     Class A: SREAX     Class B: SREBX   Class C: SRECX
     Class I: --        Class R2: SRERX  Class R3: SLREX
     Class R4: SLRCX    Class R5: SREIX
SELIGMAN MUNICIPAL FUND SERIES, INC.
  Seligman Minnesota Municipal Class
     Class A: SMNNX     Class C: SMNCX
  Seligman National Municipal Class
     Class A: SNXEX     Class C: SNACX
  Seligman New York Municipal Class
     Class A: SNYTX     Class C: SNYCX
SELIGMAN MUNICIPAL SERIES TRUST
  Seligman California Municipal High Yield Series
     Class A: SCHYX     Class C: SCHCX
  Seligman California Municipal Quality Series
     Class A: SCTQX     Class C: SCQCX
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
  Seligman TargETFund 2015
     Class A: STJAX     Class B: --      Class C: STJCX
     Class R2: STJRX    Class R5: STJIX
  Seligman TargETFund 2025
     Class A: STKAX     Class B: --      Class C: STKCX
     Class R2: STKRX    Class R5: STKIX
  Seligman TargETFund 2035
     Class A: STZAX     Class B: --      Class C: STZCX
     Class R2: STZRX    Class R5: STZIX
  Seligman TargETFund 2045
     Class A: STQAX     Class B: --      Class C: STQCX
     Class R2: STQRX    Class R5: STQIX
  Seligman TargETFund Core
     Class A: SHVAX     Class B: --      Class C: SHVCX
     Class R2: SHVRX    Class R5: SHVIX
SELIGMAN VALUE FUND SERIES, INC.
  Seligman Large-Cap Value Fund
     Class A: SLVAX     Class B: SLVBX   Class C: SLVCX
     Class I: --        Class R2: SLVRX  Class R3: SLVSX
     Class R4: SLVTX    Class R5: SLVIX
  Seligman Smaller-Cap Value Fund
     Class A: SSCVX     Class B: SSCBX   Class C: SVMCX
     Class I: --        Class R2: SSVRX  Class R3: SCVRX
     Class R4: SSLRX    Class R5: SSVIX



This is the Statement of Additional Information ("SAI") for each of the funds listed on the previous pages. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.


Each fund's financial statements for its most recent fiscal period are contained in the fund's annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the family of funds, which includes Columbia funds, RiverSource funds, Seligman funds and Threadneedle funds (collectively, the "Fund Family"), at 734 Ameriprise Financial Center, Minneapolis, MN 55474, call 800.221.2450 or visit riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, Columbia Management Investment Advisers, LLC (the "investment manager" or "Columbia Management"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following pages.



Statement of Additional Information - June 29, 2010

TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies..............................    p. 5
Investment Strategies and Types of Investments..................................   p. 13
Information Regarding Risks and Investment Strategies...........................   p. 15
Securities Transactions.........................................................   p. 43
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 57
Valuing Fund Shares.............................................................   p. 62
Portfolio Holdings Disclosure...................................................   p. 74
Proxy Voting....................................................................   p. 77
Investing in a Fund.............................................................   p. 79
Selling Shares..................................................................   p. 85
Pay-out Plans...................................................................   p. 86
Capital Loss Carryover..........................................................   p. 86
Taxes...........................................................................   p. 89
Service Providers...............................................................   p. 95
  Investment Management Services................................................   p. 95
  Administrative Services.......................................................  p. 142
  Transfer Agency Services......................................................  p. 147
  Plan Administration Services..................................................  p. 147
  Distribution Services.........................................................  p. 148
  Plan and Agreement of Distribution............................................  p. 151
  Payments to Financial Intermediaries..........................................  p. 156
  Custodian Services............................................................  p. 158
  Board Services Corporation....................................................  p. 159
Organizational Information......................................................  p. 159
Board Members and Officers......................................................  p. 165
Control Persons and Principal Holders of Securities.............................  p. 183
Information Regarding Pending and Settled Legal Proceedings.....................  p. 206
Independent Registered Public Accounting Firm...................................  p. 207
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1
Appendix D: Class A -- Calculation of the Sales Charge..........................  p. D-1






Statement of Additional Information - June 29, 2010                       Page 1

LIST OF TABLES


1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 3
2.     Fundamental Policies.......................................................    p. 5
3.     Investment Strategies and Types of Investments.............................   p. 13
4.     Total Brokerage Commissions................................................   p. 45
5.     Brokerage Directed for Research, and Turnover Rates........................   p. 48
6.     Securities of Regular Brokers or Dealers...................................   p. 51
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 57
8.     Valuing Fund Shares........................................................   p. 62
9.     Class A Initial Sales Charge...............................................   p. 79
10.    Public Offering Price......................................................   p. 80
11.    Capital Loss Carryover.....................................................   p. 86
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 91
13.    Investment Management Services Agreement Fee Schedule......................   p. 95
14.    PIA Indexes................................................................  p. 104
15A.   Performance Incentive Adjustment Calculation...............................  p. 105
15B.   Performance Incentive Adjustment Calculation...............................  p. 106
16.    Management Fees and Nonadvisory Expenses...................................  p. 107
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................  p. 111
18.    Subadvisory Fees...........................................................  p. 113
19.    Portfolio Managers.........................................................  p. 114
20.    Administrative Services Agreement Fee Schedule.............................  p. 142
21.    Administrative Fees........................................................  p. 144
22.    Sales Charges Paid to Distributor..........................................  p. 148
23.    12b-1 Fees.................................................................  p. 152
24.    Unreimbursed Distribution Expenses.........................................  p. 155
25.    Fund History Table.........................................................  p. 160
26.    Board Members..............................................................  p. 165
27.    Fund Officers..............................................................  p. 167
28.    Committee Meetings.........................................................  p. 170
29.    Board Member Holdings......................................................  p. 171
30.    Board Member Compensation -- All Funds.....................................  p. 176
31.    Board Member Compensation -- Individual Funds..............................  p. 177
32.    Control Persons and Principal Holders of Securities........................  p. 183






Statement of Additional Information - June 29, 2010                       Page 2

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity          April 30          June 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income                                      October 31        Dec. 30, 2009     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

RiverSource Balanced                          September 30      Nov. 27, 2009     Balanced
---------------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt             August 31         Oct. 30, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                   July 31           Sept. 29, 2009    Taxable money market
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Equity                July 31           Sept. 29, 2009    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity  October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Growth      September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value       September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap
  Equity                                      July 31           Sept. 29, 2009    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value       July 31           Sept. 29, 2009    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Diversified Bond                  August 31         Oct. 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity Income         September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Dividend Opportunity              June 30           Aug. 28, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond             October 31        Dec. 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Equity Value                      March 31          May 28, 2010      Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Floating Rate                     July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Global Bond                       October 31        Dec. 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Government Money Market           December 31       March 1, 2010     Taxable Money Market
---------------------------------------------------------------------------------------------------------------

RiverSource High Yield Bond                   May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Basic Income       January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income    January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income    January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Income Opportunities              July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities    July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt           November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate        December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real
  Estate                                      December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Limited Duration Bond             July 31           Sept. 29, 2009    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Growth                    November 30       Jan. 22, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Value                     September 30      Nov. 27, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt              August 31         Oct. 30, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt               August 31         Oct. 30, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental Value        May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Select
  Growth                                      October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Select
  Value                                       October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap  October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap Value          May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive      January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Conservative    January 31        April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate        January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Aggressive                                  January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Conservative                                January 31        April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity    January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and Mining        March 31          May 28, 2010      Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Real Estate                       June 30           Aug. 28, 2009     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Recovery and Infrastructure       April 30          June 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2010              April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2015              April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2020              April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2025              April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2030              April 30          June 29, 2010     Fund-of-funds - equity

---------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                       Page 3

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035              April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2040              April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2045              April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                     January 31        April 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government    May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Small Company Index               January 31        April 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Strategic Allocation              September 30      Nov. 27, 2009     Balanced
---------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation       September 30      Nov. 27, 2009     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                   November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income            November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage          May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield      September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Seligman California Municipal Quality         September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman Capital                              December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Seligman Communications and Information       December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Seligman Frontier                             October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------
Seligman Global Technology                    October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Seligman Growth                               December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value                      December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                  September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman National Municipal                   September 30      Nov. 27, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                   September 30      Nov. 27, 2009     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value                    December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                      September 30      Nov. 27, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific                     October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                 October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                  October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                    October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income Fund        October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha Fund       October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity        October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------





    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.



Statement of Additional Information - June 29, 2010                       Page 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. Please see "Investment Strategies and Types of Investments" for more information regarding your fund's investment strategies. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B4          C1        D1          E8         --         G1         H1       I1        J1        --
  120/20
  Contrarian
  Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          E7         --         G1         H1       I1        J1        --
  Absolute
  Return
  Currency and
  Income
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Balanced
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  California
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A2        A2          C1        D1          --         --         G1         H1       I1        J1        K1
  Cash
  Management
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  International
  Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Large Cap
  Growth
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Disciplined
  Large Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Small and Mid
  Cap Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Small Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Diversified
  Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Diversified
  Equity Income
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         --         G1         H1       I1        J1        --
  Dividend
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          --        --          E5         --         G1         H1       I1        J1        --
  Emerging
  Markets Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Equity Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E6         --         G1         H1       I1        J1        --
  Floating Rate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        --          E1         --         G1         H1       I1        J1        --
  Global Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A6        --          C4        C4         E11         --         G3         H5       J3        J3        G3
  Government
  Money Market
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  High Yield
  Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Income
  Builder Basic
  Income*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Income
  Builder
  Enhanced
  Income*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Income
  Builder
  Moderate
  Income*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Income
  Opportunities
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          E1         --         G1         H1       I1        J1        --
  Inflation
  Protected
  Securities
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F3(a)      G1         H1       I1        J1        --
  Intermediate
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A7        B6          --        --         E12         --         G2         H4       J2        J2        K3
  LaSalle
  Global Real
  Estate
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                       Page 5

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A7        B6          --        --         E12         --         G2         H4       J2        J2        K3
  LaSalle
  Monthly
  Dividend Real
  Estate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Limited
  Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid    A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid    A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Cap Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  Minnesota
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource New    A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  York Tax-
  Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  Fundamental
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Select Growth
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Select Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Small Cap
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          --        --          E1         --         G1         H1       I1        J1        --
  Partners
  Small Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Conservative*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate
  Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate
  Conservative*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder Total
  Equity*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1(b)       --        --          E3         --         G1         H1       I1        J1        --
  Precious
  Metals and
  Mining
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         --         G1         H1       I1        J1        --
  Real Estate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          --        --          E1         --         G1         H1       I1        J1        --
  Recovery and
  Infrastruc-
  ture
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2010*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2015*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2020*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2025*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2030*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2035*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2040*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2045*
----------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P    A1        B1          --        --          E4         --         G1         H1       I1        J1        --
  500 Index
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Short
  Duration U.S.
  Government
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Small Company
  Index
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Strategic
  Allocation
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Strategic
  Income
  Allocation
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F3(c)      G1         H1       I1        J1        --
  Tax-Exempt
  Bond
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F2         G1         H1       I1        J1        --
  Tax-Exempt
  High Income
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  U.S.
  Government
  Mortgage
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B5(d)       D2        D2          E9         F4         G1         H2       I2        --        K2(e)
  California
  Municipal
  High-Yield
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B5(d)       D2        D2          E9         F4         G1         H2       I2        --        K2(e)
  California
  Municipal
  Quality
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Capital
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                       Page 6

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E13         --         G2         H4       J2        J2        K3
  Communica-
  tions and
  Information
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Frontier
----------------------------------------------------------------------------------------------------------------------------------
Seligman Global    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Technology
----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Cap Value
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  Minnesota
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  National
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman New       A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  York
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Smaller-Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2015*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2025*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2035*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  2045*
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A5        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  TargETFund
  Core*
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Asia Pacific
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Emerging
  Markets
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          --        --          E1         --         G1         H1       I1        J1        --
  European
  Equity
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Global Equity
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Global Equity
  Income
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Global
  Extended
  Alpha
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  International
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------



    * The fund-of-funds invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund-of-funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (a) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
  (b) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
  (c) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.
  (d) The policy includes futures contracts.
  (e) A fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not purchase or hold any real estate, except that a fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

   A4 - The fund will not purchase or hold any real estate, including limited partnership interests on real property, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

   A5 - The fund will not purchase or hold any real estate, except a fund may invest (through investments in Underlying exchange-traded funds) in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.



Statement of Additional Information - June 29, 2010                       Page 7

   A6 - The fund will not buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate.

   A7 - The fund will not purchase or hold any real estate, except that the fund may (A) invest in (i) securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or (ii) securities of issuers that deal in real estate or are engaged in the real estate business, including but not limited to real estate investment trusts (and, in the case of LaSalle Global Real Estate, Global Real Estate Companies, as defined in the fund's prospectus), and (B) hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of a fund's ownership of such securities.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

   B5 -   The fund will not purchase or sell commodities or commodity contracts.

   B6 - The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

C. BUY MORE THAN 10% OF AN ISSUER
   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

   C2 - The fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

   C3 - The fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

   C4 - The fund will not invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the US Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than US Government agencies or instrumentalities.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.



Statement of Additional Information - June 29, 2010                       Page 8

   D2 - The fund will not, as to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities).

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

   E9 - The fund will not invest more than 25% of total assets, at market value, in any one industry; except that municipal securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

   E10 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (which, for Seligman TargETFunds, may include mortgage related securities).

   E11 - The fund will not invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies.

   E12 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the fund intends to concentrate) and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.



Statement of Additional Information - June 29, 2010                       Page 9

   E13 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

   F4 - The fund will not, under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from regular federal income tax and (except for Seligman National Municipal) regular, personal income tax of its designated state, and temporary investments in taxable securities will be limited to 20% of the value of the fund's net assets.

G. ACT AS AN UNDERWRITER
   G1 - The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

   G2 - The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 (the 1933 Act) in disposing of a portfolio security or in connection with investments in other investment companies.

   G3 - The fund will not underwrite the securities of other issuers; make "short" sales of securities, or purchase securities on "margin"; write or purchase put or call options.

H. LENDING
   H1 - The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For RiverSource funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

   H2 - The fund will not make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

   H3 - The fund will not make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. The fund does not have a present intention of entering into repurchase agreements.

   H4 - The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

   H5 - The fund will not make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans.

I. BORROWING
   I1 - The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For RiverSource funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.



Statement of Additional Information - June 29, 2010                      Page 10

   I2 - The fund will not borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The fund will not purchase additional portfolio securities if the fund has outstanding borrowings in excess of 5% of the value of its total assets.

J. ISSUE SENIOR SECURITIES
   J1 - The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

   J2 - The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

   J3 - The fund will not issue senior securities or borrow money, except from banks for temporary purposes in an amount not exceeding 5% of the value of its total assets.

K. BUY ON MARGIN/SELL SHORT
   K1 - The fund will not buy on margin or sell short or deal in options to buy or sell securities.

   K2 - The fund will not write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers.

   K3 - The fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

IN ADDITION TO THE POLICIES DESCRIBED ABOVE AND ANY FUNDAMENTAL POLICY DESCRIBED IN THE PROSPECTUS:

FOR RIVERSOURCE CASH MANAGEMENT, THE FUND WILL NOT:

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

FOR RIVERSOURCE GOVERNMENT MONEY MARKET, THE FUND WILL NOT:

    - Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure permissible borrowings.

    - Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded.

    - Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements.

    - Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund or of the fund's investment manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities.

    - Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the fund's obligations under its deferred compensation plan for directors.

FOR RIVERSOURCE LASALLE GLOBAL REAL ESTATE AND RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE, THE FUND WILL NOT:

    - Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund's investment manager or subadviser, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

FOR SELIGMAN CALIFORNIA MUNICIPAL HIGH YIELD, SELIGMAN CALIFORNIA MUNICIPAL QUALITY, SELIGMAN MINNESOTA MUNICIPAL, SELIGMAN NATIONAL MUNICIPAL AND SELIGMAN NEW YORK MUNICIPAL, THE FUND WILL NOT:

    - Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or for the purpose of hedging a fund's obligations under its deferred compensation plan for directors/trustees.



Statement of Additional Information - June 29, 2010                      Page 11

    - Purchase or hold the securities of any issuer, if to its knowledge, directors/trustees or officers of a fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

    - Mortgage or pledge any of its assets, except to secure permitted borrowings noted above.

FOR SELIGMAN CAPITAL AND SELIGMAN GROWTH, THE FUND WILL NOT:

    - Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker.

FOR SELIGMAN CAPITAL, SELIGMAN COMMUNICATIONS AND INFORMATION, SELIGMAN FRONTIER, SELIGMAN GLOBAL TECHNOLOGY, SELIGMAN GROWTH, SELIGMAN LARGE-CAP VALUE AND SELIGMAN SMALLER-CAP VALUE, THE FUND WILL NOT:

    - Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund's investment manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

    - Enter into repurchase agreements of more than one week's duration if more than 10% of the fund's net assets would be so invested.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:

    - No more than 5% of the fund's net assets will be held in securities and other instruments that are illiquid.


ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:

FOR RIVERSOURCE 120/20 CONTRARIAN EQUITY, RIVERSOURCE BALANCED, RIVERSOURCE DISCIPLINED EQUITY, RIVERSOURCE DISCIPLINED LARGE CAP GROWTH, RIVERSOURCE DISCIPLINED LARGE CAP VALUE, RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY, RIVERSOURCE DISCIPLINED SMALL CAP VALUE, RIVERSOURCE DIVERSIFIED BOND, RIVERSOURCE DIVERSIFIED EQUITY INCOME, RIVERSOURCE DIVIDEND OPPORTUNITY, RIVERSOURCE EQUITY VALUE, RIVERSOURCE FLOATING RATE, RIVERSOURCE HIGH YIELD BOND, RIVERSOURCE INCOME OPPORTUNITIES, RIVERSOURCE INFLATION PROTECTED SECURITIES, RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE, RIVERSOURCE LIMITED DURATION BOND, RIVERSOURCE MID CAP GROWTH, RIVERSOURCE MID CAP VALUE, RIVERSOURCE PARTNERS FUNDAMENTAL VALUE, RIVERSOURCE PARTNERS SMALL CAP VALUE, RIVERSOURCE REAL ESTATE, RIVERSOURCE RECOVERY AND INFRASTRUCTURE, SELIGMAN CAPITAL, SELIGMAN COMMUNICATIONS AND INFORMATION, SELIGMAN FRONTIER, SELIGMAN GROWTH, SELIGMAN LARGE-CAP VALUE AND SELIGMAN SMALLER-CAP VALUE:
    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR RIVERSOURCE PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR RIVERSOURCE SHORT DURATION U.S. GOVERNMENT AND RIVERSOURCE U.S. GOVERNMENT
MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR RIVERSOURCE STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - June 29, 2010                      Page 12

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                               FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT      STATE
                                                                  EQUITY AND      FIXED    MONEY      FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                          BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Agency and government securities                 o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Borrowing                                        o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments                    o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations                  o       o A           o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Commercial paper                                 o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Common stock                                     o        o            o           o B       --        --           --
---------------------------------------------------------------------------------------------------------------------------
Convertible securities                           o        o            o           o C       --         o            o
---------------------------------------------------------------------------------------------------------------------------
Corporate bonds                                  o        o            o            o        D          o            o
---------------------------------------------------------------------------------------------------------------------------
Debt obligations                                 o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Depositary receipts                              o        o            o            o        --        --           --
---------------------------------------------------------------------------------------------------------------------------
Derivative instruments
(including options and futures)                  o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                            o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Floating rate loans                              o       --            o            o        --        --           --
---------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                    o        o            o            o        --         o           --
---------------------------------------------------------------------------------------------------------------------------
Foreign securities                               o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Funding agreements                               o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)          o        o            o            o        --         o           o J
---------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities               o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Indexed securities                               o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Inflation protected securities                   o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                  o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Inverse floaters                                 o        E            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Investment companies                             o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                  o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Loan participations                              o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities            o       o F           o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                            o        G            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 13

                                                               FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT      STATE
                                                                  EQUITY AND      FIXED    MONEY      FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                          BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Municipal obligations                            o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Pay-in-kind securities                           o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Preferred stock                                  o        o            o           o H       --        o H          --
---------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                    o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                    o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Short sales                                      I        I            o            I        --         I            I
---------------------------------------------------------------------------------------------------------------------------
Sovereign debt                                   o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Structured investments                           o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Swap agreements                                  o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities            o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Warrants                                         o        o            o            o        --         o           --
---------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                      o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon securities           o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------




A. The following funds are not authorized to invest in collateralized bond obligations: RiverSource Partners International Select Growth, RiverSource Partners International Select Value, RiverSource Partners International Small Cap, and RiverSource Partners Small Cap Value.

B.    The following funds are not authorized to invest in common stock:
      RiverSource Short Duration U.S. Government, RiverSource U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: RiverSource Short Duration U.S. Government, RiverSource U.S. Government Mortgage.

D. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

E.    The following fund is authorized to invest in inverse floaters:
      RiverSource Real Estate.

F. The following funds are not authorized to invest in mortgage- and asset-backed securities: RiverSource S&P 500 Index and RiverSource Small Company Index.

G.    The following funds are authorized to invest in mortgage dollar rolls:
      RiverSource Real Estate.

H.    The following funds are not authorized to invest in preferred stock:
      RiverSource Tax-Exempt High Income, RiverSource Intermediate Tax-Exempt, RiverSource Tax-Exempt Bond, RiverSource Short Duration U.S. Government, RiverSource U.S. Government Mortgage.

I. Except for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal and Seligman New York Municipal, which are prohibited from selling short, the funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

J. The following funds are not authorized to invest in high yield debt securities: Seligman California Municipal Quality, Seligman Minnesota, Seligman National and Seligman New York.



Statement of Additional Information - June 29, 2010                      Page 14

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objectives. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

ASIAN PACIFIC REGION RISK. Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar, and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country. As a result, many of the risks detailed above under "Risks of Foreign Investing" may be more pronounced due to concentration of the Fund's investments in the Asian Pacific Region.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund's concentration, the fund's overall value may decline to a greater degree than if the fund held a less concentrated portfolio.



Statement of Additional Information - June 29, 2010                      Page 15

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to its principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.



Statement of Additional Information - June 29, 2010                      Page 16

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

FOCUSED PORTFOLIO RISK. The fund expects to invest in a limited number of companies. Accordingly, the fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the fund's net asset value. To the extent the Fund invests its assets in fewer securities, the fund is subject to greater risk of loss if any of those securities declines in price.

FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

FOREIGN/EMERGING MARKETS RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in


Statement of Additional Information - June 29, 2010                      Page 17
foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic changes, adverse conditions to an industry significant to the area and other developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities and because the state-specific funds may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. These investments may cause the value of a fund's shares to change more than the values of other funds' shares that invest in more diversified investments. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. The yields on the securities in which the fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

More information about state specific risks may be available from official state resources.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.



Statement of Additional Information - June 29, 2010                      Page 18

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INFRASTRUCTURE-RELATED COMPANIES RISK. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.


INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.


ISSUER RISK. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated


Statement of Additional Information - June 29, 2010                      Page 19
unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

MUNICIPAL SECURITIES RISK. The value of a municipal security may be affected by legislative or administrative actions as well as by the economics of the region where the issuer of the municipal security is located. For example, a significant restructuring of federal income tax rates could cause municipal security prices to fall. Lower income tax rates could reduce the advantage of owning municipal securities.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PORTFOLIO TRADING AND TURNOVER RISKS. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as "portfolio turnover." The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund's portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund's performance.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REAL ESTATE INDUSTRY RISK. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks


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similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

RETIREMENT GOAL RISK. For Retirement Plus Funds, the investor may have different needs than the quantitative model anticipates.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SELLING RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The fund currently intends to take positions in forward currency contracts with notional value up to the fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the fund's Board of Directors may authorize a significant change in investment strategy or fund liquidation.

TECHNOLOGY AND TECHNOLOGY-RELATED INVESTMENT RISKS. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager


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purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation(*) (FHLMC), Federal National Mortgage Association(*) (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may


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use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource, Seligman and Threadneedle funds and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since


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they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a


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result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.


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Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for


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hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The funds' ability to redeem


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redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Seligman TargETFunds) in excess of these limits. The Seligman TargETFunds' ability to invest in ETFs will be severely constrained unless ETFs have received such an order from the SEC, and the ETF and the Seligman TargETFunds take appropriate steps to comply with the relevant terms and conditions of such orders.

The Seligman TargETFunds will invest in an ETF only if the SEC has issued an exemptive order to the ETF which permits investment companies, including the Seligman TargETFunds, to invest in ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Seligman TargETFunds may seek to qualify to invest in such other ETFs in excess of the 1940 Act limitations. Each Seligman TargETFund may invest greater than 25% of its assets in any one ETF, although no Seligman TargETFund intends to invest greater than 40% of its assets in any one ETF.

To the extent the 1940 Act limitations apply to an ETF, such limitations may prevent Seligman TargETFund from allocating its investments in the manner that the investment manager considers optimal, or cause the investment manager to select a similar index or sector-based mutual fund or other investment company (each, an "Other Investment Company"), or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Seligman TargETFunds may also invest in Other Investment Companies or Stock Baskets when the investment manager believes they represent more attractive opportunities than similar ETFs held in the portfolio.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of


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the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.



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FOREIGN CURRENCY TRANSACTIONS
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines,



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additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections


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afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable


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to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading


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market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.



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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest


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earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often


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referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)



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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.



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SHORT SALES
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either


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subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.



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Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.



Statement of Additional Information - June 29, 2010                      Page 41

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those


Statement of Additional Information - June 29, 2010                      Page 42
activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) (formerly RiverSource Fund Distributors, Inc.) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage


Statement of Additional Information - June 29, 2010                      Page 43
or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - June 29, 2010                      Page 44

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS



                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2010          2009          2008
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                   $         0   $         0   $         0(a)
-----------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income                          0             0             0(a)
-----------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income                          0             0             0(a)
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                            0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative                          0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                              0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive                   0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative                 0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity                          0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                                      97,970        16,486        40,706
-----------------------------------------------------------------------------------------------------
RiverSource Small Company Index                               517,354       123,243       108,360
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
RiverSource Equity Value                                      357,285       525,309       591,525
-----------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                        288,177     1,067,960       960,159
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                           26,985        38,789        38,557(b)
-----------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                       527,728       128,097(c)        N/A
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                                    0             0             0
-----------------------------------------------------------------------------------------------------
                                                              2009          2008          2007
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                                         0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                        298,507       292,900       217,139
-----------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                        1,484,768     1,179,158     1,422,160
-----------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                     35,642        43,210        42,504
-----------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                           14,329        17,640        10,386
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                              673,569       412,022       576,524
-----------------------------------------------------------------------------------------------------
RiverSource Real Estate                                       205,118       173,705       187,309
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
RiverSource Cash Management                                         0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity                              2,084,675     1,951,255     1,577,337
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity              541,939       124,754       156,759
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                       178,570        75,041        64,928
-----------------------------------------------------------------------------------------------------
RiverSource Floating Rate                                      12,760           861             0
-----------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                                    0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities                     17,762        11,586             0
-----------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                               4,188         4,138         5,172

-----------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 45

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                         $         0   $     1,938   $     4,143
-----------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                                   95,997       111,876        91,815
-----------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                                    0         3,418         7,293
-----------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                                     0           724         1,524
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
RiverSource Balanced                                          688,814       493,156       567,773
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                      649,261       150,374        45,978(d)
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                       378,324         6,631(e)        N/A
-----------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                       4,728,940     4,085,552     3,790,954
-----------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                                   2,601,029     1,672,775     1,219,474
-----------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                            1,248,108     1,049,954     1,425,483
-----------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                        22,351        17,707         6,639(d)
-----------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield                            0             0             0
-----------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                               0             0             0
-----------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                                        0             0             0
-----------------------------------------------------------------------------------------------------
Seligman National Municipal                                         0             0             0
-----------------------------------------------------------------------------------------------------
Seligman New York Municipal                                         0             0             0
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                                       12,772         7,434         3,559
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                                        1,327         7,302         2,743
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                                        1,215         1,206           461
-----------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                                        1,173           948           308
-----------------------------------------------------------------------------------------------------
Seligman TargETFund Core                                       26,992        10,913        10,770
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income                     0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity                  500,331       514,960       547,910
-----------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                                   0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Global Bond                                         7,292        18,925        17,268
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth              901,265     1,690,066     1,932,330
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Select Value               959,077     1,558,333     1,426,926
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap                  265,317       270,663       353,096
-----------------------------------------------------------------------------------------------------
Seligman Frontier                                             157,476       250,561       388,531
-----------------------------------------------------------------------------------------------------
Seligman Global Technology                                  1,319,806     1,747,855     2,082,502
-----------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                                      41,731(f)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               2,108,103     3,346,690     3,361,865
-----------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  189,286       396,474       282,104
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                    581,962     1,185,084     1,474,583
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                              18,370         5,030(g)        N/A
-----------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                             11,397         6,647(g)        N/A
-----------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                        793,899     1,020,584     1,150,182
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                                42           684         2,175
-----------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                                  2,752,727     2,165,273     2,813,784
-----------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                                       315         6,431        19,450
-----------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                              1,080        24,531        74,062

-----------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 46

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
RiverSource Government Money Market                       $         0   $         0   $         0
-----------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                         20,434        32,671        63,034
-----------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate               40,941        82,218       227,752
-----------------------------------------------------------------------------------------------------
Seligman Capital                                              927,607     1,815,753     2,088,716
-----------------------------------------------------------------------------------------------------
Seligman Communications and Information                    12,482,079    11,241,475    17,228,966
-----------------------------------------------------------------------------------------------------
Seligman Growth                                             2,228,705     1,627,919     1,428,056
-----------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                                      206,322       236,168       167,912
-----------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                                    123,904       240,154       217,466
-----------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares become publicly available) to April 30, 2009.




(d) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(e) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(f) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.



(g) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - June 29, 2010                      Page 47

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES



----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2010              2009
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income   $            0(a)      $        0(a)              41%               39%
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced
  Income                                               0(a)               0(a)              46                36
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate
  Income                                               0(a)               0(a)              39                40
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder
  Aggressive                                           0(a)               0(a)              28                35
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder
  Conservative                                         0(a)               0(a)              26                27
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                 0(a)               0(a)              26                34
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Aggressive                                           0(a)               0(a)              28                33
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative                                         0(a)               0(a)              30                29
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total
  Equity                                               0(a)               0(a)              25                28
----------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                              0                  0                 41                 5
----------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                        0                  0                 41                23
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value                      95,868,655            111,080                 30                21
----------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining        42,266,048             35,270                 72               340(b)
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity          10,891,991             10,904                 31                36
----------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure      243,972,941            295,680                 11                 4(c)
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                       0(a)               0(a)              53                55
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                       0(a)               0(a)             126                53
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                       0(a)               0(a)              53                52
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                       0(a)               0(a)              52                47
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                       0(a)               0(a)              57                47
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                       0(a)               0(a)              54                48
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                       0(a)               0(a)              55                50
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                       0(a)               0(a)              64                51
----------------------------------------------------------------------------------------------------------------------
                                                                                          2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                            0                  0                 83                64
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                 0                  0                 19                14
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value         110,871,407             37,132                120                45
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.
  Government                                           0                  0                271(d)            209
----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                   0                  0                431(d)            354(e)
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity              69,622,230            140,358                 21                20
----------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                       22,122,335             33,883                 51                52

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 48

----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management               $            0         $        0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity               174,490,339            148,743                 61                58
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid
  Cap Equity                                     694,423                757                104                56
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value        1,538,636              1,766                 98                87
----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                              0                  0                 84                43
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                       0                  0                 81                75
----------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected
  Securities                                           0                  0                160(f)             59
----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                      0                  0                335(g)            218(d)
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                      0                  0                 49                49
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                           0                  0                371(d)            226(d)
----------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                       0                  0                 33                23
----------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                        0                  0                 34                31
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                         134,013,627            160,642                189(d)            105(d)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Growth                                     115,848,221             85,590                 58                70
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value       38,146,821             31,490                 63                 6(h)
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income      1,100,570,862          1,494,280                 38                31
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                     85,198,971            545,756                 42                34
----------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation              92,052,055             81,422                136(d)            123(d)
----------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                0                  0                143               137
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-
  Yield                                                0                  0                 63(i)              4
----------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                  0                  0                 46(i)             13
----------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                           0                  0                 29(i)             16
----------------------------------------------------------------------------------------------------------------------
Seligman National Municipal                            0                  0                107(i)             16
----------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                            0                  0                 53(i)              0
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                               0                  0                 58                70
----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                               0                  0                 13                61
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                               0                  0                 16                38
----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                               0                  0                 36                48
----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                               0                  0                 45                46

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 49

----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency
  and Income                              $            0         $        0                 16%               39%
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International
  Equity                                       8,041,109              2,162                 85                61
----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                      0                  0                 62                82
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                                0                  0                 69                75
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Select Growth                               83,531,533             99,348                 90                85
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Select Value                                33,502,807             17,102                 63                40
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Small Cap                                       95,857                 63                174                87
----------------------------------------------------------------------------------------------------------------------
Seligman Frontier                            142,448,732             47,004                162               156
----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology                 2,739,223,355            460,483                150               171
----------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                    8,232,647(j)          23,202(j)               4(j)              N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                794,301,729          1,895,074                149               133
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                 113,984,459            144,742                154               180
----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                   300,110,709            477,223                 81                97
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income              6,599,033             11,416                 45                10(k)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha             4,801,721              7,937                133                36(k)
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity       536,939,110            737,307                 97                78
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                    0                  0                 26                36
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                   454,152,183            799,318                126                76
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                            0                  0                 29                37
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                     0                  0                 30                37
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market                  N/A                N/A                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                 0                  0                 83                62
----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend
  Real Estate                                          0                  0                 87                77
----------------------------------------------------------------------------------------------------------------------
Seligman Capital                              20,147,615             37,667                139               229
----------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information    1,115,825,859          2,102,493                150               133
----------------------------------------------------------------------------------------------------------------------
Seligman Growth                              843,145,024          1,192,083                142               241
----------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                      69,507,890             68,240                 24                28
----------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                     1,444,931              5,200                  7                16
----------------------------------------------------------------------------------------------------------------------




      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but these amounts have not been included in the table.
    (a) The underlying funds may have directed transactions to firms in exchange for research services.
    (b) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.

    (c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.




    (d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been: 184% and 122% for RiverSource Diversified Bond for the fiscal periods ended Aug. 31, 2009 and 2008, respectively; 220% and 124% for RiverSource Limited Duration Bond Fund for the fiscal periods ended July 31, 2009 and 2008, respectively; 122% for RiverSource Diversified Bond Fund for the fiscal period ended Aug. 31, 2008; 110% and 86% for RiverSource Balanced Fund and 116% and 89% for RiverSource Strategic Allocation Fund for the fiscal periods ended Sept. 30, 2009 and 2008, respectively; 199% for RiverSource Short Duration U.S. Government Fund and 162% for RiverSource U.S. Government Mortgage Fund for the fiscal period ended May 31, 2009.


    (e) A significant portion of the turnover was the result of "roll" transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity



Statement of Additional Information - June 29, 2010                      Page 50
        dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.

    (f) The fund's turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the first quarter of 2009 and following a more active management style.


    (g) The turnover was a result of a combination of a change in the investment strategy and the growth of the fund. The fund experienced high net inflows in the second quarter of 2009, increasing the NAV.


    (h) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.


    (i) The fund's turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the second quarter of 2009, and additionally for Seligman National Municipal, mergers of 14 state-specific Seligman Municipal Funds during the period into the Fund.


    (j) For the period from July 15, 2009 (when the Fund became publicly available) to Oct. 31, 2009.


    (k) For the period from Aug. 1, 2008 (when the Fund became available) to Oct. 31, 2008.


As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate               None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive    None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative  None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                            Ameriprise Financial                          $    147,339
                                                     ------------------------------------------------------------------
                                                     Charles Schwab                                     199,837
                                                     ------------------------------------------------------------------
                                                     Citigroup                                          825,442
                                                     ------------------------------------------------------------------
                                                     E*Trade Financial                                   48,192
                                                     ------------------------------------------------------------------
                                                     Franklin Resources                                 216,282
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                                983,038
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             1,947,078
                                                     ------------------------------------------------------------------
                                                     Legg Mason                                          41,068
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                     489,323
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                       347,103
-----------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                      Investment Technology Group                        932,730
                                                     ------------------------------------------------------------------
                                                     LaBranche & Co.                                    159,627
                                                     ------------------------------------------------------------------
                                                     optionsXpress                                      645,578
                                                     ------------------------------------------------------------------
                                                     Piper Jaffray Companies                            677,351
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                 1,463,301
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value                             Goldman Sachs Group                             11,067,062
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            13,784,298
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   7,911,083
-----------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining               None                                                   N/A

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 51

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                 None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                          Lehman Brothers Holdings*                     $  1,014,750
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value               Goldman Sachs Group                              3,132,832
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            16,047,411
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                 Legg Mason                                       2,039,824
-----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government           Goldman Sachs Group                              7,801,414
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       7,081,672
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             2,680,716
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   8,340,454
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Mortgage Loan Trust               1,136,508
-----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                 Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                   2,782,149
                                                     ------------------------------------------------------------------
                                                     Credit Suisse Mortgage Capital Ctfs              1,650,000
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                          640,382
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                 1,713,264
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                     Goldman Sachs Group                             11,150,932
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            16,627,373
-----------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management                          Citigroup Funding                              878,596,585
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Funding                          91,787,016
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Equity                       Citigroup                                       13,013,528
                                                     ------------------------------------------------------------------
                                                     E*TRADE Financial                                  384,006
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              7,150,254
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            29,286,767
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  27,556,906
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                    12,166,793
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap Equity     optionsXpress Holdings                             131,893
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                   356,750
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value              Knight Capital Group Cl A                          226,201
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                   448,672
-----------------------------------------------------------------------------------------------------------------------

RiverSource Floating Rate                            Ameritrade Holding Corp.                           745,140
                                                     ------------------------------------------------------------------
                                                     Nuveen Investments                                 754,491
-----------------------------------------------------------------------------------------------------------------------

RiverSource Income Opportunities                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities           None                                                   N/A

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 52

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                    Citigroup                                     $  1,451,559
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              1,710,667
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             1,666,579
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                           78,100
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch & Co.                                824,070
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   1,705,223
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                    None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                         Bear Stearns Adjustable Rate
                                                     Mortgage Trust                                   5,130,924
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Alternative Trust                      14,970
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Commercial Mortgage
                                                     Securities                                       3,546,017
                                                     ------------------------------------------------------------------
                                                     ChaseFlex Trust                                  1,409,767
                                                     ------------------------------------------------------------------
                                                     Citigroup                                       25,350,618
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust              2,837,338
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                   9,615,239
                                                     ------------------------------------------------------------------
                                                     Citigroup Funding                               11,998,570
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities             12,910,140
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                             14,411,592
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                       20,476,757
                                                     ------------------------------------------------------------------
                                                     Jefferies & Co.                                 15,527,394
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                      53,453,994
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            14,640,885
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                16,071,271
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                        1,862,306
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch Mortgage Trust                     2,665,078
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  13,240,853
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital I                        10,028,848
-----------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt                      None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                                 Bear Stearns Adjustable Rate
                                                     Mortgage Trust                                     713,060
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Commercial Mortgage
                                                     Securities                                         899,869
                                                     ------------------------------------------------------------------
                                                     ChaseFlex Trust                                    849,320
                                                     ------------------------------------------------------------------
                                                     Citigroup                                        1,082,219
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust                316,302
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                     393,676
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                             18,865,931
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                        1,030,324
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             8,998,091
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       2,697,566
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                 1,354,451
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                          236,004
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch Mortgage Trust                       188,000
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   3,258,404
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                         1,291,191
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Growth             Franklin Resources                               1,934,035
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                             20,863,258
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   9,177,567

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 53

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value              Citigroup                                     $  6,796,957
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              6,574,659
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             1,293,917
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   6,536,678
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                     1,943,649
-----------------------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity Income                Goldman Sachs Group                            178,337,738
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            85,834,923
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  52,518,110
-----------------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Value                            Goldman Sachs & Co.                             47,226,353
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Allocation                     Bear Stearns Commercial Mortgage
                                                     Securities                                         699,898
                                                     ------------------------------------------------------------------
                                                     Citigroup                                        6,504,737
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust                316,302
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                     183,715
                                                     ------------------------------------------------------------------
                                                     Credit Suisse Group                                457,330
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities                155,406
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              9,642,282
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                          788,719
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                            10,872,093
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       2,234,879
                                                     ------------------------------------------------------------------
                                                     Knight Capital Group Cl A                           96,200
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                   559,502
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   9,436,155
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                           709,666
                                                     ------------------------------------------------------------------
                                                     optionsXpress Holdings                              82,339
                                                     ------------------------------------------------------------------
                                                     PNC Financial Services Group                     6,225,544
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation              Ameritrade Holding
                                                     Corp. -- subsidiary                                624,828
                                                     ------------------------------------------------------------------
                                                     Bear Stearns Commercial Mortgage
                                                     Securities                                         868,876
                                                     ------------------------------------------------------------------
                                                     Citigroup                                          118,157
                                                     ------------------------------------------------------------------
                                                     Citigroup/Deutsche Bank Commercial
                                                     Mortgage Trust                                     985,508
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities              1,069,849
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                                171,602
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                               268,331
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                         889,173
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                           15,975
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch Mortgage Trust                       178,336
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                     801,038
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                            69,125
                                                     ------------------------------------------------------------------
                                                     Nuveen Investments                                  97,091
-----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                         None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman National Municipal                          None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                          None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                             None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                             None                                                   N/A

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 54

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income      GS Mortgage Securities II                     $  2,719,948
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                          100,800
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley, Dean Witter Capital
                                                     1                                                  428,016
-----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity         Credit Suisse Mortgage Capital Ctfs              3,138,369
-----------------------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond                    Morgan Stanley                                   2,351,866
-----------------------------------------------------------------------------------------------------------------------

RiverSource Global Bond                              Bear Stearns Commercial Mortgage
                                                     Securities                                         237,337
                                                     ------------------------------------------------------------------
                                                     Citigroup                                        1,003,392
                                                     ------------------------------------------------------------------
                                                     Citigroup Commercial Mortgage Trust              1,581,548
                                                     ------------------------------------------------------------------
                                                     CS First Boston Mortgage Securities                595,440
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              1,188,323
                                                     ------------------------------------------------------------------
                                                     GS Mortgage Securities II                        1,102,326
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase Commercial Mortgage
                                                     Securities                                       1,702,095
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                               770,873
                                                     ------------------------------------------------------------------
                                                     LB-UBS Commercial Mortgage Trust                 1,501,910
                                                     ------------------------------------------------------------------
                                                     Lehman Brothers Holdings*                          212,850
                                                     ------------------------------------------------------------------
                                                     Merrill Lynch & Co.                                366,682
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  11,964,651
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley Capital 1                         1,334,954
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth     Credit Suisse Group                              4,008,753
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Value      Citigroup Funding                                6,997,755
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                  20,000,000
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap         None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Seligman Frontier                                    Affiliated Managers Group                          380,940
                                                     ------------------------------------------------------------------
                                                     Piper Jaffray Companies                            171,643
                                                     ------------------------------------------------------------------
                                                     Stifel Financial                                   244,212
-----------------------------------------------------------------------------------------------------------------------

Seligman Global Technology                           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific                            None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                        None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                         Credit Suisse Group                              2,058,583
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                           Citigroup Commercial Mortgage Trust              6,721,641
                                                     ------------------------------------------------------------------
                                                     Credit Suisse Mortgage Capital Ctfs              2,352,116
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                              5,039,414
                                                     ------------------------------------------------------------------
                                                     JPMorgan Chase & Co.                             9,925,220
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                    None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                   Citigroup                                           64,732
                                                     ------------------------------------------------------------------
                                                     Goldman Sachs Group                                119,119
-----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity               Credit Suisse Group                              7,751,291

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 55

                                                                                           VALUE OF SECURITIES OWNED AT
FUND                                                 ISSUER                                    END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                  None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                           E*TRADE Financial                             $  3,797,720
                                                     ------------------------------------------------------------------
                                                     Legg Mason                                       2,696,490
-----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                          None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                   None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market                  None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate               None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Capital                                     None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information              None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------
Seligman Growth                                      Goldman Sachs Group                              9,455,040
-----------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                             JPMorgan Chase & Co.                             8,334,000
                                                     ------------------------------------------------------------------
                                                     Morgan Stanley                                   7,340,800
-----------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                           None                                                   N/A
-----------------------------------------------------------------------------------------------------------------------



     * Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.



Statement of Additional Information - June 29, 2010                      Page 56

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2010                                    2009         2008
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder  None               --            --           --           --         $    0        $  0(a)
Basic Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder  None               --            --           --           --              0           0(a)
Enhanced Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder  None               --            --           --           --              0           0(a)
Moderate Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Aggressive
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Conservative
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Moderate
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Moderate
Aggressive
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Moderate
Conservative
--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio       None               --            --           --           --              0           0
Builder Total Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index   None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company   None               --            --           --           --              0           0
Index
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Precious        None               --            --           --           --              0           0
Metals and Mining

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 57

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2010                                    2009         2008
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20          None               --            --           --           --         $    0        $  0(b)
Contrarian Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and    None               --            --           --           --              0(c)      N/A
Infrastructure
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2010
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2015
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2020
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2025
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2030
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2035
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2040
--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement      None               --            --           --           --              0           0
Plus 2045
--------------------------------------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield      None               --            --           --           --              0           0
Bond
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners        None               --            --           --           --              0           0
Fundamental Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small  None               --            --           --           --              0           0
Cap Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration  None               --            --           --           --              0           0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
RiverSource U.S.            None               --            --           --           --              0           0
Government Mortgage
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                           --            --           --           --              0           0
Opportunity                 None
--------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate     None               --            --           --           --              0           0

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 58

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Cash            None               --            --           --           --         $    0        $  0
Management
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None                                                                       0           0
Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0
Small and Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0
Small
Cap Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate   None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income          None               --            --           --           --              0           0
Opportunities
--------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation       None               --            --           --           --              0           0
Protected Securities
--------------------------------------------------------------------------------------------------------------------------
RiverSource Limited         None               --            --           --           --              0           0
Duration Bond
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource California      None               --            --           --           --              0           0
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified     None               --            --           --           --              0           0
Bond
--------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-  None               --            --           --           --              0           0
Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-   None               --            --           --           --              0           0
Exempt

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 59

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced        None               --            --           --           --         $    0        $  0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0(d)
Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0(e)      N/A
Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified     None               --            --           --           --              0           0
Equity Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value   None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic       None               --            --           --           --              0           0
Allocation
--------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic       None               --            --           --           --              0           0(d)
Income Allocation
--------------------------------------------------------------------------------------------------------------------------
Seligman California         None               --            --           --           --              0           0
Municipal High-Yield
--------------------------------------------------------------------------------------------------------------------------
Seligman California         None               --            --           --           --              0           0
Municipal Quality
--------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota          None               --            --           --           --              0           0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman National           None               --            --           --           --              0           0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman New York           None               --            --           --           --              0           0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute        None               --            --           --           --              0           0
Return Currency and Income
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --            --           --           --              0           0
International Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging        None               --            --           --           --              0           0
Markets Bond
--------------------------------------------------------------------------------------------------------------------------

RiverSource Global Bond     None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        Merrill             1          $585         0.27%        0.42%        $    0        $  0
International Select        Lynch
Growth                      Capital
                            Markets
--------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        Sanford             2             0           --           --          1,677           0
International Select Value  Bernstein
--------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        None               --            --           --           --              0           0
International Small Cap

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 60

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
Seligman Frontier           None               --            --           --           --         $    0        $  0
--------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology  None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific   None(f)            --            --           --           --            N/A         N/A
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging       None               --            --           --           --              0           0
Markets
--------------------------------------------------------------------------------------------------------------------------

Threadneedle European       None               --            --           --           --              0           0
Equity
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --            --           --           --              0(g)      N/A
Income
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global         None               --            --           --           --              0(g)      N/A
Extended Alpha
--------------------------------------------------------------------------------------------------------------------------

Threadneedle International  None               --            --           --           --              0           0
Opportunity
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate    None               --            --           --           --              0           0
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                     --            --           --           --              0           0
                            None
--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt      None               --            --           --           --              0           0
Bond
--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt      None               --            --           --           --              0           0
High Income
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Government      None               --            --           --           --              0           0
Money Market
--------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global  None               --            --           --           --              0           0
Real Estate
--------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle         None               --            --           --           --              0           0
Monthly Dividend Real
Estate
--------------------------------------------------------------------------------------------------------------------------

Seligman Capital            None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------

Seligman Communications     None               --            --           --           --              0           0
and Information
--------------------------------------------------------------------------------------------------------------------------

Seligman Growth             None               --            --           --           --         $    0        $  0
--------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value    None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value  None               --            --           --           --              0           0
--------------------------------------------------------------------------------------------------------------------------



    (1) Affiliate of Columbia Wanger Asset Management, L.P., a subadviser.
    (2) Affiliate of AllianceBernstein L.P., a subadviser.
    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.



    (d) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



    (e) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.




Statement of Additional Information - June 29, 2010                      Page 61

    (f) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.



    (g) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1. All expenses of a fund, including the management fee and administrative services fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income
     Class A                                   $  191,609,144         19,630,870                $ 9.76
     Class B                                       24,940,436          2,547,850                  9.79
     Class C                                       12,407,352          1,267,551                  9.79
     Class R4                                           9,771              1,000                  9.77
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income
     Class A                                      169,340,312         17,933,995                  9.44
     Class B                                       17,093,815          1,803,903                  9.48
     Class C                                        8,762,187            925,152                  9.47
     Class R4                                          36,268              3,844                  9.43
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income
     Class A                                      336,673,414         35,567,971                  9.47
     Class B                                       35,116,660          3,701,134                  9.49
     Class C                                       15,534,369          1,636,863                  9.49
     Class R4                                          18,248              1,926                  9.47
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive
     Class A                                      411,905,718         47,812,554                  8.62
     Class B                                       69,631,727          8,121,597                  8.57
     Class C                                       26,852,423          3,157,443                  8.50
     Class R4                                         391,084             45,318                  8.63
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative
     Class A                                      188,324,159         19,284,494                  9.77
     Class B                                       38,996,195          4,007,171                  9.73
     Class C                                       18,361,827          1,886,873                  9.73
     Class R4                                          68,268              7,043                  9.69
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
     Class A                                      936,670,111         99,022,922                  9.46
     Class B                                      163,374,895         17,355,229                  9.41
     Class C                                       60,532,854          6,431,212                  9.41
     Class R4                                         221,015             23,381                  9.45
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Aggressive
     Class A                                      848,711,038         93,990,508                  9.03
     Class B                                      143,830,084         16,003,632                  8.99
     Class C                                       44,907,699          5,004,198                  8.97
     Class R4                                         842,067             93,149                  9.04
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative
     Class A                                      335,708,725         34,921,226                  9.61
     Class B                                       60,124,214          6,274,529                  9.58
     Class C                                       26,207,827          2,735,790                  9.58
     Class R4                                          28,861              3,017                  9.57

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 62

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity
     Class A                                   $  348,269,405         42,472,580                $ 8.20
     Class B                                       56,041,391          6,869,051                  8.16
     Class C                                       25,712,743          3,180,656                  8.08
     Class R4                                         227,529             27,657                  8.23
-----------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index
     Class D                                       21,534,109          6,062,565                  3.55
     Class E                                      100,496,276         28,199,115                  3.56
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index
     Class A                                      328,913,706         84,403,946                  3.90
     Class B                                       43,947,939         14,032,865                  3.13
     Class R4                                       6,632,993          1,640,892                  4.04
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Equity Value
     Class A                                      681,073,286         70,741,844                  9.63
     Class B                                       50,132,060          5,184,913                  9.67
     Class C                                        4,895,038            512,462                  9.55
     Class I                                       18,363,036          1,905,271                  9.64
     Class R2                                          30,124              3,129                  9.63
     Class R3                                         183,254             19,014                  9.64
     Class R4                                      10,092,743          1,046,026                  9.65
     Class R5                                           6,508                676                  9.63
     Class W                                            3,658                380                  9.63
-----------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining
     Class A                                      133,459,266         10,925,790                 12.22
     Class B                                       13,809,631          1,240,361                 11.13
     Class C                                        4,233,101            389,141                 10.88
     Class I                                           12,268                989                 12.40
     Class R4                                         177,328             14,319                 12.38
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity
     Class A                                       33,365,848          2,185,314                $15.27
     Class B                                        1,401,883             92,764                 15.11
     Class C                                        2,405,895            159,728                 15.06
     Class I                                        4,324,899            281,691                 15.35
     Class R5                                           7,670                500                 15.34
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure
     Class A                                      438,673,229         22,317,277                 19.66
     Class B                                       21,596,850          1,108,701                 19.48
     Class C                                       27,986,758          1,436,501                 19.48
     Class I                                      117,332,774          5,939,737                 19.75
     Class R2                                          80,728              4,127                 19.56
     Class R3                                          19,621              1,000                 19.62
     Class R4                                         623,844             31,702                 19.68
     Class R5                                          59,600              3,020                 19.74
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010
     Class A                                        3,004,756            352,192                  8.53
     Class R2                                           3,994                468                  8.53
     Class R3                                           3,994                468                  8.53
     Class R4                                           3,996                468                  8.54
     Class R5                                           3,998                468                  8.54
     Class Y                                        5,248,330            614,374                  8.54

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 63

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015
     Class A                                   $    5,097,950            597,650                $ 8.53
     Class R2                                           3,973                465                  8.54
     Class R3                                           3,973                465                  8.54
     Class R4                                           3,975                465                  8.55
     Class R5                                           3,981                465                  8.56
     Class Y                                       16,572,401          1,937,035                  8.56
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020
     Class A                                        5,667,643            702,748                  8.06
     Class R2                                          78,158              9,696                  8.06
     Class R3                                           3,759                464                  8.10
     Class R4                                           3,760                464                  8.10
     Class R5                                           3,765                464                  8.11
     Class Y                                       17,797,248          2,195,426                  8.11
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025
     Class A                                        3,282,520            407,390                  8.06
     Class R2                                          22,706              2,823                  8.04
     Class R3                                           3,768                466                  8.09
     Class R4                                           3,778                465                  8.12
     Class R5                                           3,778                465                  8.12
     Class Y                                       23,159,563          2,856,811                  8.11
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030
     Class A                                        3,128,008            387,287                  8.08
     Class R2                                          11,770              1,457                  8.08
     Class R3                                           3,744                464                  8.07
     Class R4                                           3,752                464                  8.09
     Class R5                                           3,757                464                  8.10
     Class Y                                       22,379,892          2,763,842                  8.10
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035
     Class A                                        1,956,294            244,856                  7.99
     Class R2                                           3,735                467                  8.00
     Class R3                                           3,739                467                  8.01
     Class R4                                           3,740                467                  8.01
     Class R5                                           3,746                467                  8.02
     Class Y                                       17,305,186          2,157,431                  8.02
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040
     Class A                                        1,741,154            224,227                  7.77
     Class R2                                          11,120              1,430                  7.78
     Class R3                                          35,194              4,525                  7.78
     Class R4                                           3,616                464                  7.79
     Class R5                                           3,621                464                  7.80
     Class Y                                       12,213,457          1,565,039                  7.80
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045
     Class A                                        1,471,608            185,478                  7.93
     Class R2                                           4,460                562                  7.94
     Class R3                                           3,702                466                  7.94
     Class R4                                          13,137              1,653                  7.95
     Class R5                                           3,708                466                  7.96
     Class Y                                       11,614,891          1,459,211                  7.96

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 64

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond
     Class A                                   $1,003,575,895        436,811,958                $ 2.30
     Class B                                      109,559,138         47,713,625                  2.30
     Class C                                       21,579,358          9,454,650                  2.28
     Class I                                       74,332,691         32,399,309                  2.29
     Class R2                                          14,121              6,128                  2.30
     Class R3                                       1,242,890            538,148                  2.31
     Class R4                                       2,390,655          1,040,477                  2.30
     Class R5                                           3,897              1,695                  2.30
     Class W                                        6,434,725          2,824,309                  2.28
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value
     Class A                                      319,303,984         86,102,190                  3.71
     Class B                                       68,807,426         19,386,443                  3.55
     Class C                                        8,381,816          2,350,575                  3.57
     Class I                                      147,813,699         39,425,906                  3.75
     Class R4                                         161,351             43,267                  3.73
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value
     Class A                                      194,255,683         58,055,466                  3.35
     Class B                                       61,304,340         19,668,144                  3.12
     Class C                                        5,806,654          1,858,261                  3.12
     Class I                                       40,476,472         11,699,997                  3.46
     Class R2                                         341,874            102,053                  3.35
     Class R3                                          26,984              7,954                  3.39
     Class R4                                         153,671             45,029                  3.41
     Class R5                                       7,086,719          2,072,383                  3.42
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
     Class A                                      529,368,837        114,236,678                  4.63
     Class B                                      113,216,242         24,431,558                  4.63
     Class C                                       12,866,781          2,776,585                  4.63
     Class I                                       41,851,347          9,022,598                  4.64
     Class R4                                       4,331,129            934,061                  4.64
     Class W                                            4,876              1,053                  4.63
-----------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage
     Class A                                       78,939,541         16,543,068                  4.77
     Class B                                       24,176,629          5,064,728                  4.77
     Class C                                        4,090,259            856,738                  4.77
     Class I                                      221,584,142         46,475,255                  4.77
     Class R4                                          63,991             13,427                  4.77
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity
     Class A                                      793,420,879        142,297,299                  5.58
     Class B                                       91,922,474         16,598,559                  5.54
     Class C                                       14,770,403          2,672,956                  5.53
     Class I                                      158,905,085         28,437,503                  5.59
     Class R2                                           3,648                653                  5.59
     Class R3                                           3,648                653                  5.59
     Class R4                                         490,289             87,730                  5.59
     Class R5                                           3,648                653                  5.59
     Class W                                            3,174                568                  5.59
-----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate
     Class A                                       39,604,801          6,343,058                  6.24
     Class B                                        5,963,230            962,244                  6.20
     Class C                                          786,769            127,106                  6.19
     Class I                                       88,405,029         14,132,093                  6.26
     Class R4                                          58,277              9,376                  6.22
     Class W                                            1,710                275                  6.22

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 65

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Cash Management
     Class A                                   $3,278,885,669      3,293,890,320                $ 1.00
     Class B                                       76,369,716         76,708,061                  1.00
     Class C                                        7,073,282          7,106,706                  1.00
     Class I                                       74,516,509         74,791,575                  1.00
     Class R5                                           4,979              5,000                  1.00
     Class W                                       31,351,087         31,471,737                  1.00
     Class Y                                       31,088,681         31,174,679                  1.00
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity
     Class A                                      692,099,784        160,878,551                  4.30
     Class B                                       15,588,211          3,653,826                  4.27
     Class C                                        2,105,003            496,767                  4.24
     Class I                                      331,846,856         76,648,563                  4.33
     Class R2                                           2,840                661                  4.30
     Class R3                                           2,842                661                  4.30
     Class R4                                      89,590,579         20,740,477                  4.32
     Class R5                                           2,848                661                  4.31
     Class W                                      725,762,099        169,124,201                  4.29
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity
     Class A                                       10,111,472          1,619,203                  6.24
     Class B                                          930,139            152,289                  6.11
     Class C                                          286,217             46,841                  6.11
     Class I                                       20,778,847          3,315,675                  6.27
     Class R4                                           7,534              1,205                  6.25
     Class W                                      127,931,961         20,599,400                  6.21
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value
     Class A                                       10,761,916          1,602,931                  6.71
     Class B                                          260,921             39,508                  6.60
     Class C                                           77,078             11,670                  6.60
     Class I                                       42,272,925          6,285,223                  6.73
     Class R2                                           3,052                455                  6.71
     Class R3                                           3,906                582                  6.71
     Class R4                                           6,715              1,000                  6.72
     Class R5                                           3,058                455                  6.72
-----------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate
     Class A                                      267,669,492         33,743,042                  7.93
     Class B                                       13,753,092          1,732,968                  7.94
     Class C                                       15,721,401          1,981,722                  7.93
     Class I                                      112,680,741         14,208,955                  7.93
     Class R4                                         112,619             14,159                  7.95
     Class R5                                           4,420                556                  7.95
     Class W                                            3,943                497                  7.93
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities
     Class A                                      402,063,679         44,650,530                  9.00
     Class B                                       34,051,872          3,782,976                  9.00
     Class C                                       35,122,534          3,902,941                  9.00
     Class I                                      158,288,141         17,558,605                  9.01
     Class R4                                         252,589             27,960                  9.03
-----------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
     Class A                                      243,639,793         24,991,361                  9.75
     Class B                                       24,639,182          2,528,696                  9.74
     Class C                                       11,238,772          1,153,520                  9.74
     Class I                                      186,201,393         19,104,355                  9.75
     Class R4                                          81,087              8,322                  9.74
     Class W                                      189,822,155         19,475,564                  9.75
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 66

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond
     Class A                                   $  114,937,002         12,147,905                $ 9.46
     Class B                                        7,256,740            767,195                  9.46
     Class C                                        9,493,745          1,004,100                  9.45
     Class I                                      123,650,521         13,064,289                  9.46
     Class R4                                          98,684             10,402                  9.49
     Class W                                            4,851                512                  9.47
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt
     Class A                                      156,529,091         32,281,411                  4.85
     Class B                                        2,746,317            566,512                  4.85
     Class C                                        2,638,601            543,497                  4.85
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond
     Class A                                    2,402,834,582        505,515,125                  4.75
     Class B                                      191,468,923         40,286,990                  4.75
     Class C                                       52,650,113         11,074,642                  4.75
     Class I                                      787,166,241        165,384,786                  4.76
     Class R2                                         287,638             60,428                  4.76
     Class R3                                           9,829              2,067                  4.76
     Class R4                                      72,569,590         15,286,568                  4.75
     Class R5                                         296,257             62,408                  4.75
     Class W                                      578,424,162        121,658,362                  4.75
-----------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt
     Class A                                      301,420,555         58,435,558                  5.16
     Class B                                        9,061,802          1,755,984                  5.16
     Class C                                       12,604,907          2,443,475                  5.16
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt
     Class A                                       52,995,844         10,905,515                  4.86
     Class B                                        2,051,875            422,258                  4.86
     Class C                                          931,186            191,649                  4.86
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Balanced
     Class A                                      567,386,530         64,566,373                  8.79
     Class B                                       17,661,853          2,021,254                  8.74
     Class C                                        9,454,482          1,084,116                  8.72
     Class R2                                         119,765             13,638                  8.78
     Class R4                                      45,391,810          5,164,844                  8.79
     Class R5                                          10,692              1,217                  8.79
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth
     Class A                                      274,023,730         36,524,683                  7.50
     Class B                                        3,579,138            481,472                  7.43
     Class C                                        1,561,360            210,004                  7.43
     Class I                                      206,056,085         27,238,022                  7.57
     Class R2                                           7,533              1,000                  7.53
     Class R3                                           7,539              1,000                  7.54
     Class R4                                           7,730              1,025                  7.54
     Class R5                                           7,561              1,000                  7.56
     Class W                                      188,126,122         25,003,227                  7.52
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value
     Class A                                        1,434,098            184,422                  7.78
     Class B                                           57,553              7,464                  7.71
     Class C                                           27,275              3,524                  7.74
     Class I                                       60,019,450          7,688,355                  7.81
     Class R2                                           7,766              1,000                  7.77
     Class R3                                           7,779              1,000                  7.78
     Class R4                                          13,843              1,776                  7.79
     Class R5                                           7,804              1,000                  7.80
     Class W                                      237,104,669         30,469,778                  7.78

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 67

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income
     Class A                                   $3,516,947,647        423,238,665                $ 8.31
     Class B                                      377,652,270         45,345,973                  8.33
     Class C                                       72,371,930          8,719,127                  8.30
     Class I                                      212,064,386         25,537,767                  8.30
     Class R2                                       8,271,071            998,943                  8.28
     Class R3                                     110,247,680         13,285,646                  8.30
     Class R4                                     197,976,509         23,806,751                  8.32
     Class R5                                      53,334,196          6,415,412                  8.31
     Class W                                            3,002                361                  8.32
-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value
     Class A                                    1,351,336,081        219,846,167                  6.15
     Class B                                      104,322,229         17,668,539                  5.90
     Class C                                       41,952,034          7,101,337                  5.91
     Class I                                       44,213,966          7,069,592                  6.25
     Class R2                                      15,826,707          2,592,379                  6.11
     Class R3                                      46,598,913          7,595,392                  6.14
     Class R4                                     337,592,770         54,533,230                  6.19
     Class R5                                     133,143,010         21,466,665                  6.20
     Class W                                            3,138                506                  6.20
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation
     Class A                                    1,122,673,319        133,009,047                  8.44
     Class B                                      115,318,212         13,795,868                  8.36
     Class C                                       46,514,897          5,592,862                  8.32
     Class I                                            3,660                434                  8.43
     Class R2                                           3,660                434                  8.43
     Class R3                                           3,660                434                  8.43
     Class R4                                       1,219,103            144,213                  8.45
     Class R5                                           3,660                434                  8.43
-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation
     Class A                                      255,190,331         26,582,876                  9.60
     Class B                                       25,702,531          2,676,844                  9.60
     Class C                                       13,328,854          1,389,310                  9.59
     Class R2                                           5,157                537                  9.60
     Class R3                                           5,157                537                  9.60
     Class R4                                          68,365              7,124                  9.60
     Class R5                                           5,157                537                  9.60
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield
     Class A                                       31,142,713          4,653,633                  6.69
     Class C                                        6,162,106            919,720                  6.70
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality
     Class A                                       40,319,393          6,023,523                  6.69
     Class C                                        3,514,624            527,353                  6.66
-----------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal
     Class A                                       71,247,393          9,145,572                  7.79
     Class C                                        1,407,064            180,200                  7.81
-----------------------------------------------------------------------------------------------------------------
Seligman National Municipal
     Class A                                      665,767,573         82,031,969                  8.12
     Class C                                       36,644,916          4,493,860                  8.15
-----------------------------------------------------------------------------------------------------------------
Seligman New York Municipal
     Class A                                       76,943,770          9,243,243                  8.32
     Class C                                        8,196,244            982,659                  8.34
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015
     Class A                                       12,869,269          1,940,646                  6.63
     Class C                                       12,264,632          1,882,061                  6.52
     Class R2                                       1,495,666            226,740                  6.60
     Class R5                                          25,221              3,765                  6.70
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 68

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025
     Class A                                   $   17,518,203          2,562,329                $ 6.84
     Class C                                       13,402,662          2,002,910                  6.69
     Class R2                                       3,182,793            469,091                  6.79
     Class R5                                         245,363             35,571                  6.90
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035
     Class A                                        5,955,957            840,606                  7.09
     Class C                                        2,414,707            346,244                  6.97
     Class R2                                       1,481,321            209,743                  7.06
     Class R5                                           7,946              1,115                  7.13
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045
     Class A                                        3,216,301            455,251                  7.06
     Class C                                          882,294            126,804                  6.96
     Class R2                                         523,492             74,309                  7.04
     Class R5                                          17,878              2,516                  7.11
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core
     Class A                                       20,084,624          3,119,620                  6.44
     Class C                                       28,956,029          4,495,509                  6.44
     Class R2                                       9,547,700          1,483,888                  6.43
     Class R5                                         105,101             16,332                  6.44
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income
     Class A                                      114,237,775         11,504,415                  9.93
     Class B                                        2,026,053            205,708                  9.85
     Class C                                        7,609,307            773,530                  9.84
     Class I                                       28,925,560          2,899,043                  9.98
     Class R4                                           9,944              1,000                  9.94
     Class R5                                           9,397                942                  9.98
     Class W                                       86,999,758          8,768,011                  9.92
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
     Class A                                       49,044,997          7,030,588                  6.98
     Class B                                        7,031,214          1,021,394                  6.88
     Class C                                        1,094,910            159,170                  6.88
     Class I                                      126,948,273         18,085,070                  7.02
     Class R2                                           3,525                509                  6.93
     Class R3                                           3,530                509                  6.94
     Class R4                                          69,728              9,972                  6.99
     Class R5                                           3,546                509                  6.97
     Class W                                      282,912,809         40,530,503                  6.98
-----------------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond
     Class A                                       32,726,471          3,161,305                 10.35
     Class B                                        2,419,853            234,037                 10.34
     Class C                                          722,068             69,939                 10.32
     Class I                                      106,358,547         10,273,954                 10.35
     Class R4                                          23,156              2,238                 10.35
     Class W                                      117,037,431         11,319,382                 10.34
-----------------------------------------------------------------------------------------------------------------
RiverSource Global Bond
     Class A                                      252,772,959         35,605,039                  7.10
     Class B                                       29,976,819          4,198,213                  7.14
     Class C                                        5,556,941            784,634                  7.08
     Class I                                      169,716,515         23,886,385                  7.11
     Class R4                                         168,713             23,740                  7.11
     Class W                                       60,278,436          8,500,017                  7.09
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 69

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth
     Class A                                   $  181,148,068         31,216,716                $ 5.80
     Class B                                       24,733,743          4,433,114                  5.58
     Class C                                        9,527,501          1,710,456                  5.57
     Class I                                      191,323,369         32,651,792                  5.86
     Class R2                                         122,389             21,139                  5.79
     Class R4                                         489,252             84,049                  5.82
     Class R5                                         938,080            159,892                  5.87
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select
     Value
     Class A                                      710,323,385        125,309,364                  5.67
     Class B                                       80,458,495         15,117,302                  5.32
     Class C                                       10,917,260          2,057,531                  5.31
     Class I                                      182,888,529         31,357,443                  5.83
     Class R4                                         493,430             85,118                  5.80
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
     Class A                                       25,159,619          4,951,093                  5.08
     Class B                                        4,125,636            846,784                  4.87
     Class C                                          486,947            100,059                  4.87
     Class I                                       31,466,684          6,079,010                  5.18
     Class R4                                         401,664             78,176                  5.14
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Frontier
     Class A                                       23,379,805          2,848,890                  8.21
     Class B                                        1,118,495            169,585                  6.60
     Class C                                        8,899,070          1,342,806                  6.63
     Class I                                          999,800            114,806                  8.71
     Class R2                                          81,518             10,109                  8.06
     Class R3                                           5,027                623                  8.07
     Class R4                                           9,819              1,128                  8.70
     Class R5                                         625,564             71,840                  8.71
-----------------------------------------------------------------------------------------------------------------
Seligman Global Technology
     Class A                                      325,789,863         19,750,519                 16.50
     Class B                                       21,966,464          1,541,875                 14.25
     Class C                                       69,848,512          4,900,053                 14.25
     Class I                                       23,827,145          1,442,107                 16.52
     Class R2                                       5,131,007            315,762                 16.25
     Class R3                                           5,301                326                 16.26
     Class R4                                         289,226             17,518                 16.51
     Class R5                                           5,304                321                 16.52
-----------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific
     Class R5                                      53,643,171          4,698,479                 11.42
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                      416,296,725         53,776,169                  7.74
     Class B                                       38,489,191          5,601,155                  6.87
     Class C                                       32,757,231          4,756,330                  6.89
     Class I                                       68,977,761          8,575,621                  8.04
     Class R2                                      12,235,711          1,580,451                  7.74
     Class R4                                       1,186,515            147,397                  8.05
     Class R5                                         538,197             66,743                  8.06
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                       64,717,075         13,311,370                  4.86
     Class B                                        6,123,682          1,268,930                  4.83
     Class C                                        1,156,669            240,707                  4.81
     Class I                                            6,487              1,336                  4.86
     Class R4                                          18,019              3,711                  4.86

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 70

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                   $  394,510,625         64,353,725                $ 6.13
     Class B                                       33,008,877          5,717,899                  5.77
     Class C                                       10,570,042          1,851,492                  5.71
     Class I                                       32,596,470          5,289,556                  6.16
     Class R2                                          46,070              7,498                  6.14
     Class R3                                           3,897                634                  6.15
     Class R4                                       6,058,555            980,165                  6.18
     Class R5                                          17,622              2,861                  6.16
     Class W                                            3,934                639                  6.16
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income
     Class A                                       21,078,520          2,483,415                  8.49
     Class B                                        2,067,434            244,105                  8.47
     Class C                                          449,282             53,062                  8.47
     Class I                                        4,190,596            493,000                  8.50
     Class R2                                           8,493              1,000                  8.49
     Class R3                                           8,495              1,000                  8.50
     Class R4                                          10,456              1,230                  8.50
     Class R5                                           8,499              1,000                  8.50
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha
     Class A                                        2,647,582            150,018                $17.65
     Class B                                          258,403             14,788                 17.47
     Class C                                          125,035              7,154                 17.48
     Class I                                        4,366,888            246,500                 17.72
     Class R2                                           8,780                500                 17.56
     Class R3                                           8,808                500                 17.62
     Class R4                                          59,122              3,345                 17.67
     Class R5                                           8,852                500                 17.70
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity
     Class A                                      257,909,909         33,503,026                  7.70
     Class B                                       20,431,810          2,710,581                  7.54
     Class C                                        6,942,369            936,735                  7.41
     Class I                                      116,826,749         15,026,177                  7.77
     Class R2                                       1,110,150            142,157                  7.81
     Class R3                                           3,876                496                  7.81
     Class R4                                         226,706             28,868                  7.85
     Class R5                                           3,890                496                  7.84
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt
     Class A                                       84,077,384         15,978,559                  5.26
     Class B                                        3,518,592            669,458                  5.26
     Class C                                        4,753,140            904,158                  5.26
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth
     Class A                                      553,923,464         64,580,896                  8.58
     Class B                                       50,253,513          7,048,364                  7.13
     Class C                                        7,874,750          1,103,661                  7.14
     Class I                                       71,139,006          7,877,330                  9.03
     Class R4                                       4,055,434            458,745                  8.84
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond
     Class A                                      645,167,080        173,557,831                  3.72
     Class B                                       14,670,642          3,944,081                  3.72
     Class C                                        8,445,704          2,271,237                  3.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 71

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income
     Class A                                   $2,233,824,301        533,202,685                $ 4.19
     Class B                                       37,295,962          8,910,422                  4.19
     Class C                                       15,135,314          3,611,273                  4.19
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market
     Class A                                       89,878,036         89,888,902                  1.00
     Class B                                        4,745,466          4,744,006                  1.00
     Class C                                       13,538,936         13,518,927                  1.00
     Class R2                                       3,134,050          3,134,336                  1.00
     Class R5                                         128,883            128,873                  1.00
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate
     Class A                                        3,954,525          1,131,585                  3.49
     Class C                                        3,230,557            928,401                  3.48
     Class I                                        5,868,744          1,675,386                  3.50
     Class R2                                          65,688             18,792                  3.50
     Class R3                                           5,971              1,706                  3.50
     Class R4                                           7,004              2,001                  3.50
     Class R5                                       1,356,462            387,086                  3.50
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate
     Class A                                        6,537,789          1,804,866                  3.62
     Class B                                        2,419,442            668,153                  3.62
     Class C                                       10,283,911          2,841,350                  3.62
     Class I                                        1,709,431            471,537                  3.63
     Class R2                                       3,927,576          1,088,654                  3.61
     Class R3                                           6,521              1,805                  3.61
     Class R4                                          16,991              4,682                  3.63
     Class R5                                       1,357,398            375,009                  3.62
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Capital
     Class A                                      157,108,911          7,820,630                 20.09
     Class B                                        5,955,476            365,780                 16.28
     Class C                                       45,861,279          2,809,562                 16.32
     Class I                                       12,192,369            581,385                 20.97
     Class R2                                      10,324,166            520,475                 19.84
     Class R3                                           5,618                283                 19.85
     Class R4                                           5,632                269                 20.94
     Class R5                                       1,754,570             83,689                 20.97
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
     Class A                                    2,788,834,356         71,908,305                 38.78
     Class B                                      106,645,895          3,289,023                 32.42
     Class C                                      694,889,021         21,418,226                 32.44
     Class I                                       39,507,415            980,688                 40.29
     Class R2                                      37,012,489            971,801                 38.09
     Class R3                                          16,436                431                 38.13
     Class R4                                           7,565                188                 40.24
     Class R5                                      14,853,268            368,766                 40.28
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Growth
     Class A                                    1,243,927,994        305,941,924                  4.07
     Class B                                       97,446,493         30,519,910                  3.19
     Class C                                       32,821,061         10,276,754                  3.19
     Class I                                      238,196,380         56,595,677                  4.21
     Class R2                                       1,088,235            272,087                  4.00
     Class R3                                           6,400              1,597                  4.01
     Class R4                                      31,688,383          7,529,168                  4.21
     Class R5                                         420,125             99,877                  4.21

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 72

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value
     Class A                                   $  202,826,281         16,478,708                $12.31
     Class B                                        5,889,617            506,900                 11.62
     Class C                                       40,629,661          3,493,324                 11.63
     Class I                                       23,869,523          1,894,164                 12.60
     Class R2                                       8,288,348            679,748                 12.19
     Class R3                                           5,402                443                 12.19
     Class R4                                           5,412                430                 12.59
     Class R5                                         718,316             56,928                 12.62
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value
     Class A                                      221,181,372         17,565,526                 12.59
     Class B                                       26,499,678          2,376,033                 11.15
     Class C                                       46,625,791          4,175,990                 11.17
     Class I                                        6,299,696            471,820                 13.35
     Class R2                                      10,777,562            872,458                 12.35
     Class R3                                           5,568                450                 12.37
     Class R4                                          41,632              3,122                 13.34
     Class R5                                       1,807,541            135,374                 13.35
-----------------------------------------------------------------------------------------------------------------



FOR FUNDS OTHER THAN MONEY MARKET FUNDS. A fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically, short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.



Statement of Additional Information - June 29, 2010                      Page 73

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted policies and procedures relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

PUBLIC DISCLOSURES
The funds' portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds' website. The information is available on the funds' website as described below.

- For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the


Statement of Additional Information - June 29, 2010                      Page 74
  name of each portfolio security, number of shares held by the fund, value of the security and the security's percentage of the market value of the fund's portfolio as of month-end.

- For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security's percentage of the market value of the fund's portfolio as of calendar quarter-end.

- For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund's most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC's website within sixty (60) days of the end of a fund's fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund's largest five to fifteen holdings, as a percent of the market value of the funds' portfolios as of a month-end. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and seligman.com for Seligman funds), approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds' websites pursuant to the funds' policies may change from time to time without prior notice.

OTHER DISCLOSURES
The funds' policies and procedures provide that no disclosures of the funds' portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds' distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund's sub-advisor(s) (if any), affiliates of the investment manager, the funds' custodian, sub-custodians, the funds' independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential


Statement of Additional Information - June 29, 2010                      Page 75
litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted policies to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's legal department, Compliance, and the funds' President. The PHC has been authorized by each fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund's President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

ONGOING PORTFOLIO HOLDINGS DISCLOSURE ARRANGEMENTS:
In addition to the daily information provided to the fund's custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

                                                                                                            FREQUENCY OF
IDENTITY OF RECIPIENT          CONDITIONS/RESTRICTIONS ON USE OF INFORMATION                                DISCLOSURE
------------------------------------------------------------------------------------------------------------------------
Bitlathe                       Website support for fund performance disclosure                              Monthly
BlackRock, Inc.                For providing trading operations and portfolio management support.           Daily
Bloomberg, L.P.                For independent research of funds.  Sent monthly, approximately 30 days      Monthly
                                 after month end.
Bowne & Co.                    For printing of proxies and annual updates to prospectuses and SAIs.         As needed
Cenveo, Inc.                   For printing of prospectuses, supplements, SAIs and shareholder reports.     As needed
Factset Research Systems       For provision of quantitative analytics, charting and fundamental data to    Daily
                                 the investment manager.
Investment Technology Group,   For evaluation and assessment of trading activity, execution and practices   Daily
Inc. (ITG, formerly known as     by the investment manager.
Plexus Group)
InvestorTools, Inc.            Provide descriptive data for municipal securities                            Daily
Morningstar, Inc.              For independent research and ranking of funds.  Sent monthly, approximately  Monthly
                                 25 days after month end.
RiskMetrics Group (formerly    Proxy voting administration and research on proxy matters.                   Daily
Institutional Shareholder
Services)
Thomson Reuters Corp.          Information provided monthly with a 30 day lag to assure accuracy of Lipper  Monthly
(Lipper)                         Fact Sheets.
------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2010                      Page 76

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our


Statement of Additional Information - June 29, 2010                      Page 77
fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, Columbia Management, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. Columbia Management may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain funds may invest in shares of other funds in the Fund Family (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.



Statement of Additional Information - June 29, 2010                      Page 78

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

INVESTING IN A FUND

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the class' public offering price. For funds other than money market funds, the public offering price is the NAV of one share adjusted for the sales charge for Class A. For money market funds, the public offering price is the NAV. For all funds, for Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W, Class Y and Class Z there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                     TABLE 9. CLASS A INITIAL SALES CHARGE

For all funds EXCEPT RiverSource Absolute Return Currency and Income, RiverSource Floating Rate, RiverSource Inflation Protected Securities, RiverSource Intermediate Tax-Exempt, RiverSource Limited Duration Bond and RiverSource Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME, TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                 SALES CHARGE(a) AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE(b)      INVESTED       PRICE(b)       INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or
  more(c),(d)               0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For RiverSource Absolute Return Currency and Income, RiverSource Floating Rate, RiverSource Inflation Protected Securities, RiverSource Intermediate Tax-Exempt, RiverSource Limited Duration Bond and RiverSource Short Duration U.S.
Government:

-----------------------------------------------------------------------------------------
                                          SALES CHARGE(a) AS A
                                              PERCENTAGE OF         SALES CHARGE(a) AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                    PRICE(b)             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more(c),(d)                         0.00%                     0.00%
-----------------------------------------------------------------------------------------



    (a) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    (b) Purchase price includes the sales charge.



Statement of Additional Information - June 29, 2010                      Page 79

    (c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

    (d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 10. PUBLIC OFFERING PRICE


                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income             $ 9.76           0.9525          $10.25
----------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income            9.44           0.9525            9.91
----------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income            9.47           0.9525            9.94
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive              8.62           0.9425            9.15
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative            9.77           0.9525           10.26
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                9.46           0.9425           10.04
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Aggressive                                          9.03           0.9425            9.58
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative                                        9.61           0.9525           10.09
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity            8.20           0.9425            8.70
----------------------------------------------------------------------------------------------
RiverSource S&P 500 Index (for Class D)               3.55      No sales charge        3.55
----------------------------------------------------------------------------------------------
RiverSource Small Company Index                       3.90           0.9425            4.14
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
RiverSource Equity Value                              9.63           0.9425           10.22
----------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining               12.22           0.9425           12.97
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                 15.27           0.9425           16.20
----------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure              19.66           0.9425           20.86
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                      8.53           0.9425            9.05
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                      8.53           0.9425            9.05
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                      8.06           0.9425            8.55
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                      8.06           0.9425            8.55
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                      8.08           0.9425            8.57
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                      7.99           0.9425            8.48
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                      7.77           0.9425            8.24
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                      7.93           0.9425            8.41
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
RiverSource High Yield Bond                           2.30           0.9525            2.41
----------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                3.71           0.9425            3.94
----------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                  3.35           0.9425            3.55
----------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government            4.63           0.9700            4.77
----------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                  4.77           0.9525            5.01
----------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2010                      Page 80

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                    $ 5.58           0.9425          $ 5.92
----------------------------------------------------------------------------------------------
RiverSource Real Estate                               6.24           0.9425            6.62
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
RiverSource Cash Management                           1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

RiverSource Disciplined Equity                        4.30           0.9425            4.56
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity                                              6.24           0.9425            6.62
----------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value               6.71           0.9425            7.12
----------------------------------------------------------------------------------------------
RiverSource Floating Rate                             7.93           0.9700            8.18
----------------------------------------------------------------------------------------------

RiverSource Income Opportunities                      9.00           0.9525            9.45
----------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities            9.75           0.9700           10.05
----------------------------------------------------------------------------------------------

RiverSource Limited Duration Bond                     9.46           0.9700            9.75
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                     4.85           0.9525            5.09
----------------------------------------------------------------------------------------------
RiverSource Diversified Bond                          4.75           0.9525            4.99
----------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                      5.16           0.9525            5.42
----------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                       4.86           0.9525            5.10
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Balanced                                  8.79           0.9425            9.33
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth              7.50           0.9425            7.96
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value               7.78           0.9425            8.25
----------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                 8.31           0.9425            8.82
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                             6.15           0.9425            6.53
----------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                      8.44           0.9425            8.95
----------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation               9.60           0.9525           10.08
----------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield              6.69           0.9525            7.02
----------------------------------------------------------------------------------------------
Seligman California Municipal Quality                 6.69           0.9525            7.02
----------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                          7.79           0.9525            8.18
----------------------------------------------------------------------------------------------
Seligman National Municipal                           8.12           0.9525            8.52
----------------------------------------------------------------------------------------------
Seligman New York Municipal                           8.32           0.9525            8.73
----------------------------------------------------------------------------------------------
Seligman TargETFund 2015                              6.63           0.9425            7.03
----------------------------------------------------------------------------------------------
Seligman TargETFund 2025                              6.84           0.9425            7.26
----------------------------------------------------------------------------------------------
Seligman TargETFund 2035                              7.09           0.9425            7.52
----------------------------------------------------------------------------------------------
Seligman TargETFund 2045                              7.06           0.9425            7.49
----------------------------------------------------------------------------------------------
Seligman TargETFund Core                              6.44           0.9425            6.83
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income       9.93           0.9700           10.24
----------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity          6.98           0.9425            7.41
----------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                    10.35           0.9525           10.87
----------------------------------------------------------------------------------------------
RiverSource Global Bond                               7.10           0.9525            7.45
----------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth                                              5.80           0.9425            6.15
----------------------------------------------------------------------------------------------
RiverSource Partners International Select Value       5.67           0.9425            6.02
----------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap          5.08           0.9425            5.39
----------------------------------------------------------------------------------------------
Seligman Frontier                                     8.21           0.9425            8.71
----------------------------------------------------------------------------------------------
Seligman Global Technology                           16.50           0.9425           17.51
----------------------------------------------------------------------------------------------
Threadneedle Asia Pacific (for Class R5)             11.42            N/A               N/A
----------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                      Page 81

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                       $ 7.74           0.9425          $ 8.21
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          4.86           0.9425            5.16
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            6.13           0.9425            6.50
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                     8.49           0.9425            9.01
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                   17.65           0.9425           18.73
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity                7.70           0.9425            8.17
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                   5.26           0.9700            5.42
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                            8.58           0.9425            9.10
----------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                           3.72           0.9525            3.91
----------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                    4.19           0.9525            4.40
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
RiverSource Government Money Market                   1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                3.49           0.9425            3.70
----------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate                                              3.62           0.9425            3.84
----------------------------------------------------------------------------------------------
Seligman Capital                                     20.09           0.9425           21.32
----------------------------------------------------------------------------------------------
Seligman Communications and Information              38.78           0.9425           41.15
----------------------------------------------------------------------------------------------
Seligman Growth                                       4.07           0.9425            4.32
----------------------------------------------------------------------------------------------
Seligman Large-Cap Value                             12.31           0.9425           13.06
----------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                           12.59           0.9425           13.36
----------------------------------------------------------------------------------------------



CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor of the funds. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A shares and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by ROA as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of money market funds unless they are subsequently exchanged to Class A shares of a fund within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial intermediary in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS A SHARES
Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof. For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell


Statement of Additional Information - June 29, 2010                      Page 82
your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

    - shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

    - participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

    - to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

    - plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus's (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

    - to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" for which Charles Schwab & Co., Inc. acts as broker dealer.

    - to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

    - to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

    - to other RiverSource, Seligman and Threadneedle funds in the Fund Family pursuant to a "fund of funds" arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

CLASS B SHARES
Class B shares have a CDSC for six years. Class B shares purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase

    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan



Statement of Additional Information - June 29, 2010                      Page 83

    - for shares of RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

           - at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

           - selling under an approved substantially equal periodic payment arrangement.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:


    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.


    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan and for shares of RiverSource funds held in tax-sheltered custodial accounts where Ameriprise Trust Company is the custodian, in cases where the sale is not a full liquidation of the Qualified Plan Account, and in cases where the sale is a full liquidation of a Qualified Plan Account held for the benefit of multiple plan participants, but the full liquidation is not the result of a mutual fund line-up (plan investment option) change or plan termination.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.



Statement of Additional Information - June 29, 2010                      Page 84

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

CLASS Z SHARES
Class Z shares are sold without a front-end sales charge or a CDSC.

With limited exceptions, Class Z shares are generally closed to new investors, and are available for purchase only to existing Class Z shareholders purchasing through exchanges from Class Z shares of other Columbia Funds. Class Z shares of RiverSource Cash Management Fund may not be exchanged for RiverSource, Seligman or Threadneedle funds.

In addition, for Class I, Class R, Class W and Class Z shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in their sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.



Statement of Additional Information - June 29, 2010                      Page 85

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as provided in the table below. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER


                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS           EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                             CARRYOVERS            IN 2011          IN 2012          IN 2013          IN 2014
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Basic Income            $ 19,447,298              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Enhanced Income         $ 37,439,030              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Moderate Income         $ 59,928,714              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Aggressive              $ 37,879,654              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Conservative            $  4,428,658              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate                $ 48,604,696              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Aggressive                      $ 68,142,574              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Conservative                    $ 17,455,318              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Total Equity            $ 42,147,214              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index       $  4,733,437              $0               $0           $1,980,165        $235,890
---------------------------------------------------------------------------------------------------------------------
RiverSource Small Company
Index                           $ 43,209,451              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value        $133,819,916              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Precious
Metals and Mining               $ 14,911,599              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
                                AMOUNT           AMOUNT           AMOUNT            AMOUNT            AMOUNT
                               EXPIRING         EXPIRING         EXPIRING          EXPIRING          EXPIRING
FUND                           IN 2015          IN 2016          IN 2017           IN 2018           IN 2019
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Basic Income                $0               $0         $2,942,103       $15,861,057          $644,138
----------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Enhanced Income             $0               $0         $5,920,892       $31,518,138                $0
----------------------------------------------------------------------------------------------------------------
RiverSource Income
Builder Moderate Income             $0               $0         $7,376,558       $51,037,474        $1,514,682
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Aggressive                  $0               $0         $6,629,032       $28,221,611        $3,029,011
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Conservative                $0               $0                 $0        $4,265,389          $163,269
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate                    $0               $0         $7,597,638       $37,758,600        $3,248,458
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Aggressive                          $0               $0         $4,898,399       $57,879,727        $5,364,448
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Moderate
Conservative                        $0               $0         $1,062,939       $15,811,121          $581,258
----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio
Builder Total Equity                $0               $0         $7,784,164       $30,165,767        $4,197,283
----------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index      $66,065               $0                 $0        $2,105,466          $345,851
----------------------------------------------------------------------------------------------------------------
RiverSource Small Company
Index                               $0               $0                 $0       $41,195,692        $2,013,759
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------
RiverSource Equity Value            $0          $96,368        $40,190,239       $93,533,309                $0
----------------------------------------------------------------------------------------------------------------
RiverSource Precious
Metals and Mining                   $0               $0        $14,911,599                $0                $0
----------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                      Page 86

                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS          EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                             CARRYOVERS            IN 2011          IN 2012          IN 2013          IN 2014
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------
RiverSource 120/20
Contrarian
Equity                           $11,229,719              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and
Infrastructure                   $         0              --               --               --               --
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2010                        $ 3,454,336              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2015                        $ 4,269,531              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2020                        $ 5,656,636              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2025                        $ 4,543,260              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2030                        $ 4,050,556              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2035                        $ 1,679,848              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2040                        $   955,784              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2045                        $   468,723              $0               $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

                                AMOUNT           AMOUNT           AMOUNT            AMOUNT            AMOUNT
                              EXPIRING         EXPIRING         EXPIRING          EXPIRING          EXPIRING
FUND                           IN 2015          IN 2016          IN 2017           IN 2018           IN 2019
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------
RiverSource 120/20
Contrarian
Equity                            $0               $0           $3,090,734        $8,138,985               $0
----------------------------------------------------------------------------------------------------------------
RiverSource Recovery and
Infrastructure                    --               --                   --                --               --
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2010                         $0               $0             $428,181        $2,827,856         $198,299
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2015                         $0               $0             $704,342        $3,055,770         $509,419
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2020                         $0               $0             $502,050        $4,705,880         $448,706
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2025                         $0               $0             $662,473        $3,488,786         $392,001
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2030                         $0               $0             $623,603        $2,895,797         $531,156
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2035                         $0               $0             $312,553        $1,217,126         $150,169
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2040                         $0               $0             $370,260          $565,348          $20,176
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement
Plus 2045                         $0               $0              $84,212          $248,395         $136,116
----------------------------------------------------------------------------------------------------------------






                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS          EXPIRING         EXPIRING         EXPIRING         EXPIRING
                                 CARRYOVERS            IN 2010          IN 2011          IN 2012          IN 2013
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------
RiverSource High Yield
Bond                           $1,283,661,310        $517,121,802     $552,664,309          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
Fundamental Value              $  100,708,798                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
Small Cap Value                $   93,886,708                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Short
Duration U.S. Government       $   88,365,852                  $0               $0          $0          $36,267,962
---------------------------------------------------------------------------------------------------------------------
RiverSource
U.S. Government Mortgage       $   13,435,568                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------
RiverSource Dividend
Opportunity                    $  535,432,960                  $0     $343,927,468          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate        $   48,042,039                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Cash
Management                     $   15,893,171                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Equity                         $  704,651,838                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small and Mid Cap Equity       $   37,163,240                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small Cap Value                $   14,620,644                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate      $   70,681,206                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Income
Opportunities                  $   25,537,605                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Inflation
Protected Securities           $   28,705,143                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Limited
Duration Bond                  $   17,251,758                  $0               $0          $0                   $0
---------------------------------------------------------------------------------------------------------------------
                                AMOUNT           AMOUNT            AMOUNT             AMOUNT             AMOUNT
                              EXPIRING         EXPIRING          EXPIRING           EXPIRING           EXPIRING
                               IN 2014          IN 2015           IN 2016            IN 2017            IN 2018
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
RiverSource High Yield
Bond                         $19,078,058               $0        $6,050,907        $110,841,094        $77,905,140
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners
Fundamental Value                     $0               $0                $0         $26,053,833        $74,654,965
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners
Small Cap Value                       $0               $0                $0         $20,926,946        $72,959,762
--------------------------------------------------------------------------------------------------------------------
RiverSource Short
Duration U.S. Government     $20,469,230       $9,579,187                $0          $3,846,817        $18,202,656
--------------------------------------------------------------------------------------------------------------------
RiverSource
U.S. Government Mortgage              $0               $0                $0            $410,120        $13,025,448
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
RiverSource Dividend
Opportunity                           $0               $0                $0         $36,972,874       $154,532,618
--------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate               $0               $0                $0          $1,114,883        $46,927,156
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
RiverSource Cash
Management                            $0               $0            $6,554          $7,357,069         $8,529,548
--------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Equity                                $0               $0                $0         $63,499,369       $641,152,469
--------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small and Mid Cap Equity         $93,125          $21,904        $2,186,828         $19,133,377        $15,728,006
--------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small Cap Value                       $0               $0          $554,680          $6,233,070         $7,832,894
--------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate             $0          $33,562        $3,488,601         $29,093,899        $38,065,144
--------------------------------------------------------------------------------------------------------------------
RiverSource Income
Opportunities                         $0               $0        $1,946,556         $16,249,078         $7,341,971
--------------------------------------------------------------------------------------------------------------------
RiverSource Inflation
Protected Securities                  $0               $0                $0          $8,424,851        $20,280,292
--------------------------------------------------------------------------------------------------------------------
RiverSource Limited
Duration Bond                         $0       $2,206,552                $0            $825,807        $14,219,399
--------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2010                      Page 87

                                    TOTAL               AMOUNT           AMOUNT           AMOUNT           AMOUNT
                                CAPITAL LOSS           EXPIRING         EXPIRING         EXPIRING         EXPIRING
FUND                             CARRYOVERS            IN 2010          IN 2011          IN 2012          IN 2013
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------
RiverSource Balanced           $  888,451,981        $294,910,142     $368,676,980     $24,886,878           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Growth               $   41,243,744                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Value                $            0                  --               --              --           --
---------------------------------------------------------------------------------------------------------------------
RiverSource Diversified
Equity Income                  $1,110,095,393                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value      $  566,727,070                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Allocation                     $  346,850,712                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Income Allocation              $   11,336,901                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal High-Yield           $            0                  --               --              --           --
---------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal Quality              $            0                  --               --              --           --
---------------------------------------------------------------------------------------------------------------------
Seligman Minnesota
Municipal                      $            0                  --               --              --           --
---------------------------------------------------------------------------------------------------------------------
Seligman National
Municipal                      $    2,099,958            $996,330               $0        $505,484           $0
---------------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal                      $            0                  --               --              --           --
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015       $    7,102,014                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025       $    1,803,909                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035       $      256,357                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045       $      541,844                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core       $   12,588,348                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Absolute
Return Currency and
Income                         $    5,945,153                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
International Equity           $  285,672,442                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Emerging
Markets Bond                   $   17,157,025                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond        $   15,099,745          $3,665,049               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Growth                         $  185,090,340                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Value                          $  340,858,587                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Small Cap        $   36,130,012                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman Frontier              $    8,888,714                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman Global
Technology                     $  294,571,144        $193,291,798      $17,073,210              $0           $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific      $            0                  --               --              --           --
---------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging
Markets                        $   98,672,638                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle European
Equity                         $   44,533,168         $16,514,517       $5,021,215              $0           $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity                         $  339,519,748        $143,688,441      $30,509,951              $0           $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity Income                  $    1,477,274                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Extended Alpha                 $    1,407,944                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle
International Opportunity      $  204,715,335         $59,231,998      $38,262,972              $0           $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt                     $      704,163                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap
Growth                         $   66,514,603                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
Bond                           $   18,155,779                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
High Income                    $   88,820,109                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
RiverSource Government
Money Market                   $            0                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Global Real Estate             $   16,375,351                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Monthly Dividend Real
Estate                         $   40,689,222                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman Capital               $  176,270,293         $50,722,077               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman Communications
and Information                $  207,486,080                  $0      $12,308,398              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman Growth                $1,416,163,210        $234,134,706               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value       $    3,224,311                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap
Value                          $  153,343,213                  $0               $0              $0           $0
---------------------------------------------------------------------------------------------------------------------
                                AMOUNT           AMOUNT            AMOUNT             AMOUNT             AMOUNT
                               EXPIRING         EXPIRING          EXPIRING           EXPIRING           EXPIRING
FUND                           IN 2014          IN 2015           IN 2016            IN 2017            IN 2018
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                 $0         $8,027,521        $22,923,709       $38,698,637        $130,328,114
--------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Growth                     $0                 $0                 $0       $14,271,533         $26,972,211
--------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Large Cap Value                      --                 --                 --                --                  --
--------------------------------------------------------------------------------------------------------------------
RiverSource Diversified
Equity Income                        $0                 $0                 $0       $46,346,713      $1,063,748,680
--------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value            $0                 $0                 $0       $47,902,744        $518,824,326
--------------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Allocation                           $0                 $0                 $0       $21,514,298        $325,336,414
--------------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Income Allocation                    $0                 $0                 $0          $631,381         $10,705,520
--------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal High-Yield                 --                 --                 --                --                  --
--------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal Quality                    --                 --                 --                --                  --
--------------------------------------------------------------------------------------------------------------------
Seligman Minnesota
Municipal                            --                 --                 --                --                  --
--------------------------------------------------------------------------------------------------------------------
Seligman National
Municipal                            $0                 $0           $598,144                $0                  $0
--------------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal                            --                 --                 --                --                  --
--------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015             $0                 $0                 $0        $1,531,175          $5,570,839
--------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025             $0                 $0                 $0          $158,889          $1,645,020
--------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035             $0                 $0                 $0           $40,056            $216,301
--------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045             $0                 $0                 $0           $25,322            $516,522
--------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core             $0                 $0                 $0          $901,259         $11,687,089
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
RiverSource Absolute
Return Currency and
Income                               $0                 $0                 $0        $5,945,153                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
International Equity                 $0                 $0        $23,521,188      $262,151,254                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Emerging
Markets Bond                         $0                 $0         $2,399,388       $14,757,637                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond        $498,771                 $0         $2,328,738        $8,607,187                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Growth                               $0           $823,328        $67,466,960      $116,800,052                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Value                                $0                 $0                 $0      $340,858,587                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Small Cap              $0                 $0        $16,740,416       $19,389,596                  $0
--------------------------------------------------------------------------------------------------------------------
Seligman Frontier                    $0                 $0         $1,048,243        $7,840,471                  $0
--------------------------------------------------------------------------------------------------------------------
Seligman Global
Technology                           $0        $17,310,562        $37,526,708       $29,368,866                  $0
--------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific            --                 --                 --                --                  --
--------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging
Markets                              $0                 $0        $28,498,591       $70,174,047                  $0
--------------------------------------------------------------------------------------------------------------------
Threadneedle European
Equity                               $0                 $0         $4,272,956       $18,724,480                  $0
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity                               $0         $2,715,902        $62,625,028       $99,980,426                  $0
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity Income                        $0                 $0           $182,867        $1,294,407                  $0
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Extended Alpha                       $0                 $0           $577,229          $830,715                  $0
--------------------------------------------------------------------------------------------------------------------
Threadneedle
International Opportunity            $0                 $0        $12,069,463       $95,150,902                  $0
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt                     $177,579                 $0           $361,418          $165,166                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap
Growth                               $0                 $0        $20,714,703       $45,799,900                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
Bond                           $729,269                 $0         $9,046,561        $8,379,949                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
High Income                          $0                 $0        $30,950,938       $57,869,171                  $0
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
RiverSource Government
Money Market                         $0                 $0                 $0                $0                  $0
--------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Global Real Estate                   $0           $585,168         $5,289,122        $9,426,119          $1,074,942
--------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Monthly Dividend Real
Estate                               $0                 $0        $14,370,083       $26,294,548             $24,591
--------------------------------------------------------------------------------------------------------------------
Seligman Capital                     $0                 $0        $63,824,881       $60,299,879          $1,423,456
--------------------------------------------------------------------------------------------------------------------
Seligman Communications
and Information                      $0                 $0        $97,889,818       $97,287,864                  $0
--------------------------------------------------------------------------------------------------------------------
Seligman Growth                      $0       $107,614,532     $1,048,921,057       $25,492,915                  $0
--------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value             $0                 $0                 $0                $0          $3,224,311
--------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap
Value                                $0        $22,627,649       $115,478,130       $15,237,434                  $0
--------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                      Page 88

TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, "all of" a shareholder's distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren't sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.



Statement of Additional Information - June 29, 2010                      Page 89

EXCHANGES, PURCHASES AND SALES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.



Statement of Additional Information - June 29, 2010                      Page 90

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME


                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

RiverSource Income Builder Basic Income                  20.79%                    23.21%
--------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income               13.81                     17.15
--------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income               19.04                     22.16
--------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                 60.55                     90.45
--------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative               100.00                    100.00
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate                   27.70                     41.29
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Aggressive                                             43.07                     64.31
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate
  Conservative                                           18.56                     27.43
--------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity               91.77                     100.00
--------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                                100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Small Company Index                          100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
RiverSource Equity Value                                 100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                    5.22                     20.29
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                  35.61                     42.61
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                         45.41                     50.54
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                         47.80                     54.77
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                         53.80                     62.70
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                         60.75                     70.54
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                         61.11                     70.71
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                         60.82                     70.52
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                         61.81                     71.38
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                         67.54                     77.42

--------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 91

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                                0%                        0%
--------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                   100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                       0                         0
--------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                 0                         0
--------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                       0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                         90.66                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Real Estate                                   1.32                      8.56
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
RiverSource Cash Management                                0                         0
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity                           100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity                                                 100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                  100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Floating Rate                                  0                         0
--------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                           0                         0
--------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities                 0                         0
--------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                          0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                          0                         0
--------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                               0                         0
--------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                           0                         0
--------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                            0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
RiverSource Balanced                                     58.23                     67.65
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                 100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                  46.66                     47.51
--------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                    100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                                100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                         85.51                     94.62
--------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                   0.31                      1.00
--------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield                   0                         0
--------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                      0                         0
--------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                               0                         0
--------------------------------------------------------------------------------------------------
Seligman National Municipal                                0                         0
--------------------------------------------------------------------------------------------------
Seligman New York Municipal                                0                         0
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                                 53.63                     87.73
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                                 50.39                     100.00
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                                 48.74                     100.00
--------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                                 43.70                     100.00
--------------------------------------------------------------------------------------------------
Seligman TargETFund Core                                 50.44                     63.90

--------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 92

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income                                                   0%                        0%
--------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity              0.25                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                          0                         0
--------------------------------------------------------------------------------------------------
RiverSource Global Bond                                    0                         0
--------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth                                                  2.04                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value                                                   2.08                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap               0                         0
--------------------------------------------------------------------------------------------------
Seligman Frontier                                          0                         0
--------------------------------------------------------------------------------------------------
Seligman Global Technology                                 0                         0
--------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                                  0                       53.84
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                             0.27                     81.67
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               77.49                     100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                        29.74                     100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                         0                         0
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                        0                         0
--------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                                 0                         0
--------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                                0                         0
--------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                         0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
RiverSource Government Money Market                        0                         0
--------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                     0                        2.58
--------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate                                                   0                        2.09
--------------------------------------------------------------------------------------------------
Seligman Capital                                           0                         0
--------------------------------------------------------------------------------------------------
Seligman Communications and Information                    0                         0
--------------------------------------------------------------------------------------------------
Seligman Growth                                          100.00                    100.00
--------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                                 100.00                    100.00
--------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value                                 0                       100.00
--------------------------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund's capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.



Statement of Additional Information - June 29, 2010                      Page 93

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder's original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

WITHHOLDING
Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

SELIGMAN TARGETFUNDS. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of TargETFund Core at net asset value, with the shares of TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of the Target Date Funds with Seligman TargETFund Core.

Due to the impossibility of predicting whether changes in law or other developments may impact the fairness or overall desirability of the combination of any two funds ten or more years in the future, the Board of the Seligman TargETFunds


Statement of Additional Information - June 29, 2010                      Page 94
will evaluate each combination in the year it is scheduled to occur under the standards of Rule 17a-8 under the 1940 Act and general principles of fairness, and may approve modifications to the methodology or terminate the combination if it determines that doing so would be in the best interests of shareholders. Any modifications to the manner of combining funds will be presented to shareholders for approval if such approval is required under applicable law.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services to the funds.

For Seligman funds, Columbia Management serves as the investment manager effective Nov. 7, 2008, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by the investment manager and with shareholders having previously approved a new investment management services agreement between the funds and the investment manager.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity           First $0.25         0.950%                         0.950%
                                               Next $0.25          0.930%
                                               Next $0.50          0.910%
                                               Over $1.0           0.890%
---------------------------------------------------------------------------------------------------------------------------

RiverSource Absolute Return Currency           First $1.0          0.890%                         0.890%
  and Income                                   Next $1.0           0.865%
                                               Next $1.0           0.840%
                                               Next $3.0           0.815%
                                               Next $1.5           0.790%
                                               Next $1.5           0.775%
                                               Next $1.0           0.770%
                                               Next $5.0           0.760%
                                               Next $5.0           0.750%
                                               Next $4.0           0.740%
                                               Next $26.0          0.720%
                                               Over $50.0          0.700%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Balanced                           First $1.0          0.530%                         0.530%
                                               Next $1.0           0.505%
                                               Next $1.0           0.480%
                                               Next $3.0           0.455%
                                               Next $1.5           0.430%
                                               Next $2.5           0.410%
                                               Next $5.0           0.390%
                                               Next $9.0           0.370%
                                               Over $24.0          0.350%

---------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                      Page 95

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt              First $0.25         0.410%            RiverSource California - 0.410%
RiverSource Minnesota Tax-Exempt               Next $0.25          0.385%             RiverSource Minnesota - 0.404%
RiverSource New York Tax-Exempt                Next $0.25          0.360%             RiverSource New York - 0.410%
                                               Next $0.25          0.345%
                                               Next $6.5           0.320%
                                               Next $2.5           0.310%
                                               Next $5.0           0.300%
                                               Next $9.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Cash Management                    First $1.0          0.330%          RiverSource Cash Management - 0.295%
RiverSource Government Money Market(a)         Next $0.5           0.313%      RiverSource Government Money Market - 0.330%
                                               Next $0.5           0.295%
                                               Next $0.5           0.278%
                                               Next $2.5           0.260%
                                               Next $1.0           0.240%
                                               Next $1.5           0.220%
                                               Next $1.5           0.215%
                                               Next $1.0           0.190%
                                               Next $5.0           0.180%
                                               Next $5.0           0.170%
                                               Next $4.0           0.160%
                                               Over $24.0          0.150%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Disciplined Equity                 First $1.0          0.600%        RiverSource Disciplined Equity - 0.588%
                                                                                    RiverSource Disciplined Large Cap
RiverSource Disciplined Large Cap              Next $1.0           0.575%                    Growth - 0.600%
                                                                                    RiverSource Disciplined Large Cap
  Growth                                       Next $1.0           0.550%                     Value - 0.600%
                                                                                      RiverSource Diversified Equity
RiverSource Disciplined Large Cap Value        Next $3.0           0.525%                    Income - 0.558%
RiverSource Diversified Equity Income          Next $1.5           0.500%
                                               Next $2.5           0.485%
                                               Next $5.0           0.470%
                                               Next $5.0           0.450%
                                               Next $4.0           0.425%
                                               Next $26.0          0.400%
                                               Over $50.0          0.375%
---------------------------------------------------------------------------------------------------------------------------


                                                                                  RiverSource Disciplined International
RiverSource Disciplined International          First $0.25         0.800%                    Equity - 0.788%
  Equity                                       Next $0.25          0.775%           Threadneedle Asia Pacific - 0.800%
Threadneedle Asia Pacific                      Next $0.25          0.750%         Threadneedle European Equity - 0.800%
Threadneedle European Equity                   Next $0.25          0.725%          Threadneedle Global Equity - 0.788%
Threadneedle Global Equity                     Next $1.0           0.700%       Threadneedle Global Equity Income - 0.800%
                                                                                        Threadneedle International
Threadneedle Global Equity Income              Next $5.5           0.675%                  Opportunity - 0.790%
Threadneedle International Opportunity         Next $2.5           0.660%
                                               Next $5.0           0.645%
                                               Next $5.0           0.635%
                                               Next $4.0           0.610%
                                               Next $26.0          0.600%
                                               Over $50.0          0.570%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 96

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid          First $1.0          0.700%                         0.700%
  Cap Equity                                   Next $1.0           0.675%
RiverSource Mid Cap Growth                     Next $1.0           0.650%
                                               Next $3.0           0.625%
                                               Next $1.5           0.600%
                                               Next $2.5           0.575%
                                               Next $5.0           0.550%
                                               Next $9.0           0.525%
                                               Next $26.0          0.500%
                                               Over $50.0          0.475%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Disciplined Small Cap Value        First $0.25         0.850%                         0.850%
                                               Next $0.25          0.825%
                                               Next $0.25          0.800%
                                               Next $0.25          0.775%
                                               Next $1.0           0.750%
                                               Over $2.0           0.725%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Diversified Bond                   First $1.0          0.480%         RiverSource Diversified Bond - 0.442%
RiverSource Limited Duration Bond              Next $1.0           0.455%       RiverSource Limited Duration Bond - 0.480%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.360%
                                               Next $5.0           0.350%
                                               Next $5.0           0.340%
                                               Next $4.0           0.330%
                                               Next $26.0          0.310%
                                               Over $50.0          0.290%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Dividend Opportunity               First $0.50         0.610%                         0.595%
                                               Next $0.50          0.585%
                                               Next $1.0           0.560%
                                               Next $1.0           0.535%
                                               Next $3.0           0.510%
                                               Next $4.0           0.480%
                                               Next $5.0           0.470%
                                               Next $5.0           0.450%
                                               Next $4.0           0.425%
                                               Next $26.0          0.400%
                                               Over $50.0          0.375%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Emerging Markets Bond              First $0.25         0.720%       RiverSource Emerging Markets Bond - 0.719%
RiverSource Global Bond                        Next $0.25          0.695%            RiverSource Global Bond - 0.699%
                                               Next $0.25          0.670%
                                               Next $0.25          0.645%
                                               Next $6.5           0.620%
                                               Next $2.5           0.605%
                                               Next $5.0           0.590%
                                               Next $5.0           0.580%
                                               Next $4.0           0.560%
                                               Next $26.0          0.540%
                                               Over $50.0          0.520%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 97

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value                       First $0.50         0.530%                         0.521%
                                               Next $0.50          0.505%
                                               Next $1.0           0.480%
                                               Next $1.0           0.455%
                                               Next $3.0           0.430%
                                               Over $6.0           0.400%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Floating Rate                      First $1.0          0.610%                         0.610%
RiverSource Income Opportunities               Next $1.0           0.585%
                                               Next $1.0           0.560%
                                               Next $3.0           0.535%
                                               Next $1.5           0.510%
                                               Next $1.5           0.495%
                                               Next $1.0           0.470%
                                               Next $5.0           0.455%
                                               Next $5.0           0.445%
                                               Next $4.0           0.420%
                                               Next $26.0          0.405%
                                               Over $50.0          0.380%
---------------------------------------------------------------------------------------------------------------------------


RiverSource High Yield Bond                    First $1.0          0.590%                         0.586%
                                               Next $1.0           0.565%
                                               Next $1.0           0.540%
                                               Next $3.0           0.515%
                                               Next $1.5           0.490%
                                               Next $1.5           0.475%
                                               Next $1.0           0.450%
                                               Next $5.0           0.435%
                                               Next $5.0           0.425%
                                               Next $4.0           0.400%
                                               Next $26.0          0.385%
                                               Over $50.0          0.360%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Income Builder Basic Income        N/A                   N/A                           N/A
RiverSource Income Builder Enhanced Income
RiverSource Income Builder Moderate Income
RiverSource Portfolio Builder Aggressive
RiverSource Portfolio Builder Conservative
RiverSource Portfolio Builder Moderate
RiverSource Portfolio Builder Moderate
  Aggressive
RiverSource Portfolio Builder Moderate
  Conservative
RiverSource Portfolio Builder Total Equity
RiverSource Retirement Plus 2010
RiverSource Retirement Plus 2015
RiverSource Retirement Plus 2020
RiverSource Retirement Plus 2025
RiverSource Retirement Plus 2030
RiverSource Retirement Plus 2035
RiverSource Retirement Plus 2040
RiverSource Retirement Plus 2045

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 98

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected                First $1.0          0.440%                         0.440%
  Securities                                   Next $1.0           0.415%
                                               Next $1.0           0.390%
                                               Next $3.0           0.365%
                                               Next $1.5           0.340%
                                               Next $1.5           0.325%
                                               Next $1.0           0.320%
                                               Next $5.0           0.310%
                                               Next $5.0           0.300%
                                               Next $4.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Intermediate Tax-Exempt            First $1.0          0.390%                         0.390%
                                               Next $1.0           0.365%
                                               Next $1.0           0.340%
                                               Next $3.0           0.315%
                                               Next $1.5           0.290%
                                               Next $2.5           0.280%
                                               Next $5.0           0.270%
                                               Next $35.0          0.260%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate(b)      All                 0.915%                         0.915%
---------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real      All                 0.855%                         0.855%
  Estate(c)
---------------------------------------------------------------------------------------------------------------------------


RiverSource Mid Cap Value                      First $1.0          0.700%                         0.686%
                                               Next $1.0           0.675%
                                               Next $1.0           0.650%
                                               Next $3.0           0.625%
                                               Next $1.5           0.600%
                                               Next $2.5           0.575%
                                               Next $5.0           0.550%
                                               Next $9.0           0.525%
                                               Next $26.0          0.500%
                                               Over $50.0          0.475%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners Fundamental               First $0.50         0.730%                         0.728%
  Value                                        Next $0.50          0.705%
                                               Next $1.0           0.680%
                                               Next $1.0           0.655%
                                               Next $3.0           0.630%
                                               Over $6.0           0.600%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners International             First $0.25         1.000%                         0.990%
  Select Growth                                Next $0.25          0.975%
                                               Next $0.25          0.950%
                                               Next $0.25          0.925%
                                               Next $1.0           0.900%
                                               Over $2.0           0.875%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                      Page 99

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Partners International             First $0.25         0.900%                         0.863%
  Select Value                                 Next $0.25          0.875%
                                               Next $0.25          0.850%
                                               Next $0.25          0.825%
                                               Next $1.0           0.800%
                                               Over $2.0           0.775%
---------------------------------------------------------------------------------------------------------------------------

RiverSource Partners International             First $0.25         1.120%                         1.120%
  Small Cap                                    Next $0.25          1.095%
                                               Next $0.25          1.070%
                                               Next $0.25          1.045%
                                               Next $1.0           1.020%
                                               Over $2.0           0.995%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners Small Cap Growth          First $0.25         0.920%                         0.920%
                                               Next $0.25          0.895%
                                               Next $0.25          0.870%
                                               Next $0.25          0.845%
                                               Next $1.0           0.820%
                                               Over $2.0           0.795%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners Small Cap Value           First $0.25         0.970%                         0.965%
                                               Next $0.25          0.945%
                                               Next $0.25          0.920%
                                               Next $0.25          0.895%
                                               Over $1.0           0.870%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Precious Metals and Mining         First $0.25         0.800%                         0.800%
                                               Next $0.25          0.775%
                                               Next $0.25          0.750%
                                               Next $0.25          0.725%
                                               Next $1.0           0.700%
                                               Over $2.0           0.675%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Real Estate                        First $1.0          0.840%                         0.840%
                                               Next $1.0           0.815%
                                               Next $1.0           0.790%
                                               Next $3.0           0.765%
                                               Next $6.0           0.740%
                                               Next $12.0          0.730%
                                               Over $24.0          0.720%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Recovery and Infrastructure        First $1.0          0.650%                         0.650%
                                               Next $1.0           0.600%
                                               Next $4.0           0.550%
                                               Over $6.0           0.500%
---------------------------------------------------------------------------------------------------------------------------


RiverSource S&P 500 Index                      First $1.0          0.220%                         0.220%
                                               Next $1.0           0.210%
                                               Next $1.0           0.200%
                                               Next $4.5           0.190%
                                               Next $2.5           0.180%
                                               Next $5.0           0.170%
                                               Next $9.0           0.160%
                                               Next $26.0          0.140%
                                               Over $50.0          0.120%

---------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 100

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government     First $1.0          0.480%                         0.480%
                                               Next $1.0           0.455%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.340%
                                               Next $5.0           0.325%
                                               Next $5.0           0.315%
                                               Next $4.0           0.290%
                                               Next $26.0          0.275%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Small Company Index                First $0.25         0.360%                         0.357%
                                               Next $0.25          0.350%
                                               Next $0.25          0.340%
                                               Next $0.25          0.330%
                                               Next $6.5           0.320%
                                               Next $7.5           0.300%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.240%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Strategic Allocation               First $1.0          0.570%                         0.564%
                                               Next $1.0           0.545%
                                               Next $1.0           0.520%
                                               Next $3.0           0.495%
                                               Next $1.5           0.470%
                                               Next $2.5           0.450%
                                               Next $5.0           0.430%
                                               Next $9.0           0.410%
                                               Over $24.0          0.390%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Strategic Income Allocation        First $0.25         0.550%                         0.546%
                                               Next $0.25          0.525%
                                               Next $0.25          0.500%
                                               Over $0.75          0.475%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Tax-Exempt Bond                    First $1.0          0.410%                         0.410%
                                               Next $1.0           0.385%
                                               Next $1.0           0.360%
                                               Next $3.0           0.335%
                                               Next $1.5           0.310%
                                               Next $2.5           0.300%
                                               Next $5.0           0.290%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.250%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 101

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income             First $1.0          0.470%                         0.453%
                                               Next $1.0           0.445%
                                               Next $1.0           0.420%
                                               Next $3.0           0.395%
                                               Next $1.5           0.370%
                                               Next $2.5           0.360%
                                               Next $5.0           0.350%
                                               Next $9.0           0.340%
                                               Next $26.0          0.320%
                                               Over $50.0          0.300%
---------------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage           First $1.0          0.480%                         0.480%
                                               Next $1.0           0.455%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.360%
                                               Next $5.0           0.350%
                                               Next $5.0           0.340%
                                               Next $4.0           0.330%
                                               Next $26.0          0.310%
                                               Over $50.0          0.290%
---------------------------------------------------------------------------------------------------------------------------


Seligman California Municipal                  First $0.25         0.410%                         0.410%
  High-Yield(d)                                Next $0.25          0.385%
Seligman California Municipal Quality(d)       Next $0.25          0.360%
Seligman Minnesota Municipal(d)                Next $0.25          0.345%
Seligman New York Municipal(d)                 Next $6.5           0.320%
                                               Next $2.5           0.310%
                                               Next $5.0           0.300%
                                               Next $9.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


Seligman Capital(e)                            First $1.0          0.805%                         0.805%
                                               Next $1.0           0.765%
                                               Over $2.0           0.715%
---------------------------------------------------------------------------------------------------------------------------


Seligman Communications and Information(f)     First $3.0          0.855%                         0.849%
                                               Next $3.0           0.825%
                                               Over $6.0           0.725%
---------------------------------------------------------------------------------------------------------------------------


Seligman Frontier(g)                           First $0.75         0.885%                         0.885%
                                               Over $0.75          0.790%
---------------------------------------------------------------------------------------------------------------------------


Seligman Global Technology(h)                  First $2.0          0.950%                         0.950%
                                               Next $2.0           0.910%
                                               Over $4.0           0.870%
---------------------------------------------------------------------------------------------------------------------------


Seligman Growth(i)                             First $1.0          0.655%                         0.639%
                                               Next $1.0           0.615%
                                               Over $2.0           0.565%
---------------------------------------------------------------------------------------------------------------------------


Seligman Large-Cap Value(j)                    First $0.5          0.755%                         0.755%
                                               Next $0.5           0.660%
                                               Over $1.0           0.565%

---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 102

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

Seligman National Municipal(k)                 First $1.0          0.410%                         0.410%
                                               Next $1.0           0.385%
                                               Next $1.0           0.360%
                                               Next $3.0           0.335%
                                               Next $1.5           0.310%
                                               Next $2.5           0.300%
                                               Next $5.0           0.290%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value(l)                  First $0.5          0.935%                         0.935%
                                               Next $0.5           0.840%
                                               Over $1.0           0.745%
---------------------------------------------------------------------------------------------------------------------------


Seligman TargETFund 2015                       First $0.5          0.455%                         0.455%
Seligman TargETFund 2025                       Next $0.5           0.410%
Seligman TargETFund 2035                       Over $1.0           0.365%
Seligman TargETFund 2045
Seligman TargETFund Core
---------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                  First $0.25         1.100%                         1.086%
                                               Next $0.25          1.080%
                                               Next $0.25          1.060%
                                               Next $0.25          1.040%
                                               Next $1.0           1.020%
                                               Next $5.5           1.000%
                                               Next $2.5           0.985%
                                               Next $5.0           0.970%
                                               Net $5.0            0.960%
                                               Next $4.0           0.935%
                                               Next $26.0          0.920%
                                               Over $50.0          0.900%
---------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha             First $0.25         1.050%                         1.050%
                                               Next $0.25          1.030%
                                               Next $0.50          1.010%
                                               Next $1.0           0.990%
---------------------------------------------------------------------------------------------------------------------------



(a) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.40% of the fund's average daily net assets.

(b) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.98% of the fund's average daily net assets.

(c) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.90% of the fund's average daily net assets.

(d) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.50% of the fund's average daily net assets.

(e) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.85% on the first $1.0 billion of the fund's average daily net assets, 0.80% on the next $1.0 billion and 0.75% thereafter.

(f) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.90% on the first $3.0 billion of the fund's average daily net assets, 0.85% on the next $3.0 billion and 0.75% thereafter.

(g) Prior to June 29, 2009, the investment manager received a fee equal to 0.95% per annum of the fund's average daily net assets on the first $750 million of net assets and 0.85% per annum of the fund's average daily net assets in excess of $750 million.

(h) Prior to June 15, 2009, the investment manager received an annual fee equal to 1.00% of average daily net assets on the first $2 billion of net assets, 0.95% of average daily net assets on the next $2 billion and 0.90% of average daily net assets in excess of $4 billion.

(i) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.70% on the first $1.0 billion of the fund's average daily net assets, 0.65% on the next $1.0 billion and 0.60% thereafter.

(j) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.80% of the fund's average daily net assets.

(k) Prior to Aug. 31, 2009, the investment manager received an annual fee equal to 0.50% of the fund's average daily net assets.

(l) Prior to June 29, 2009, the investment manager received an annual fee equal to 1.00% of the fund's average daily net assets.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees;


Statement of Additional Information - June 29, 2010                     Page 103
organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for RiverSource S&P 500 Index, RiverSource Small Company Index and the Seligman funds, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 14. PIA INDEXES


                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
RiverSource Equity Value                Lipper Large-Cap Value Funds Index       $   (84,713)
----------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining  Lipper Precious Metals Funds Index             5,214
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity    Russell 3000 Index                           (16,065)
----------------------------------------------------------------------------------------------

RiverSource Recovery and
  Infrastructure                        S&P 500 Index                                    N/A(a)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value  Lipper Large-Cap Core Funds Index           (190,097)
----------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value    Lipper Small-Cap Value Funds Index          (238,798)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity        Lipper Equity Income Funds Index            (350,345)
----------------------------------------------------------------------------------------------
RiverSource Real Estate                 Lipper Real Estate Funds Index               (54,067)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
RiverSource Disciplined Equity          Lipper Large-Cap Core Funds Index         (2,025,724)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid
  Cap Equity                            Lipper Mid-Cap Core Funds Index              (47,237)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap
  Value                                 Lipper Small-Cap Value Funds Index             2,491
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Balanced                    Lipper Balanced Funds Index                 (474,081)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Growth                                Lipper Large-Cap Growth Funds Index           (9,448)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Value                                 Lipper Large-Cap Value Funds Index           (33,219)
----------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income   Lipper Equity Income Funds Index          (5,590,723)
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Value               Lipper Mid-Cap Value Funds Index          (2,112,990)
----------------------------------------------------------------------------------------------
                                        Lipper Flexible Portfolio Funds
RiverSource Strategic Allocation        Index                                       (556,345)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
RiverSource Disciplined International   Lipper International Large-Cap Core
  Equity                                Funds Index                                 (629,082)
----------------------------------------------------------------------------------------------
RiverSource Partners International      Lipper International Multi-Cap
  Select Growth                         Growth Funds Index                          (267,871)
----------------------------------------------------------------------------------------------
RiverSource Partners International      Lipper International Multi-Cap Value
  Select Value                          Funds Index                               (1,510,778)
----------------------------------------------------------------------------------------------
RiverSource Partners International      Lipper International Small-Cap Funds
  Small Cap                             Index                                        (48,195)
----------------------------------------------------------------------------------------------
                                        MSCI All Country Asia Pacific Ex-
Threadneedle Asia Pacific               Japan Index                                      N/A(b)
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds Index          (54,050)
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds Index                   97,462
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds Index                   (446,000)
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income       MSCI All Country World Index                  10,034
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha      MSCI All Country World Index                     N/A(c)
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds Index                                  286,033
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth              Lipper Mid-Cap Growth Funds Index            469,963
----------------------------------------------------------------------------------------------





   (a) The first performance incentive adjustment will be made on March 1, 2011. See section titled "Transaction Period" below.


   (b) The first performance incentive adjustment will be made Feb. 1, 2010. See section titled "Transition Period" below.




Statement of Additional Information - June 29, 2010                     Page 104

   (c) The first performance incentive adjustment will be made on Aug. 1, 2010. See section titled "Transition Period" below.


FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT RIVERSOURCE 120/20 CONTRARIAN EQUITY, RIVERSOURCE RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point   3.00% or        8 basis points
               times the performance difference      more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points                       N/A
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive


Statement of Additional Information - June 29, 2010                     Page 105
adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA Index, a fund's performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

FOR RIVERSOURCE 120/20 CONTRARIAN EQUITY, RIVERSOURCE RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                                                             RIVERSOURCE 120/20 CONTRARIAN EQUITY
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE                 THREADNEEDLE GLOBAL EXTENDED ALPHA
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 1.00%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              1.00% - 6.00%   10 basis points times the
               performance difference over 0.50%,                    performance difference over 1.00%,
               times 100 (maximum of 3 basis                         times 100 (maximum 50 basis points
               points if a 1% performance                            if a 6% performance difference)
               difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   6.00% or        50 basis points
               times the performance difference      more
               over 1.00%, times 100 (maximum 6
               basis points if a 2% performance
               difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   N/A
               times the performance difference
               over 2.00%, times 100 (maximum 10
               basis points if a 4% performance
               difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point   N/A
               times the performance difference
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points                       N/A
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for 120/20 Contrarian Equity is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the investment manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.



Statement of Additional Information - June 29, 2010                     Page 106

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change the PIA Index, a fund's performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES


------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
FUND                      2010               2009              2008              2010              2009              2008
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Income
  Builder Basic
  Income                      N/A                N/A               N/A       $   101,055       $   139,640       $   103,636(a)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Income
  Builder
  Enhanced
  Income                      N/A                N/A               N/A           112,467           118,255           134,546(a)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Income
  Builder
  Moderate
  Income                      N/A                N/A               N/A           109,874           175,842           129,062(a)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Portfolio
  Builder
  Aggressive                  N/A                N/A               N/A           107,162           199,501           168,942
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Portfolio
  Builder
  Conservative                N/A                N/A               N/A           151,416           146,492            96,147
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder
  Moderate                    N/A                N/A               N/A           272,479           278,861           247,980
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder
  Moderate
  Aggressive                  N/A                N/A               N/A           290,338           299,503           247,472
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder
  Moderate
  Conservative                N/A                N/A               N/A           164,289           170,774           117,533
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Portfolio
  Builder Total
  Equity                      N/A                N/A               N/A            28,299           149,589           173,675
------------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P
  500 Index           $   255,644        $   371,178       $   579,548           (29,594)         (194,370)         (254,777)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Small Company
  Index                 1,306,919          1,990,095         3,292,392        (1,051,278)       (1,171,627)       (1,007,306)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Equity Value          3,406,527          4,340,117         6,797,853           309,679           343,552           413,170
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Precious
  Metals and
  Mining                1,112,166            824,176           956,280           144,675           242,615           175,405

------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 107

------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
FUND                      2010               2009              2008              2010              2009              2008
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  120/20
  Contrarian
  Equity              $   360,835        $   368,969       $   159,311(b)    $    31,738       $    34,475       $    21,297(b)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Recovery and
  Infrastruc-
  ture                  2,163,593             45,652(c)            N/A           232,888            18,717(c)            N/A
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Retirement
  Plus 2010                   N/A                N/A               N/A            (2,671)           (4,254)               41
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Retirement
  Plus 2015                   N/A                N/A               N/A            (7,079)           (7,894)              310
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2020                   N/A                N/A               N/A            (7,779)           (9,956)              745
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2025                   N/A                N/A               N/A           (11,346)          (12,026)              332
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2030                   N/A                N/A               N/A            (9,157)           (9,748)              431
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2035                   N/A                N/A               N/A            (8,136)           (7,948)              487
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Retirement
  Plus 2040                   N/A                N/A               N/A            (7,439)           (6,946)             (796)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Retirement
  Plus 2045                   N/A                N/A               N/A            (7,533)           (6,418)           (2,131)
------------------------------------------------------------------------------------------------------------------------------------
                          2009               2008              2007              2009              2008              2007
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  High Yield
  Bond                  6,353,707          9,610,810        11,401,845          (748,008)          665,785           481,606
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  Fundamental
  Value                 4,416,792          7,668,633         7,530,722          (939,055)         (213,176)         (215,041)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  Small Cap
  Value                 3,098,591          6,511,571         9,159,989          (963,886)         (972,781)         (878,605)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Short
  Duration U.S.
  Government            3,665,529          3,816,196         4,419,003          (610,585)         (771,512)       (1,025,939)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  U.S.
  Government
  Mortgage              1,731,277          1,958,404         1,348,887          (327,855)         (389,262)         (438,473)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Dividend
  Opportunity           6,381,215         12,015,660        10,678,661          (502,682)          626,341           540,349
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Real Estate           1,227,857          1,667,040         2,299,121           (18,514)          138,649           207,925
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Cash
  Management           12,658,313         15,026,220        12,713,351        (1,868,463)        1,290,897           859,062
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Equity                9,909,438         17,556,244        14,110,274           268,796           726,080          (202,920)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Small and Mid
  Cap Equity              853,191            365,578           273,481           143,015           125,645            91,799
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Small Cap
  Value                   363,926            286,759           206,071            47,195            33,868            37,535
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Floating Rate         2,210,544          3,509,190         3,332,472           (61,933)          293,676           151,486
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Income
  Opportunities         1,913,521          1,767,885         2,116,555           291,601           196,944           187,627
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Inflation
  Protected
  Securities            3,322,371          2,554,103         1,313,892          (115,062)         (238,396)         (126,032)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Limited
  Duration Bond           844,435            792,200           726,809           (68,816)          (78,320)          (73,339)
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  California
  Tax-Exempt              663,711            715,946           717,999            73,054            44,499            20,854
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Diversified
  Bond                 15,648,683         14,772,880        12,770,016        (2,314,025)         (461,298)       (1,129,485)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Minnesota
  Tax-Exempt            1,230,393          1,246,083         1,351,439           196,213           506,328           676,782
------------------------------------------------------------------------------------------------------------------------------------
RiverSource New
  York Tax-
  Exempt                  220,172            242,807           279,438             9,792            75,790           134,099
------------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                     Page 108

------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                          2009               2008              2007              2009              2008              2007
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------
RiverSource
  Balanced            $ 2,483,462        $ 3,977,541       $ 6,315,077       $   346,693       $   437,940       $   368,447
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Disciplined
  Large Cap
  Growth                2,033,555            905,956           114,048(d)        214,462           195,661            54,709(d)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Disciplined
  Large Cap
  Value                   661,677              6,618(e)            N/A           168,055             2,877(e)            N/A
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Diversified
  Equity Income        17,053,076         44,177,652        42,530,087         1,037,819         1,905,627         1,561,033
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid
  Cap Value             9,896,881         18,813,340        15,908,732           776,726           992,201           826,273
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Strategic
  Allocation            6,604,411         10,108,947        11,025,000           585,299         1,047,907           921,198
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Strategic
  Income
  Allocation            1,081,850            904,660           168,875(d)        246,334           294,099            76,656(d)
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  California
  Municipal
  High-Yield              164,150            173,288           174,700            32,933            53,665            32,890
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  California
  Municipal
  Quality                 192,624            196,281           214,476            60,833            90,615            72,092
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  Minnesota
  Municipal               324,501            351,237           375,995            68,180            99,131            88,809
------------------------------------------------------------------------------------------------------------------------------------
Seligman New
  York
  Municipal               352,211            332,574           342,695            75,556            88,770            71,419
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  National
  Municipal             1,147,080            304,747           327,359            62,006           106,685            95,664
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2015                    121,554            207,083           184,907           (54,705)           (4,193)            7,243
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2025                    136,473            210,264           157,846           (68,782)          (13,470)             (551)
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2035                     35,438             32,294             6,852           (18,456)           (5,254)          (15,347)
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  2045                     19,710             22,283             4,354           (12,505)           (3,570)           (4,094)
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  TargETFund
  Core                    272,984            457,038           382,979          (119,771)          (10,950)           17,561
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Absolute
  Return
  Currency and
  Income                4,698,565          4,188,137           887,341           205,127           313,877           103,119
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Disciplined
  International
  Equity                2,174,525          5,209,129         2,161,563           252,387           512,793           358,005
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Emerging
  Markets Bond          1,320,292          1,182,004           706,943            82,201           172,124           120,044
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Global Bond           3,551,274          5,074,934         3,438,893           (33,836)          165,694           (17,529)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  International
  Select Growth         3,240,723          5,965,413         6,048,963          (660,493)          334,550           672,542
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  International
  Select Value          5,749,639         13,239,202        20,067,871           511,602         1,054,830         1,286,758
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  International
  Small Cap               496,177          1,057,146         1,270,558           (45,193)           63,912           208,621
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  Frontier                321,582            579,499           766,116           (20,898)          200,110           250,909
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global
  Technology            2,551,543          3,571,473         3,876,481           386,252           680,094           707,762
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Asia Pacific             78,072(f)             N/A               N/A            21,500(f)            N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Emerging
  Markets               3,791,476          7,352,591         7,106,815           524,327         1,138,897         1,190,259
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  European
  Equity                  600,499            980,629           952,484           (31,736)          223,792           199,237
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Global Equity         2,918,784          5,825,153         6,075,014           350,276           554,139           577,463
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Global Equity
  Income                  177,834             15,723(g)            N/A            25,200             2,989(g)            N/A
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  Global
  Extended
  Alpha                    64,424             16,485(g)            N/A             4,234             1,122(g)            N/A
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  International
  Opportunity           3,074,518          4,661,800         4,923,040           283,182           486,074           545,663

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 109

------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                          2009               2008              2007              2009              2008              2007
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Intermediate
  Tax-Exempt          $   339,947        $   291,762       $   321,011       $     8,313       $     2,588       $    (4,565)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid
  Cap Growth            4,488,355          4,726,590         6,373,531           281,069           437,496           241,412
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Tax-Exempt
  Bond                  2,699,258          2,764,541         3,157,092            48,345           506,736            (8,650)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Tax-Exempt
  High Income          10,226,940         11,447,732        13,006,578        (1,338,742)        2,984,232          (847,490)
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Government
  Money Market            518,174            893,335           776,197        (1,105,030)            6,551           300,969
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  LaSalle
  Global Real
  Estate                  114,310            243,213           297,971            (8,058)          221,303          (104,511)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  LaSalle
  Monthly
  Dividend Real
  Estate                  208,539            460,038           827,966          (107,139)          177,277           (30,072)
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  Capital               1,731,065          2,912,130         3,982,898           370,916           386,885           427,027
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  Communica-
  tions and
  Information          25,152,110         28,854,808        34,908,273         1,991,333         2,540,656         2,783,442
------------------------------------------------------------------------------------------------------------------------------------
Seligman Growth         4,254,428          2,534,267         3,101,571            85,442           387,623           404,127
------------------------------------------------------------------------------------------------------------------------------------
Seligman Large-
  Cap Value             1,486,938          1,732,331         2,163,189           292,721           282,371           293,338
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  Smaller-Cap
  Value                 1,687,329          2,048,229         3,132,296          (186,016)          295,691           337,798
------------------------------------------------------------------------------------------------------------------------------------



   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
   (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
   (c) For the fiscal period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.



   (d) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


   (e) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.


   (f) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.


   (g) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


MANAGER OF MANAGERS EXEMPTION
The funds have received an order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For all Seligman funds and for RiverSource California Tax-Exempt, RiverSource Cash Management, RiverSource Diversified Bond, RiverSource Global Bond, RiverSource High Yield Bond, RiverSource Intermediate Tax-Exempt, RiverSource Minnesota Tax-Exempt, RiverSource New York Tax-Exempt, RiverSource Short Duration U.S. Government, RiverSource Tax-Exempt Bond, RiverSource Tax-Exempt High Income and RiverSource U.S. Government Mortgage funds: if the fund was to seek to rely on the order, holders of a majority of the fund's outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 17.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.



Statement of Additional Information - June 29, 2010                     Page 110

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Fundamental Value          LP (Davis)(a), (b)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Barrow, Hanley, Mewhinney &                        D      1.00% on the first $10 million,
Small Cap Value            Strauss (BHMS)(a)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(a)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Metropolitan West Capital Management, LLC          E      0.50% on all assets
                           (MetWest Capital)
                           (effective April 24, 2006)
                           ------------------------------------------------------------------------------------------------------

                           Turner Investment Partners, Inc. (Turner)         N/A     0.50% on the first $50 million, reducing to
                           (effective Feb. 19, 2010)                                 0.35% as assets increase.(a)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Columbia Wanger Asset Management L.P.              F      0.70% on the first $150 million, reducing to
International Select       (Columbia WAM)(a),(d)                                     0.50% as assets increase
Growth                     (effective Sept. 5, 2001)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
International Select       (AllianceBernstein)                                       0.30% as assets increase
Value                      (effective Sept. 17, 2001)
                           ------------------------------------------------------------------------------------------------------

                           Mondrian Investment Partners Limited              N/A     0.70% on all assets
                           (Mondrian)
                           (effective August 18, 2008)
                           ------------------------------------------------------------------------------------------------------

                           Tradewinds Global Investors, LLC                  N/A     0.50% on the first $250 million, reducing to
                           (Tradewinds)                                              0.40 as assets increase
                           (effective August 18, 2008)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Columbia WAM(a),(d)                                F      0.70% on the first $150 million, reducing to
International Small Cap    (effective Aug. 10, 2009)                                 0.50% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific  Threadneedle International Limited(b)              G      0.50% on the first $250 million, reducing to
                           (Threadneedle)                                            0.40% as assets increase, and subject to a
                           (effective July 15, 2009)                                 performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging      Threadneedle(b)                                    G      0.45% of the first $150 million, reducing to
Markets                    (effective July 9, 2004)                                  0.30% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 111

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle European      Threadneedle(b)                                    G      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    G      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    G      0.45% of the first $250 million, reducing to
Equity Income              (effective Aug. 1, 2008)                                  0.35% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    G      0.70% of the first $250 million, reducing to
Extended Alpha             (effective Aug. 1, 2008)                                  0.60% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle               Threadneedle(b)                                    G      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle        LaSalle Investment Management (Securities),        B      0.30% on the first $37 million, 0.65% on the
Global Real Estate         L.P. (LaSalle Securities U.S.)                            next $43 million, and 0.49% thereafter.
                           (since inception)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle        LaSalle Securities U.S.                            B      0.30% on the first $58 million, 0.65% on the
Monthly Dividend Real      (since inception)                                         next $42 million, and 0.45% thereafter.
Estate
---------------------------------------------------------------------------------------------------------------------------------



    (a) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

    (b) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the publicly issued securities of the investment manager's parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect, wholly-owned subsidiary of Ameriprise Financial.

    (c) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
        14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to the following amount of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement: 50% for Threadneedle Emerging Markets, Threadneedle European Equity, Threadneedle Global Equity and Threadneedle International Opportunity; 100% for Threadneedle Global Equity Income and Threadneedle Global Extended Alpha. The performance incentive adjustment was effective Dec. 1, 2004.

    (d) On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC, including Columbia WAM, from Bank of America (the "Columbia Transaction"). As a result of the Columbia Transaction, Columbia WAM is an indirect, wholly-owned subsidiary of Ameriprise Financial.

A - Federated MDTA LLC is an indirect, wholly-owned subsidiary of Federated Investors, Inc.

B - LaSalle Investment Management (Securities), L.P. is an affiliate of Jones Lang LaSalle Incorporated.

C -     Systematic is an affiliate of Affiliated Managers Group.

D -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

E - Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.

F - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

G -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.



Statement of Additional Information - June 29, 2010                     Page 112

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES

                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------------
FUND                                             SUBADVISER                     2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental  Davis                                      $2,020,698   $3,220,929   $3,673,544
Value
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap    BHMS                                          437,027      865,372      970,241
Value
                                  -------------------------------------------------------------------------------------
                                  Donald Smith                                  497,789      984,692    1,180,183
                                  -------------------------------------------------------------------------------------

                                  MetWest Capital                               466,432      955,503    1,769,553
                                  -------------------------------------------------------------------------------------

                                  Turner(a)                                         N/A          N/A          N/A
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Franklin Portfolio          22,583      964,510    1,198,029
                                  Associates
                                  (from March 2004 to June 6, 2008)
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Goldman Sachs Asset            N/A          N/A       38,601(b)
                                  Management, L.P. (from Aug. 2002 to
                                  April 24, 2006)
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Federated MDTA, LLC        443,715          N/A(a)       N/A
                                  (from June 6, 2008 to Feb. 19, 2010)
-----------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners              Columbia WAM                                  956,567    1,557,963    1,568,158
International Select Growth
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Principal Global           866,239    1,849,485    1,760,150
                                  Investors, LLC
                                  (from April 24, 2006 to May 6, 2010)
-----------------------------------------------------------------------------------------------------------------------


RiverSource Partners              AllianceBernstein                           2,170,338    6,268,208    7,962,307
International
Select Value
                                  -------------------------------------------------------------------------------------
                                  Mondrian                                      714,196       77,048(c)       N/A

                                  -------------------------------------------------------------------------------------

                                  Tradewinds                                  1,116,798      129,124(c)       N/A
-----------------------------------------------------------------------------------------------------------------------


RiverSource Partners              Columbia WAM                                   41,203(d)       N/A          N/A
International Small Cap
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Batterymarch               188,913      386,194      439,593
                                  Financial Management, Inc. (from April
                                  24, 2006 to April 30, 2010)

                                  -------------------------------------------------------------------------------------

                                  Former subadviser: AIG Global Investment      127,498(e)   355,245      425,696
                                  Corp. (from April 24, 2006 to Aug. 7,
                                  2009)

-----------------------------------------------------------------------------------------------------------------------

Threadneedle Asia Pacific         Threadneedle                                   42,462(f)       N/A          N/A

-----------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets     Threadneedle                                1,469,749    2,801,637    2,728,720

-----------------------------------------------------------------------------------------------------------------------


Threadneedle European Equity      Threadneedle                                  260,772      443,279      406,594

-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                1,168,151    2,269,177    2,408,387

-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                  104,654        9,057(g)       N/A
Income

-----------------------------------------------------------------------------------------------------------------------


Threadneedle Global Extended      Threadneedle                                   43,117       11,750(g)       N/A
Alpha

-----------------------------------------------------------------------------------------------------------------------


Threadneedle International        Threadneedle                                1,254,178    1,907,215    1,895,712
Opportunity

-----------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------


RiverSource LaSalle Global Real   LaSalle Securities U.S.                    $   36,482      121,606      148,985
Estate
-----------------------------------------------------------------------------------------------------------------------


RiverSource LaSalle Monthly       LaSalle Securities U.S.                        71,093      230,019      413,983
Dividend Real Estate
-----------------------------------------------------------------------------------------------------------------------



(a) The subadviser did not begin managing the fund until after the fund's fiscal year end.



Statement of Additional Information - June 29, 2010                     Page 113

(b)    Payments made to subadviser in accordance with termination agreement.
(c)    For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.
(d)    For the fiscal period from Aug. 10, 2009 to Oct. 31, 2009.
(e)    For the fiscal period from Nov. 1, 2008 to Aug. 7, 2009.
(f)    For the fiscal period from July 15, 2009 to Oct. 31, 2009.
(g)    For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Colin Lundgren       16 RICs              $1.34 billion   None                 None
Income Builder                        16 other accounts    $271.73 million                                       (6)        (18)
Basic Income
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(j)  1 RIC                $341.48 million None                 None
                                      2 other accounts     $0.08 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Colin Lundgren       16 RICs              $1.38 billion   None                 None
Income Builder                        16 other accounts    $271.73 million                                       (6)        (18)
Enhanced Income
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(j)  1 RIC                $341.48 million None                 None
                                      2 other accounts     $0.08 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Colin Lundgren       16 RICs              $1.18 billion   None                 $100,001 -
Income Builder                        16 other accounts    $271.73 million                      $500,000         (6)        (18)
Moderate Income
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(j)  1 RIC                $341.48 million None                 None
                                      2 other accounts     $0.08 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder
Aggressive
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(k)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder
Conservative
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(k)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million

------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 114

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder Moderate
Aggressive
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(k)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene(b)   5 RICs               $3.56 billion   None                 $10,001 -
Portfolio                             7 other accounts     $1.36 million                        $50,000          (1)        (19)
Builder Moderate
Conservative
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.56 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(k)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder Moderate
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(k)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder Total
Equity
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(k)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million

------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 115

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P  Cheryl               4 RICs               $6.5 billion    None                 None
500 Index        D'Hollander(k)       1 PIV                $120.0 million
                                      12 other accounts    $3.8 billion                                          (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Alfred F. Alley      4 RICs               $6.5 billion    None                 None
                 III(k)               3 PIVs               $175.0 million
                                      19 other accounts    $4.0 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Cheryl               4 RICs               $6.5 billion    None                 None
Small Company    D'Hollander(k)       1 PIV                $120.0 million
Index                                 12 other accounts    $3.8 billion                                          (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Alfred F. Alley      4 RICs               $6.5 billion    None                 None
                 III(k)               3 PIVs               $175.0 million
                                      19 other accounts    $4.0 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value     Steve Schroll        12 RICs              $14.61 billion  8 RICs ($14.05 B)    $50,001 -
                                      2 PIVs               $69.61 million                       $100,000         (2)        (20)
                                      18 other accounts(d) $538.36 million
                 --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $14.61 billion  8 RICs ($14.05 B)    $100,001 -
                                      2 PIVs               $69.61 million                       $500,000
                                      17 other accounts(d) $538.66 million
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $14.61 billion  8 RICs ($14.05 B)    $50,001 -
                                      2 PIVs               $69.61 million                       $100,000
                                      21 other accounts(d) $543.80 million
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals  Michael E. Hoover(k) 1 RIC                $689.7 million  None                 None             (3)        (32)
and Mining                            3 PIVs               $689.7 million
                                      3 other accounts     $0.74 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Steve Schroll        12 RICs              $14.76 billion  8 RICs ($14.2 B)     $10,001-
120/20                                2 PIVs               $70.44 million                       $50,000          (2)        (20)
Contrarian                            18 other accounts(d) $539.06 million
Equity           --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $14.76 billion  8 RICs ($14.2 B)     $500,001-
                                      2 PIVs               $70.44 million                       $1,000,000
                                      17 other accounts(d) $539.57 million
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $14.76 billion  8 RICs ($14.2 B)     $100,001-
                                      2 PIVs               $70.44 million                       $500,000
                                      21 other accounts(d) $544.59 million
------------------------------------------------------------------------------------------------------------------------------------
Riversource      Warren Spitz         None                 None            None                 Over             (2)        (20)
Recovery and                                                                                    $1,000,000
Infrastructure
------------------------------------------------------------------------------------------------------------------------------------
Riversource      Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(l)       8 other accounts     $1.50 million                                         (1)        (19)
2010
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 116

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Riversource      Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(l)       8 other accounts     $1.50 million                                         (1)        (19)
2015
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 $1- $10,000
                                      7 other accounts     $1.13 million
------------------------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------
Riversource      Kent M.              8 other accounts     $1.50 million   None                 None             (1)        (19)
Retirement Plus  Bergene(b),(l)
2020
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Riversource      Kent M.              6 RICs               $4.13 billion   None                 None             (1)        (19)
Retirement Plus  Bergene(b),(l)       8 other accounts     $1.50 million
2025
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Riversource      Kent M.              6 RICs               $4.13 billion   None                 None             (1)        (19)
Retirement Plus  Bergene(b),(l)       8 other accounts     $1.50 million
2030
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 117

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Riversource      Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(l)       8 other accounts     $1.50 million                                         (1)        (19)
2035
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Riversource      Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(l)       8 other accounts     $1.50 million                                         (1)        (19)
2040
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Riversource      Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(l)       8 other accounts     $1.50 million                                         (1)        (19)
2045
                 --------------------------------------------------------------------------------------------
                 David M. Joy(l)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(l)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(l)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(l)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(l)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource High Jennifer Ponce de    4 RICs               $5.49 billion   None                 None             (2)        (23)
Yield Bond       Leon(l)              1 PIV                $9.56 million
                                      28 other accounts    $4.89 billion
                 --------------------------------------------------------------------------------------------
                 Brian Lavin(l)       2 RICs               $2.92 billion   None                 None
                                      1 PIV                $9.56 million
                                      4 other accounts     $1.78 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      DAVIS:
Partners         Christopher C. Davis 29 RICs              $49.0 billion
Fundamental                           12 PIVs              $799.0 million
Value                                 122 other            $7.5 billion    None                 None(f)          (9)        (25)
                                      accounts(e)
                 ---------------------------------------------------------
                 Kenneth C. Feinberg  27 RICs              $49.0 billion
                                      11 PIVs              $732.0 million
                                      113 other            $6.8 billion
                                      accounts(e)

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 118

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      DONALD SMITH:
Partners Small   Donald G. Smith      1 RIC                $609 million    1 RIC ($609M)
Cap Value
                 --------------------
                 Richard L. Greenberg 1 PIV                $97 million                          None             (10)       (26)
                                      30 other accounts    $1,751 million
                 -------------------------------------------------------------------------------------------------------------------
                 BHMS:
                 James S. McClure     4 RIC                $484.1 million  None
                 --------------------
                 John P. Harloe       1 PIV                $3.5 million                         None             (12)       (27)
                                      15 other accounts    $458.1 million
                 -------------------------------------------------------------------------------------------------------------------
                 METWEST:
                 Samir Sikka          4 RICs               $347.8 million  None
                                      3 PIVs               $61.2 million                        None             (13)       (28)
                                      9 other accounts     $54.4 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER:
                 David Kovacs(j)      4 RICs               $281.0 million  1 PIV ($1 M)
                                      9 PIVs               $91.0 million
                                      7 other accounts     $242.0 million                       None             (5)        (21)
                 ------------------------------------------------------------------------------
                 Jennifer C. Boden(j) 5 RICs               $304.0 million  2 PIVs ($9 M)
                                      11 PIVs              $100.0 million
                                      7 other accounts     $242.0 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Colin Lundgren(j)    17 RICs              $1.59 billion   None                 None
Short Duration                        15 other accounts    $203.49 million                                       (2)        (23)
U.S. Government
                 --------------------------------------------------------------------------------------------
                 Jason J. Callan(j)   1 RIC                $191.95 million None                 None
                                      3 other accounts     $0.34 million
                 --------------------------------------------------------------------------------------------
                 Tom Heuer(j)         2 other accounts     $0.42 million   None                 None
------------------------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Colin Lundgren(j)    17 RICs              $1.59 billion   None                 None
Government                            15 other accounts    $203.49 million                                       (2)        (23)
Mortgage
                 --------------------------------------------------------------------------------------------
                 Jason J. Callan(j)   1 RIC                $191.95 million None                 None
                                      3 other accounts     $0.34 million
                 --------------------------------------------------------------------------------------------
                 Tom Heuer(j)         2 other accounts     $0.42 million   None                 None

------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Steve Schroll                                                                  $50,000 -
Dividend                              15 RICs              $11.68 billion  8 RICs ($11.1 B)     $100,000
Opportunity
                 --------------------                                                           -------------
                 Laton Spahr          2 PIVs               $40.6 million                        $100,001 -
                                      10 other accounts    $427.1                               $500,000
                                                           million(d)
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $10,001 -        (2)        (20)
                                                                                                $50,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Arthur J. Hurley(k)  1 RICs               $330.0 million  None                 None             (3)        (32)
Estate                                8 other accounts     $0.75 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 119

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. Condon(k)   3 RICs               $594.0 million  1 PIV ($22 M)        None             (3)        (32)
Disciplined                           8 PIVs               $864.0 million
Equity                                40 other accounts    $2.72 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. Condon(k)   3 RICs               $594.0 million  1 PIV ($22 M)        None
Disciplined                           8 PIVs               $864.0 million
Small and Mid                         40 other accounts    $2.72 billion                                         (3)        (32)
Cap Equity
                 --------------------------------------------------------------------------------------------
                 Alfred F. Alley      4 RICs               $6.5 billion    None                 None
                 III(k)               3 PIVs               $175.0 million
                                      19 other accounts    $4.0 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. Condon(k)   3 RICs               $594.0 million  1 PIV ($22 M)        None
Disciplined                           8 PIVs               $864.0 million
Small Cap Value                       40 other accounts    $2.72 billion                                         (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Alfred F. Alley      4 RICs               $6.5 billion    None                 None
                 III(k)               3 PIVs               $175.0 million
                                      19 other accounts    $4.0 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Lynn Hopton          11 PIVs              $4.85 billion   None                 None             (2)        (29)
Floating Rate                         3 other accounts     $430.04 million
                 --------------------                                                           -------------
                 Yvonne Stevens                                                                 None
                 ---------------------------------------------------------                      -------------
                 Steve Staver         None                 None                                 $50,001-
                                                                                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian Lavin          1 RIC                $1.65 billion   None                 $50,001-         (2)        (23)
Income                                1 PIV                $8.21 million                        $100,000
Opportunities                         1 other account      $596.79 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Colin Lundgren(j)    17 RICs              $1.59 billion   None                 None             (3)        (23)
Inflation                             15 other accounts    $203.49 million
Protected
Securities
                 --------------------------------------------------------------------------------------------
                 Visha I Khanduja(j)  3 other accounts     $0.10 million   None                 None
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Tom Murphy           8 RICs               $10.28 billion  3 RICs ($1.39 B)     $50,001-         (2)        (23)
Limited Duration                      2 PIVs               $816.27 million                      $100,000
Bond                                  15 other accounts    $12.23 billion
                 --------------------------------------------------------------------------------------------
                 Timothy J. Doubek    1 other account      $25.37 million  None                 $10,001-
                                                                                                $50,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                           10 RICs              $4.34 billion
California Tax-                       8 other accounts     $6.35 billion
Exempt
----------------                      ------------------------------------

RiverSource      Catherine Stienstra  10 RICs              $4.18 billion   None                 None             (2)        (23)
Minnesota Tax-                        8 other accounts     $6.35 billion
Exempt
----------------                      ------------------------------------

RiverSource New                       10 RICs              $4.45 billion
York Tax-Exempt                       8 other accounts     $6.35 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Tom Murphy           6 RICs               $6.26 billion   3 RICs ($916.13 M)   $10,001 -        (2)        (23)
Diversified Bond                      2 PIVs               $826.67 million                      $50,000
                                      14 other accounts    $12.60 billion
                 --------------------------------------------------------------------------------------------
                 Jennifer Ponce de    4 RICs               $5.49 billion   None                 $10,001 -
                 Leon(l)              1 PIV                $9.56 million                        $50,000
                                      28 other accounts    $4.89 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren(j)    17 RICs              $1.59 billion   None                 $100,001 -
                                      15 other accounts    $203.49 million                      $500,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Steve Schroll        12 RICs              $13.73 billion  8 RICs ($13.23 B)    None             (2)        (20)
Balanced                              2 PIVs               $48.35 million
                                      18 other accounts(d) $2.42 billion
                 --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $13.73 billion  8 RICs ($13.23 B)    $1 - $10,000
                                      2 PIVs               $48.35 million
                                      16 other accounts(d) $2.42 billion
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $13.73 billion  8 RICs ($13.23 B)    None
                                      2 PIVs               $48.35 million
                                      21 other accounts(d) $2.42 billion
                 -------------------------------------------------------------------------------------------------------------------
                 Tom Murphy           6 RICs               $10.40 billion  2 RICs ($729.4 M)    None             (2)        (23)
                                      2 PIVs               $835.61 million
                                      18 other accounts    $15.33 billion
                 --------------------------------------------------------------------------------------------
                 Jennifer Ponce de    4 RICs               $5.49 billion   None                 None
                 Leon(l)              1 PIV                $9.56 million
                                      28 other accounts    $4.89 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren(j)    17 RICs              $1.59 billion   None                 None
                                      15 other accounts    $203.49 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 120

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. Condon(k)   3 RICs               $594.0 million  1 PIV ($22 M)        None             (3)        (32)
Disciplined                           8 PIVs               $864.0 million
Large Cap Growth                      40 other accounts    $2.72 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. Condon(k)   3 RICs               $594.0 million  1 PIV ($22 M)        None             (3)        (32)
Disciplined                           8 PIVs               $864.0 million
Large Cap Value                       40 other accounts    $2.72 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Laton Spahr          12 RICs              $9.59 billion   8 RICs ($9.09 B)     $100,001 -
Diversified                           2 PIVs               $48.35 million                       $500,000
Equity Income                         16 other accounts(d) $2.96 billion
                 ---------------------------------------------------------                      -------------
                 Steve Schroll        12 RICs              $9.59 billion                        $50,001 -        (2)        (20)
                                      2 PIVs               $48.35 million                       $100,000
                                      18 other accounts(d) $2.42 billion
                 ---------------------------------------------------------                      -------------
                 Paul Stocking        12 RICs              $9.59 billion                        $100,001 -
                                      2 PIVs               $48.35 million                       $500,000
                                      21 other accounts(d) $6.91 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid  Laton Spahr          12 RICs              $12.07 billion                       $100,001 -
Cap Value                             2 PIVs               $48.35 million                       $500,000
                                      16 other accounts(d) $2.96 billion
                 ---------------------------------------------------------                      -------------
                 Steve Schroll        12 RICs              $12.07 billion  8 RICs ($11.58 B)    $50,001 -        (2)        (20)
                                      2 PIVs               $48.35 million                       $100,000
                                      18 other accounts(d) $2.42 billion
                 ---------------------------------------------------------                      -------------
                 Paul Stocking        12 RICs              $12.07 billion                       $100,001 -
                                      2 PIVs               $48.35 million                       $500,000
                                      21 other accounts(d) $6.91 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
Strategic                             26 PIVs              $2.4 billion
Allocation                            22 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(k)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
                 -------------------------------------------------------------------------------------------------------------------
                 David M. Joy(j)      6 RICs               $4.07 billion   None                 None             (2)        (19)
                                      6 other accounts     $1.12 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Colin Lundgren       16 RICs              $1.24 billion   None                 None
Strategic Income                      14 other accounts    $1.22 billion
Allocation
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo     2 other accounts     $0.04 million   None                 $1-$10,000       (2)        (23)
                 --------------------------------------------------------------------------------------------
                 Brian Lavin(l)       2 RICs               $2.92 billion   None                 None
                                      1 PIV                $9.56 million
                                      4 other account      $1.78 million
                 -------------------------------------------------------------------------------------------------------------------
                 Laura A.             4 RICs               $2.2 billion    None                 None             (3)        (32)
                 Ostrander(k)
                                      10 other accounts    $1.7 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $4.64 billion   None                 None             (2)        (23)
California                            11 other accounts    $6.76 billion
Municipal High-
Yield
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $4.64 billion   None                 None             (2)        (23)
California                            11 other accounts    $6.76 billion
Municipal
Quality
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $4.61 billion   None                 None             (2)        (23)
Minnesota                             11 other accounts    $6.76 billion
Municipal
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  10 RICs              $3.98 billion   None                 None             (2)        (23)
National                              11 other accounts    $6.76 billion
Municipal
------------------------------------------------------------------------------------------------------------------------------------
Seligman New     Catherine Stienstra  10 RICs              $4.59 billion   None                 None             (2)        (23)
York Municipal                        11 other accounts    $6.76 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (37)
TargETFund 2015                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Gary Terpening       4 RICs               $107.69 million None                 None             (2)        (26)
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (37)
TargETFund 2025                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Gary Terpening       4 RICs               $99.96 million  None                 $100,001 -       (2)        (26)
                                      3 other accounts     $0.40 million                        $500,000
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 121

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (37)
TargETFund 2035                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Gary Terpening       4 RICs               $124.47 million None                 None             (2)        (26)
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (37)
TargETFund 2045                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Gary Terpening       4 RICs               $129.70 million None                 None             (2)        (26)
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John Schonberg       6 RICs               $1.23 billion   2 RICs ($1.12 B)     None             (2)        (37)
TargETFund Core                       2 PIVs               $20.41 million
                                      5 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Gary Terpening       4 RICs               $75.53 million  None                 None             (2)        (26)
                                      3 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Nicholas Pifer       5 RICs               $4.79 billion   None                 $50,001 -        (2)        (23)
Absolute Return                       3 PIVs               $33.59 million                       $100,000
Currency and                          17 other accounts(d) $6.27 billion
Income
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Fred Copper(k)       10 RICs              $1.8 billion    None                 None             (3)        (32)
Disciplined                           4 PIVs               $634.7 million
International                         24 other accounts    $92.4 million
Equity
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Nicholas Pifer       5 RICs               $4.77 billion                        $10,001 -
Emerging Markets                      3 PIVs               $33.59 million  None                 $50,000          (2)        (23)
Bond                                  17 other accounts(d) $6.27 billion
                 ---------------------------------------------------------                      -------------
                 Jim Carlene          4 PIVs               $174.53 million                      $10,001 -
                                      7 other accounts     $966.74 million                      $50,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Nicholas Pifer       5 RICs               $4.51 billion   None                 $50,001 -        (2)        (23)
Global Bond                           3 PIVs               $33.59 million                       $100,000
                                      17 other accounts(d) $6.27 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      COLUMBIA WAM:
Partners
International
Select Growth
                 P. Zachary Egan      2 RICs               $4.10 billion   None                 None             (15)       (31)
                 ---------------------------------------------------------
                 Louis J. Mendes      3 RICs               $5.50 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      ALLIANCEBERNSTEIN:
Partners
International
Select Value
                 Kevin F. Simms       112 RICs             $38.41 billion  3 RICs ($6.56 B);
                 --------------------
                 Henry S. D'Auria     195 PIVs             $19.99 billion  3 PIVs ($839 M);
                 --------------------
                 Sharon E. Fay        33,923 other         $96.14 billion  86 other ($8.82 B)
                                      accounts
                 ------------------------------------------------------------------------------
                 Marilyn G. Fedak     43 RICs              $11.20 billion  1 RIC ($3.64 B);
                                      52 PIVs              $1.43 billion   8 other ($584 M)     None             (16)       (33)
                                      33,271 other         $23.54 billion
                                      accounts
                 ------------------------------------------------------------------------------
                 Giulio Martini       53 RICs              $23.88 billion  2 RICs ($2.92 B);
                                      94 PIVs              $17.06 billion  2 PIVs ($792 M);
                                      548 other accounts   $58.71 billion  62 other ($6.79 B)
                 -------------------------------------------------------------------------------------------------------------------
                 MONDRIAN:
                 Ormala Krishnan      1 RIC                $363.0 million  None                 None             (8)        (34)
                                      1 PIV                $406.0 million
                                      11 other accounts    $1.08 billion
                 -------------------------------------------------------------------------------------------------------------------
                 TRADEWINDS:
                 Peter Boardman       4 RICs               $1.80 billion
                                      9 PIVs               $906.79 million None                 None             (11)       (35)
                                      41,851 other         $11.98 billion
                                      accounts
                 ---------------------------------------------------------
                 Alberto Jimenez      4 RICs               $1.81 billion
                 Crespo               9 PIVs               $906.79 million
                                      41,848 other         $11.85 billion
                                      accounts
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      COLUMBIA WAM:
Partners
International
Small Cap
                 P. Zachary Egan      2 RICs               $4.30 billion   None                 None             (15)       (31)
                 ---------------------------------------------------------
                 Louis Mendes III     3 RICs               $5.60 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman         John K. Schonberg(j) 8 RICs               $1.98 billion   2 RICs ($1.55 B)     None             (2)        (37)
Frontier                              2 PIVs               $27.61 million
                                      6 other accounts     $1.26 million
                 --------------------------------------------------------------------------------------------
                 Sam Murphy(j)        2 RICs               $1.55 billion   2 RICs ($1.55 B)     None
                                      3 other accounts     $0.15 million
                 --------------------------------------------------------------------------------------------
                 Mike Marzolf(j)      2 RICs               $1.55 billion   2 RICs ($1.55 B)     None
                                      3 other accounts     $0.081 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 122

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global  Richard M. Parower   3 RICs               $3.40 billion                        $100,001 -
Technology                            5 PIVs               $904.02 million                      $500,000
                                      6 other accounts     $247.29 million
                 ---------------------------------------------------------                      -------------
                 Paul H. Wick         3 RICs               $3.40 billion                        None
                                      5 PIVs               $904.02 million
                                      5 other accounts     $246.94 million
                 ---------------------------------------------------------                      -------------
                 Reema D. Shah        3 RICs               $3.40 billion   None                 None             (2)        (30)
                                      5 PIVs               $904.02 million
                                      8 other accounts     $253.02 million
                 ---------------------------------------------------------                      -------------
                 Ajay Diwan           3 RICs               $3.40 billion                        None
                                      5 PIVs               $904.02 million
                                      7 other accounts     $249.66 million
                 ---------------------------------------------------------                      -------------
                 Benjamin Lu          1 RIC                $6.11 million                        $0 -
                                      2 PIVs               $41.12 million                       $10,000
                                      1 other account      $0.01 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Asia Pacific
                 Vanessa Donegan      2 PIVs               $2.17 billion   1 other ($156.61 M)  None(g)          (14)       (36)
                                      7 other accounts     $4.16 billion
                 ------------------------------------------------------------------------------
                 Rafael Polatinsky    1 PIV                $201.29 million None
                                      4 other accounts     $20.0 billion
------------------------------------------------------------------------------------------------------------------------------------

Threadneedle     THREADNEEDLE:
Emerging Markets
                 Julian A.S. Thompson 1 RIC                $832.97 million 1 RIC ($832.97 M)                     (14)       (36)
                 --------------------                                      --------------------
                 Jules Mort           4 PIVs               $984.10 million None                 None(g)
                                      2 other accounts     $29.80 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
European Equity
                 Rob Jones            3 PIVs               $169.95 million None
                                      1 other accounts     $39.35 million                       None(g)          (14)       (36)
                 ------------------------------------------------------------------------------
                 Dan Ison             4 PIVs               $211.49 million 1 PIV ($86.38 M)
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity
                 Stephen Thornber     2 RICs               $28.09 million  None
                                      3 PIVs               $779.53 million
                                      3 other accounts     $411.64 million                      None(g)          (14)       (36)
                 ------------------------------------------------------------------------------
                 Andrew Holliman      2 RICs               $7.50 million   1 RIC, 1 PIV
                                      6 PIVs               $1.63 billion   ($16.2 M)
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity
Income
                 Stephen Thornber     2 RICs               $481.64 million 1 RIC ($481.64 M)
                                      3 PIVs               $779.53 million
                                      3 other accounts     $411.64 million                      None(g)          (14)       (36)
                 ------------------------------------------------------------------------------
                 Jeremy Podger        2 RICs               $28.09 million  3 PIVs, 1 other
                                      7 PIV                $144.71 million ($96.2 M)
                                      4 other accounts     $120.63 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Extended
Alpha
                 Andrew Holliman      1 RICs               $481.64 million 1 RIC, 1 PIV
                                      6 PIVs               $1.63 billion   ($16.2 M)
                 ------------------------------------------------------------------------------
                 Jeremy Podger        1 RICs               $28.09 million  3 PIVs, 1 other      None(g)          (14)       (36)
                                      7 PIV                $692.70 million ($96.2 M)
                                      4 other accounts     $120.63 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
International
Opportunity
                 Alex Lyle            1 RIC                $552.78 million 1 RIC ($552.78 M);
                                      16 PIVs              $1.20 million   1 other ($221.18 M)
                                      30 other accounts    $2.17 billion                        None(g)          (14)       (36)
                 ------------------------------------------------------------------------------
                 Esther Perkins       1 RIC                $552.78 million 1 RIC ($552.78 M)
                                      3 other accounts     $264.31 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate     Catherine Stienstra  10 RICs              $4.40 billion   None                 None             (2)        (23)
Tax-Exempt                            11 other accounts    $6.50 billion
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth   John K. Schonberg    7 RICs               $745.93 million
                                      2 PIVs               $15.93 million
                                      6 other accounts     $1.12 million
                 ---------------------------------------------------------
                 Sam Murphy           1 RIC                $364.11 million 1 RIC ($364.11 M)    None             (2)        (37)
                                      3 other accounts     $0.12 million
                 ---------------------------------------------------------
                 Mike Marzolf         1 RIC                $364.11 million
                                      2 other accounts     $0.05 million
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond  Catherine Stienstra  10 RICs              $3.82 billion   None                 None             (2)        (23)
                                      11 other accounts    $6.50 billion
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High  Catherine Stienstra  10 RICs              $2.21 billion   None                 None             (2)        (23)
Income                                11 other accounts    $6.50 billion
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 123

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      LASALLE SECURITIES:
LaSalle Global
Real Estate
                 Stan J. Kraska       2 RICs               $113.0 million  4 other accounts     $10,001-         (17)       (39)
                                                                                                $50,000
                                      14 PIVs              $4.15 billion   ($539 M)
                                      29 other accounts    $2.83 billion
                 ---------------------------------------------------------                      -------------
                 George J. Noon       2 RICs               $113.0 million                       None
                 ---------------------------------------------------------                      -------------
                 Keith R. Pauley      14 PIVs              $4.15 billion                        None
                                      28 other accounts    $2.83 billion
                 --------------------------------------------------------------------------------------------
                 Ernst Jan de Leeuw   1 RIC                $87.0 million   2 other accounts     None
                                      16 PIVs              $4.20 billion   ($426 M)
                                      17 other accounts    $1.31 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      LASALLE SECURITIES:
LaSalle Monthly
Dividend Real
Estate
                 Stan J. Kraska       2 RICs               $101.0 million  4 other accounts     $10,001-         (17)       (39)
                                                                                                $50,000
                                      14 PIVs              $4.15 billion   ($539 M)
                                      29 other accounts    $2.83 billion
                 ---------------------------------------------------------                      -------------
                 George J. Noon       2 RICs               $101.0 million                       None
                 ---------------------------------------------------------                      -------------
                 Keith R. Pauley      14 PIVs              $4.15 billion
                                      28 other accounts    $2.83 billion                        None
------------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Wayne Collette(k)    10 RICs              $2.55 billion   None                 None
                                      1 PIV                $125.4 million
                                      114 other accounts   $216.4 million
                 --------------------------------------------------------------------------------------------
                 George Myers(k)      7 RICs               $2.13 billion   None                 None
                                      1 PIV                $125.4 million
                                      103 other accounts   $138.8 million
                 --------------------------------------------------------------------------------------------
                 Lawrence W. Lin(k)   7 RICs               $2.13 billion   None                 None             (3)        (32)
                                      1 PIV                $125.4 million
                                      108 other accounts   $138.8 million
                 --------------------------------------------------------------------------------------------
                 Brian D. Neigut(k)   7 RICs               $2.13 billion   None                 None
                                      1 PIV                $125.4 million
                                      105 other accounts   $138.6 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Paul Wick            4 RICs               $851.40 million None                 Over
Communications
and Information                       5 PIVs               $1.82 billion                        $1,000,000,0-
                                                                                                00
                                      6 other accounts     $266.43 million                                       (2)        (30)
                 --------------------------------------------------------------------------------------------
                 Ajay Diwan           4 RICs               $851.40 million None                 None
                                      5 PIVs               $1.82 billion
                                      7 other accounts     $262.94 million
                 --------------------------------------------------------------------------------------------
                 Richard Parower      3 RICs               $566.53 million None                 None
                                      5 PIVs               $1.82 billion
                                      8 other accounts     $265.53 million
                 --------------------------------------------------------------------------------------------
                 Reema Shah           3 RICs               $566.53 million None                 None
                                      5 PIVs               $1.82 billion
                                      8 other accounts     $270.30 million
                 --------------------------------------------------------------------------------------------
                 Sangeeth Peruri      1 RIC                $56.04 million  None                 None
                                      3 PIVs               $874.60 million
                                      9 other accounts     $16.67 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman Growth  John Wilson(k)       5 RICs               $1.65 billion   None                 None
                                      1 PIV                $310.0 million
                                      19 other accounts    $350.0 million
                 --------------------------------------------------------------------------------------------
                 Peter Deininger(k)   1 PIV                $315.0 million  None                 None             (3)        (32)
                                      15 other accounts    $275.0 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman Large-  Neil Eigen           6 RICs               $642.93 million 4 RICs ($544.83 M)   None
Cap Value                             2 PIVs               $149.17 million
                                      65 other accounts(d) $2.92 billion                                         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Richard Rosen        6 RICs               $642.93 million 4 RICs ($544.83 M)   None
                                      2 PIVs               $149.17 million
                                      70 other accounts(d) $2.88 billion
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Neil Eigen           6 RICs               $611.66 million 4 RICs ($513.56 M)   None
Smaller-
Cap Value                             2 PIVs               $149.17 million
                                      65 other accounts(d) $2.92 billion                                         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Richard Rosen        6 RICs               $611.66 million 4 RICs ($513.56 M)   $1-$10,000
                                      2 PIVs               $149.17 million
                                      70 other accounts(d) $2.88 billion
------------------------------------------------------------------------------------------------------------------------------------




    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.



Statement of Additional Information - June 29, 2010                     Page 124

(c) Mr. Truscott, who serves as Chairman of the Board for Columbia Management, oversees the portfolio managers who manage other accounts for Columbia Management, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by Columbia Management and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Wrap accounts have been counted at the sponsor level.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

(h) The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.

(i) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.

(j) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Dec. 31, 2009.

(k) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of March 31, 2010.

(l) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2010.

POTENTIAL CONFLICTS OF INTEREST
(1) COLUMBIA MANAGEMENT: Management of funds-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund's allocation among the underlying funds.

        - Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) COLUMBIA MANAGEMENT: Portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, The investment manager monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        The investment manager has a fiduciary responsibility to all of the clients for which it manages accounts. The investment manager seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. The investment manager has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

        For portfolio managers Marzolf and Murphy, their responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(3) COLUMBIA MANAGEMENT: Like other investment professionals with multiple clients, a fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The


Statement of Additional Information - June 29, 2010                     Page 125
        investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager's Code of Ethics and certain limited exceptions, the investment manager's investment professionals do not have the opportunity to invest in client accounts, other than the funds.

        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

        A fund's portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager's portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(4) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV,
        Part II for a description of some of its policies and procedures in this regard.

(5) MDTA: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent


Statement of Additional Information - June 29, 2010                     Page 126
        that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(6) COLUMBIA MANAGEMENT: Management of the Income Builder Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        The investment manager uses quantitative models combined with qualitative factors to determine the funds allocations to the underlying funds. Using these methodologies, a group of the investment manager's investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. The fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the investment manager establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - The investment manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        The investment manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the investment manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(7) AMERICAN CENTURY: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.



Statement of Additional Information - June 29, 2010                     Page 127

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(8) MONDRIAN: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian's own interests or those of its employees and directors:

        Allocation of aggregated trades
        Mondrian may from time to time aggregate trades for a number of its clients.

        Mondrian's policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

        Allocation of investment opportunities
        Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

        Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

        All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

        See also "Side-by-side management of hedge funds" below.

        Allocation of IPO opportunities
        Initial Public Offerings ("IPO's") present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

        Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

        Dealing in investments as principal in connections with the provision of seed capital
        A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

        Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.



Statement of Additional Information - June 29, 2010                     Page 128

        Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

        Directorships and external arrangements
        Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

        Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

        The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual's responsibilities to Mondrian clients.

        Dual agency
        Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

        Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

        Employee personal account dealing
        There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

        Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

        Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

        Gifts and entertainment (received)
        In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

        Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

        Gifts and entertainment (given)
        In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

        Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

        Performance fees
        Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

        Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

        The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

        Side-by-side management of hedge funds (Mondrian Alpha Funds)
        Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.



Statement of Additional Information - June 29, 2010                     Page 129

        Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

        Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

        Soft dollar arrangements
        Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

        As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client's portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

        Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

        With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(9) DAVIS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(10) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.



Statement of Additional Information - June 29, 2010                     Page 130

(11) TRADEWINDS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with several potential conflicts, which is not intended to be an exhaustive list:

        - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

        - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

        - Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

        Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(12) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(13) METWEST: Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. A committee, comprised of the Chief Investment Officer and portfolio/relationship managers, reviews trade reports for all accounts on a daily basis.



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(14) THREADNEEDLE: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(15) COLUMBIA WAM: Like other investment professionals with multiple clients, a Fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor (Columbia Wanger Asset Management) and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor's Code of Ethics and certain limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts


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        when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

        A Fund's portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor's portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(16) ALLIANCEBERNSTEIN: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among


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        accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(17) LASALLE: Since the Investment Team manages other accounts in addition to the Funds, conflicts of interest may arise in connection with the Investment Team's management of a Fund's investments on the one hand and the investments of such other accounts on the other hand. Conflicts may arise related to: (1) aggregation and allocation of securities transactions (including initial public offerings), (2) the timing of purchases and sales of the same security for different accounts and (3) different advice for different accounts, primarily driven by the account's investment objectives. LaSalle Securities US and LaSalle Securities B.V. believe that conflicts are largely mitigated by their respective Code of Ethics, which prohibits ownership by the Investment Team Members (except through a mutual fund) of securities of the type the Funds invest in, and various policies and procedures it has adopted, including the master trading schedule it maintains to proportionately allocate purchases and sales to each account by tracking the target weight for each holding and establishing the required shares to reach those targets.

STRUCTURE OF COMPENSATION
(18) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(19) COLUMBIA MANAGEMENT: The compensation of employees of the investment manager consists of (i) a base salary, (ii) an annual cash bonus, and
        (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio manager Joy, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for the funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covers the three-year period that started in January 2007 and ended in December 2009. Portfolio managers are provided with a benefit package including life insurance, health insurance and


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        participation in the company's 401(k) plan comparable to that received by other employees of the investment manager. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of investment manager at the same job level.

(20) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(21) TURNER: Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(22) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(23) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include
        (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include


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        mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(24) AMERICAN CENTURY: The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2009, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three- year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund's true peers based on internal investment mandates. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five year performance periods.

        Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility.

        Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative or fixed income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).



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        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(25) DAVIS: Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(26) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(27) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(28) METWEST: MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(29) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee.


Statement of Additional Information - June 29, 2010                     Page 137

        Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(30) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(31) COLUMBIA WAM: As of December 31, 2008, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and incentive compensation. Typically, a high proportion of an analyst's or portfolio manager's bonus is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Bank of America restricted stock and/or options. For 2008, investments in the second plan were made through a deferred cash program. Both plans vest over three years from the date of issuance. The CWAM total incentive compensation pool, including cash and the two incentive plans, is based on formulas, with investment performance of individual portfolio managers and certain analysts, plus firm-wide investment performance, as primary drivers.

        Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance of the portfolios they manage. Performance of each Fund for purposes of portfolio manager compensation is measured relative to its primary benchmark. One and three year performance periods primarily drive incentive levels. Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider incentive compensation ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in incentive compensation levels. Incentive compensation varies by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. If a fund's performance declines, the compensation incentives available to its analysts and portfolio manager(s) also declines.



Statement of Additional Information - June 29, 2010                     Page 138

(32) COLUMBIA MANAGEMENT: As of the funds' most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager's bonus is variable and generally is based on (1) an evaluation of the portfolio manager's investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager's three and five year performance. The investment manager also may consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

   PERFORMANCE BENCHMARKS:

PORTFOLIO                               PRIMARY
MANAGER              FUND(S)          BENCHMARK(S)                PEER GROUP
---------        ---------------    ---------------    --------------------------------
Alfred F.        RiverSource        Russell 2500       Lipper Mid-Cap Core Funds
  Alley III      Disciplined        Index              Classification
                 Small and Mid
                 Cap Equity
                 RiverSource        Russell 200        Lipper Small Cap Value Funds
                 Disciplined        Value Index        Classification
                 Small Cap Value
                 RiverSource S&P    S&P 500 Index      Lipper S&P 500 Index Objective
                 500 Index                             Funds Classification
                 RiverSource        S&P Small Cap      Lipper Small-Cap Core Funds
                 Small Company      600 Index          Classification
                 Index
Anwiti           RiverSource        S&P 500 Index      Lipper Large Cap Core Funds
  Bahuguna,      Portfolio                             Classification
  Colin Moore,   Builder
  Kent           Aggressive,
  Peterson and   RiverSource
  Marie M.       Portfolio
  Schofield      Builder
                 Moderate
                 Aggressive and
                 RiverSource
                 Portfolio
                 Builder Total
                 Equity
                 RiverSource        Barclays           Lipper Mixed-Asset Target
                 Portfolio          Capital U.S.       Allocation Conservative Funds
                 Builder            Aggregate 1-3      Classification
                 Conservative       Years Index and
                                    Blended: 80%
                                    Barclays
                                    Capital U.S.
                                    Aggregate 1-3
                                    Years Index,
                                    20% Barclays
                                    Capital U.S.
                                    Corporate High-
                                    Yield Bond
                                    Index
                 RiverSource        S&P 500 Index      Lipper Mixed-Asset Target
                 Portfolio          and  Barclays      Allocation Conservative Funds
                 Builder            Capital U.S.       Classification
                 Moderate           Aggregate Bond
                 Conservative       Index
                 RiverSource        S&P 500 Index      Lipper Mixed-Asset Target
                 Portfolio          and  Barclays      Allocation Growth Funds
                 Builder            Capital U.S.       Classification
                 Moderate           Aggregate Bond
                                    Index
                 RiverSource        S&P 500 Index,     N/A
                 Retirement Plus    Russell 1000
                 Funds              Index, Russell
                                    1000 Value
                                    Index, Barclays
                                    Capital U.S.
                                    Aggregate Bond
                                    Index, MSCI The
                                    World Index
                                    Net, and MSCI
                                    EAFE Index Net
                 RiverSource        S&P 500 Index      Lipper Mixed Asset Target
                 Strategic          and Barclays       Allocation Moderate Funds
                 Allocation         Capital            Classification
                                    Aggregate Bond
                                    Index
Brian M.         RiverSource        S&P 500 Index      Lipper S&P 500 Index Objective
  Condon         Disciplined                           Funds Classification
                 Equity
                 RiverSource        Russell 1000       Lipper Large Cap Growth Funds
                 Disciplined        Growth Index       Classification
                 Large Cap
                 Growth
                 RiverSource        Russell 1000       Lipper Large Cap Value Funds
                 Disciplined        Value Index        Classification
                 Large Cap Value
                 RiverSource        Russell 2500       Lipper Mid Cap Core Funds
                 Disciplined        Index              Classification
                 Small and Mid
                 Cap Equity
                 RiverSource        Russell 2000       Lipper Small Cap Value Funds
                 Disciplined        Value Index        Classification
                 Small Cap Value
Fred Copper      RiverSource        MSCI EAFE Value    Lipper International Multi-Cap
                 Disciplined        Index              Value Funds Classification
                 International
                 Equity
Wayne M.         Seligman           Russell MidCap     Lipper Mid-Cap Growth Funds
  Collette,      Capital            TR and Russell     Classification
  Lawrence W.                       MidCap Growth
  Lin, George                       TR
  Myers and
  Brian D.
  Neigut
                 Seligman           Russell 2000 TR    Lipper Small Cap Growth Funds
                 Frontier           and Russell        Classification
                                    2000 Growth TR



Statement of Additional Information - June 29, 2010                     Page 139

PORTFOLIO                               PRIMARY
MANAGER              FUND(S)          BENCHMARK(S)                PEER GROUP
---------        ---------------    ---------------    --------------------------------
Peter            Seligman Growth    Russell 1000       Lipper Large-Cap Growth Funds
  Deininger                         Growth Index       Classification
  and John
  Wilson
Cheryl           RiverSource S&P    S&P 500 Index      Lipper S&P 500 Index Objective
  D'Hollander    500 Index                             Funds Classification
                 RiverSource        S&P Small Cap      Lipper Small-Cap Core Funds
                 Small Company      600 Index          Classification
                 Index
Michael E.       RiverSource        S&P North          Lipper Natural Resources Funds
  Hoover         Precious Metals    American           Classification
                 and Mining         Natural
                                    Resources
                                    Sector Index
Arthur J.        RiverSource        FTSE NAREIT        Lipper Real Estate Funds
  Hurley         Real Estate        Equity REITs       Classification
                                    Index
Laura A.         RiverSource        Barclays           Lipper Multi-Sector Income Funds
  Ostrander      Strategic          Capital            Classification
                 Income             Government/Cre-
                 Allocation         dit Bond Index
                                    and Blended
                                    Benchmark()


          (1) A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond
               Index -- Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

        The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager's profitability for the year, which is largely determined by assets under management.

(33) ALLIANCEBERNSTEIN: AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein's publicly traded securities, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(34) MONDRIAN: Mondrian has the following programs in place to retain key investment staff:

        1. Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

        2. Profit Sharing Bonus Pool -- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

        3. Equity Ownership -- Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 67% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel.


Statement of Additional Information - June 29, 2010                     Page 140

           The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

        Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

        At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Compensation Committee

        In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

        Defined Contribution Pension Plan
        All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

        Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(35) TRADEWINDS: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

        Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

        - Overall performance of client portfolios;

        - Objective review of stock recommendations and the quality of primary research;

        - Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

        To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

        Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(36) THREADNEEDLE: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan ("EIP") linked to measures of Threadneedle's corporate success. Threadneedle believes this encourages longevity of service.

        The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

        The split of the profit share focuses on three key areas of success:

        - Performance of own funds and research recommendations,

        - Performance of all portfolios in the individual's team,

        - Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

        Consideration of the individual's general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

        - Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

        - Intra-team discussion, stock research and investment insights,

        - Marketing support, including written material and presentations.

        It is important to appreciate that in order to maximize an individual's rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to


Statement of Additional Information - June 29, 2010                     Page 141
        the team and wider investment department. This structure is closely aligned with the Threadneedle's investment principles of sharing ideas and effective communication.

(37) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(38) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by the short term (typically one-year) and long-term (typically three-year and five-year) performance of the accounts managed by the portfolio managers, including the fund, in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(39) LASALLE: Compensation for Investment Team Members consists of a base salary and incentive compensation that is based primarily upon performance of the particular Investment Team and that of the subadviser with which an Investment Team Member is employed, and meeting financial objectives for the Investment Team. The annual performance of clients' portfolios and/or the performance of stock recommendations against a sector index (generally the NAREIT-Equity REITs Index or the Wilshire REIT Index in respect of the Investment Team Members of LaSalle Securities US, or the EPRA Euro Zone Index and EPRA Europe Index in respect of the Investment Team Member of LaSalle Securities B.V.) is one factor included in professional employee evaluations, but compensation is not directly linked to these performance criteria.

        In addition, equity ownership in Jones Lang LaSalle, the subadvisers' publicly-traded parent, is available to and expected of senior professionals. The major components of Jones Lang LaSalle's comprehensive equity ownership program are: (1) Stock Ownership
        Program -- credits employees with a portion of their incentive compensation in the form of restricted stock; (2) Employee Stock Purchase Plan -- program through which employees may elect to purchase shares of Jones Land LaSalle through a payroll deduction plan (available to employees of LaSalle Securities US) and; (3) Stock Award Incentive Plan rewards key employees of the firm with stock awards, in the form of restricted stock units, based on the strength of their individual contributions.



Statement of Additional Information - June 29, 2010                     Page 142

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                       ------------------------------------------------------------------------------------------
                                                          $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                   $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity        0.080%            0.075%            0.070%             0.060%             0.050%
RiverSource Absolute Return Currency
  and Income
RiverSource Disciplined International
  Equity
RiverSource Disciplined Small Cap
  Value
RiverSource Emerging Markets Bond
RiverSource Global Bond
RiverSource LaSalle Global Real
  Estate
RiverSource Partners International
  Select Growth
RiverSource Partners International
  Select Value
RiverSource Partners International
  Small Cap
RiverSource Partners Small Cap Value
RiverSource Small Company Index
RiverSource Strategic Allocation
Seligman Frontier
Seligman Global Technology
Seligman Smaller-Cap Value
Threadneedle Asia Pacific
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle Global Equity Income
Threadneedle Global Extended Alpha
Threadneedle International
  Opportunity
---------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt           0.070%            0.065%            0.060%             0.050%             0.040%
RiverSource Diversified Bond
RiverSource Floating Rate
RiverSource High Yield Bond
RiverSource Income Opportunities
RiverSource Inflation Protected
RiverSource Intermediate Tax-Exempt
RiverSource Limited Duration Bond
RiverSource Minnesota Tax-Exempt
RiverSource New York Tax-Exempt
RiverSource Short Duration U.S.
  Government
RiverSource Strategic Income
  Allocation
RiverSource Tax-Exempt Bond
RiverSource Tax-Exempt High Income
RiverSource U.S. Government Mortgage
Seligman California Municipal High-
  Yield
Seligman California Municipal Quality
Seligman Minnesota Municipal
Seligman National Municipal
Seligman New York Municipal
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 143

                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                       ------------------------------------------------------------------------------------------
                                                          $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                   $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                        0.060%            0.055%            0.050%             0.040%             0.030%
RiverSource Cash Management
RiverSource Disciplined Equity
RiverSource Disciplined Large Cap
  Growth
RiverSource Disciplined Large Cap
  Value
RiverSource Disciplined Small and Mid
  Cap Equity
RiverSource Diversified Equity Income
RiverSource Dividend Opportunity
RiverSource Equity Value
RiverSource Government Money Market
RiverSource LaSalle Monthly Dividend
  Real Estate
RiverSource Mid Cap Growth
RiverSource Mid Cap Value
RiverSource Partners Fundamental
  Value
RiverSource Precious Metals and
  Mining
RiverSource Real Estate
RiverSource S&P 500 Index
RiverSource Recovery and
  Infrastructure
Seligman Capital
Seligman Communications and
  Information
Seligman Growth
Seligman Large-Cap Value
Seligman TargETFund 2015
Seligman TargETFund 2025
Seligman TargETFund 2035
Seligman TargETFund 2045
Seligman TargETFund Core
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic
  Income                                    0.020%            0.020%            0.020%             0.020%             0.020%
RiverSource Income Builder Enhanced
  Income
RiverSource Income Builder Moderate
  Income
RiverSource Portfolio Builder
  Aggressive
RiverSource Portfolio Builder
  Conservative
RiverSource Portfolio Builder
  Moderate
RiverSource Portfolio Builder
  Moderate Aggressive
RiverSource Portfolio Builder
  Moderate Conservative
RiverSource Portfolio Builder Total
  Equity
RiverSource Retirement Plus 2010
RiverSource Retirement Plus 2015
RiverSource Retirement Plus 2020
RiverSource Retirement Plus 2025
RiverSource Retirement Plus 2030
RiverSource Retirement Plus 2035
RiverSource Retirement Plus 2040
RiverSource Retirement Plus 2045
---------------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2010                     Page 144

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES


----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2010             2009            2008        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                 $   45,313       $   56,956      $   38,041(a)     0.020%
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income                  38,950           54,275          45,848(a)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income                  78,128          108,149          82,229(a)     0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                    89,504           96,644         110,897        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative                  45,451           36,929          26,665        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                     201,685          193,553         183,783        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive          186,977          205,250         223,400        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative                                              75,988           72,830          62,617        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity                  75,724           84,413         101,924        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                                   69,721          101,230         158,059        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                            293,026          446,427         738,676        0.080
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Equity Value                                   391,620          448,794         680,124        0.058
-----------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                      83,021           64,531          77,686        0.060
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                        31,739           31,071          13,416(b)     0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                    199,325            4,214(c)          N/A        0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010                             1,647            2,441           3,623        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015                             4,050            4,449           5,483        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020                             4,355            4,871           7,572        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025                             4,903            5,145           7,280        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030                             4,981            5,001           7,160        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035                             3,476            3,258           4,249        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040                             2,435            2,051           4,915        0.020
-----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045                             2,262            1,726           1,670        0.020
-----------------------------------------------------------------------------------------------------------------
                                                          2009              2008           2007
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                                722,190        1,069,014       1,259,292        0.066
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                     374,303          594,407         645,012        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                       277,260          565,329         754,675        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                 521,265          541,748         623,283        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                       252,478          285,601         196,713        0.070
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                           642,082        1,033,158         884,333        0.057
-----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                                     91,566          132,646         153,117        0.060
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 145

----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2009             2008            2007        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Cash Management                             $2,132,989       $2,507,729      $2,141,669        0.051%
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity                           1,094,618        1,701,542       1,224,572        0.054
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity            77,180           38,114          24,904        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                     34,017           30,592          20,681        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                                  253,669          398,924         378,190        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities                           219,083          202,872         242,883        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities                 515,776          399,972         209,028        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond                          123,147          115,529         105,993        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                          113,317          122,235         122,586        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                             2,122,615        2,012,548       1,752,212        0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt                           212,293          215,249         234,353        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                             37,590           41,455          47,710        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Balanced                                       331,811          519,542         623,784        0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                   203,583          101,276          11,405(d)     0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                     69,490              662(e)          N/A        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                    1,985,768        3,272,256       3,449,519        0.048
-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                                  946,227        1,335,281       1,196,773        0.054
-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                           962,590        1,505,894       1,340,234        0.076
-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                    137,849          115,139          21,493(d)     0.070
------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield*                    7,436              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality*                       8,837              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal*                               14,896              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman National Municipal*                                42,999              N/A             N/A        0.069
-----------------------------------------------------------------------------------------------------------------
Seligman New York Municipal*                                17,197              N/A             N/A        0.070
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015*                                    4,585              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025*                                    5,686              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035*                                    1,661              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045*                                      835              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core*                                   10,074              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                     Page 146

----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2009             2008            2007        FUND ASSETS
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income         $  417,444       $  373,454      $   79,761        0.080%
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity               282,974          549,173         209,295        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond                          146,703          131,334          78,549        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                                    401,109          572,976         388,646        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth           282,773          511,522         490,174        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Value            651,133        1,395,090       1,759,221        0.078
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap                38,884           79,183          92,062        0.080
-----------------------------------------------------------------------------------------------------------------
Seligman Frontier*                                          10,073              N/A             N/A        0.030
-----------------------------------------------------------------------------------------------------------------
Seligman Global Technology*                                102,757              N/A             N/A        0.040
-----------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                                  7,807(f)             N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              280,656          498,019         503,279        0.079
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                50,304           96,107         105,886        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                 340,869          549,601         611,621        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                           16,780            1,528(g)          N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                           4,908            1,256(g)          N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     281,413          460,205         540,718        0.080
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                         61,016           52,367          57,618        0.070
-----------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                                 339,961          471,791         652,889        0.059
-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                                453,062          463,150         525,515        0.069
-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                       1,428,680        1,603,416       1,823,812        0.063
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market*                        41,094              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate*                      5,942              N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate*            7,968              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman Capital*                                           68,772              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman Communications and Information*                   868,517              N/A             N/A        0.050
-----------------------------------------------------------------------------------------------------------------
Seligman Growth*                                           299,785              N/A             N/A        0.055
-----------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value*                                   76,758              N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value*                                 96,841              N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------




     * Prior to June 15, 2009 for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal, Seligman New York Municipal, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, Seligman TargETFund 2045, Seligman TargETFund Core, Seligman Global Technology, RiverSource Government Money Market, RiverSource LaSalle Global Real Estate and RiverSource LaSalle Monthly Dividend Real Estate and prior to June 29, 2009 for Seligman Capital, Seligman Frontier, Seligman Communications and Information, Seligman Growth, Seligman Large-Cap Value and Seligman Smaller-Cap Value, and for Seligman National, prior to Aug. 31, 2009, the fund did not pay a separate administrative services fee. Fees for administration services were included in the fund's management fees as charged by the fund's pervious investment manager.

(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.




(d) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(e) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(f) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.



(g) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - June 29, 2010                     Page 147

TRANSFER AGENCY SERVICES


Each fund has a Transfer Agency Agreement with Columbia Management Investment Services Corp. (the "transfer agent") (formerly RiverSource Service Corporation) located at One Financial Center, Boston, MA 02111. This agreement governs the transfer agent's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the purchase, exchange and redemption or repurchase of the fund's shares.


CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, the transfer agent will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00


                               MONEY MARKET FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W, CLASS Y AND CLASS
Z. For Class E, Class R2, Class R3, Class R4, Class R5, Class W, Class Y and Class Z, the transfer agent will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y    Class Z
-------    --------    --------    --------    --------    -------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%      0.20%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The transfer agent also charges an annual fee of $3 per account serviced directly by the fund or its designated agent for Class A, Class B and Class C shares. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.

* Currently, not all funds offer classes of shares that are subject to this fee. You can reference Table 8 for the classes of shares your fund offers.



Statement of Additional Information - June 29, 2010                     Page 148

DISTRIBUTION SERVICES


Columbia Management Investment Distributors, Inc. (the "distributor") (formerly RiverSource Fund Distributors, Inc.), an indirect wholly-owned subsidiary of Columbia Management, One Financial Center, Boston, MA 02111, serves as the funds' principal underwriter and distributor. Prior to June 1, 2009, for RiverSource and Threadneedle funds, RiverSource Distributors, Inc. also served as principal underwriter and distributor to the funds. Prior to Oct. 1, 2007, for RiverSource and Threadneedle funds, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. Prior to Nov. 7, 2008, for Seligman funds, Seligman Advisors, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2010           2009            2008              2010           2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder       $     245,462  $     466,216   $     688,587(a)  $     (86,426) $     (21,562)   $     (56,086)(a)
Basic Income
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder             189,070        296,977         831,981(a)        (27,745)          (533)         176,661(a)
Enhanced Income
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder             293,969        654,937       1,279,681(a)       (109,209)        77,641           34,001(a)
Moderate Income
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        1,656,276      2,081,242       2,848,037           417,384        552,795          799,417
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder          524,245        528,590         384,348             8,450         16,829            4,989
Conservative
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        2,911,626      3,277,766       3,944,827           507,020        661,689          702,939
Moderate
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        3,171,640      4,181,445       5,635,597           795,856      1,125,393        1,613,677
Moderate Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder          885,194        982,012       1,088,559           111,387        153,386          140,630
Moderate Conservative
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder        1,059,706      1,561,130       2,257,735           202,573        319,114          471,536
Total Equity
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                  N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Small Company Index        265,422        365,094         563,878           265,422        317,088          117,897
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value               245,798        374,068         496,313            28,520         65,246           16,594
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and        224,264        159,379         192,503             6,986         55,468           50,572
Mining
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian           44,207         57,137         149,480(b)          2,401          5,429           46,196(b)
Equity
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Recovery and             1,817,351        221,190(c)          N/A           337,598         (7,085)(c)          N/A
Infrastructure
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus              6,098          7,536          32,694             2,480          1,465           11,266
2010
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             12,014         17,354          70,298             5,364          5,173           50,360
2015
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             20,614         26,015          41,850             8,068         12,539           21,519
2020
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             15,117         21,208          49,187             6,222          7,872           25,003
2025
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             14,540         19,999          51,530             5,797          9,336           28,063
2030
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             11,125         14,670          31,469             5,669          6,101           19,162
2035
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus             18,304         17,700          39,332             8,927          8,815           21,208
2040
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus             15,018         16,697          23,890             6,063          6,510           12,087
2045
-----------------------------------------------------------------------------------------------------------------------------------

                                      2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource High Yield Bond            974,983        882,107       1,787,813           108,896         41,174          139,630

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 149

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners             $     494,967  $     766,263   $   1,266,023     $      43,220  $      58,252    $     158,689
Fundamental Value
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap         287,969        607,350       1,147,620            38,780        117,005          249,915
Value
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S.        530,165        660,354         962,025           107,433       (152,827)         (85,482)
Government
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government            101,207        136,891         252,402           (70,344)      (116,397)         (67,241)
Mortgage
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                   798,182      1,648,530       2,653,148            39,934        206,622          266,495
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                 98,301        211,915         813,437            18,158         63,306          218,298
-----------------------------------------------------------------------------------------------------------------------------------




FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management            367,743        339,219         437,392           367,712        339,111          423,832
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity         261,402        412,821         661,751            67,822         85,890          140,529
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small           24,097         26,228          55,865             7,132          7,923            9,445
and Mid Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small            8,386          6,647          15,644             2,011          1,943            1,960
Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate              189,836        380,143       1,282,342            11,806       (174,369)        (554,729)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income                     951,690        135,655         320,351           251,745        (11,090)          (6,952)
Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected        332,292        407,706         105,703           101,013         51,044           18,732
Securities
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration           145,544         92,255         136,687            17,573          9,475           28,890
Bond
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-             92,347         91,928         150,760             9,806          5,945           46,117
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond         1,922,949      1,992,222       2,340,251           (92,219)       176,513          419,415
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-             406,782        463,447         338,160            84,001         37,217           12,594
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt         20,992         29,401          43,518             8,033          8,217            6,984
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                   189,413        287,586         474,702            39,038         36,359           32,524
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large           69,425         87,685          20,834(d)         15,099         30,621            5,197(d)
  Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large            2,270              0(e)          N/A               566              0(e)           N/A
  Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity       3,383,179      6,331,545       9,553,810           496,151      1,204,186        1,407,616
  Income
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value              954,172      2,444,490       3,538,910           207,568        898,395          862,120
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                2,055,294      5,371,458       8,570,846           347,495      1,321,113        1,738,063
  Allocation
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income           600,969        400,285         267,319(d)          2,484         28,302           26,129(d)
  Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal           37,316         98,702          18,611            36,272         13,104            3,125
  High-Yield
-----------------------------------------------------------------------------------------------------------------------------------

Seligman California Municipal           60,005         37,798          15,149            56,335          5,413            2,159
  Quality
-----------------------------------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal            66,716         49,497          35,607            55,756          6,427            4,740
-----------------------------------------------------------------------------------------------------------------------------------
Seligman National Municipal            222,346         57,892          18,992           199,904          7,651            3,601
-----------------------------------------------------------------------------------------------------------------------------------

Seligman New York Municipal            166,632         48,724          31,659           157,302          7,550            6,334
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                22,260         77,218         242,913            22,260          9,521           25,977
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2025                26,925         79,939         188,122            26,925          9,918           19,976
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                 3,094         13,483          13,573             2,975          1,677            1,493
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045                 7,658         27,815           7,910             7,508          3,493              791
-----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund Core                24,251        126,638         297,932            24,251         15,617           30,512

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 150

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
                                      2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return            118,256        288,047          10,519            40,664         52,383            3,448
  Currency and Income
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                 61,779        168,692         130,761             8,596         36,899           14,894
  International Equity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets            70,770         41,906          25,743            28,245         10,486            1,421
  Bond
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                218,412        391,577         314,002            32,697        118,930          215,442
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                   213,399        560,302         885,940            43,200        118,125          226,007
  International Select Growth
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                   580,503      1,584,444       4,085,674            68,413        235,164          641,699
  International Select Value
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                    53,930         88,479         164,026            26,245         20,053           19,649
  International Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier                        1,357         10,431          25,638               735          1,351            3,856
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology             221,563        265,528         309,290           184,936        233,685          274,719
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific(f)               N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          558,505        780,872         886,062           140,308     (4,109,358)      (7,004,024)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity            68,398        124,828         226,464            19,191         35,391           90,745
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             361,007        800,774         896,578            60,748        114,011           99,098
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              38,564         18,558(g)          N/A             7,576          4,340(g)           N/A
Income
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended             8,674          1,795(g)          N/A             3,445            307(g)           N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             168,431        319,850         501,090            37,276         49,744           56,669
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-           75,578         59,348          62,985             3,223           (792)         (10,183)
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth             453,947        360,393         608,683           131,709         59,123          115,052
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond            477,836        319,831         313,115           100,280         64,831          (19,725)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High          1,164,712      1,042,555       1,182,244           192,881        151,444          181,059
Income
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Government Money     $      22,845            N/A             N/A     $      22,830            N/A              N/A
Market
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real         14,337          4,931         439,574            13,946            638           50,672
Estate
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly             15,219         19,987          95,027            14,907          2,839           10,193
Dividend Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital                        30,899         34,577          66,383            27,966          6,030           11,356
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and          3,487,463      1,478,105       2,850,171         3,197,170        187,649          320,100
Information
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth                        336,636         43,178          48,116           115,283         11,948           10,926
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value                83,550        112,370          67,382            72,301         14,405            8,773
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value              73,571         31,742          65,218            39,883          4,542            8,361
-----------------------------------------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.




(d) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(e) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(f) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.



(g) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.



Statement of Additional Information - June 29, 2010                     Page 151

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN RIVERSOURCE CASH MANAGEMENT:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% of the 1.00% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

    For Class R2 and Class R3, up to the entire amount of the fee shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% of the 0.50% fee may be reimbursed for shareholder servicing expenses. In addition, for RiverSource Government Money Market, the distributor has currently agreed not to be reimbursed by the fund for fees equal to 0.15% of the 0.25% fee for Class A and 0.25% of the 1.00% fee for Class B and Class C.

FOR RIVERSOURCE CASH MANAGEMENT:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class R2   Class W
-------   -------   -------   --------   -------
 0.10%     0.85%     0.75%      0.50%     0.10%


    For Class B, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.10% of the 0.85% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the fund for distribution (12b-1) fees equal to 0.10% of the 0.85% fee for Class B and 0.25% for Class R2.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries and expenses related to printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the fund (Independent Directors), if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.



Statement of Additional Information - June 29, 2010                     Page 152

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Independent Directors and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of Independent Directors is the responsibility of the other Independent Directors. Independent Directors do not have any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES


FUND                                CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------
RiverSource RiverSource          $  471,671   $  273,352   $  105,503       N/A       N/A       N/A           N/A
Income Builder Basic Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder          420,462      181,976       83,149       N/A       N/A       N/A           N/A
Enhanced Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder          843,392      386,458      146,186       N/A       N/A       N/A           N/A
Moderate Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       906,136      651,430      196,648       N/A       N/A       N/A           N/A
Aggressive
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       427,544      415,794      145,696       N/A       N/A       N/A           N/A
Conservative
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder     2,010,066    1,572,878      469,838       N/A       N/A       N/A           N/A
Moderate
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder     1,896,292    1,394,436      362,267       N/A       N/A       N/A           N/A
Moderate Aggressive
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       744,235      615,354      206,862       N/A       N/A       N/A           N/A
Moderate Conservative
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder       769,440      529,603      177,552       N/A       N/A       N/A           N/A
Total Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index               N/A          N/A          N/A   $54,437       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Small Company           781,451      482,501          N/A       N/A       N/A       N/A           N/A
Index
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value          1,484,672      513,603       42,567       N/A  $     52  $    369    $        8
-------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals         303,284      137,925       31,060       N/A       N/A       N/A           N/A
and Mining
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian        80,959       14,686       19,355       N/A       N/A       N/A           N/A
Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and            573,841      125,316      127,106       N/A        93        39           N/A
Infrastructure(a)
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           7,863          N/A          N/A       N/A        18        10           N/A
2010
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus          12,794          N/A          N/A       N/A        18        10           N/A
2015
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus          11,607          N/A          N/A       N/A       146         8           N/A
2020
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           6,809          N/A          N/A       N/A        97         8           N/A
2025
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus          10,004          N/A          N/A       N/A        45        13           N/A
2030
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           4,104          N/A          N/A       N/A        17         8           N/A
2035
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           3,831          N/A          N/A       N/A        50        70           N/A
2040
-------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus           3,364          N/A          N/A       N/A        18         8           N/A
2045
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------

RiverSource High Yield Bond       2,194,454    1,126,604      154,385       N/A        47     1,124        32,692
-------------------------------------------------------------------------------------------------------------------

RiverSource Partners              1,016,187      892,153       98,358       N/A       N/A       N/A           N/A
Fundamental Value
-------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small          587,080      760,649       67,562       N/A     1,288        28           N/A
Cap Value
-------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration        1,393,600    1,284,921      111,382       N/A       N/A       N/A            11
U.S. Government
-------------------------------------------------------------------------------------------------------------------

RiverSource U.S. Government         213,851      267,370       40,318       N/A       N/A       N/A           N/A
Mortgage

-------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 153

FUND                                CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------
RiverSource Dividend             $2,154,545   $1,012,961   $  150,461       N/A  $     18  $      9    $        8
Opportunity
-------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate             137,477       83,293        9,596       N/A       N/A       N/A             5
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management       4,078,135      863,598       77,611       N/A       N/A       N/A        50,965
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined           1,808,099      231,197       20,366       N/A        14         7     2,229,343
Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small        26,259        9,361        2,044       N/A       N/A       N/A       233,585
and Mid Cap Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small        24,904        3,242          642       N/A        14         8           N/A
Cap Value
-------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate           512,870      162,968      144,229       N/A       N/A       N/A             9
-------------------------------------------------------------------------------------------------------------------
RiverSource Income                  468,741      249,052      113,732       N/A       N/A       N/A           N/A
Opportunities
-------------------------------------------------------------------------------------------------------------------
RiverSource Inflation               579,520      348,185      110,716       N/A       N/A       N/A       553,667
Protected Securities
-------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration        165,150       74,699       23,364       N/A       N/A       N/A            11
Bond
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-         388,632       39,496       24,784       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond      4,876,489    2,344,842      378,881       N/A       135        23     1,433,055
-------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-          703,042      127,738       92,844       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-           124,348       32,203        7,408       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------
RiverSource Balanced              1,240,431      190,901       34,422       N/A        54       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large       285,822       31,420       14,405       N/A        31        16       148,342
Cap Growth
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large         2,658          717          132       N/A        33        16       203,257
Cap Value
-------------------------------------------------------------------------------------------------------------------
RiverSource Diversified           7,673,291    4,133,298      654,310       N/A    32,750   224,770             7
Equity Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value         2,975,723    1,048,865      359,404       N/A    56,692    82,312             7
-------------------------------------------------------------------------------------------------------------------
RiverSource Strategic             2,727,681    1,272,157      456,933       N/A        16         8           N/A
Allocation
-------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income        421,534      206,718       76,158       N/A        23        11           N/A
Allocation
-------------------------------------------------------------------------------------------------------------------
Seligman California Municipal        42,842          N/A       54,350       N/A       N/A       N/A           N/A
High-Yield
-------------------------------------------------------------------------------------------------------------------
Seligman California Municipal        54,798          N/A       34,584       N/A       N/A       N/A           N/A
Quality
-------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal         99,128          N/A        9,092       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman National Municipal         461,232          N/A      105,746       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal          99,753          N/A       67,646       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015             29,037          N/A      116,119       N/A     7,361       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025             34,200          N/A      114,588       N/A    11,757       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035             10,620          N/A       17,945       N/A     6,060       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045              6,401          N/A        6,705       N/A     3,486       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core             45,600          N/A      289,930       N/A    41,727       N/A           N/A

-------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 154

FUND                                CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return      $  416,349   $   35,353   $   98,315       N/A       N/A       N/A    $  530,074
Currency and Income
-------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined             115,524       76,758        9,922       N/A  $     15  $      7       530,215
International Equity
-------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets         35,486       15,974        3,265       N/A       N/A       N/A       254,174
Bond
-------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond             593,225      367,588       44,351       N/A       N/A       N/A       147,100
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                414,628      250,377       42,614       N/A       110       N/A           N/A
International Select Growth
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners              1,476,812      892,831      106,186       N/A       N/A       N/A           N/A
International Select Value
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners                 57,422       42,653        4,096       N/A       N/A       N/A           N/A
International Small Cap
-------------------------------------------------------------------------------------------------------------------
Seligman Frontier                    56,264       11,282       86,834       N/A       453         3           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Global Technology          469,642       85,618      559,118       N/A    15,300         3           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific(b)            N/A          N/A          N/A       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       715,248      302,533       99,973       N/A    13,518       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity        134,391       81,471        9,558       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          884,744      362,565       57,394       N/A       192         8             8
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity           38,589       17,080        2,551       N/A        36        18           N/A
Income
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended          5,199        2,820        1,035       N/A        36        18           N/A
Alpha
-------------------------------------------------------------------------------------------------------------------
Threadneedle International          576,787      226,132       30,118       N/A     1,240         8           N/A
Opportunity
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-       197,660       44,588       36,432       N/A       N/A       N/A           N/A
Exempt
-------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth        1,123,363      500,167       46,013       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond       1,580,370      189,971       72,103       N/A       N/A       N/A           N/A
-------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High       5,482,675      487,040      137,058       N/A       N/A       N/A           N/A
Income
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Government Money         54,819       51,551      133,682       N/A     6,985       N/A           N/A
Market(c)
-------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global           15,681          N/A       27,290       N/A       248         6           N/A
Real Estate
-------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly          15,884       20,254       84,243       N/A    15,651         6           N/A
Dividend Real Estate
-------------------------------------------------------------------------------------------------------------------
Seligman Capital                    350,797       65,892      404,801       N/A    42,283         6           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Communications and       5,402,710    1,008,895    5,611,229       N/A   133,982        11           N/A
Information
-------------------------------------------------------------------------------------------------------------------
Seligman Growth                   1,283,827      316,419      239,516       N/A     4,129         5           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value            324,397       67,910      372,709       N/A    34,736         6           N/A
-------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value          274,250      132,950      382,137       N/A    43,885         5           N/A
-------------------------------------------------------------------------------------------------------------------



(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(b) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

(c) Effective March 27, 2009, Class C2 shares converted to Class A shares. The amount attributable to Class C2 prior to the conversion is $4,804.



Statement of Additional Information - June 29, 2010                     Page 155

FOR FUNDS WITH CLASS B AND CLASS C SHARES:

The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed ("unreimbursed expense") for Class B and Class C shares. These amounts are based on the most recent information available as of Jan. 31, 2010 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

                  TABLE 24. UNREIMBURSED DISTRIBUTION EXPENSES

                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
                                                   CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund      $    74,000          5.23%  $    15,000          0.73%
-------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and            70,000          4.78%       25,000          0.36%
Income Fund
-------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund                          721,000          4.29%       32,000          0.34%
-------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund              83,000          3.13%       32,000          1.01%
-------------------------------------------------------------------------------------------------------
RiverSource Cash Management Fund                 5,999,000         11.11%       44,000          0.86%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Equity Fund                354,000          0.17%       47,000          0.20%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity       332,000          5.15%       13,000          1.27%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Growth Fund      166,000          4.78%       14,000          0.94%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large Cap Value Fund         9,000         11.21%        1,000          2.28%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap           53,000          5.80%        4,000          1.60%
Equity Fund
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value Fund        16,000          6.96%        2,000          2.28%
-------------------------------------------------------------------------------------------------------

RiverSource Diversified Bond Fund                7,988,000          4.40%      309,000          0.52%
-------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity Income Fund      15,974,000          4.46%      734,000          1.05%
-------------------------------------------------------------------------------------------------------

RiverSource Dividend Opportunity Fund            3,381,000          4.52%      203,000          1.03%
-------------------------------------------------------------------------------------------------------

RiverSource Emerging Markets Bond Fund             134,000          4.85%       50,000          5.01%
-------------------------------------------------------------------------------------------------------

RiverSource Equity Value Fund                    1,422,000          2.98%       46,000          1.00%
-------------------------------------------------------------------------------------------------------

RiverSource Floating Rate Fund                     822,000          6.61%       91,000          0.57%
-------------------------------------------------------------------------------------------------------

RiverSource Global Bond Fund                     1,200,000          4.14%       85,000          1.27%
-------------------------------------------------------------------------------------------------------

RiverSource Government Money Market Fund           123,000          2.58%    2,891,000         20.18%
-------------------------------------------------------------------------------------------------------

RiverSource High Yield Bond Fund                 3,446,000          3.43%      176,000          0.24%
-------------------------------------------------------------------------------------------------------

RiverSource Income Builder Basic Income Fund     1,780,000          7.12%       89,000          0.72%
-------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income       1,221,000          7.15%       59,000          0.67%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income       2,370,000          6.75%      102,000          0.66%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Income Opportunities Fund            1,632,000          4.39%      295,000          0.54%
-------------------------------------------------------------------------------------------------------

RiverSource Inflation Protected Securities       1,137,000          5.14%      177,000          1.07%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt Fund           121,000          3.44%       44,000          0.88%
-------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund            N/A            N/A      787,000         26.67%
-------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real           33,000          1.48%      319,000          3.28%
Estate Fund
-------------------------------------------------------------------------------------------------------

RiverSource Limited Duration Bond Fund             676,000          5.46%      388,000          1.04%
-------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Growth Fund                  1,744,000          3.45%       85,000          0.98%
-------------------------------------------------------------------------------------------------------

RiverSource Mid Cap Value Fund                   4,431,000          4.50%      266,000          0.64%
-------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund              221,000          2.43%      144,000          0.90%
-------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund                63,000          2.93%       11,000          1.11%
-------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental Value Fund      2,472,000          4.34%      123,000          1.42%
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Select          972,000          4.15%       75,000          0.83%
Growth Fund
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Select        3,808,000          5.03%      168,000          1.62%
Value Fund
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap       226,000          5.71%        8,000          1.65%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap Value Fund        2,006,000          3.27%      106,000          1.49%
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund    3,222,000          4.63%      165,000          0.61%
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Conservative       2,275,000          5.84%      158,000          0.86%
Fund

-------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 156

                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
                                                   CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate         $ 7,016,000          4.88%  $   375,000          0.83%
Aggressive Fund
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate           3,318,000          5.52%      239,000          0.91%
Conservative Fund
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund      8,493,000          5.20%      512,000          0.85%
-------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity       2,632,000          4.70%      138,000          0.54%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and Mining Fund        419,000          3.31%       53,000          1.48%
-------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                       408,000          6.60%       14,000          1.31%
-------------------------------------------------------------------------------------------------------

RiverSource Recovery and Infrastructure Fund       259,000          1.72%       32,000          0.20%
-------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government       3,602,000          4.95%      145,000          0.51%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Small Company Index Fund             1,467,000          3.33%          N/A            N/A
-------------------------------------------------------------------------------------------------------

RiverSource Strategic Allocation Fund            6,090,000          5.85%      376,000          0.88%
-------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation Fund     1,272,000          4.93%      118,000          0.71%
-------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond Fund                   424,000          2.94%       77,000          0.90%
-------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income Fund            960,000          2.60%      163,000          1.03%
-------------------------------------------------------------------------------------------------------

RiverSource U.S. Government Mortgage Fund          909,000          4.87%       46,000          1.00%
-------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield Fund          N/A            N/A      204,000          3.41%
-------------------------------------------------------------------------------------------------------

Seligman California Municipal Quality Fund             N/A            N/A      243,000          6.95%
-------------------------------------------------------------------------------------------------------

Seligman Capital Fund                               82,000          1.46%    5,179,000         12.25%
-------------------------------------------------------------------------------------------------------

Seligman Communications and Information Fund     1,132,000          1.13%   20,589,000          3.14%
-------------------------------------------------------------------------------------------------------

Seligman Frontier Fund                              16,000          1.45%    1,286,000         14.20%
-------------------------------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund              20,000          1.13%    3,717,000         16.70%
-------------------------------------------------------------------------------------------------------

Seligman Global Technology Fund                    101,000          0.44%    4,582,000          6.33%
-------------------------------------------------------------------------------------------------------

Seligman Growth Fund                               182,000          0.20%    1,951,000          6.90%
-------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value Fund                      104,000          1.81%    2,941,000          7.24%
-------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal Fund                      N/A            N/A       92,000          6.69%
-------------------------------------------------------------------------------------------------------

Seligman National Municipal Fund                       N/A            N/A      401,000          1.15%
-------------------------------------------------------------------------------------------------------

Seligman New York Municipal Fund                       N/A            N/A      268,000          3.19%
-------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund                     56,000          0.22%    2,728,000          6.15%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                               N/A            N/A    1,000,000          9.07%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2025                               N/A            N/A    1,064,000          8.30%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                               N/A            N/A      327,000         12.64%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045                               N/A            N/A      191,000         18.18%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund Core                               N/A            N/A    1,783,000          6.51%
-------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets Fund               1,230,000          3.10%       82,000          0.26%
-------------------------------------------------------------------------------------------------------

Threadneedle European Equity Fund                  189,000          3.16%       21,000          1.77%
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                  1,367,000          4.28%       76,000          0.74%
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income Fund              97,000          4.51%        6,000          1.19%
-------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha Fund             36,000          9.10%        1,000          0.72%
-------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund        764,000          3.94%       62,000          0.83%
-------------------------------------------------------------------------------------------------------


PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer


Statement of Additional Information - June 29, 2010                     Page 157
agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary's organization, including placement of the fund on the financial intermediary's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Below is a list of firms that the distributor and its affiliates make payments to for the above described services.

- ACS HR Solutions

- ADP Broker-Dealer, Inc.

- American Century Investment Management, Inc. and American Century Investment Services, Inc.

- Ameriprise Financial Services, Inc./American Enterprise Investment Services, Inc.

- Associated Securities Corp.

- Benefit Plans Administrative Services, Inc. and Community Bank System, Inc.

- Boston Financial Data Services, Inc.

- Charles Schwab Trust Company

- Charles Schwab and Company, Inc.

- Citigroup Global Markets Inc.

- Columbia Management Advisors, LLC and Columbia Management Distributors, Inc.

- Digital Retirement Solutions, Inc.

- Expertplan, Inc.

- Fidelity Brokerage Services/National Financial Services

- Fidelity Investments Institutional Operations Company/Fidelity Investments Institutional Service Company

- FTJ Fund Choice, LLC

- GWFS Equities, Inc.

- Hartford Life Insurance Company

- Hartford Securities Distribution Company, Inc.

- ICMA-RC Services LLC

- ING Institutional Plan Services, LLC

- ING Life Insurance and Annuity Company

- J.P. Morgan Chase Bank, N.A.

- J.P. Morgan Retirement Plan Services, LLC

- John Hancock Life Insurance Company

- John Hancock Life Insurance Company New York

- Lincoln Retirement Services Company LLC

- LPL Financial Corporation



Statement of Additional Information - June 29, 2010                     Page 158

- Massachusetts Mutual Life Insurance Company (Mass Mutual/MML)

- Mercer HR Services, LLC

- Merrill Lynch Life Insurance Company

- Merrill Lynch, Pierce, Fenner & Smith, Inc.

- Mid Atlantic Capital Corporation

- Minnesota Life Insurance Company

- ML Life Insurance Company of New York

- Morgan Stanley & Co., Inc.

- MSCS Financial Services, LLC

- Mutual Service Corporation

- Nationwide Financial Services, Inc.

- Newport Retirement Services, Inc.

- NYLife Distributors LLC

- Oppenheimer & Co.  Inc.

- Principal Life Insurance Company

- Prudential Insurance Company of America/Prudential Investments Retirement Services

- Prudential Investment Management Services LLC/Prudential Investments LLC

- Raymond James & Associates, Inc. and Raymond James Financial Services, Inc.

- RBC Capital Markets Corporation

- Reliance Trust Company

- The Retirement Plan Company, LLC

- Securities America, Inc.

- Standard Retirement Services, Inc.

- TD Ameritrade Trust Company

- The Princeton Retirement Group, Inc. and GPC Securities, Inc.

- UBS Financial Services, Inc.

- UVest Financial Services Group, Inc.

- The Vanguard Group, Inc.

- Vertical Management Systems, Inc.

- Wachovia Bank NA

- Waterstone Financial Group, Inc.

- Wells Fargo Advisors Financial Network, LLC

- Wells Fargo Bank N.A.

- Wilmington Trust Company

- Wilmington Trust Retirement and Institutional Services Company

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds' securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund's custodian agreement.



Statement of Additional Information - June 29, 2010                     Page 159

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's net assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. Shares of the RiverSource and Threadneedle funds have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected, all of which may, in the shareholder's discretion, be voted for a single director. The Seligman funds do not provide for cumulative voting rights.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a


Statement of Additional Information - June 29, 2010                     Page 160

Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

                          TABLE 25. FUND HISTORY TABLE

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                              2/16/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Income                                     6/19/03                                                Yes
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation                                  3/4/04                                                  No
  Protected Securities Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                           6/19/03                                                Yes
  Bond Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE CALIFORNIA TAX-            4/7/86                    Business Trust       MA       8/31(10)
  EXEMPT TRUST
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                            8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          5/18/06                                                Yes
  and Mid Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          2/16/06                                                Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 4/8/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                           10/3/74                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                             6/4/57                                                 Yes
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GLOBAL SERIES,            10/28/88                     Corporation        MN         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                            6/15/06                                                Yes
  Currency and Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                           2/16/06                                                 No
  Bond Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3/20/89                                                 No
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                         11/13/96                                                Yes
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             5/29/90                                                Yes
  Fund(5),(6),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             8/1/08                                                 Yes
  Income Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended                           8/1/08                                                 Yes
  Alpha Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME         3/12/85                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                             8/19/85                                                Yes
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                            2/14/02                                                Yes
  Mortgage Fund
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT MONEY          6/29/76          1/31/77     Corporation        MD         12/31        Yes
  MARKET FUND, INC.(17)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME         8/17/83                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                            12/8/83                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 4/8/86(1)                Corporation       NV/MN      1/31(7)
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Basic Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Enhanced Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Moderate Income Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                      Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Growth
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   10/3/02                                                Yes
  International Small Cap
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL             7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                5/18/06                                                Yes
  International Equity Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                              7/15/09                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           6/26/00                                                Yes
  Fund(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle International                            11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)

----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 161

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES,   1/18/40; 4/8/86(1)                Corporation       NV/MN       9/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                           4/16/40                                                Yes
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          5/17/07                                                Yes
  Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          8/1/08                                                 Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                               10/15/90                                                Yes
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                              2/14/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                4/24/03                                                Yes
  Equity Fund(4)
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES,          3/20/01                      Corporation        MN         5/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                   6/18/01                                                Yes
  Fundamental Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             6/18/01                                                Yes
  Cap Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MARKET ADVANTAGE          8/25/89                      Corporation        MN         1/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Conservative Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Conservative Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Total Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                             10/25/99                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                              8/19/96                                                Yes
  Index Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 4/8/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                            10/6/75                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,            3/25/88                      Corporation        MN         6/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Dividend                                   8/1/88                                                 Yes
  Opportunity Fund(8)
----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                           3/4/04                                                  No
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,          10/5/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                            4/22/85                                                 No
  and Mining Fund(9)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)          1/27/06                    Business Trust       MA         4/30
----------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian                         10/18/07                                                Yes
  Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Recovery and                               2/19/09                                                 No
  Infrastructure Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                            5/18/06                                                Yes
  2010 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2015 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2020 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2025 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2030 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2035 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2040 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2045 Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES, INC.(15)
----------------------------------------------------------------------------------------------------------------------

RiverSource Short-Term Cash                            9/26/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                    Business Trust       MA       8/31(10)
  SERIES TRUST
----------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-                             8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                              8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                 10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic                                  1/23/85                                                Yes
  Allocation Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                           5/17/07                                                Yes
  Allocation Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,          1/24/84                      Corporation        MN         3/31
  INC.

----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 162

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                          5/14/84                                                Yes
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 4/8/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High                            5/7/79                                                 Yes
  Income Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-                         11/13/96                                                Yes
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                           11/24/76                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES           9/11/07                    Business Trust       MA         12/31
  TRUST(12)
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Conservative
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderate
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/10/04                                                Yes
  Portfolio - Core Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Dynamic Equity
  Fund(5),(16)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                  No
  Portfolio - Global Bond Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Growth Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      02/4/04                                                Yes
  Portfolio - Larger-Cap Value
  Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Smaller-Cap
  Value Fund(16)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio - Davis                             5/1/06                                                 Yes
  New York Venture
  Fund(11),(18)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio - Goldman                           2/4/04                                                 Yes
  Sachs Mid Cap Value
  Fund(11),(18)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio - Partners                          8/14/01                                                Yes
  Small Cap Value
  Fund(11),(18)
----------------------------------------------------------------------------------------------------------------------

SELIGMAN CAPITAL FUND, INC.           10/21/68         10/9/69     Corporation        MD         12/31        Yes
----------------------------------------------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND           10/8/82          6/23/83     Corporation        MD         12/31        Yes
  INFORMATION FUND, INC.
----------------------------------------------------------------------------------------------------------------------

SELIGMAN FRONTIER FUND, INC.           7/9/84         12/10/84     Corporation        MD         10/31        Yes
----------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL FUND SERIES,          11/22/91                     Corporation        MD         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------

Seligman Global Technology                             5/23/94                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

SELIGMAN GROWTH FUND, INC.            1/26/37          4/1/37      Corporation        MD         12/31        Yes
----------------------------------------------------------------------------------------------------------------------

SELIGMAN LASALLE REAL ESTATE          5/30/03                      Corporation        MD         12/31
  FUND SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global                            12/29/06                                                 No
  Real Estate Fund(17)
----------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly                            7/16/03                                                Yes
  Dividend Real Estate
  Fund(17)
----------------------------------------------------------------------------------------------------------------------

SELIGMAN MUNICIPAL FUND                8/8/83                      Corporation        MD         9/30
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

Seligman National Municipal                           12/31/83                                                Yes
  Class

----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 163

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                          12/30/83                                                 No
  Class
----------------------------------------------------------------------------------------------------------------------

Seligman New York Municipal                            1/3/84                                                  No
  Class
----------------------------------------------------------------------------------------------------------------------

SELIGMAN MUNICIPAL SERIES             7/25/84                    Business Trust       MA         9/30
  TRUST
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal                         11/20/84                                                 No
  High-Yield Series
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal                         11/20/84                                                 No
  Quality Series
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.              7/1/87                      Corporation        MD         12/31
----------------------------------------------------------------------------------------------------------------------

Seligman Capital Portfolio                             6/21/88                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman Common Stock                                  6/21/88                                                Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Communications and                           10/11/94                                                Yes
  Information Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Global Technology                             5/1/96                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman International Growth                          5/3/93                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Investment Grade                              6/21/88                                                Yes
  Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value                               5/1/98                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value                             5/1/98                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

SELIGMAN TARGETHORIZON ETF             7/6/05                      Corporation        MD         9/30
  PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                               10/3/05                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2025                               10/3/05                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                               10/2/06                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045                               10/2/06                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman TargETFund Core                               10/3/05                                                Yes
----------------------------------------------------------------------------------------------------------------------

SELIGMAN VALUE FUND SERIES,           1/27/97                      Corporation        MD         12/31
  INC.
----------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value Fund                          4/25/97                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value                             4/25/97                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------




    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

  (1)    Date merged into a Minnesota corporation incorporated on April 8, 1986.

  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable
         Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.

  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.



Statement of Additional Information - June 29, 2010                     Page 164

 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

 (16) Effective May 1, 2009, RiverSource Variable Portfolio - Growth Fund changed its name to Seligman Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund changed its name to RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund changed its name to Seligman Variable Portfolio - Larger-Cap Value Fund, and RiverSource Variable Portfolio - Small Cap Advantage Fund changed its name to Seligman Variable Portfolio - Smaller-Cap Value Fund.

 (17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.

 (18)    Effective May 1, 2010, RiverSource Partners Variable
         Portfolio - Fundamental Value Fund changed its name to Variable Portfolio - Davis New York Venture Fund; RiverSource Partners Variable Portfolio - Select Value Fund changed its name to Variable
         Portfolio - Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio - Small Cap Value Fund changed its name to Variable Portfolio - Partners Small Cap Value Fund.



Statement of Additional Information - June 29, 2010                     Page 165

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

On Nov. 7, 2008, Columbia Management announced the closing of its acquisition of
J. & W. Seligman & Co. Incorporated (the "Seligman Acquisition"). In connection with the Seligman Acquisition, Messrs. Leroy C. Richie and John F. Maher, who were members of the Seligman funds' Board prior to Nov. 7, 2008, began service on the Board after the Seligman Acquisition, which resulted in an overall increase from ten directors to twelve for all funds.

                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS*

                           POSITION HELD
                          WITH FUNDS AND                                       OTHER PRESENT OR
                             LENGTH OF           PRINCIPAL OCCUPATION         PAST DIRECTORSHIPS         COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 1/11/06     Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 55                                                                                              Audit
----------------------------------------------------------------------------------------------------------------------

Arne H. Carlson          Board member      Chair, RiverSource and           None                    Board Governance,
901 S. Marquette Ave.    since 1/5/99      Threadneedle funds, 1999-2006;                           Compliance,
Minneapolis, MN 55402                      former Governor of Minnesota                             Contracts,
Age 75                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 11/11/07    in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Audit
Age 55
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      University; former Dean,                                 Investment Review
Age 59                                     McCallum Graduate School of
                                           Business, Bentley University
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 3/1/85                                                               Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 75                                                                                              Investment Review,
                                                                                                    Audit
----------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 11/1/05     Shikiar Asset Management         Insurance; Hapoalim     Executive,
Minneapolis, MN 55402                                                       Securities USA, Inc.    Investment Review,
Age 74                                                                                              Audit
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    1/1/07, Board     Carleton College                 irrigation systems)     Contracts,
Age 71                   member since                                                               Executive,
                         1/1/02                                                                     Investment Review
----------------------------------------------------------------------------------------------------------------------

John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 11/7/08     Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Audit
Age 67                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 57                                     company)                                                 Executive,
                                                                                                    Investment Review

----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 166

                           POSITION HELD
                          WITH FUNDS AND                                       OTHER PRESENT OR
                             LENGTH OF           PRINCIPAL OCCUPATION         PAST DIRECTORSHIPS         COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 11/7/08     since 1987; Vice President and   (digital imaging);      Distribution,
Minneapolis, MN 55402                      General Counsel, Automotive      Infinity, Inc. (oil     Investment Review
Age 68                                     Legal Affairs, Chrysler          and gas exploration
                                           Corporation, 1990-1997           and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 11/13/02    Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 66                                     President, Aquila                (health management      Investment Review
                                           Biopharmaceuticals               programs)
----------------------------------------------------------------------------------------------------------------------



    * Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. because he serves as an independent director of a broker-dealer that has executed transactions for a subadviser to this fund.

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*

                                    POSITION HELD                                               OTHER PRESENT OR
                                   WITH FUNDS AND                                              PAST DIRECTORSHIPS
                                      LENGTH OF               PRINCIPAL OCCUPATION               (WITHIN PAST 5      COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS                  YEARS)         MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      Chairman of the Board, Columbia           None                 None
53600 Ameriprise Financial        since 11/7/01,    Management Investment Advisers, LLC
Center                            Vice President    (formerly RiverSource Investments, LLC)
Minneapolis, MN 55474             since 2002        since May 2010 (previously President,
Age 49                                              Chairman of the Board and Chief
                                                    Investment Officer, 2001-April 2010);
                                                    Senior Vice president, Atlantic Funds,
                                                    Columbia Funds and Nations Funds since
                                                    May 2010; Chief Executive Officer, U.S.
                                                    Asset Management &
                                                    President - Annuities, Ameriprise
                                                    Financial, Inc. since May 2010
                                                    (previously President - U.S. Asset
                                                    Management and Chief Investment Officer,
                                                    2005-April 2010 and Senior Vice
                                                    President - Chief Investment Officer,
                                                    2001-2005); Director, President and
                                                    Chief Executive Officer, Ameriprise
                                                    Certificate Company since 2006;
                                                    Director, Columbia Management Investment
                                                    Distributors, Inc. (formerly RiverSource
                                                    Fund Distributors, Inc.) since May 2010
                                                    (previously Chairman of the Board and
                                                    Chief Executive Officer, 2008-April
                                                    2010); Chairman of the Board and Chief
                                                    Executive Officer, RiverSource
                                                    Distributors, Inc. since 2006; former
                                                    Chief Investment Officer and Managing
                                                    Director, Zurich Scudder Investments
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.



Statement of Additional Information - June 29, 2010                     Page 167

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                            TABLE 27. FUND OFFICERS

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
J. Kevin Connaughton              President since   Senior Vice President and General
One Financial Center              5/1/10            Manager - Mutual Fund Products, Columbia
Boston, MA 02111                                    Management Investment Advisers, LLC since May
Age 46                                              2010; President, Columbia Funds since 2009
                                                    (previously Senior Vice President and Chief
                                                    Financial Officer, June 2008 - January 2009);
                                                    President, Atlantic Funds and Nations Funds
                                                    since 2009; Managing Director of Columbia
                                                    Management Advisors, LLC, December 2004 -
                                                    April 2010; Treasurer, Columbia Funds, October
                                                    2003 - May 2008; Treasurer, the Liberty Funds,
                                                    Stein Roe Funds and Liberty All-Star Funds,
                                                    December 2000 - December 2006; Senior Vice
                                                    President - Columbia Management Advisors, LLC,
                                                    April 2003 - December 2004; President,
                                                    Columbia Funds, Liberty Funds and Stein Roe
                                                    Funds, February 2004 - October 2004
--------------------------------------------------------------------------------------------------

Amy K. Johnson                    Vice President    Senior Vice President and Chief Operating
5228 Ameriprise Financial Center  since 12/5/06     Officer, Columbia Management Investment
Minneapolis, MN 55474                               Advisers, LLC (formerly RiverSource
Age 44                                              Investments, LLC) since May 2010 (previously
                                                    Chief Administrative Officer, 2009 - April
                                                    2010 and Vice President - Asset Management and
                                                    Trust Company Services, 2006-2009 and Vice
                                                    President - Operations and Compliance, 2004-
                                                    2006); Senior Vice President, Columbia Funds,
                                                    Atlantic Funds and Nations Funds since May
                                                    2010; Director of Product Development - Mutual
                                                    Funds, Ameriprise Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------

Jeffrey P. Fox                    Treasurer since   Chief Financial Officer, Columbia Management
105 Ameriprise Financial Center   7/10/02           Investment Distributors, Inc. (formerly
Minneapolis, MN 55474                               RiverSource Fund Distributors, Inc.) and of
Age 54                                              Seligman Data Corp. since 2008; Vice
                                                    President - Investment Accounting, Ameriprise
                                                    Financial, Inc. since 2002; Chief Financial
                                                    Officer, RiverSource Distributors, Inc. since
                                                    2006
--------------------------------------------------------------------------------------------------

Scott R. Plummer                  Vice President,   Chief Legal Officer and Assistant Secretary,
5228 Ameriprise Financial Center  General           Columbia Management Investment Advisers, LLC
Minneapolis, MN 55474             Counsel and       (formerly RiverSource Investments, LLC) since
Age 50                            Secretary since   June 2005; Vice President and Lead Chief
                                  12/5/06           Counsel - Asset Management, Ameriprise
                                                    Financial, Inc. since May 2010 (previously
                                                    Vice President and Chief Counsel - Asset
                                                    Management, 2005-April 2010 and Vice
                                                    President - Asset Management Compliance, 2004-
                                                    2005); Senior Vice President, Secretary and
                                                    Chief Legal Officer, Atlantic Funds, Columbia
                                                    Funds and Nations Funds since May 2010; Vice
                                                    President, Chief Counsel and Assistant
                                                    Secretary, Columbia Management Investment
                                                    Distributors, Inc. (formerly RiverSource Fund
                                                    Distributors, Inc.) since 2008; Vice
                                                    President, General Counsel and Secretary,
                                                    Ameriprise Certificate Company since 2005;
                                                    Chief Counsel, RiverSource Distributors, Inc.
                                                    since 2006; Senior Vice President and Chief
                                                    Compliance Officer, USBancorp Asset
                                                    Management, 2002-2004
--------------------------------------------------------------------------------------------------


Michael A. Jones                  Vice President    Director and President, Columbia Management
100 Federal Street                since 5/1/10      Investment Advisers, LLC since May 2010;
Boston, MA 02110                                    President and Director, Columbia Management
Age 51                                              Investment Distributors, Inc. since May 2010;
                                                    Senior Vice President, Atlantic Funds,
                                                    Columbia Funds and Nations Funds since May
                                                    2010; Manager, Chairman, Chief Executive
                                                    Officer and President, Columbia Management
                                                    Advisors, LLC, 2007 - April 2010; Chief
                                                    Executive Officer, President and Director,
                                                    Columbia Management Distributors, Inc.,
                                                    2006 - April 2010; former Co-President and
                                                    Senior Managing Director, Robeco Investment
                                                    Management

--------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 168

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Colin Moore                       Vice President    Chief Investment Officer, Columbia Management
One Financial Center              since 5/1/10      Investment Advisers, LLC since May 2010;
Boston, MA 02111                                    Senior Vice President, Atlantic Funds,
Age 52                                              Columbia Funds and Nations Funds since May
                                                    2010; Manager, Managing Director and Chief
                                                    Investment Officer, Columbia Management
                                                    Advisors, LLC, 2007- April 2010; Head of
                                                    Equities, Columbia Management Advisors, LLC,
                                                    2002-Sept. 2007
--------------------------------------------------------------------------------------------------


Linda Wondrack                    Chief Compliance  Vice President and Chief Compliance Officer,
One Financial Center              Officer since     Columbia Management Investment Advisers, LLC
Boston, MA 02111                  5/1/10            since May 2010; Chief Compliance Officer,
Age 46                                              Columbia Funds since 2007; Senior Vice
                                                    President and Chief Compliance Officer,
                                                    Atlantic Funds and Nations Funds since 2007;
                                                    Director (Columbia Management Group, LLC and
                                                    Investment Product Group Compliance), Bank of
                                                    America, June 2005 - April 2010; Director of
                                                    Corporate Compliance and Conflicts Officer,
                                                    MFS Investment Management (investment
                                                    management), August 2004 - May 2005
--------------------------------------------------------------------------------------------------


Neysa M. Alecu                    Money Laundering  Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center  Prevention        Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474             Officer since     Laundering Officer and Identity Theft
Age 46                            11/9/05 and       Prevention Officer, Columbia Management
                                  Identity Theft    Investment Distributors, Inc. (formerly
                                  Prevention        RiverSource Fund Distributors, Inc.) since
                                  Officer since     2008; Anti-Money Laundering Officer,
                                  2008              Ameriprise Financial, Inc. since 2005;
                                                    Compliance Director, Ameriprise Financial,
                                                    Inc., 2004-2008;
--------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds' Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds' service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

COMMITTEES OF THE BOARD
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.



Statement of Additional Information - June 29, 2010                     Page 169

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate's knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate's ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate's ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate's professional background would fit into the mix of experiences represented by the then-current Board.

-----------------------------------------------------------------------------------------------------------------------------
                                                             PROFESSIONAL BACKGROUND -- 2010
                           --------------------------------------------------------------------------------------------------
                                                                                                                     AUDIT
                            FOR PROFIT;  NON-PROFIT;                                                              COMMITTEE;
                              CIO/CFO;   GOVERNMENT;                LEGAL;                         DISTRIBUTION;   FINANCIAL
 NAME           GEOGRAPHIC    CEO/COO        CEO      INVESTMENT  REGULATORY  POLITICAL  ACADEMIC    MARKETING       EXPERT
-----------------------------------------------------------------------------------------------------------------------------
Blatz               MN                        X                        X          X
-----------------------------------------------------------------------------------------------------------------------------
Carlson             MN                        X                                   X
-----------------------------------------------------------------------------------------------------------------------------
Carlton             NY                                     X           X                                               X
-----------------------------------------------------------------------------------------------------------------------------
Flynn               MA                                                                       X
-----------------------------------------------------------------------------------------------------------------------------
Jones               MD                                                 X                                               X
-----------------------------------------------------------------------------------------------------------------------------
Laikind             NY           X                         X                                             X             X
-----------------------------------------------------------------------------------------------------------------------------
Lewis               MN                        X                                              X
-----------------------------------------------------------------------------------------------------------------------------
Maher               CT           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------
Paglia              NY           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------
Richie              MI           X                                     X
-----------------------------------------------------------------------------------------------------------------------------
Taunton-Rigby       MA           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------


With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors' increased access to information regarding the funds' investment manager, which is the funds' most significant service provider.

COMPLIANCE COMMITTEE -- Supports the funds' maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the funds' CCO to meet with Independent Directors on a regular basis to discuss compliance matters.



Statement of Additional Information - June 29, 2010                     Page 170

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds' financial statements and independent audits as well as the funds' compliance with legal and regulatory requirements relating to the funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds' risks by, among other things, meeting with the funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds' Disclosure Controls and Procedures.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


                                        BOARD                                                     INVESTMENT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE    COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            4            2           6          6
January 31
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            4            1           5          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            3            0           5          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            3           6          6
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            3           6          6
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            4            2           6          6
December 31
-----------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 29, 2010                     Page 171

BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2009 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.

                         TABLE 29. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2009:

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               RiverSource Absolute Return Currency and     $50,001-$100,000                    Over $100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Income Opportunities Fund        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Growth        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Value         $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Precious Metals and Mining       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Real Estate                      $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Communication and Information Fund  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Fund             $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Arne Carlson                 RiverSource Cash Management                  Over $100,000                       Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Recovery and Infrastructure      $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 172

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Pamela Carlton               RiverSource Absolute Return Currency and     $1-$10,000                         Over $100,000**
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Cash Management*                 $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Floating Rate*                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn            RiverSource Cash Management*                 $1-$10,000                       $50,001-$100,000**
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity*      $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                RiverSource Disciplined Equity               $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Small Company Index              Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $10,001-$50,000
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              RiverSource 120/20 Contrarian Equity         $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Cash Management                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 173

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        RiverSource 120/20 Contrarian Equity         $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $10,001-$50,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Cash Management*                 $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond*                $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Emerging Markets Bond            $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Growth                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information*     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

John F. Maher                RiverSource Cash Management*                 $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman Communications and Information*     Over $100,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       RiverSource Cash Management*                 $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource Floating Rate*                   Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 174

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie              RiverSource Balanced                         $1-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Equity               $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $1-$10,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Capital                             $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $1-$10,000
                             Seligman Frontier                            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         RiverSource 120/20 Contrarian Equity         $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Income Builder Enhanced Income   Over 100,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Value                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $50,001-$100,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Value         $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 175

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Ted Truscott                 RiverSource 120/20 Contrarian Equity         $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Equity               Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined International        Over $100,000
                             Equity
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Large Cap Growth     $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Large Cap Value      $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Small and Mid Cap    $10,001-$50,000
                             Equity
                             ------------------------------------------------------------------------
                             RiverSource Diversified Bond                 Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Diversified Equity Income        $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Emerging Markets Bond            $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Global Bond                      Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond                  Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Income Opportunities             $50,001- $100,000
                             ------------------------------------------------------------------------
                             RiverSource Inflation Protected Securities   $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Limited Duration Bond            Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Mid Cap Value                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    Over $100,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $10,001-$50,000
                             Value
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Equity        Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate       $50,001-$100,000
                             Aggressive
                             ------------------------------------------------------------------------
                             RiverSource Retirement Plus 2035             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation             Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Income Allocation      Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Premium Technology Growth           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                     Page 176

    *    Deferred compensation invested in share equivalents:

A. Carlton   RiverSource Cash Management..........  $1-$10,000
             RiverSource Floating Rate............  $50,001-$100,000
B. Flynn     RiverSource Cash Management..........  $1-$10,000
             Threadneedle International             $50,001-$100,000
             Opportunity..........................
C. Lewis     RiverSource Cash Management..........  $1-$10,000
             RiverSource Diversified Bond.........  $1-$10,000
             RiverSource Diversified Equity         $50,001-$100,000
             Income...............................
             Seligman Communications and            $50,001-$100,000
             Information..........................
D. Maher     RiverSource Cash Management..........  $10,001-$50,000
             Seligman Communications and            Over $100,000
             Information..........................
E. Paglia    RiverSource Cash Management..........  $10,001-$50,000
             RiverSource Floating Rate............  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 1.34% of RiverSource Retirement Plus 2035 Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other fund in the Fund Family.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS


                                                         TOTAL CASH COMPENSATION FROM
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $190,000
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     192,500
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   180,000(b)
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   185,000(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       192,500
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     180,000(b)
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               410,000(b)
----------------------------------------------------------------------------------------------
John F. Maher                                                       175,000(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              192,500
----------------------------------------------------------------------------------------------
Leroy Richie                                                        182,500
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                182,500
----------------------------------------------------------------------------------------------





 (a) Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial's acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.



 (b) Ms. Carlton, Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $43,333, $70,833, $53,750, $68,667, and $175,000, respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.


The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the Independent Directors, and the Funds' service providers) which result in a


Statement of Additional Information - June 29, 2010                     Page 177
significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and sub- committee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Board Directors are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board's Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource, Seligman or Threadneedle funds in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

           TABLE 31. BOARD MEMBER(a) Compensation -- Individual Funds

                                AGGREGATE COMPENSATION FROM FUND
                         ----------------------------------------------
FUND                      BLATZ    CARLSON    CARLTON   FLYNN    JONES
-----------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------
RiverSource Income             *          *         *        *        *
Builder Basic Income
-----------------------------------------------------------------------

RiverSource Income             *          *         *        *        *
Builder Enhanced Income
-----------------------------------------------------------------------

RiverSource Income             *          *         *        *        *
Builder Moderate Income
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Aggressive
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Conservative
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Moderate
-----------------------------------------------------------------------

RiverSource Portfolio          *          *         *        *        *
Builder Moderate
Aggressive
-----------------------------------------------------------------------

RiverSource Portfolio          *          *         *        *        *
Builder Moderate
Conservative
-----------------------------------------------------------------------
RiverSource Portfolio          *          *         *        *        *
Builder Total Equity
-----------------------------------------------------------------------
RiverSource S&P 500       $  294     $  303    $  273   $  282   $  295
Index -- total
Amount deferred                0          0        96       91        0
-----------------------------------------------------------------------
RiverSource Small            928        954       862      887      928
Company Index -- total
Amount deferred                0          0       302      287        0
-----------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------
RiverSource Equity         1,720      1,744     1,604    1,653    1,744
Value -- total
Amount deferred                0          0       463      595        0
-----------------------------------------------------------------------

RiverSource Precious         354        359       330      339      359
Metals and
Mining -- total
Amount deferred                0          0        96      122        0
-----------------------------------------------------------------------
                                        AGGREGATE COMPENSATION FROM FUND
                         -------------------------------------------------------------
                                                                              TAUNTON-
FUND                      LAIKIND   LEWIS     MAHER      PAGLIA     RICHIE     RIGBY
--------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------
RiverSource Income              *        *          *          *          *          *
Builder Basic Income
--------------------------------------------------------------------------------------

RiverSource Income              *        *          *          *          *          *
Builder Enhanced Income
--------------------------------------------------------------------------------------

RiverSource Income              *        *          *          *          *          *
Builder Moderate Income
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Aggressive
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Conservative
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Moderate
--------------------------------------------------------------------------------------

RiverSource Portfolio           *        *          *          *          *          *
Builder Moderate
Aggressive
--------------------------------------------------------------------------------------

RiverSource Portfolio           *        *          *          *          *          *
Builder Moderate
Conservative
--------------------------------------------------------------------------------------
RiverSource Portfolio           *        *          *          *          *          *
Builder Total Equity
--------------------------------------------------------------------------------------
RiverSource S&P 500        $  273   $  677     $  265     $  303     $  282     $  282
Index -- total
Amount deferred                25      105        265          0          0          0
--------------------------------------------------------------------------------------
RiverSource Small             862    2,129        834        954        887        887
Company Index -- total
Amount deferred                80      329        834          0          0          0
--------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------
RiverSource Equity          1,604    3,776      1,561      1,744      1,629      1,629
Value -- total
Amount deferred               336      618      1,561          0          0          0
--------------------------------------------------------------------------------------

RiverSource Precious          330      776        321        358        335        335
Metals and
Mining -- total
Amount deferred                68      127        321          0          0          0
--------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                     Page 178

                                AGGREGATE COMPENSATION FROM FUND
                         ----------------------------------------------
FUND                      BLATZ    CARLSON    CARLTON   FLYNN    JONES
-----------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------
RiverSource 120/20          $103       $104      $ 97     $100     $104
Contrarian
Equity -- total
Amount deferred                0          0        24       38        0
-----------------------------------------------------------------------
RiverSource Recovery         912        929       869      903      929
and
Infrastructure -- total
Amount deferred                0          0       170      366        0
-----------------------------------------------------------------------
RiverSource Retirement         *          *         *        *        *
Plus 2010
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2015
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2020
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2025
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2030
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2035
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2040
-----------------------------------------------------------------------

RiverSource Retirement         *          *         *        *        *
Plus 2045
-----------------------------------------------------------------------
                                        AGGREGATE COMPENSATION FROM FUND
                         -------------------------------------------------------------
                                                                              TAUNTON-
FUND                      LAIKIND   LEWIS     MAHER      PAGLIA     RICHIE     RIGBY
--------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------
RiverSource 120/20           $ 97   $  221       $ 95       $104       $ 99       $ 99
Contrarian
Equity -- total
Amount deferred                29       37         95          0          0          0
--------------------------------------------------------------------------------------
RiverSource Recovery          869    1,880        853        929        886        886
and
Infrastructure -- total
Amount deferred               333      326        853          0          0          0
--------------------------------------------------------------------------------------
RiverSource Retirement          *        *          *          *          *          *
Plus 2010
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2015
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2020
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2025
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2030
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2035
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2040
--------------------------------------------------------------------------------------

RiverSource Retirement          *        *          *          *          *          *
Plus 2045
--------------------------------------------------------------------------------------




FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------
RiverSource High Yield     2,858      2,939     2,658    2,760    2,858
Bond -- total
Amount deferred                0          0       399    1,153        0
-----------------------------------------------------------------------

RiverSource Partners       1,019      1,042       947      978    1,019
Aggressive
Growth -- total
Amount deferred                0          0       113      424        0
-----------------------------------------------------------------------

RiverSource Partners       1,679      1,718     1,561    1,613    1,679
Fundamental
Value -- total
Amount deferred                0          0       189      697        0
-----------------------------------------------------------------------

RiverSource Partners         757        775       704      728      756
Select Value -- total
Amount deferred                0          0        94      311        0
-----------------------------------------------------------------------

RiverSource Partners         394        403       367      379      394
Small Cap
Equity -- total
Amount deferred                0          0        45      164        0
-----------------------------------------------------------------------

RiverSource Partners         913        935       849      878      913
Small Cap
Value -- total
Amount deferred                0          0       109      377        0
-----------------------------------------------------------------------

RiverSource Short
Duration U.S.
Government -- total        2,066      2,127     1,922    2,003    2,066
Amount deferred                0          0       282      838        0
-----------------------------------------------------------------------

RiverSource U.S.
Government
Mortgage -- total            959        987       892      929      959
Amount deferred                0          0       129      390        0
-----------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------
RiverSource Dividend       3,044      3,122     2,834    2,939    3,044
Opportunity -- total
Amount deferred                0          0       497    1,193        0
-----------------------------------------------------------------------

RiverSource Real             407        417       380      392      407
Estate -- total
Amount deferred                0          0        63      161        0
-----------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------
RiverSource Cash          12,299     12,654    11,462   11,931   12,300
Management -- total
Amount deferred                0          0     2,287    4,694        0
-----------------------------------------------------------------------

RiverSource Disciplined    5,709      5,852     5,322    5,512    5,709
Equity -- total
Amount deferred                0          0     1,019    2,194        0
-----------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------
RiverSource High Yield      2,658    6,516      1,161      2,817      1,508      2,738
Bond -- total
Amount deferred                 0      990        999      1,609          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          947    2,273        338        984        461        971
Aggressive
Growth -- total
Amount deferred                 0      346        282        638          0          0
--------------------------------------------------------------------------------------

RiverSource Partners        1,561    3,739        574      1,635        783      1,600
Fundamental
Value -- total
Amount deferred                 0      569        473      1,054          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          704    1,702        283        739        370        722
Select Value -- total
Amount deferred                 0      259        234        454          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          367      880        136        383        183        375
Small Cap
Equity -- total
Amount deferred                 0      134        112        246          0          0
--------------------------------------------------------------------------------------

RiverSource Partners          849    2,042        328        891        436        871
Small Cap
Value -- total
Amount deferred                 0      311        272        559          0          0
--------------------------------------------------------------------------------------

RiverSource Short
Duration U.S.
Government -- total         1,922    4,646        846      2,069      1,151      1,983
Amount deferred                 0      709        706      1,201          0          0
--------------------------------------------------------------------------------------

RiverSource U.S.
Government
Mortgage -- total             892    2,156        388        956        523        920
Amount deferred                 0      329        324        559          0          0
--------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------
RiverSource Dividend        2,834    6,877      1,442      3,178      1,835      2,913
Opportunity -- total
Amount deferred                 0    1,047      1,241      1,681          0          0
--------------------------------------------------------------------------------------

RiverSource Real              380      921        183        423        227        389
Estate -- total
Amount deferred                 0      140        158        234          0          0
--------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------
RiverSource Cash           11,462   26,969      6,321     12,902      8,362     11,817
Management -- total
Amount deferred                 0    4,115      5,468      6,102          0          0
--------------------------------------------------------------------------------------

RiverSource Disciplined     5,322   12,387      2,781      5,955      3,649      5,464
Equity -- total
Amount deferred                 0    1,887      2,415      2,947          0          0
--------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                     Page 179

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small   $   383  $   396  $   356  $   373  $   383  $   356  $   865   $  262  $   403   $  319   $   370
and Mid Cap Equity -- total
Amount deferred                       0        0       98      133        0        0      132      233      118        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small       118      122      109      114      118      110      265       76      123       91       113
Cap Value -- total
Amount deferred                       0        0       29       41        0        0       40       68       39        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Floating              1,003    1,030      934      969    1,003      935    2,213      525    1,045      671       962
Rate -- total
Amount deferred                       0        0      201      375        0        0      336      475      458        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Income                  905      934      843      876      905      843    2,049      600      944      726       871
Opportunities -- total
Amount deferred                       0        0      243      309        0        0      310      562      250        0         0
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation             2,105    2,161    1,961    2,035    2,105    1,961    4,589    1,054    2,201    1,390     2,017
Protected Securities -- total
Amount deferred                       0        0      385      805        0        0      700      916    1,062        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Limited Duration        506      519      471      489      506      471    1,112      277      528      359       485
Bond -- total
Amount deferred                       0        0      106      187        0        0      169      248      218        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-         444      457      412      429      444      412    1,003      263      465      335       426
Exempt -- total
Amount deferred                       0        0       98      161        0        0      153      234      179        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Diversified           9,578    9,858    8,910    9,270    9,578    8,910   21,784    5,758   10,028    7,302     9,191
Bond -- total
Amount deferred                       0        0    2,180    3,449        0        0    3,315    5,171    3,715        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-          830      855      772      804      830      772    1,887      502      870      636       797
Exempt -- total
Amount deferred                       0        0      189      299        0        0      287      450      321        0         0
----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-           147      151      137      142      147      137      334       88      154      112       141
Exempt -- total
Amount deferred                       0        0       33       53        0        0       51       79       57        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced -- total     1,543    1,585    1,436    1,491    1,543    1,436    3,469    1,042    1,614    1,297     1,477
Amount deferred                       0        0      392      534        0        0      529      940      477        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large       952      977      883      913      952      882    2,194      730      988      850       908
Cap Growth -- total
Amount deferred                       0        0      291      304        0        0      332      691      163        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Large       330      339      305      315      330      305      770      277      341      308       314
Cap Value -- total
Amount deferred                       0        0      116       97        0        0      116      273       18        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Diversified Equity   11,145   11,437   10,376   10,768   11,145   10,376   24,962    7,460   11,656    9,314    10,667
Income -- total
Amount deferred                       0        0    2,800    3,875        0        0    3,806    6,697    3,540        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap               4,836    4,960    4,498    4,664    4,836    4,498   10,838    3,287    5,051    4,070     4,622
Value -- total
Amount deferred                       0        0    1,242    1,665        0        0    1,651    2,970    1,461        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Strategic             3,493    3,591    3,253    3,382    3,493    3,253    7,846    2,335    3,661    2,928     3,350
Allocation -- total
Amount deferred                       0        0      873    1,219        0        0    1,197    2,091    1,124        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income        544      559      505      523      544      506    1,238      397      567      475       520
Allocation -- total
Amount deferred                       0        0      155      179        0        0      188      369      123        0         0
----------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                     Page 180

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal    $   86   $   89   $   79   $   75   $   86   $   80   $  194   $   74   $   73   $   82    $   82
High-Yield -- total
Amount deferred                       0        0       25       20        0        0       25       68        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman California Municipal       101      105       93       88      101       94      228       87       86       97        97
Quality -- total
Amount deferred                       0        0       30       23        0        0       29       20        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Minnesota                  170      176      156      148      170      157      382      146      145      162       162
Municipal -- total
Amount deferred                       0        0       50       39        0        0        0      134        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman National                   625      643      582      587      624      582    1,494      528      615      600       600
Municipal -- total
Amount deferred                       0        0      221      171        0        0      216      517        0        0         0
----------------------------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal -- total                  187      194      173      165      187      173      425      162      164      179       179
Amount deferred                       0        0       57       44        0        0       55      150        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  61       62       56       52       61       56      134       52       50       58        58
2015 -- total
Amount deferred                       0        0       17       14        0        0       16       47        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  69       71       64       60       69       64      154       59       58       66        66
2025 -- total
Amount deferred                       0        0       20       16        0        0       19       54        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  18       19       17       16       19       17       42       16       16       18        18
2035 -- total
Amount deferred                       0        0        0        0        0        0        5       15        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                  10       10        9        8       10        9       23        9        9       10        10
2045 -- total
Amount deferred                       0        0        3        2        0        0        0        8        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund                 136      140      125      116      136      125      301      116      112      129       129
Core -- total
Amount deferred                       0        0       39       30        0        0       37      105        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return
Currency and Income -- total      1,356    1,410    1,252    1,322    1,356    1,252    3,201    1,017    1,446    1,306     1,306
Amount deferred                       0        0      366      459        0        0      490      891      364        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined
International Equity -- total       908      931      840      873      908      840    2,166      699      951      863       863
Amount deferred                       0        0      260      297        0        0      331      625      206        0         0
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets
Bond -- total                       465      477      430      447      465      430    1,118      363      486      443       442
Amount deferred                       0        0      137      150        0        0      170      330       94        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Global                1,293    1,329    1,196    1,246    1,293    1,196    3,068      970    1,361    1,232     1,232
Bond -- total
Amount deferred                       0        0      361      428        0        0      469      866      318        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners
International Select
Growth -- total                     903      929      836      870      903      836    2,159      703      947      861       861
Amount deferred                       0        0      266      293        0        0      329      637      186        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners
International Select
Value -- total                    2,143    2,201    1,983    2,062    2,143    1,983    5,121    1,674    2,245    2,042     2,042
Amount deferred                       0        0      633      693        0        0      780    1,518      432        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners
International Small
Cap -- total                        124      128      115      120      124      115      299       98      130      119       119
Amount deferred                       0        0       37       40        0        0       46       89       24        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Frontier -- total           89       92       83       77       89       82      205       76       75       85        85
Amount deferred                       0        0       26       20        0        0       26       70        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Global
Technology -- total                 673      691      622      595      672      622    1,581      583      594      640       640
Amount deferred                       0        0      209      162        0        0      210      545        0        0         0
----------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 29, 2010                     Page 181

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia
Pacific(a) -- total              $   22   $   22   $   20   $   21   $   22   $   20  $    60   $   20   $   22   $   20    $   20
Amount deferred                       0        0        8        6        0        0        9       20        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total                    878      898      814      841      878      814    2,144      703      912      835       835
Amount deferred                       0        0      275      276        0        0      325      656      137        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle European
Equity -- total                     161      166      149      155      161      149      385      125      169      153       153
Amount deferred                       0        0       47       52        0        0       59      113       34        0         0
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global               1,092    1,124    1,010    1,052    1,092    1,010    2,613      855    1,145    1,043     1,043
Equity -- total
Amount deferred                       0        0      325      352        0        0      398      780      213        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity
Income -- total                      54       55       50       52       54       50      131       44       56       52        52
Amount deferred                       0        0       17       17        0        0       20       41        7        0         0
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended
Alpha -- total                       16       16       14       15       16       15       38       12       16       15        15
Amount deferred                       0        0        5        5        0        0        6       11        3        0         0
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity -- total                902      927      835      869      902      835    2,163      709      945      861       861
Amount deferred                       0        0      268      291        0        0      329      642      178        0         0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt -- total                 220      227      203      211      219      203      527      195      228      210       210
Amount deferred                       0        0       75       66        0        0       80      181       16        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Mid Cap
Growth -- total                   1,441    1,479    1,332    1,375    1,441    1,332    3,423    1,277    1,489    1,370     1,370
Amount deferred                       0        0      495      430        0        0      517    1,193       94        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt
Bond -- total                     1,649    1,703    1,526    1,586    1,649    1,526    3,963    1,467    1,715    1,580     1,580
Amount deferred                       0        0      560      499        0        0      599    1,353      126        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt
High Income -- total              5,635    5,818    5,215    5,420    5,635    5,215   13,540    5,012    5,860    5,399     5,399
Amount deferred                       0        0    1,915    1,705        0        0    2,046    4,627      427        0         0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Government
Money Market -- total               348      363      323      338      349      323      828      313      363      338       338
Amount deferred                       0        0      129      101        0        0      124      313        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle
Global Real Estate -- total          31       32       29       30       31       29       71       28       32       29        29
Amount deferred                       0        0       12        9        0        0       11       28        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly
Dividend Real Estate -- total        60       62       56       57       60       56      139       54       62       58        58
Amount deferred                       0        0       22       17        0        0       21       54        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax Exempt
Money Market -- total               248      258      230      239      248      230      585      224      258      239       239
Amount deferred                       0        0       92       72        0        0       88      224        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Capital -- total           530      545      491      507      530      491    1,228      476      545      507       507
Amount deferred                       0        0      197      152        0        0      184      476        0        0         0

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 182

                                                                 AGGREGATE COMPENSATION FROM FUND
                                --------------------------------------------------------------------------------------------------
                                                                                                                          TAUNTON-
FUND                             BLATZ   CARLSON  CARLTON   FLYNN    JONES   LAIKIND   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and      $7,421   $7,621   $6,888   $7,087   $7,421   $6,888  $17,086   $6,672   $7,621   $7,087    $7,087
Information -- total
Amount deferred                       0        0    2,755    2,126        0        0    2,563    6,672        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Growth -- total          1,806    1,825    1,672    1,690    1,806    1,672    3,803    1,654    1,825    1,690     1,690
Amount deferred                       0        0      669      507        0        0      570    1,654        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap                  497      507      463      473      497      463    1,143      445      507      473       473
Value -- total
Amount deferred                       0        0      185      142        0        0      172      445        0        0         0
----------------------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap                463      472      429      437      463      429    1,019      420      472      437       437
Value -- total
Amount deferred                       0        0      172      131        0        0      153      420        0        0         0
----------------------------------------------------------------------------------------------------------------------------------



* The Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the affiliated underlying funds in which each Fund-of-Funds invests.

(a) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

The RiverSource, Seligman and Threadneedle funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



Statement of Additional Information - June 29, 2010                     Page 183

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed under securities laws to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A       24.34%                --
                                       Schwab)
                                       a brokerage firm in San Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management Investment Advisers,  Class R4     100.00%                --
                                       LLC
                                       (Columbia Management), Minneapolis, MN
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Enhanced                Charles Schwab                            Class A       30.62%            26.58%(a)
Income                                                                           Class R4      74.05%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4      25.95%                --
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Moderate                Charles Schwab                            Class A       30.24%            26.31%(a)
Income                                                                           Class R4      48.17%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4      51.83%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive           Wells Fargo Bank NA (Wells Fargo Bank),   Class R4      52.43%                --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      30.18%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc. ( GWFS Equities),      Class R4      12.50%                --
                                       Greenwood Village, CO
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative         Charles Schwab                            Class A        5.32%                --
                                                                                 Class R4      20.85%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      59.72%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4      13.92%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.24%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             Charles Schwab                            Class R4      54.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      32.25%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Becker Tire &  Class R4       9.17%                --
                                       Treading, Inc., Denver, CO
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             Charles Schwab                            Class R4      73.17%                --
Aggressive                             Fifth Third Bank TTEE, Cincinnati, OH     Class R4      11.66%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Becker Tire &  Class R4       7.96%                --
                                       Treading, Inc., Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4       5.64%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             Charles Schwab                            Class R4      57.77%                --
Conservative
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4      30.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      11.90%                --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity         Wells Fargo Bank                          Class R4      52.82%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      43.75%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 184

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index                        Charles Schwab                            Class D      100.00%            35.16%(a)
                                                                                 Class E       21.47%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class E       78.44%            64.76%(a)
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------

Small Company Index                    Charles Schwab                            Class A        6.24%                --
                                                                                 Class R4       5.65%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      80.56%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value               Charles Schwab                            Class A        5.37%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R2      21.35%                --
                                                                                 Class R5     100.00%                --
                                                                                 Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.81%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.71%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.55%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.70%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, FBO Alumaline Corp. of  Class R2      71.11%                --
                                       America, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company, FBO Aurora        Class R2       7.54%                --
                                       Packing Company 401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      74.65%                --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3      96.49%                --
                                                                                 Class R4      19.20%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Precious                   Charles Schwab                            Class A       12.26%                --
Metals and Mining                                                                Class R4      57.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class I      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Merrill Lynch Pierce Fenner & Smith (MLP  Class C       13.50%                --
                                       Fenner & Smith), Jacksonville, FL
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company, FBO Jacinto       Class R4      32.22%                --
                                       Medical Group PA 401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, FBO Saddle Butte        Class R4       7.99%                --
                                       Operating, Denver, CO
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20                     Columbia Management                       Class I      100.00%                --
Contrarian Equity                                                                Class R5     100.00%

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 185

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Recovery                   Columbia Management                       Class R2      24.00%                --
and Infrastructure                                                               Class R3     100.00%
                                                                                 Class R5      33.12%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       17.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate                Class I       26.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.80%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       17.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R5      66.86%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Brian P.       Class R2      75.00%                --
                                       Sommer
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      29.19%                --
                                       Inc. (American Enterprise Investment
                                       Services), Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO Cisco Systems Inc., Acton,   Class R4       5.96%                --
                                       MA
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 Columbia Management                       Class R2     100.00%                --
Plus 2010                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            63.98%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 Columbia Management                       Class R2     100.00%                --
Plus 2015                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            76.23%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 Columbia Management                       Class R3     100.00%                --
Plus 2020                                                                        Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       David T. Matthiesen, Littleton, CO        Class A        8.38%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Applied Reliability  Class R2      80.49%                --
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS (Matrix          Class R2      14.86%                --
                                       Capital), Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            75.54%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 Columbia Management                       Class R2      16.35%                --
Plus 2025                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Eric Taketa, Wailuku, Hi                  Class A        8.10%                --
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        5.78%                --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      83.64%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            87.25%(a)

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 186

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement                 Columbia Management                       Class R2      31.82%                --
Plus 2030                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A       10.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Steven and Teresa Bockian, Orlando, FL    Class A        5.89%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Applied Reliability  Class R2      68.18%                --
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            87.56%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 Columbia Management                       Class R2     100.00%                --
Plus 2035                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A        7.30%                --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson, Hot       Class A        5.23%                --
                                       Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.87%            89.55%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 Columbia Management                       Class R2      32.46%                --
Plus 2040                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      67.53%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.82%            86.36%(a)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement                 Columbia Management                       Class R2      82.98%                --
Plus 2045                                                                        Class R3     100.00%
                                                                                 Class R4      28.19%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Applied Reliability  Class R2      17.02%                --
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Michael C. Davis, St.  Class R4      71.81%                --
                                       Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            88.66%(a)
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond            Columbia Management                       Class R2      27.22%                --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       29.71%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       24.42%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       39.22%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.82%                --
                                       Inc. Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       12.31%                --
                                                                                 Class R4      20.13%
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity,           Class R3      91.93%                --
                                       Hartford, CT
                                                                                 Class R4      79.48%
                                      ------------------------------------------------------------------------------------------
                                       Applied Reliability Engineering, Denver,  Class R2      72.76%                --
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       7.76%                --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 29, 2010                     Page 187

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental       RiverSource Portfolio Builder Aggressive  Class I       17.95%            25.99%(a)
Value                                  Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       25.18%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       30.44%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.45%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       17.77%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.14%                --
                                                                                 Class R4      95.38%
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small Cap Value   Columbia Management                       Class R3       8.30%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       17.22%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       24.12%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       32.85%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.31%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       17.33%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.88%                --
                                                                                 Class R4      92.22%
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2      99.33%                --
                                       (Hartford Life),
                                       Weatogue, CT                              Class R3      91.70%
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank, Kansas City, MO      Class R5      99.97%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S.        Columbia Management                       Class W      100.00%                --
Government
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I       59.22%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       40.78%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      97.47%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 188

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage   RiverSource Income Builder Basic Income   Class I       33.50%            66.83%(a)
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       17.22%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       49.28%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company,       Class R4      14.85%                --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       16.85%                --
                                                                                 Class R4      44.59%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      20.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Ury & Moskow, LLC Retirement Plan,        Class R4      19.96%                --
                                       Fargo, ND
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                   Columbia Management                       Class R2     100.00%                --
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5      56.75%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       10.91%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I        9.28%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       22.66%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       10.17%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       14.33%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       17.47%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       10.22%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       18.63%                --
                                                                                 Class R4     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Securian Financial Services, St. Paul,    Class R5      43.25%                --
                                       MN
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate                Columbia Management                       Class R4       7.19%            65.51%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       22.74%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       18.62%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I        5.86%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I        6.95%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       15.85%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       14.73%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        5.92%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I        5.80%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.06%                --
                                                                                 Class R4      92.81%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 189

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash                       Columbia Management                       Class R2     100.00%                --
Management                                                                       Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       23.30%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       15.23%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I       23.02%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       20.90%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.91%                --
                                      ------------------------------------------------------------------------------------------
                                       J. Haley Stephens, Calhoun, GA            Class C        8.42%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       96.49%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                Columbia Management                       Class R2     100.00%                --
Equity                                                                           Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I        5.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I        7.70%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I        9.53%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       13.56%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       16.40%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I        9.55%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.88%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                Columbia Management                       Class R4      82.97%          13.03%(a)
Small and Mid Cap Equity
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I        7.49%                --
                                       Portfolios - Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I       19.66%                --
                                       Portfolios - Moderate
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I       15.96%                --
                                       Portfolios - Moderately Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I        9.78%                --
                                       Portfolios - Moderately Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2015 Fund     Class I        5.45%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2020 Fund     Class I        5.84%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2025 Fund     Class I        7.56%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2030 Fund     Class I        8.07%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Retirement Plus 2035 Fund     Class I        5.36%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       16.28%                --
                                                                                 Class R4      17.03%
                                      ------------------------------------------------------------------------------------------
                                       Canio A. and Susan A. Petruzzi,           Class B        5.89%                --
                                       Thomaston, CT
                                      ------------------------------------------------------------------------------------------
                                       Lloyd E. Hackman, Fort Meyers, FL         Class C       31.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Jennifer Woolbright, Reston, VA           Class C        8.36%                --
                                      ------------------------------------------------------------------------------------------
                                       Carl L. and Vicki L. Ulepich, Frontenac,  Class C        6.42%                --
                                       KS

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 190

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                Columbia Management                       Class A       62.34%          79.68%(a)
Small Cap Value                                                                  Class C        8.07%
                                                                                 Class R2     100.00%
                                                                                 Class R3      77.57%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       34.53%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       19.47%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       45.98%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       Mary Ann Maloney, Hillsdale, MI           Class B        6.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Sanford A. Greentree, Westlake Vlg, CA    Class C       24.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Jill Thompson, Moundsview, MN             Class C       11.67%                --
                                      ------------------------------------------------------------------------------------------
                                       Bea Vande Merwe, Salt Lake City, UT       Class C       11.38%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard T. Castiano, Fort Myers, FL       Class C        9.81%                --
                                      ------------------------------------------------------------------------------------------
                                       Timothy E. Releford, New York, NY         Class C        8.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Eric C. Stewart, East Dubuque, IL         Class C        7.14%                --
                                      ------------------------------------------------------------------------------------------
                                       Mary K. Hall, Springport, IN              Class C        6.78%                --
                                      ------------------------------------------------------------------------------------------
                                       Matthew M. Harrison, Richmond, IN         Class C        6.06%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, Denver, CO              Class R3      22.43%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Floating Rate              Columbia Management                       Class R4       7.75%          27.06%(a)
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       11.90%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I       21.50%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       39.46%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       11.27%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        7.12%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       33.73%                --
                                                                                 Class R4      92.25%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A       14.75%                --
                                       Services LLC, Newark, NJ
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Income                     RiverSource Portfolio Builder Aggressive  Class I        9.17%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
Opportunities                          RiverSource Portfolio Builder Moderate    Class I       39.99%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       28.96%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.12%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Enhanced       Class I        6.30%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I        7.70%                --
                                       Income Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       42.46%                --
                                                                                 Class R4      38.02%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      58.43%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       16.26%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 191

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation                  RiverSource Life Insurance Company        Class R4      13.67%          28.57%(a)
                                      ------------------------------------------------------------------------------------------
Protected Securities                   RiverSource Portfolio Builder Aggressive  Class I        5.17%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I       11.99%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       32.83%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       20.63%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       16.29%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.96%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       24.12%                --
                                                                                 Class R4      21.26%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets (Citigroup       Class C       12.04%                --
                                       Global Markets), Owings Mills, MD
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS, Denver, Co      Class R4      56.89%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.23%                --
                                                                                 Class R2      67.70%
                                      ------------------------------------------------------------------------------------------
                                       Beverly J. Barren, Dickson City, PA       Class R2       5.83%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Limited                    Columbia Management                       Class W      100.00%          42.05%(a)
                                      ------------------------------------------------------------------------------------------
Duration Bond                          RiverSource Portfolio Builder             Class I       42.99%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       12.36%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.12%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       36.97%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       28.37%                --
                                                                                 Class R4      95.29%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A        8.71%                --
                                       Services
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       21.84%                --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource California                 Charles Schwab                            Class A        5.50%                --
                                      ------------------------------------------------------------------------------------------
Tax-Exempt                             Anna M. Hunt Woods, Playa Vista, CA       Class B        5.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Investments LLC,              Class C       13.62%                --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Robert W. Baird & Co. Inc., Milwaukee,    Class C        6.60%                --
                                       WI
                                      ------------------------------------------------------------------------------------------
                                       First Clearing, LLC, Buza Family Trust,   Class C        5.22%                --
                                       Cardiff, CA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 192

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond           Columbia Management                       Class R2      12.90%                --
                                                                                 Class R3     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C       18.12%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        8.71%                --
                                                                                 Class R2      10.60%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder             Class I        6.60%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       36.40%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       21.02%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       13.84%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company (Frontier Trust    Class R2      41.37%                --
                                       Company) FBO Thomas J. King, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Cardinal Buses       Class R2      11.67%                --
                                       Inc., Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Andreini Bros.       Class R2       6.59%                --
                                       Inc., Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      98.54%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC (Patricks Plain LLC),  Class R5      67.87%                --
                                       Easton, MD
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      28.83%                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota                  None                                      None             N/A                --
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------------
RiverSource New York                   Charles Schwab                            Class A       11.22%                --
                                      ------------------------------------------------------------------------------------------
Tax-Exempt                             Emmanuel and Nina Santos, Johnstown, NY   Class B        6.98%                --
                                      ------------------------------------------------------------------------------------------
                                       Leroy and Janice M. Clark, Newburgh, NY   Class B        5.64%                --
                                      ------------------------------------------------------------------------------------------
                                       Thomas W. and Susan M. Noonan, Clifton    Class C       13.91%                --
                                       Park, NY
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C        6.85%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                   Columbia Management                       Class R5      38.56%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        7.66%                --
                                                                                 Class R2      80.66%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        5.88%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO B&L            Class R2      14.39%                --
                                       Corporation
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.98%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      57.76%                --
                                       Inc.

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 193

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                Columbia Management                       Class R2     100.00%          29.22%(a)
Large Cap Growth                                                                 Class R3     100.00%
                                                                                 Class R4      73.56%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       14.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       19.98%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       23.99%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        5.01%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       14.91%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      26.44%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       47.00%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                Columbia Management                       Class B       13.40%                --
Large Cap Value                                                                  Class C       28.20%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      56.29%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Basic Income   Class I       18.55%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Income Builder Moderate       Class I       11.47%                --
                                       Income
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I       17.40%                --
                                       Portfolio Moderate
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I       13.26%                --
                                       Portfolio Moderately Aggressive
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        7.55%                --
                                       Portfolio Moderately Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        6.44%                --
                                       Portfolio Aggressive
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.22%                --
                                                                                 Class R4      43.71%
                                      ------------------------------------------------------------------------------------------
                                       Paul W. Eastman, Dublin, OH               Class A        7.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Michael G. and Kristine M. Boland, Inver  Class A        6.73%                --
                                       Grove, MN
                                      ------------------------------------------------------------------------------------------
                                       Richard L. and Ann Gail Monnett, Mc       Class A        6.44%                --
                                       Lean, VA
                                      ------------------------------------------------------------------------------------------
                                       Paul D. Mattingly, Brandenburg, KY        Class B       25.36%                --
                                      ------------------------------------------------------------------------------------------
                                       Tseng-Yen Yen, Fullerton, CA              Class B       20.47%                --
                                      ------------------------------------------------------------------------------------------
                                       Alan R. and Michael S. Vinacke,           Class B       19.00%                --
                                       Chuluota, FL
                                      ------------------------------------------------------------------------------------------
                                       Jane J. Haash, Milwaukee, WI              Class B        6.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Joseph M. Aquilar, Denver, CO             Class C       19.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles P. and Judith G. Price, Aurora,   Class C       15.16%                --
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Gregory L. Norgaard, Aurora, CO           Class C       14.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Anthony and Jeanne M. Vernell, Athens,    Class C       13.16%                --
                                       OH
                                      ------------------------------------------------------------------------------------------
                                       Dean Gabbert, Dorchester, MA              Class C        5.50%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 194

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                Columbia Management                       Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
Equity Income                          RiverSource Portfolio Builder Aggressive  Class I       18.11%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       24.95%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       29.91%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.26%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       18.60%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       21.38%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      61.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R2      12.22%                --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      80.99%                --
                                                                                 Class R4       9.55%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R2      17.75%                --
                                                                                 Class R3       8.52%
                                                                                 Class R4      30.99%
                                                                                 Class R5      29.75%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      25.70%                --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4       6.24%                --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      12.55%                --
                                                                                 Class R5      32.31%
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5       7.85%                --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R5       7.73%                --
                                      ------------------------------------------------------------------------------------------
                                       Mercer Trust Company FBO Johnson          Class R5       7.45%                --
                                       Outdoors Inc., Norwood, MA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 195

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value              Columbia Management                       Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Aggressive  Class I       18.14%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       25.01%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I       29.79%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Moderate    Class I        6.26%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Portfolio Builder Total       Class I       18.62%                --
                                       Equity Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       31.64%                --
                                                                                 Class R5       6.65%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A       15.08%                --
                                       Services LLC, Newark, NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       17.57%                --
                                                                                 Class R5       5.28%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        5.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      75.44%                --
                                                                                 Class R3      14.09%
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R2       5.41%                --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank, New York, NY         Class R3      12.25%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      44.59%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       6.31%                --
                                                                                 Class R4      16.63%
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      28.31%                --
                                                                                 Class R5      12.08%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      22.85%                --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO, Chicago, IL                 Class R5      12.73%                --
                                      ------------------------------------------------------------------------------------------
                                       PIMS/Prudential Retirement, Greenville,   Class R5       9.64%                --
                                       SC
                                      ------------------------------------------------------------------------------------------
                                       Standard Insurance Company, Portland, OR  Class R5      17.20%                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                  Columbia Management                       Class I      100.00%                --
Allocation                                                                       Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.60%                --
                                                                                 Class R4      91.62%
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE FBO Speng Nath SE   Class R4       8.21%                --
                                       PS, Cincinnati, OH
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                  Columbia Management                       Class R2     100.00%                --
Income Allocation                                                                Class R3     100.00%
                                                                                 Class R4       6.90%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       41.85%                --
                                                                                 Class R4      93.10%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 196

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman California                    Citigroup Global Markets                  Class A        5.60%                --
Municipal High-Yield                                                             Class C       11.36%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        6.44%                --
                                                                                 Class C       16.88%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley & Co. (Morgan Stanley),    Class A        5.86%                --
                                       Jersey
                                       City, NJ                                  Class C       14.95%
                                      ------------------------------------------------------------------------------------------
                                       Christopher Ranch LLC, Gilroy, CA         Class C       10.00%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman California                    MLP Fenner & Smith                        Class A        5.64%                --
Municipal Quality                                                                Class C       74.10%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       10.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        8.05%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Minnesota                     MLP Fenner & Smith                        Class C       12.78%                --
                                      ------------------------------------------------------------------------------------------
Municipal                              American Enterprise Investment Services   Class C        7.46%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       UBS Financial Services Inc. FBO Ethelyn   Class C        6.14%                --
                                       C. Engel, Cold Spring, MN
--------------------------------------------------------------------------------------------------------------------------------

Seligman National                      Citigroup Global Markets                  Class A        6.91%                --
Municipal                                                                        Class C       11.91%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        8.50%                --
                                                                                 Class C       17.89%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C        6.73%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman New York                      Citigroup Global Markets                  Class A        5.16%                --
Municipal                                                                        Class C       16.99%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        8.03%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       14.31%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015               MLP Fenner & Smith                        Class A       20.65%                --
                                                                                 Class C       20.29%
                                                                                 Class R2      41.53%
                                      ------------------------------------------------------------------------------------------
                                       AST Trust Company FBO Jamaica Anesthesia  Class A       11.05%                --
                                       Assocs., Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       Wilmington Trust FBO Medisys Health       Class A        7.41%                --
                                       Network Inc., Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       AST Trust Company FBO Medisys Health      Class A        5.72%                --
                                       Network Inc., Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Andreini Bros  Class R2      17.52%                --
                                       Inc. Empl. PS Plan
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO SGCGJ          Class R2      13.90%                --
                                       Retirement Plan
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dearborn Mid   Class R2      11.61%                --
                                       West Co. 401K
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Plastic Coating      Class R2      10.46%                --
                                       Corporation, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO FMT CO Cust FBO Mark Stuart  Class R5      79.44%                --
                                       Shulman, Sudbury, MA
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R5      19.68%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 197

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025               MLP Fenner & Smith                        Class A       23.76%                --
                                                                                 Class C       28.53%
                                                                                 Class R2      85.82%
                                      ------------------------------------------------------------------------------------------
                                       AST Trust Company FBO Medisys Health      Class A       10.22%                --
                                       Network Inc., Phoenix, AZ
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO S.W.E.A. PC    Class A        8.68%                --
                                       401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO SGCGJ          Class R2       8.93%                --
                                       Retirement Plan
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      89.81%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035               Columbia Management                       Class R5      94.33%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       23.94%                --
                                                                                 Class C       44.56%
                                                                                 Class R2      42.36%
                                      ------------------------------------------------------------------------------------------
                                       Reliance Trust Co. FBO Time Acquisition   Class A       27.12%                --
                                       Holding 401K, Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       Reliance Trust Co. FBO Finn Dixon &       Class A       19.02%                --
                                       Herling 401K Plan, Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class A        5.57%                --
                                       NJ
                                      ------------------------------------------------------------------------------------------
                                       First Clearing, LLC A/C James Drake,      Class C        5.92%                --
                                       Westville, IN
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dearborn Mid   Class R2      25.67%                --
                                       West Co. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO SGCGJ          Class R2      19.90%                --
                                       Retirement Plan
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045               Columbia Management                       Class R5      44.80%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       33.51%                --
                                                                                 Class C       62.30%
                                                                                 Class R2      78.86%
                                      ------------------------------------------------------------------------------------------
                                       Reliance Trust Co. FBO Time Acquisition   Class A       20.62%                --
                                       Holding 401K, Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class A        9.87%                --
                                       NJ
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Wamore, Inc.   Class R2       9.01%                --
                                       401K
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      52.51%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

Seligman TargETFund Core               Columbia Management                       Class R5      11.58%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       21.61%                --
                                                                                 Class C       40.42%
                                                                                 Class R2      77.82%
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE FBO Bankwest Inc.,  Class A        7.27%                --
                                       Cincinnati, OH
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dearborn Mid   Class R2      11.10%                --
                                       West Co. 401K
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      87.88%                --
                                       Inc.

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 198

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return            Columbia Management                       Class R4     100.00%                --
Currency and Income                                                              Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation              Class I        7.69%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderate     Class I        7.28%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderately   Class I        7.76%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income Fund          Class I       16.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income Fund       Class I       11.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income Fund       Class I       43.91%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise                       Class W       99.91%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       60.74%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.32%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                Columbia Management                       Class R2     100.00%            28.08%(a)
International Equity                                                             Class R3     100.00%
                                                                                 Class R4       8.28%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderate     Class I       11.85%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderately   Class I        7.92%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        8.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       11.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       13.48%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        8.31%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class W       99.98%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.66%                --
                                                                                 Class R4      91.72%
                                      ------------------------------------------------------------------------------------------
                                       Daniel and Linda Miklovic, St. Louis, MO  Class C        6.39%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Emerging                   Disciplined Asset Allocation Moderate     Class I        5.28%            40.87%(a)
Markets Bond                           Fund
                                       Income Builder Enhanced Income Fund       Class I       23.71%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income Fund       Class I       42.49%                --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income Fund          Class I       11.78%                --
                                      ------------------------------------------------------------------------------------------

                                       Columbia Management                       Class R4      44.59%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class W       99.97%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       38.45%                --
                                                                                 Class R4      27.29%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      28.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       12.85%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing, LLC, Rochester, NY        Class C        7.58%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C        7.30%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class C        6.12%                --
                                       Inc.

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 199

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond                Portfolio Builder Aggressive Fund         Class I        7.10%            32.99%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I        7.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       30.72%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       26.31%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       13.68%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class W       99.95%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       12.28%                --
                                                                                 Class R4     100.00%
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   Charles Schwab                            Class A       10.95%            47.03%(a)
International Select Growth                                                      Class R4      82.52%
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company               Class R4      16.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.80%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.29%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.39%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO U.S. Tank      Class R2      38.15%                --
                                       Alliance, Inc.
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO B&L            Class R2      18.63%                --
                                       Corporation 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R2      13.69%                --
                                       Audit, LLC 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R2       8.86%                --
                                       Phillips Accountants
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Claudina A. Bonilla  Class R2       5.90%                --
                                       MD FCCP PA, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      97.22%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   Charles Schwab                            Class A       12.19%                --
International Select Value                                                       Class R4      98.90%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.76%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.30%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.41%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   Portfolio Builder Aggressive Fund         Class I       17.83%            50.85%(a)
                                      ------------------------------------------------------------------------------------------
International Small Cap                Portfolio Builder Moderate Fund           Class I       25.47%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.16%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.33%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        9.01%                --
                                                                                 Class R4      11.78%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C       14.62%                --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R4      48.66%                --
                                      ------------------------------------------------------------------------------------------
                                       Massachusetts Mutual Life Insurance Co.,  Class R4      36.89%                --
                                       Springfield, MA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 200

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier                      Columbia Management                       Class R2       9.37%                --
                                                                                 Class R3     100.00%                --
                                                                                 Class R4      51.23%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       99.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      48.77%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        9.02%                --
                                                                                 Class C       21.88%
                                                                                 Class R2      63.03%
                                      ------------------------------------------------------------------------------------------

                                       Citigroup Global Markets                  Class B        7.06%                --
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank and Trust as            Class B        5.48%                --
                                       Custodian,
                                       Miami, FL
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO                Class R2      14.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R2       6.59%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R2       6.18%                --
                                       Phillps
                                       Accountancy 401
                                      ------------------------------------------------------------------------------------------

                                       Gramma Fisher Foundation (Gramma Fisher   Class R5      67.75%                --
                                       Foundation), Easton, MD
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      29.23%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Global Technology             Columbia Management                       Class R3     100.00%                --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.03%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.99%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.24%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.44%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      93.18%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        8.81%                --
                                                                                 Class B       10.15%
                                                                                 Class C       20.21%
                                                                                 Class R2      12.22%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        5.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Co., Hartford,    Class R2      73.45%                --
                                       CT
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dearborn Mid   Class R2       7.17%                --
                                       West Conveyor
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets          Portfolio Builder Aggressive Fund         Class I       18.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.71%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.55%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.78%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.50%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       39.64%                --
                                                                                 Class R2      88.30%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      87.00%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 201

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle European                  Columbia Management                       Class I      100.00%                --
Equity                                                                           Class R4      16.14%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        9.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Marilyn O. Matthews, Pasadena, CA         Class C        5.48%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO                Class R4      79.53%                --
                                       Urologic Surgery, P.C.
                                       401K, Denver, CO
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity             Columbia Management                       Class R2      45.30%                --
                                                                                 Class R3     100.00%
                                                                                 Class R5      27.38%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       13.68%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       29.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       35.14%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        7.43%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       11.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.22%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        7.39%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R2      18.43%                --
                                       Phillps
                                       Accountancy 401
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO EFK Moen 401K                11.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial                    11.09%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Applied                      10.24%                --
                                       Reliability
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      95.89%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class R5      72.62%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             Columbia Management                       Class I      100.00%                --
Income                                                                           Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      81.26%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       16.66%                --
                                                                                 Class R4      18.74%
                                      ------------------------------------------------------------------------------------------
                                       Michael A. And Mary N. Brockman,          Class C       10.63%                --
                                       Fort Madison, IA
                                      ------------------------------------------------------------------------------------------
                                       David L. and Diane M Cooper, Prescott,    Class C        9.56%                --
                                       AZ
                                      ------------------------------------------------------------------------------------------
                                       Janet K. Zimmer, Warsaw, IN               Class C        7.05%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 202

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global                    Columbia Management                       Class C        6.99%            58.96%(a)
Extended Alpha                                                                   Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      12.01%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       45.04%                --
                                                                                 Class R4      87.99%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class B       61.97%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       William F. and Naorma M. Paden, Yuba      Class C       21.81%                --
                                       City, CA
                                      ------------------------------------------------------------------------------------------
                                       Ronald J. Oberdick, Morristown, NJ        Class C       18.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Pershing LLC, Jersey City, NJ             Class C       15.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Michael Selig, Arlington, VA              Class C       10.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Poonam and Pradeep Singh, McLean, VA      Class C       10.15%                --
                                      ------------------------------------------------------------------------------------------
                                       Jennifer S. Carter, Washington, D.C.      Class C        8.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Jon Paul and Rachel Colquitt, Clifton,    Class C        7.83%                --
                                       VA
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle International             Columbia Management                       Class R2     100.00%            28.96%(a)
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.77%                --
                                                                                 Class R4      80.39%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      19.61%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.02%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.06%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.80%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.27%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       18.42%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Ed's Supply    Class R2      20.34%                --
                                       Co.
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Sales West     Class R2      12.03%                --
                                       Partners Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Horne Bros.    Class R2      11.09%                --
                                       Construction 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Kingchem,      Class R2      10.59%                --
                                       Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Natural        Class R2       9.91%                --
                                       Habitat Adventures
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Tofel          Class R2       9.72%                --
                                       Employee 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Woburn Daily   Class R2       9.04%                --
                                       Times, Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Tremont        Class R2       8.06%                --
                                       Electric 401K

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 203

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax Exempt    Charles Schwab                            Class A        8.06%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing LLC, A/C T. J.             Class C        5.36%                --
                                       Househmandzadeh, Cerritos, CA
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth             Charles Schwab                            Class A        7.03%                --
                                                                                 Class R4       9.07%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       16.45%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       27.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.54%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.84%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       15.38%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        6.87%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C        5.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      82.55%                --
                                      ------------------------------------------------------------------------------------------
                                       US Bank NA, Milwaukee, WI                 Class R4       8.20%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond            None                                      N/A              N/A                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income     None                                      N/A              N/A                --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Government Money Market    Patricks Plain LLC                        Class R5      96.68%                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global             Columbia Management                       Class A       18.00%            46.18%(a)
  Real Estate                                                                    Class R2       5.78%
                                                                                 Class R3     100.00%
                                                                                 Class R4      85.27%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       17.26%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       15.79%                --
                                                                                 Class C       51.01%
                                                                                 Class R2      85.35%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       42.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       57.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Valley         Class R2       8.87%                --
                                       Ford 401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Jeffrey Powers IRA,    Class R4      14.73%                --
                                       Saint Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      61.69%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      37.91%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 204

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly            Columbia Management                       Class R3     100.00%                --
  Dividend Real Estate                                                           Class R4      38.39%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       99.62%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       13.25%                --
                                                                                 Class B       22.58%
                                                                                 Class C       50.85%
                                                                                 Class R2      87.25%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class B        6.12%                --
                                                                                 Class C        7.74%
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Kenny K. Fong,         Class R4      61.61%                --
                                       Saint Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      61.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      36.74%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Capital                       Columbia Management                       Class R3     100.00%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       36.94%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I        7.86%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       55.15%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B       10.68%                --
                                                                                 Class C       26.29%
                                                                                 Class R2      71.60%
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      56.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      40.66%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Communications                Columbia Management                       Class R3      35.45%                --
  and Information                                                                Class R4      43.28%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       17.94%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate                Class I       25.55%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.87%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.28%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       18.24%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       11.16%                --
                                                                                 Class B       18.43%
                                                                                 Class C       21.58%
                                                                                 Class R2      39.63%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class A        5.15%                --
                                                                                 Class B        7.46%
                                                                                 Class C        6.95%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.57%                --
                                                                                 Class R4      56.72%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class B        5.30%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Co., Hartford,    Class R2      30.01%                --
                                       CT
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank , New York, NY        Class R2       7.48%                --
                                      ------------------------------------------------------------------------------------------
                                       Pershing LLC, Jersey City, NJ             Class R3      64.41%                --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 29, 2010                     Page 205

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Seligman Growth                        Columbia Management                       Class R3     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       17.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate                Class I       25.53%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.84%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       18.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4      91.71%                --
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4       7.61%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.80%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company, Fargo, ND         Class R2      70.27%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Global               Class R2       6.60%                --
                                       Surveillance Associates, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      85.93%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5       8.30%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value               Columbia Management                       Class R3     100.00%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       18.01%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate                Class I       25.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.73%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.32%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       18.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       52.66%                --
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class A        7.89%                --
                                       NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B        9.78%                --
                                                                                 Class C       30.39%
                                                                                 Class R2      79.31%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class B        5.54%                --
                                                                                 Class C        5.05%                --
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      48.68%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      41.42%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value             Columbia Management                       Class R3     100.00%                --
                                                                                 Class R4      10.70%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive              Class I       25.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity            Class I       74.75%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       32.91%                --
                                                                                 Class R2      76.90%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      89.30%                --
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      51.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      35.29%                --
--------------------------------------------------------------------------------------------------------------------------------


(a) Combination of all share classes of Columbia Management initial capital and affiliated funds-of-funds' investments in Class I shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource, Seligman and Threadneedle funds in the Fund Family (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund


Statement of Additional Information - June 29, 2010                     Page 206
shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Columbia Management or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent Columbia Management, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Columbia Management or an affiliate, represent more than 25% of a fund, Columbia Management and its affiliated companies may be deemed to control the fund.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the "Supreme Court"), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.



Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.



Statement of Additional Information - June 29, 2010                     Page 207

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

For RiverSource and Threadneedle funds, the financial statements for the fiscal years ended on or after July 31, 2007, and for Seligman funds, the financial statements for the fiscal years ended on or after Sept. 30, 2009 contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds. For RiverSource funds, the financial statements for periods ended on or before June 30, 2007 were audited by other auditors. For Seligman funds, the financial statements for periods ended on or before Dec. 31, 2008 were audited by Deloitte & Touche LLP.



Statement of Additional Information - June 29, 2010                     Page 208

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - June 29, 2010                          A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - June 29, 2010                          A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - June 29, 2010                          A-3

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - June 29, 2010                          A-4
short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - June 29, 2010                          A-5

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

The State Tax-Exempt Funds invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


Statement of Additional Information - June 29, 2010                          B-1

                                                                      APPENDIX C

                         RIVERSOURCE S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Statement of Additional Information - June 29, 2010                          C-1

                                                                      APPENDIX D

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                     TABLE 9. CLASS A INITIAL SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME,  TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                 SALES CHARGE(a) AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE(b)      INVESTED       PRICE(b)       INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or
  more(c),(d)               0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

-----------------------------------------------------------------------------------------
                                          SALES CHARGE(a) AS A
                                              PERCENTAGE OF         SALES CHARGE(a) AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                    PRICE(b)             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more(c),(d)                         0.00%                     0.00%
-----------------------------------------------------------------------------------------



    (a) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    (b) Purchase price includes the sales charge.

    (c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

    (d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.


                                                                S-6500 CL (6/10)




Statement of Additional Information - June 29, 2010                          D-1

PORTFOLIO OF INVESTMENTS -------------------------------------------------------


APRIL 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
Spirit Aerosystems Holdings, Inc., Class A             18,285(b)             $405,561
-------------------------------------------------------------------------------------

AIRLINES (1.3%)
AMR Corp.                                              18,055(b)              133,246
Continental Airlines, Inc., Class B                     2,856(b)               63,832
Delta Air Lines, Inc.                                  19,035(b)              229,942
US Airways Group, Inc.                                 16,669(b)              117,850
                                                                      ---------------
Total                                                                         544,870
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
Artio Global Investors, Inc.                            2,167                  49,581
-------------------------------------------------------------------------------------

CHEMICALS (5.3%)
Agrium, Inc.                                            6,746(c)              421,018
EI du Pont de Nemours & Co.                            25,422               1,012,812
The Dow Chemical Co.                                   25,167                 775,899
                                                                      ---------------
Total                                                                       2,209,729
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Wells Fargo & Co.                                       8,901                 294,712
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Ritchie Bros Auctioneers, Inc.                         16,559(c)              387,481
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.1%)
Brocade Communications Systems, Inc.                   55,512(b)              360,273
Cisco Systems, Inc.                                    35,009(b)              942,442
                                                                      ---------------
Total                                                                       1,302,715
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Hewlett-Packard Co.                                    28,797               1,496,580
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Bank of America Corp.                                  93,979               1,675,646
PICO Holdings, Inc.                                     4,215(b)              149,843
                                                                      ---------------
Total                                                                       1,825,489
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Qwest Communications International, Inc.               82,009                 428,907
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.9%)
Cooper Industries PLC, Class A                         24,414               1,198,727
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.7%)
Baker Hughes, Inc.                                     10,295                 512,279
Halliburton Co.                                        15,378                 471,336
Transocean Ltd.                                         9,344(b,c)            676,973
Weatherford International Ltd.                         16,656(b,c)            301,640
                                                                      ---------------
Total                                                                       1,962,228
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
CVS Caremark Corp.                                     30,318               1,119,644
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Universal Health Services, Inc., Class B               13,910                 516,339
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.0%)
Clorox Co.                                              6,629                 428,896
-------------------------------------------------------------------------------------

INSURANCE (9.3%)
ACE Ltd.                                               17,495(c)              930,559
Chubb Corp.                                            11,464                 606,102
Everest Re Group Ltd.                                  10,160(c)              778,764
XL Capital Ltd., Class A                               83,369(c)            1,483,968
                                                                      ---------------
Total                                                                       3,799,393
-------------------------------------------------------------------------------------

IT SERVICES (1.8%)
Accenture PLC, Class A                                 17,547(c)              765,751
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (3.3%)
Life Technologies Corp.                                16,147(b)              883,402
Thermo Fisher Scientific, Inc.                          8,657(b)              478,559
                                                                      ---------------
Total                                                                       1,361,961
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MACHINERY (7.8%)
Caterpillar, Inc.                                       9,908                $674,636
Deere & Co.                                            14,570                 871,577
Eaton Corp.                                             7,319                 564,734
Ingersoll-Rand PLC                                     17,108(c)              632,654
Parker Hannifin Corp.                                   6,815                 471,462
                                                                      ---------------
Total                                                                       3,215,063
-------------------------------------------------------------------------------------

MEDIA (4.2%)
National CineMedia, Inc.                               49,084                 934,560
Regal Entertainment Group, Class A                     47,806                 816,526
                                                                      ---------------
Total                                                                       1,751,086
-------------------------------------------------------------------------------------

METALS & MINING (2.1%)
Freeport-McMoRan Copper & Gold, Inc.                    5,043                 380,898
Nucor Corp.                                            10,473                 474,636
                                                                      ---------------
Total                                                                         855,534
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
Kohl's Corp.                                           14,190(b)              780,308
-------------------------------------------------------------------------------------

MULTI-UTILITIES (2.2%)
Sempra Energy                                          18,601                 914,797
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Enbridge, Inc.                                         17,652(c)              852,768
Suncor Energy, Inc.                                    11,746(c)              401,361
                                                                      ---------------
Total                                                                       1,254,129
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.9%)
Louisiana-Pacific Corp.                                46,739(b)              549,651
Schweitzer-Mauduit International, Inc.                  3,948                 224,720
                                                                      ---------------
Total                                                                         774,371
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.7%)
Bristol-Myers Squibb Co.                               27,259                 689,380
Forest Laboratories, Inc.                              18,064(b)              492,425
Mylan, Inc.                                            58,410(b)            1,286,772
Pfizer, Inc.                                           43,148                 721,435
                                                                      ---------------
Total                                                                       3,190,012
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Intel Corp.                                            55,522               1,267,568
LSI Corp.                                              72,868(b)              438,665
                                                                      ---------------
Total                                                                       1,706,233
-------------------------------------------------------------------------------------

SOFTWARE (7.9%)
Check Point Software Technologies                      12,232(b,c)            435,704
Microsoft Corp.                                        37,504               1,145,372
Oracle Corp.                                           52,143               1,347,375
Symantec Corp.                                         21,776(b)              365,184
                                                                      ---------------
Total                                                                       3,293,635
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.7%)
Bed Bath & Beyond, Inc.                                13,555(b)              622,988
Best Buy Co., Inc.                                     10,787                 491,887
                                                                      ---------------
Total                                                                       1,114,875
-------------------------------------------------------------------------------------

TOBACCO (3.0%)
Lorillard, Inc.                                        15,752               1,234,484
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.3%)
WW Grainger, Inc.                                       8,457                 934,837
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $39,911,912)                                                       $41,117,928
-------------------------------------------------------------------------------------





BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE
Ford Motor
 Sr Unsecured Convertible
 11-15-16                            4.25%            $114,000               $179,584
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $114,000)                                                             $179,584
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%               441,771(d)             $441,771
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $441,771)                                                             $441,771
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $40,467,683)(e)                                                    $41,739,283
=====================================================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


TOTAL RETURN EQUITY SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2010



                                                              EXPIRATION     NOTIONAL    UNREALIZED    UNREALIZED
COUNTERPARTY           FUND RECEIVES         FUND PAYS           DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010    $733,336         $--        $(13,965)
Bank, N.A.         custom basket of      based on 1-month
                   airline industry      LIBOR plus 0.30%
                   securities
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010     817,691       9,550              --
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   Dow Jones U.S.
                   Select Oil
                   Exploration &
                   Production Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010   1,452,530          --         (55,430)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   S&P North American
                   Technology
                   Semiconductor Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010   2,292,702      11,711              --
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            securities in the
                                         S&P Small Cap 600
                                         Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010   1,817,631          --         (30,265)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   Russell 1000 Growth
                   Index

------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                              EXPIRATION     NOTIONAL    UNREALIZED    UNREALIZED
COUNTERPARTY           FUND RECEIVES         FUND PAYS           DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010  $2,116,831         $--        $(27,095)
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            securities in the
                                         Dow Jones U.S.
                                         Industrials Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010     805,654          --          (4,890)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   S&P 100 Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010   2,232,847          --         (50,048)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   following sectors:
                   industrials, energy,
                   information
                   technology,
                   financials, consumer
                   discretionary,
                   health care,
                   consumer staples,
                   materials,
                   utilities, and
                   telecommunication
                   services
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010   1,740,687       5,081              --
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            consumer staples
                                         sector securities
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010   1,490,517          --         (33,863)
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            securities in the
                                         Utilities Select
                                         Sector Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a  April 19, 2011     899,133          --         (18,349)
Bank,  London      on 1-month LIBOR      custom basket of
Branch             less 0.80%            commercial
                                         banking industry
                                         securities
------------------------------------------------------------------------------------------------------------------
Total                                                                                      $26,342       $(233,905)
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 19.45% of net assets.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(e) At April 30, 2010, the cost of securities for federal income tax purposes was $41,207,179 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $4,124,056
     Unrealized depreciation                          (3,591,952)
     -----------------------------------------------------------
     Net unrealized appreciation                        $532,104
     -----------------------------------------------------------





--------------------------------------------------------------------------------
20  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices or investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                  $41,117,928             $--          $--        $41,117,928
--------------------------------------------------------------------------------------------
Total Equity Securities           41,117,928              --           --         41,117,928
--------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                            --         179,584           --            179,584
--------------------------------------------------------------------------------------------
Total Bonds                               --         179,584           --            179,584
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                          441,771              --           --            441,771
--------------------------------------------------------------------------------------------
Total Other                          441,771              --           --            441,771
--------------------------------------------------------------------------------------------
Investments in Securities         41,559,699         179,584           --         41,739,283
Other Financial
  Instruments(c)                          --        (207,563)          --           (207,563)
--------------------------------------------------------------------------------------------
Total                            $41,559,699        $(27,979)         $--        $41,531,720
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
22  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $40,025,912)               $ 41,297,512
  Affiliated money market fund (identified cost $441,771)               441,771
-------------------------------------------------------------------------------
Total investments in securities (identified cost $40,467,683)        41,739,283
Capital shares receivable                                                24,000
Dividends and accrued interest receivable                                41,516
Unrealized appreciation on swap contracts                                26,342
Receivable from the Investment Manager                                   30,681
-------------------------------------------------------------------------------
Total assets                                                         41,861,822
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   46,211
Unrealized depreciation on swap contracts                               233,905
Accrued investment management services fees                               1,102
Accrued distribution fees                                                   339
Accrued transfer agency fees                                                110
Accrued administrative services fees                                         93
Other accrued expenses                                                   73,867
-------------------------------------------------------------------------------
Total liabilities                                                       355,627
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $ 41,506,195
-------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $     27,200
Additional paid-in capital                                           51,907,518
Undistributed net investment income                                     476,655
Accumulated net realized gain (loss)                                (11,969,215)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          1,064,037
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $ 41,506,195
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $33,365,848            2,185,314                      $15.27(1)
Class B          $ 1,401,883               92,764                      $15.11
Class C          $ 2,405,895              159,728                      $15.06
Class I          $ 4,324,899              281,691                      $15.35
Class R5         $     7,670                  500                      $15.34
-----------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $16.20. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED APRIL 30, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $   683,752
Interest                                                                 2,315
Income distributions from affiliated money market fund                   2,817
  Less foreign taxes withheld                                           (5,301)
------------------------------------------------------------------------------
Total income                                                           683,583
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    360,835
Distribution fees
  Class A                                                               80,959
  Class B                                                               14,686
  Class C                                                               19,355
Transfer agency fees
  Class A                                                               39,683
  Class B                                                                1,955
  Class C                                                                2,402
  Class R5                                                                   4
Administrative services fees                                            31,739
Compensation of board members                                            1,223
Custodian fees                                                           7,950
Printing and postage                                                    40,808
Registration fees                                                       37,687
Professional fees                                                       36,226
Other                                                                    4,253
------------------------------------------------------------------------------
Total expenses                                                         679,765
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (96,409)
------------------------------------------------------------------------------
Total net expenses                                                     583,356
------------------------------------------------------------------------------
Investment income (loss) -- net                                        100,227
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (2,328,059)
  Foreign currency transactions                                            441
  Swap transactions                                                    397,659
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (1,929,959)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                14,225,398
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               12,295,439
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $12,395,666
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED APRIL 30,                                                       2010          2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $    100,227  $    293,014
Net realized gain (loss) on investments                              (1,929,959)   (7,735,473)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 14,225,398   (11,871,980)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      12,395,666   (19,314,439)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (935,127)           --
    Class B                                                             (29,168)           --
    Class C                                                             (48,159)           --
    Class I                                                            (126,964)           --
    Class R5                                                               (222)           --
---------------------------------------------------------------------------------------------
Total distributions                                                  (1,139,640)           --
---------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      6,420,234    19,346,896
  Class B shares                                                        267,658     1,101,377
  Class C shares                                                        847,386     1,331,790
Reinvestment of distributions at net asset value
  Class A shares                                                        903,252            --
  Class B shares                                                         27,016            --
  Class C shares                                                         45,323            --
Conversions from Class B to Class A
  Class A shares                                                        316,789       276,537
  Class B shares                                                       (316,789)     (276,537)
Payments for redemptions
  Class A shares                                                    (10,930,699)  (12,709,103)
  Class B shares                                                       (599,882)     (602,620)
  Class C shares                                                       (348,899)     (274,767)
  Class I shares                                                             --    (3,222,736)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (3,368,611)    4,970,837
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               7,887,415   (14,343,602)
Net assets at beginning of year                                      33,618,780    47,962,382
---------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 41,506,195  $ 33,618,780
---------------------------------------------------------------------------------------------
Undistributed net investment income                                $    476,655  $  1,117,968
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                         YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.42       $17.25       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04          .10          .04
Net gains (losses) (both realized and
 unrealized)                                         4.21        (5.93)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.25        (5.83)       (2.55)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.40)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.40)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.27       $11.42       $17.25
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.50%      (33.80%)     (12.87%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.68%        1.79%        2.01%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.44%        1.50%        1.50%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .27%         .78%         .40%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $33          $27          $36
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS B                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.30       $17.20       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.07)         .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         4.17        (5.90)       (2.58)
-----------------------------------------------------------------------------------
Total from investment operations                     4.10        (5.90)       (2.61)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)          --           --
Tax return of capital                                  --           --         (.02)
-----------------------------------------------------------------------------------
Total distributions                                  (.29)          --         (.02)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.11       $11.30       $17.20
-----------------------------------------------------------------------------------
TOTAL RETURN                                       36.42%      (34.30%)     (13.17%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.44%        2.55%        2.76%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            2.20%        2.25%        2.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        (.55%)        .03%        (.25%)(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $2           $2
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS C                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.30       $17.19       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         4.13        (5.89)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.09        (5.89)       (2.62)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.33)          --           --
Tax return of capital                                  --           --         (.02)
-----------------------------------------------------------------------------------
Total distributions                                  (.33)          --         (.02)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.06       $11.30       $17.19
-----------------------------------------------------------------------------------
TOTAL RETURN                                       36.41%      (34.26%)     (13.21%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.45%        2.54%        2.76%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            2.20%        2.25%        2.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        (.31%)        .03%        (.27%)(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1           $1
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS I                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.48       $17.28       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .14          .07
Net gains (losses) (both realized and
 unrealized)                                         4.22        (5.94)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.32        (5.80)       (2.52)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.45)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.45)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.35       $11.48       $17.28
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.91%      (33.57%)     (12.69%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.32%        1.41%        1.62%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.07%        1.17%        1.20%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .71%        1.08%         .81%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $4           $3           $9
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.47       $17.27       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09          .13          .07
Net gains (losses) (both realized and
 unrealized)                                         4.22        (5.93)       (2.60)
-----------------------------------------------------------------------------------
Total from investment operations                     4.31        (5.80)       (2.53)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.44)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.44)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.34       $11.47       $17.27
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.89%      (33.58%)     (12.75%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.37%        1.46%        1.65%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.12%        1.22%        1.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .66%        1.05%         .76%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


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             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource 120/20 Contrarian Equity Fund (the Fund) is a series of RiverSource Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its net assets in equity securities. The Fund will hold long and short positions.

The Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) owned 100% of Class I and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting

--------------------------------------------------------------------------------
32  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

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principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Trust's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities borrowed for the short sale at the lender's demand. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted in the Portfolio of Investments, if any. The collateral required is determined daily based on the market value of the

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34  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

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securities sold short. At April 30, 2010, the Fund had no outstanding securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown in the Statement of Operations. During the year ended April 30, 2010, the Fund had no dividend or interest expense related to securities sold short in the Statement of Operations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into total return swap transactions to obtain long or short exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.


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36  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

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The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap.

Total return swap transactions are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty. At April 30, 2010, no collateral had been posted by either the Fund or the counterparty.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts     Unrealized                       Unrealized
                     appreciation on                  depreciation on
                     swap transactions      $26,342   swap transactions     $233,905
-------------------------------------------------------------------------------------------
Total                                       $26,342                         $233,905
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                   SWAPS
---------------------------------------------------------------------
Equity contracts                                       $397,659
---------------------------------------------------------------------
Total                                                  $397,659
---------------------------------------------------------------------



 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              SWAPS
-----------------------------------------------------------------
Equity contracts                                  $(230,548)
-----------------------------------------------------------------
Total                                             $(230,548)
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
SWAPS
The gross notional amount of contracts outstanding was approximately $16.4 million at April 30, 2010. The monthly average gross notional amount for these contracts was $13.2 million for the year ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling

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38  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

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36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Russell 3000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment was made on Nov. 1, 2009 and covered the 24-month period beginning Nov. 1, 2007. The adjustment decreased the management fee by $16,065 for the year ended April 30, 2010. The management fee for the year ended April 30, 2010 was 0.91% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the year ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended April 30, 2010, other expenses paid to this company were $217.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets

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             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

attributable to Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $74,000 and $15,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Fund shares were $42,342 for Class A, $648 for Class B and $1,217 for Class C for the year ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds***), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.44%
Class B..............................................  2.20
Class C..............................................  2.20
Class I..............................................  1.07
Class R5.............................................  1.12


The management fees waived/reimbursed at the Fund level were $96,409.


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40  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

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Under an agreement which is effective until June 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds***), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.50%
Class B..............................................  2.26
Class C..............................................  2.25
Class I..............................................  1.11
Class R5.............................................  1.16


Effective July 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds***), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.50%
Class B..............................................  2.26
Class C..............................................  2.25
Class I..............................................  1.17
Class R5.............................................  1.22


*** In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $11,785,827 and $14,380,097, respectively, for the year ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


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             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. SHARE TRANSACTIONS

Transactions in shares for the periods indicated were as follows:

YEAR ENDED APRIL 30,                           2010       2009*
-----------------------------------------------------------------
CLASS A
Sold                                          481,881   1,401,889
Converted from Class B**                       24,827      18,436
Reinvested distributions                       63,209          --
Redeemed                                     (787,131) (1,118,830)
-----------------------------------------------------------------
Net increase (decrease)                      (217,214)    301,495
-----------------------------------------------------------------
CLASS B
Sold                                           19,918      75,915
Reinvested distributions                        1,905          --
Converted to Class A**                        (25,142)    (18,522)
Redeemed                                      (45,433)    (53,716)
-----------------------------------------------------------------
Net increase (decrease)                       (48,752)      3,677
-----------------------------------------------------------------
CLASS C
Sold                                           63,582     102,703
Reinvested distributions                        3,208          --
Redeemed                                      (25,802)    (26,748)
-----------------------------------------------------------------
Net increase (decrease)                        40,988      75,955
-----------------------------------------------------------------
CLASS I
Redeemed                                           --    (216,309)
-----------------------------------------------------------------
Net increase (decrease)                            --    (216,309)
-----------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $11,421,457 and $12,615,015, respectively, for the year ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.


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42  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

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8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended April 30, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


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             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $398,100 and accumulated net realized loss has been increased by $398,100.

The tax character of distributions paid for the years indicated was as follows:

YEAR ENDED APRIL 30,                              2010     2009
---------------------------------------------------------------
Ordinary income                                $1,139,640   $--
Long-term capital gain                                 --    --


At April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $    270,010
Undistributed accumulated long-term gain          $         --
Accumulated realized loss                         $(11,229,719)
Unrealized appreciation (depreciation)            $    531,186


For federal income tax purposes, the Fund had a capital loss carry-over of $11,229,719 at April 30, 2010, that if not offset by capital gains will expire as follows:


   2017          2018
$3,090,734    $8,138,985


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.


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44  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

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11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource 120/20 Contrarian Equity Fund (the
Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource 120/20 Contrarian Equity Fund of the RiverSource Series Trust at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 23, 2010


--------------------------------------------------------------------------------
48  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (6.4%)
Goodrich Corp.                                          44,966             $3,335,578
Honeywell International, Inc.                          317,297             15,062,089
ITT Corp.                                              243,346             13,522,737
The Boeing Co.                                          98,100              7,105,383
                                                                      ---------------
Total                                                                      39,025,787
-------------------------------------------------------------------------------------

AIRLINES (1.1%)
Delta Air Lines, Inc.                                  566,565(b,f)         6,844,105
-------------------------------------------------------------------------------------

AUTOMOBILES (2.9%)
Ford Motor Co.                                       1,371,714(b,f)        17,859,716
-------------------------------------------------------------------------------------

CHEMICALS (4.6%)
EI du Pont de Nemours & Co.                            160,996              6,414,081
Nalco Holding Co.                                      379,117(f)           9,375,563
The Dow Chemical Co.                                   385,171             11,874,822
                                                                      ---------------
Total                                                                      27,664,466
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (8.1%)
Harris Corp.                                           147,014              7,568,281
Opnext, Inc.                                         1,001,988(b)           2,354,672
Telefonaktiebolaget LM Ericsson, ADR                   800,703(c,f)         9,208,085
Tellabs, Inc.                                        3,319,543             30,141,450
                                                                      ---------------
Total                                                                      49,272,488
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
EMC Corp.                                              453,916(b)           8,628,943
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (18.9%)
Chicago Bridge & Iron Co. NV                           967,016(b,c)        22,666,856
Fluor Corp.                                             77,797              4,110,793
Foster Wheeler AG                                      635,258(b,c)        19,045,035
Insituform Technologies, Inc., Class A                 454,773(b)          10,900,909
Jacobs Engineering Group, Inc.                         218,335(b)          10,528,114
KBR, Inc.                                            1,022,849             22,584,506
Quanta Services, Inc.                                  303,934(b)           6,118,191
The Shaw Group, Inc.                                   262,937(b,f)        10,065,228
URS Corp.                                              158,676(b)           8,148,013
                                                                      ---------------
Total                                                                     114,167,645
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.2%)
Martin Marietta Materials, Inc.                         36,256(f)           3,476,225
Vulcan Materials Co.                                    61,218(f)           3,506,567
                                                                      ---------------
Total                                                                       6,982,792
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.3%)
ABB Ltd., ADR                                          595,018(b,c,f)      11,400,544
Cooper Industries PLC                                  180,135              8,844,629
                                                                      ---------------
Total                                                                      20,245,173
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (13.9%)
Celestica, Inc.                                        424,980(b,c)         4,164,804
Coherent, Inc.                                         341,612(b)          12,834,363
Flextronics International Ltd.                       2,402,315(b,c)        18,617,941
Jabil Circuit, Inc.                                     95,155              1,457,775
Newport Corp.                                          683,497(b)           8,085,770
Sanmina-SCI Corp.                                    2,153,571(b)          38,398,171
Tyco Electronics Ltd.                                   20,532(c)             659,488
                                                                      ---------------
Total                                                                      84,218,312
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.0%)
Baker Hughes, Inc.                                     220,110(f)          10,952,674
Halliburton Co.                                        462,851             14,186,383
Schlumberger Ltd.                                       69,144              4,938,264
                                                                      ---------------
Total                                                                      30,077,321
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Allscripts-Misys Healthcare Solutions, Inc.            148,724(b,f)         2,999,763
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INDUSTRIAL CONGLOMERATES (3.9%)
McDermott International, Inc.                          516,998(b)         $14,170,915
Textron, Inc.                                          174,669              3,989,440
Tyco International Ltd.                                147,448(c)           5,719,508
                                                                      ---------------
Total                                                                      23,879,863
-------------------------------------------------------------------------------------

MACHINERY (16.7%)
AGCO Corp.                                             264,911(b)           9,277,183
Astec Industries, Inc.                                 342,903(b,f)        11,356,947
Caterpillar, Inc.                                      180,710             12,304,544
CNH Global NV                                           47,645(b,c)         1,445,073
Crane Co.                                               95,273              3,424,112
Deere & Co.                                            175,255             10,483,754
Eaton Corp.                                             70,504              5,440,089
ESCO Technologies, Inc.                                 49,406(f)           1,524,175
Ingersoll-Rand PLC                                     110,175(c)           4,074,272
Parker Hannifin Corp.                                   78,934              5,460,654
Terex Corp.                                            758,838(b)          20,124,384
Timken Co.                                             187,134              6,583,374
Trinity Industries, Inc.                               397,753(f)           9,900,072
                                                                      ---------------
Total                                                                     101,398,633
-------------------------------------------------------------------------------------

METALS & MINING (4.7%)
Alcoa, Inc.                                          1,102,966             14,823,863
Freeport-McMoRan Copper & Gold, Inc.                   180,938             13,666,247
                                                                      ---------------
Total                                                                      28,490,110
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Veolia Environnement, ADR                              177,691(c,f)         5,542,182
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
El Paso Corp.                                          666,954              8,070,143
Petroleo Brasileiro SA, ADR                             49,186(c)           2,086,962
                                                                      ---------------
Total                                                                      10,157,105
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.4%)
Weyerhaeuser Co.                                       173,421(f)           8,587,808
-------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Union Pacific Corp.                                     32,884(f)           2,488,003
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Brooks Automation, Inc.                                801,682(b)           7,792,349
Intel Corp.                                            342,106              7,810,280
                                                                      ---------------
Total                                                                      15,602,629
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $434,924,443)                                                     $604,132,844
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              3,966,670(d)          $3,966,670
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,966,670)                                                         $3,966,670
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (6.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(E)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $2,000,037                          0.22%           $2,000,000            $2,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $2,266,734                          0.19             2,266,698             2,266,698
 $20,000,417                         0.25            20,000,000            20,000,000
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $13,000,336                         0.31            13,000,000            13,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
Societe Generale
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $2,500,044                          0.21%           $2,500,000            $2,500,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  RECEIVED FOR SECURITIES ON LOAN
(Cost: $39,766,698)                                                       $39,766,698
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $478,657,811)(g)                                                  $647,866,212
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 17.26% of net assets.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                            $2,545
Fannie Mae Interest Strip                            10,965
Fannie Mae Pool                                   1,354,682
Fannie Mae Principal Strip                              256
Fannie Mae REMICS                                    40,076
Federal Farm Credit Bank                             35,125
Federal Home Loan Banks                              32,565
Federal Home Loan Mortgage Corp                      45,589
Federal National Mortgage Association                32,814
Freddie Mac Non Gold Pool                           151,655
Freddie Mac Reference REMIC                           2,158
Freddie Mac REMICS                                   47,078
Freddie Mac Strips                                   27,385
Ginnie Mae I Pool                                    67,218
Ginnie Mae II Pool                                   49,900
Government National Mortgage Association             11,303
United States Treasury Inflation Indexed
  Bonds                                               9,204
United States Treasury Note/Bond                     16,042
United States Treasury Strip Coupon                 102,405
United States Treasury Strip Principal                1,035
-----------------------------------------------------------
Total market value of collateral securities      $2,040,000
-----------------------------------------------------------


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,662,342
Freddie Mac Gold Pool                               560,202
Freddie Mac Non Gold Pool                            89,488
-----------------------------------------------------------
Total market value of collateral securities      $2,312,032
-----------------------------------------------------------




--------------------------------------------------------------------------------
20  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY               $3,052,632
Banco Bilbao Vizcaya Argentaria/NY                  110,487
Bank of Nova Scotia                                   6,749
BNP Paribas NY                                    2,328,253
Calyon NY                                           155,938
Credit Agricole Corporate and Investment
  Bank/New York                                   1,530,737
Dexia Credit Local NY                             1,699,571
DnB NOR Bank                                         13,755
Natixis/New York NY                               5,474,395
Nordea Bank Finland PLC                             457,342
Rabobank Nederland NV/NY                            757,895
Royal Bank of Scotland PLC/Greenwich CT             145,414
Sanpaolo IMI SpA/New York                            46,300
Societe Generale NY                                 673,684
Standard Chartered Banking                          920,598
Sumitomo Mitsui Banking Corp/New York             1,999,999
Svenska Handelsbanken/New York NY                    65,578
Toronto Dominion Bank/NY                          1,494,737
UBS AG Stamford                                      65,936
-----------------------------------------------------------
Total market value of collateral securities     $21,000,000
-----------------------------------------------------------


PERSHING LLC (0.31%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $3,833,779
Fannie Mae REMICS                                 1,216,120
Fannie Mae-Aces                                      42,869
Federal Farm Credit Bank                            240,396
Federal Home Loan Banks                             465,409
Federal Home Loan Mortgage Corp                      71,116
Federal National Mortgage Association               212,151
Freddie Mac Gold Pool                             3,238,799
Freddie Mac Non Gold Pool                           176,737
Freddie Mac REMICS                                   61,961
Ginnie Mae I Pool                                   210,789
Ginnie Mae II Pool                                  278,629
Government National Mortgage Association              7,681
United States Treasury Bill                             963
United States Treasury Note/Bond                  2,178,054
United States Treasury Strip Coupon                 359,823
United States Treasury Strip Principal              664,724
-----------------------------------------------------------
Total market value of collateral securities     $13,260,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



SOCIETE GENERALE (0.21%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae REMICS                                  $892,257
FHLMC-GNMA                                            5,536
Freddie Mac REMICS                                  701,187
Government National Mortgage Association            951,020
-----------------------------------------------------------
Total market value of collateral securities      $2,550,000
-----------------------------------------------------------



(f) At April 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(g) At April 30, 2010, the cost of securities for federal income tax purposes was $478,671,914 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $170,723,476
     Unrealized depreciation                          (1,529,178)
     -----------------------------------------------------------
     Net unrealized appreciation                    $169,194,298
     -----------------------------------------------------------





--------------------------------------------------------------------------------
22  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                              FAIR VALUE AT APRIL 30, 2010
                            ---------------------------------------------------------------
                                 LEVEL 1          LEVEL 2
                              QUOTED PRICES        OTHER          LEVEL 3
                                IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)              IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
-------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks               $604,132,844              $--         $--        $604,132,844
-------------------------------------------------------------------------------------------
Total Equity Securities        604,132,844               --          --         604,132,844
-------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(b)               3,966,670               --          --           3,966,670
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                --       39,766,698          --          39,766,698
-------------------------------------------------------------------------------------------
Total Other                      3,966,670       39,766,698          --          43,733,368
-------------------------------------------------------------------------------------------
Total                         $608,099,514      $39,766,698         $--        $647,866,212
-------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
24  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $434,924,443)             $604,132,844
  Affiliated money market fund (identified cost $3,966,670)           3,966,670
  Investments of cash collateral received for securities on loan
    (identified cost $39,766,698)                                    39,766,698
-------------------------------------------------------------------------------
Total investments in securities (identified cost $478,657,811)      647,866,212
Capital shares receivable                                             5,205,326
Dividends and accrued interest receivable                               191,309
Receivable for investment securities sold                            14,206,984
-------------------------------------------------------------------------------
Total assets                                                        667,469,831
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                          42,673
Capital shares payable                                                  332,973
Payable for investment securities purchased                          20,841,203
Payable upon return of securities loaned                             39,766,698
Accrued investment management services fees                              11,075
Accrued distribution fees                                                 4,464
Accrued transfer agency fees                                              1,668
Accrued administrative services fees                                      1,006
Accrued plan administration services fees                                     5
Other accrued expenses                                                   94,662
-------------------------------------------------------------------------------
Total liabilities                                                    61,096,427
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $606,373,404
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- APRIL 30, 2010

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $    308,421
Additional paid-in capital                                          428,797,800
Excess of distributions over net investment income                      (11,597)
Accumulated net realized gain (loss)                                  8,070,379
Unrealized appreciation (depreciation) on investments               169,208,401
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $606,373,404
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 37,730,315
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $438,673,229           22,317,277                      $19.66(1)
Class B          $ 21,596,850            1,108,701                      $19.48
Class C          $ 27,986,758            1,436,501                      $19.48
Class I          $117,332,774            5,939,737                      $19.75
Class R2         $     80,728                4,127                      $19.56
Class R3         $     19,621                1,000                      $19.62
Class R4         $    623,844               31,702                      $19.68
Class R5         $     59,600                3,020                      $19.74
------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $20.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED APRIL 30, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $  2,907,201
Income distributions from affiliated money market fund                   11,627
Income from securities lending -- net                                    11,553
  Less foreign taxes withheld                                           (29,257)
-------------------------------------------------------------------------------
Total income                                                          2,901,124
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   2,163,593
Distribution fees
  Class A                                                               573,841
  Class B                                                               125,316
  Class C                                                               127,106
  Class R2                                                                   93
  Class R3                                                                   39
Transfer agency fees
  Class A                                                               317,228
  Class B                                                                18,544
  Class C                                                                18,103
  Class R2                                                                    9
  Class R3                                                                    8
  Class R4                                                                  137
  Class R5                                                                   10
Administrative services fees                                            199,325
Plan administration services fees
  Class R2                                                                   46
  Class R3                                                                   39
  Class R4                                                                  685
Compensation of board members                                            10,845
Custodian fees                                                           20,390
Printing and postage                                                     49,150
Registration fees                                                        88,330
Professional fees                                                        32,229
Other                                                                    31,944
-------------------------------------------------------------------------------
Total expenses                                                        3,777,010
-------------------------------------------------------------------------------
Investment income (loss) -- net                                        (875,886)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     9,561,213
Net change in unrealized appreciation (depreciation) on
  investments                                                       159,170,071
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      168,731,284
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $167,855,398
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED APRIL 30,                                                       2010        2009*
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   (875,886) $    (3,886)
Net realized gain (loss) on investments                               9,561,213      694,849
Net change in unrealized appreciation (depreciation) on
  investments                                                       159,170,071   11,501,260
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     167,855,398   12,192,223
--------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class I                                                             (15,176)          --
    Class R4                                                                (28)          --
    Class R5                                                                 (2)          --
  Net realized gain                                                                       --
    Class A                                                            (900,249)          --
    Class B                                                             (47,676)          --
    Class C                                                             (48,765)          --
    Class I                                                            (306,918)          --
    Class R2                                                                (55)          --
    Class R3                                                                (55)          --
    Class R4                                                             (1,204)          --
    Class R5                                                                (55)          --
--------------------------------------------------------------------------------------------
Total distributions                                                  (1,320,183)          --
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
28  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                       2010        2009*
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $304,416,648  $43,676,837
  Class B shares                                                     14,063,554    3,425,566
  Class C shares                                                     20,202,690    2,340,234
  Class I shares                                                     89,945,510           --
  Class R2 shares                                                        61,860           --
  Class R4 shares                                                       579,230        8,000
  Class R5 shares                                                        37,745           --
Reinvestment of distributions at net asset value
  Class A shares                                                        886,245           --
  Class B shares                                                         44,835           --
  Class C shares                                                         45,712           --
  Class I shares                                                        322,070           --
  Class R4 shares                                                         1,175           --
Conversions from Class B to Class A
  Class A shares                                                        457,477           --
  Class B shares                                                       (457,477)          --
Payments for redemptions
  Class A shares                                                    (28,720,576)    (373,756)
  Class B shares                                                     (2,116,471)     (30,696)
  Class C shares                                                       (995,259)     (11,640)
  Class I shares                                                    (28,788,193)  (4,799,826)
  Class R4 shares                                                      (101,651)          --
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           369,885,124   44,234,719
--------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             536,420,339   56,426,942
Net assets at beginning of year                                      69,953,065   13,526,123**
--------------------------------------------------------------------------------------------
Net assets at end of year                                          $606,373,404  $69,953,065
--------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $    (11,597) $    14,566
--------------------------------------------------------------------------------------------


 *For the period from Feb. 19, 2009 (when shares became publicly available) to
  April 30, 2009.
**Initial capital of $15,000,000 was contributed on Feb. 12, 2009. The Fund had a decrease in net assets resulting from operations of $1,473,877 during the period from Feb. 12, 2009 to Feb 19, 2009 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS A                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.62        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.05)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.15         2.60
----------------------------------------------------------------------
Total from investment operations                     8.10         2.60
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.66       $11.62
----------------------------------------------------------------------
TOTAL RETURN                                       69.75%       28.83%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.82%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.17%        1.39%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.30%)       (.19%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $439          $51
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS B                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.60        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.17)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         8.11         2.60
----------------------------------------------------------------------
Total from investment operations                     7.94         2.58
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.48       $11.60
----------------------------------------------------------------------
TOTAL RETURN                                       68.49%       28.60%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.94%        2.58%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.94%        2.15%(d)
----------------------------------------------------------------------
Net investment income (loss)                       (1.04%)       (.97%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22           $4
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



                                                        YEAR ENDED
                                                        APRIL 30,
CLASS C                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.60        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.17)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         8.11         2.60
----------------------------------------------------------------------
Total from investment operations                     7.94         2.58
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.48       $11.60
----------------------------------------------------------------------
TOTAL RETURN                                       68.49%       28.60%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.92%        2.58%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.92%        2.15%(d)
----------------------------------------------------------------------
Net investment income (loss)                       (1.06%)       (.94%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $28           $3
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS I                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.63        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02          .01
Net gains (losses) (both realized and
 unrealized)                                         8.16         2.60
----------------------------------------------------------------------
Total from investment operations                     8.18         2.61
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.75       $11.63
----------------------------------------------------------------------
TOTAL RETURN                                       70.41%       28.94%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .78%        1.47%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .78%         .99%(d)
----------------------------------------------------------------------
Net investment income (loss)                         .10%         .31%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $117          $12
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R2                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.61        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.11)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         8.12         2.60
----------------------------------------------------------------------
Total from investment operations                     8.01         2.59
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.56       $11.61
----------------------------------------------------------------------
TOTAL RETURN                                       69.04%       28.71%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.59%        2.27%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.59%        1.79%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.69%)       (.48%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R3                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.61        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.06)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.13         2.59
----------------------------------------------------------------------
Total from investment operations                     8.07         2.59
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.62       $11.61
----------------------------------------------------------------------
TOTAL RETURN                                       69.55%       28.71%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.35%        2.02%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.35%        1.54%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.40%)       (.23%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R4                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.62        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.16         2.60
----------------------------------------------------------------------
Total from investment operations                     8.12         2.60
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.68       $11.62
----------------------------------------------------------------------
TOTAL RETURN                                       69.94%       28.82%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.07%        1.76%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.07%        1.29%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.25%)        .06%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R5                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.63        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .00(b)       .01
Net gains (losses) (both realized and
 unrealized)                                         8.17         2.60
----------------------------------------------------------------------
Total from investment operations                     8.17         2.61
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.74       $11.63
----------------------------------------------------------------------
TOTAL RETURN                                       70.32%       28.94%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .84%        1.51%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .84%        1.04%(d)
----------------------------------------------------------------------
Net investment income (loss)                         .02%         .27%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Recovery and Infrastructure Fund (the Fund) is a series of RiverSource Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its assets in equity securities issued by infrastructure-related companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Trust's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before

--------------------------------------------------------------------------------
36  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.65% to 0.50% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the S&P 500 Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on March 1, 2011 and cover the 24-month period beginning March 1, 2009. The management fee for the year ended April 30, 2010 was 0.65% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended April 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended April 30, 2010, other expenses paid to this company were $887.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $259,000 and $32,000 for

--------------------------------------------------------------------------------
40  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $1,798,997 for Class A, $14,298 for Class B and $4,056 for Class C for the year ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
Under an agreement which is effective until June 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.39%
Class B..............................................  2.15
Class C..............................................  2.15
Class I..............................................  1.00
Class R2.............................................  1.80
Class R3.............................................  1.55
Class R4.............................................  1.30
Class R5.............................................  1.05


For the year ended April 30, 2010, the waiver was not invoked since the Fund's expenses were below the cap amount.

Effective July 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.38%
Class B..............................................  2.14
Class C..............................................  2.13
Class I..............................................  1.03
Class R2.............................................  1.80
Class R3.............................................  1.55
Class R4.............................................  1.30
Class R5.............................................  1.08


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $402,928,887 and $34,969,947, respectively, for the year ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for the periods indicated were as follows:

YEAR ENDED APRIL 30,                           2010       2009*
-----------------------------------------------------------------
CLASS A
Sold                                        19,578,973  4,409,157
Converted from Class B**                        33,630         --
Reinvested distributions                        53,420         --
Redeemed                                    (1,720,267)   (38,636)
-----------------------------------------------------------------
Net increase (decrease)                     17,945,756  4,370,521
-----------------------------------------------------------------

CLASS B
Sold                                           921,407    348,131
Reinvested distributions                         2,719         --
Converted to Class A**                         (33,735)        --
Redeemed                                      (128,079)    (2,742)
-----------------------------------------------------------------
Net increase (decrease)                        762,312    345,389
-----------------------------------------------------------------



--------------------------------------------------------------------------------
42  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                           2010       2009*
-----------------------------------------------------------------
CLASS C
Sold                                         1,258,644    234,785
Reinvested distributions                         2,772         --
Redeemed                                       (59,645)    (1,055)
-----------------------------------------------------------------
Net increase (decrease)                      1,201,771    233,730
-----------------------------------------------------------------

CLASS I
Sold                                         6,911,440         --
Reinvested distributions                        19,344         --
Redeemed                                    (2,055,670)  (428,377)
-----------------------------------------------------------------
Net increase (decrease)                      4,875,114   (428,377)
-----------------------------------------------------------------

CLASS R2
Sold                                             3,127         --
-----------------------------------------------------------------
Net increase (decrease)                          3,127         --
-----------------------------------------------------------------

CLASS R4
Sold                                            35,309        945
Reinvested distributions                            71         --
Redeemed                                        (5,623)        --
-----------------------------------------------------------------
Net increase (decrease)                         29,757        945
-----------------------------------------------------------------

CLASS R5
Sold                                             2,020         --
-----------------------------------------------------------------
Net increase (decrease)                          2,020         --
-----------------------------------------------------------------


 * For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


$37,730,315 were on loan, secured by cash collateral of $39,766,698 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $11,553 earned from securities lending for the year ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $147,394,353 and $145,662,723, respectively, for the year ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written

--------------------------------------------------------------------------------
44  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended April 30, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been decreased by $864,929 and accumulated net realized gain has been decreased by $864,929.

The tax character of distributions paid for the years indicated was as follows:

YEAR ENDED APRIL 30,                              2010     2009*
----------------------------------------------------------------
Ordinary income..............................  $1,320,183   $--
Long-term capital gain.......................          --    --


* For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

At April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...................  $  6,208,734
Undistributed accumulated long-term gain........  $  1,875,748
Unrealized appreciation (depreciation)..........  $169,182,701


10. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
Compared with "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On

--------------------------------------------------------------------------------
46  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Recovery and Infrastructure Fund (the Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Recovery and Infrastructure Fund of the RiverSource Series Trust at April 30, 2010, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the year then ended and for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 23, 2010


--------------------------------------------------------------------------------
50  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2010 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (64.9%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.4%)
RiverSource Disciplined International Equity
 Fund                                                 181,392              $1,269,742
-------------------------------------------------------------------------------------

U.S. LARGE CAP (44.0%)
RiverSource Disciplined Equity Fund                   380,079               1,949,804
RiverSource Disciplined Large Cap Growth Fund          98,481                 852,848
RiverSource Disciplined Large Cap Value Fund           97,861                 837,692
                                                                      ---------------
Total                                                                       3,640,344
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           56,494                 456,469
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $4,634,405)                                                         $5,366,555
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (28.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            8,693                 $60,502
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                      114,330                 310,979
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.3%)
RiverSource Inflation Protected Securities
 Fund                                                  10,286                 105,949
-------------------------------------------------------------------------------------

INTERNATIONAL (8.4%)
RiverSource Emerging Markets Bond Fund                 63,627                 698,628
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.3%)
RiverSource Diversified Bond Fund                     240,282               1,184,590
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,137,509)                                                         $2,360,648
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           36,863(b)             $372,314
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $366,273)                                                             $372,314
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      203,306                $203,306
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $203,306)                                                             $203,306
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $7,341,493)(c)                                                      $8,302,823
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $8,494,455 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                           $--
     Unrealized depreciation                                                      (191,632)
     -------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(191,632)
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2010 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                           FAIR VALUE AT APRIL 30, 2010
                                                          -------------------------------------------------------------
                                                               LEVEL 1          LEVEL 2
                                                            QUOTED PRICES        OTHER          LEVEL 3
                                                              IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                             MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                               IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                              $8,302,823           $--             $--        $8,302,823





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
64  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2015 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (74.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (18.9%)
RiverSource Disciplined International Equity
 Fund                                                  585,120             $4,095,842
-------------------------------------------------------------------------------------

U.S. LARGE CAP (49.8%)
RiverSource Disciplined Equity Fund                  1,229,586              6,307,777
RiverSource Disciplined Large Cap Growth Fund          250,835              2,172,229
RiverSource Disciplined Large Cap Value Fund           271,126              2,320,836
                                                                      ---------------
Total                                                                      10,800,842
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           159,357              1,287,606
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $13,877,566)                                                       $16,184,290
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (23.9%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.5%)
RiverSource Global Bond Fund                            79,338               $552,190
-------------------------------------------------------------------------------------

HIGH YIELD (3.5%)
RiverSource High Yield Bond Fund                       276,967                753,349
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.8%)
RiverSource Inflation Protected Securities
 Fund                                                   16,129                166,126
-------------------------------------------------------------------------------------

INTERNATIONAL (5.7%)
RiverSource Emerging Markets Bond Fund                 111,910              1,228,771
-------------------------------------------------------------------------------------

INVESTMENT GRADE (11.4%)
RiverSource Diversified Bond Fund                      504,035              2,484,894
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,773,342)                                                         $5,185,330
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            17,565(b)            $177,404
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $171,934)                                                             $177,404
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       174,833               $174,833
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $174,833)                                                             $174,833
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $18,997,675)(c)                                                    $21,721,857
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $23,583,853 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (1,861,996)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,861,996)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  65

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2015 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $21,721,857          $--             $--        $21,721,857





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
66  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2020 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (78.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (19.2%)
RiverSource Disciplined International Equity
 Fund                                                  646,692             $4,526,843
-------------------------------------------------------------------------------------

U.S. LARGE CAP (54.0%)
RiverSource Disciplined Equity Fund                  1,588,858              8,150,842
RiverSource Disciplined Large Cap Growth Fund          270,907              2,346,058
RiverSource Disciplined Large Cap Value Fund           258,164              2,209,880
                                                                      ---------------
Total                                                                      12,706,780
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.6%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           163,812              1,323,600
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $17,960,539)                                                       $18,557,223
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (20.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                            70,742               $492,365
-------------------------------------------------------------------------------------

HIGH YIELD (4.3%)
RiverSource High Yield Bond Fund                       369,176              1,004,159
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.6%)
RiverSource Inflation Protected Securities
 Fund                                                   13,004                133,946
-------------------------------------------------------------------------------------

INTERNATIONAL (3.8%)
RiverSource Emerging Markets Bond Fund                  80,899                888,268
-------------------------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Diversified Bond Fund                      453,618              2,236,336
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,405,302)                                                         $4,755,074
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            14,277(b)            $144,198
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $141,573)                                                             $144,198
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       133,434               $133,434
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $133,434)                                                             $133,434
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $22,640,848)(c)                                                    $23,589,929
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $26,381,849 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (2,791,920)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(2,791,920)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2020 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $23,589,929          $--             $--        $23,589,929





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
68  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2025 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.1%)
RiverSource Disciplined International Equity
 Fund                                                  761,180             $5,328,259
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  2,048,841             10,510,556
RiverSource Disciplined Large Cap Growth Fund          317,526              2,749,777
RiverSource Disciplined Large Cap Value Fund           282,956              2,422,105
                                                                      ---------------
Total                                                                      15,682,438
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           191,294              1,545,652
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $23,112,730)                                                       $22,556,349
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            27,367               $190,477
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       366,582                997,102
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                   10,768                110,907
-------------------------------------------------------------------------------------

INTERNATIONAL (1.2%)
RiverSource Emerging Markets Bond Fund                  28,250                310,187
-------------------------------------------------------------------------------------

INVESTMENT GRADE (7.9%)
RiverSource Diversified Bond Fund                      427,049              2,105,352
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,533,172)                                                         $3,714,025
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            13,238(b)            $133,700
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $131,133)                                                             $133,700
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       102,775               $102,775
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $102,775)                                                             $102,775
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $26,879,810)(c)                                                    $26,506,849
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $30,726,987 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (4,220,138)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(4,220,138)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  69

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2025 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $26,506,849          $--             $--        $26,506,849





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
70  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2030 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  736,089             $5,152,622
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  1,977,832             10,146,279
RiverSource Disciplined Large Cap Growth Fund          306,784              2,656,752
RiverSource Disciplined Large Cap Value Fund           273,117              2,337,878
                                                                      ---------------
Total                                                                      15,140,909
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           184,109              1,487,601
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $20,447,959)                                                       $21,781,132
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (13.9%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            26,381               $183,613
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       353,665                961,970
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                   10,292                106,007
-------------------------------------------------------------------------------------

INTERNATIONAL (1.0%)
RiverSource Emerging Markets Bond Fund                  24,204                265,761
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      413,332              2,037,727
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,401,562)                                                         $3,555,078
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            12,787(b)            $129,152
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $126,727)                                                             $129,152
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        99,352                $99,352
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $99,352)                                                               $99,352
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $24,075,600)(c)                                                    $25,564,714
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $29,156,327 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (3,591,613)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,591,613)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  71

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2030 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $25,564,714          $--             $--        $25,564,714





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
72  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2035 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  556,516             $3,895,615
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  1,492,442              7,656,228
RiverSource Disciplined Large Cap Growth Fund          231,431              2,004,192
RiverSource Disciplined Large Cap Value Fund           206,011              1,763,455
                                                                      ---------------
Total                                                                      11,423,875
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           139,234              1,125,013
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,271,481)                                                       $16,444,503
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            19,986               $139,101
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       268,235                729,598
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                    7,827                 80,614
-------------------------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Emerging Markets Bond Fund                  19,537                214,516
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      309,831              1,527,467
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,567,915)                                                         $2,691,296
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             9,586(b)             $96,815
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $95,038)                                                               $96,815
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        74,839                $74,839
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $74,839)                                                               $74,839
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $19,009,273)(c)                                                    $19,307,453
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $22,443,095 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (3,135,642)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,135,642)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  73

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2035 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $19,307,453          $--             $--        $19,307,453





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
74  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2040 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  404,625             $2,832,372
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  1,085,459              5,568,401
RiverSource Disciplined Large Cap Growth Fund          168,457              1,458,839
RiverSource Disciplined Large Cap Value Fund           149,752              1,281,880
                                                                      ---------------
Total                                                                       8,309,120
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           100,522                812,220
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $11,323,724)                                                       $11,953,712
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            14,557               $101,317
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       194,301                528,500
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                    5,622                 57,904
-------------------------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Emerging Markets Bond Fund                  14,487                159,067
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      225,889              1,113,632
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,876,946)                                                         $1,960,420
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             6,939(b)             $70,081
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $68,890)                                                               $70,081
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        54,562                $54,562
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $54,562)                                                               $54,562
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,324,122)(c)                                                    $14,038,775
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $15,871,107 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (1,832,332)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,832,332)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  75

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2040 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $14,038,775          $--             $--        $14,038,775





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
76  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2045 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  379,171             $2,654,199
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.4%)
RiverSource Disciplined Equity Fund                  1,016,401              5,214,137
RiverSource Disciplined Large Cap Growth Fund          157,450              1,363,521
RiverSource Disciplined Large Cap Value Fund           140,245              1,200,500
                                                                      ---------------
Total                                                                       7,778,158
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            94,726                765,382
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,819,233)                                                        $11,197,739
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            13,620                $94,796
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       181,887                494,733
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                    5,358                 55,189
-------------------------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Emerging Markets Bond Fund                  13,532                148,583
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      210,330              1,036,927
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,759,514)                                                         $1,830,228
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             6,493(b)             $65,575
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $64,306)                                                               $65,575
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        50,935                $50,935
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $50,935)                                                               $50,935
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,693,988)(c)                                                    $13,144,477
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $14,400,818 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (1,256,341)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,256,341)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  77

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2045 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $13,144,477          $--             $--        $13,144,477





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
78  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                        RIVERSOURCE       RIVERSOURCE       RIVERSOURCE
                                                                        RETIREMENT        RETIREMENT        RETIREMENT
                                                                         PLUS 2010         PLUS 2015         PLUS 2020
APRIL 30, 2010                                                             FUND              FUND              FUND
ASSETS
Investments in affiliated funds, at value
(identified cost $7,341,493, $18,997,675 and $22,640,848,
  respectively)                                                         $ 8,302,823       $21,721,857       $23,589,929
Capital shares receivable                                                       113             2,088               635
Dividends receivable                                                          1,786             3,910             4,156
Receivable for affiliated investments sold                                   12,942                --            21,291
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                              8,317,664        21,727,855        23,616,011
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                       13,055               449            21,737
Payable for affiliated investments purchased                                     --             1,639                --
Accrued distribution fees                                                        21                35                40
Accrued transfer agency fees                                                     18                41                43
Accrued administrative services fees                                              5                12                13
Accrued plan administrative services fees                                        22                69                75
Other accrued expenses                                                       35,475            39,357            39,770
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            48,596            41,602            61,678
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                             $ 8,269,068       $21,686,253       $23,554,333
-----------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                         $     9,684       $    25,365       $    29,093
Additional paid-in capital                                               11,892,083        27,385,889        31,744,120
Undistributed net investment income                                          13,269           406,526           229,676
Accumulated net realized gain (loss)                                     (4,607,298)       (8,855,709)       (9,397,637)
Unrealized appreciation (depreciation) on affiliated investments            961,330         2,724,182           949,081
-----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares       $ 8,269,068       $21,686,253       $23,554,333
-----------------------------------------------------------------------------------------------------------------------



Net assets
  applicable
  to
  outstanding
  shares:       Class A               $ 3,004,756       $ 5,097,950       $ 5,667,643
                Class R2              $     3,994       $     3,973       $    78,158
                Class R3              $     3,994       $     3,973       $     3,759
                Class R4              $     3,996       $     3,975       $     3,760
                Class R5              $     3,998       $     3,981       $     3,765
                Class Y               $ 5,248,330       $16,572,401       $17,797,248
Outstanding
  shares of
  beneficial
  interest:     Class A shares            352,192           597,650           702,748
                Class R2 shares               468               465             9,696
                Class R3 shares               468               465               464
                Class R4 shares               468               465               464
                Class R5 shares               468               465               464
                Class Y shares            614,374         1,937,035         2,195,426
Net asset
  value per
  share:        Class A(1)            $      8.53       $      8.53       $      8.06
                Class R2              $      8.53       $      8.54       $      8.06
                Class R3              $      8.53       $      8.54       $      8.10
                Class R4              $      8.54       $      8.55       $      8.10
                Class R5              $      8.54       $      8.56       $      8.11
                Class Y               $      8.54       $      8.56       $      8.11
-------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $9.05, $9.05 and $8.55, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  79

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                        RIVERSOURCE       RIVERSOURCE       RIVERSOURCE
                                                        RETIREMENT        RETIREMENT        RETIREMENT
                                                         PLUS 2025         PLUS 2030         PLUS 2035
APRIL 30, 2010                                             FUND              FUND              FUND
ASSETS
Investments in affiliated funds, at value
(identified cost $26,879,810, $24,075,600 and
  $19,009,273, respectively)                            $26,506,849       $25,564,714       $19,307,453
Capital shares receivable                                       936             1,539            15,159
Dividends receivable                                          4,023             3,940             2,934
Receivable for affiliated investments sold                   26,931            81,221            16,916
-------------------------------------------------------------------------------------------------------
Total assets                                             26,538,739        25,651,414        19,342,462
-------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                       27,137            82,410            32,074
Accrued distribution fees                                        23                22                14
Accrued transfer agency fees                                     48                47                35
Accrued administrative services fees                             15                14                11
Accrued plan administrative services fees                        97                95                73
Other accrued expenses                                       35,306            37,903            33,815
-------------------------------------------------------------------------------------------------------
Total liabilities                                            62,626           120,491            66,022
-------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares             $26,476,113       $25,530,923       $19,276,440
-------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value         $    32,684       $    31,540       $    24,042
Additional paid-in capital                               34,594,291        32,683,007        23,744,150
Undistributed net investment income                         612,536           458,545           323,738
Accumulated net realized gain (loss)                     (8,390,437)       (9,131,283)       (5,113,670)
Unrealized appreciation (depreciation) on
  affiliated investments                                   (372,961)        1,489,114           298,180
-------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                    $26,476,113       $25,530,923       $19,276,440
-------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                  Class A               $ 3,282,520       $ 3,128,008       $ 1,956,294
                                           Class R2              $    22,706       $    11,770       $     3,735
                                           Class R3              $     3,768       $     3,744       $     3,739
                                           Class R4              $     3,778       $     3,752       $     3,740
                                           Class R5              $     3,778       $     3,757       $     3,746
                                           Class Y               $23,159,563       $22,379,892       $17,305,186
Outstanding shares of beneficial
  interest:                                Class A shares            407,390           387,287           244,856
                                           Class R2 shares             2,823             1,457               467
                                           Class R3 shares               466               464               467
                                           Class R4 shares               465               464               467
                                           Class R5 shares               465               464               467
                                           Class Y shares          2,856,811         2,763,842         2,157,431
Net asset value per share:                 Class A(1)            $      8.06       $      8.08       $      7.99
                                           Class R2              $      8.04       $      8.08       $      8.00
                                           Class R3              $      8.09       $      8.07       $      8.01
                                           Class R4              $      8.12       $      8.09       $      8.01
                                           Class R5              $      8.12       $      8.10       $      8.02
                                           Class Y               $      8.11       $      8.10       $      8.02
----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $8.55, $8.57 and $8.48, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
80  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    RIVERSOURCE       RIVERSOURCE
                                                                    RETIREMENT        RETIREMENT
                                                                     PLUS 2040         PLUS 2045
APRIL 30, 2010                                                         FUND              FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $13,324,122 and $11,693,988, respectively)       $14,038,775       $13,144,477
Capital shares receivable                                                 1,804                94
Dividends receivable                                                      2,117             1,973
Receivable for affiliated investments sold                                  233               436
-------------------------------------------------------------------------------------------------
Total assets                                                         14,042,929        13,146,980
-------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    1,117               436
Accrued distribution fees                                                    12                10
Accrued transfer agency fees                                                 31                30
Accrued administrative services fees                                          8                 7
Accrued plan administrative services fees                                    51                49
Other accrued expenses                                                   33,548            34,942
-------------------------------------------------------------------------------------------------
Total liabilities                                                        34,767            35,474
-------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $14,008,162       $13,111,506
-------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    17,961       $    16,478
Additional paid-in capital                                           16,759,416        14,730,088
Undistributed net investment income                                      18,901            90,004
Accumulated net realized gain (loss)                                 (3,502,769)       (3,175,553)
Unrealized appreciation (depreciation) on affiliated
  investments                                                           714,653         1,450,489
-------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                            $14,008,162       $13,111,506
-------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:           Class A               $ 1,741,154       $ 1,471,608
                                                       Class R2              $    11,120       $     4,460
                                                       Class R3              $    35,194       $     3,702
                                                       Class R4              $     3,616       $    13,137
                                                       Class R5              $     3,621       $     3,708
                                                       Class Y               $12,213,457       $11,614,891
Outstanding shares of beneficial interest:             Class A shares            224,227           185,478
                                                       Class R2 shares             1,430               562
                                                       Class R3 shares             4,525               466
                                                       Class R4 shares               464             1,653
                                                       Class R5 shares               464               466
                                                       Class Y shares          1,565,039         1,459,211
Net asset value per share:                             Class A(1)            $      7.77       $      7.93
                                                       Class R2              $      7.78       $      7.94
                                                       Class R3              $      7.78       $      7.94
                                                       Class R4              $      7.79       $      7.95
                                                       Class R5              $      7.80       $      7.96
                                                       Class Y               $      7.80       $      7.96
----------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $8.24 and $8.41, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  81

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                          RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                           RETIREMENT       RETIREMENT       RETIREMENT
                                                           PLUS 2010        PLUS 2015        PLUS 2020
YEAR ENDED APRIL 30, 2010                                     FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                    $  253,877      $   650,521      $   669,147
-------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       7,863           12,794           11,607
  Class R2                                                         18               18              146
  Class R3                                                         10               10                8
Transfer agency fees
  Class A                                                       3,924            6,659            6,480
  Class R2                                                          2                2               15
  Class R3                                                          2                2                1
  Class R4                                                          2                2                1
  Class R5                                                          2                2                1
  Class Y                                                       2,538            7,560            8,545
Administrative services fees                                    1,647            4,050            4,355
Plan administrative services fees
  Class R2                                                         10                9               73
  Class R3                                                         10                9                8
  Class R4                                                         10                9                8
  Class Y                                                       7,614           22,678           25,635
Custodian fees                                                 12,685           11,885           12,285
Printing and postage                                            6,655            9,478            9,295
Registration fees                                              26,780           28,300           28,410
Professional fees                                              20,825           19,960           19,960
Other                                                           3,024            2,916            2,655
-------------------------------------------------------------------------------------------------------
Total expenses                                                 93,621          126,343          129,488
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                (72,640)         (79,618)         (80,384)
-------------------------------------------------------------------------------------------------------
Total net expenses                                             20,981           46,725           49,104
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               232,896          603,796          620,043
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                       (668,738)      (3,668,641)      (2,866,133)
  Capital gain distributions from underlying
    affiliated funds                                           30,006           76,700           74,815
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments           (638,732)      (3,591,941)      (2,791,318)
Net change in unrealized appreciation (depreciation)
  on affiliated investments                                 2,420,510        8,243,231        7,944,024
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              1,781,778        4,651,290        5,152,706
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               $2,014,674      $ 5,255,086      $ 5,772,749
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2025        PLUS 2030        PLUS 2035
YEAR ENDED APRIL 30, 2010                                    FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                  $   736,324      $   742,571      $   521,639
------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                      6,809           10,004            4,104
  Class R2                                                        97               45               17
  Class R3                                                         8               13                8
Transfer agency fees
  Class A                                                      5,901            5,426            3,815
  Class R2                                                        10                4                1
  Class R3                                                         1                2                1
  Class R4                                                         1                1                1
  Class R5                                                         1                1                1
  Class Y                                                     10,882           10,440            7,861
Administrative services fees                                   4,903            4,981            3,476
Plan administrative services fees
  Class R2                                                        49               22                8
  Class R3                                                         8               13                8
  Class R4                                                         8                8                8
  Class Y                                                     32,646           31,319           23,584
Custodian fees                                                11,885           12,085           11,885
Printing and postage                                           9,059            9,335            8,110
Registration fees                                             27,891           23,522           27,649
Professional fees                                             19,710           19,810           19,710
Other                                                          2,818            2,854            2,438
------------------------------------------------------------------------------------------------------
Total expenses                                               132,687          129,885          112,685
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                               (82,709)         (76,763)         (77,928)
------------------------------------------------------------------------------------------------------
Total net expenses                                            49,978           53,122           34,757
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              686,346          689,449          486,882
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                    (2,733,460)      (4,136,995)      (2,028,798)
  Capital gain distributions from underlying
    affiliated funds                                          82,073           80,622           57,607
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments        (2,651,387)      (4,056,373)      (1,971,191)
Net change in unrealized appreciation
  (depreciation) on affiliated investments                 8,698,167       10,327,432        6,227,049
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             6,046,780        6,271,059        4,255,858
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        $ 6,733,126      $ 6,960,508      $ 4,742,740
------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  83

STATEMENTS OF OPERATIONS (continued) -------------------------------------------

                                                                    RIVERSOURCE      RIVERSOURCE
                                                                     RETIREMENT       RETIREMENT
                                                                     PLUS 2040        PLUS 2045
YEAR ENDED APRIL 30, 2010                                               FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds             $   363,823      $   340,608
------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                 3,831            3,364
  Class R2                                                                   50               18
  Class R3                                                                   70                8
Transfer agency fees
  Class A                                                                 5,023            5,165
  Class R2                                                                    4                1
  Class R3                                                                   14                1
  Class R4                                                                    1                1
  Class R5                                                                    1                1
  Class Y                                                                 5,299            4,975
Administrative services fees                                              2,435            2,262
Plan administrative services fees
  Class R2                                                                   25                8
  Class R3                                                                   70                8
  Class R4                                                                    8                9
  Class Y                                                                15,897           14,926
Custodian fees                                                           11,985           11,285
Printing and postage                                                      8,030            8,090
Registration fees                                                        27,742           26,747
Professional fees                                                        19,760           19,960
Other                                                                     2,255            2,783
------------------------------------------------------------------------------------------------
Total expenses                                                          102,500           99,612
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (77,211)         (76,398)
------------------------------------------------------------------------------------------------
Total net expenses                                                       25,289           23,214
------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         338,534          317,394
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                               (1,436,013)      (1,355,092)
  Capital gain distributions from underlying affiliated funds            41,159           38,747
------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments                   (1,394,854)      (1,316,345)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                              4,345,788        4,076,908
------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2,950,934        2,760,563
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        $ 3,289,468      $ 3,077,957
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                       RIVERSOURCE                       RIVERSOURCE
                                                RETIREMENT PLUS 2010 FUND         RETIREMENT PLUS 2015 FUND
YEAR ENDED APRIL 30,                              2010             2009             2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net               $   232,896      $   327,749      $   603,796      $    538,265
Net realized gain (loss) on affiliated
  investments                                    (638,732)      (3,663,168)      (3,591,941)       (5,011,384)
Net change in unrealized appreciation
  (depreciation) on affiliated investments      2,420,510         (820,046)       8,243,231        (4,230,537)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,014,674       (4,155,465)       5,255,086        (8,703,656)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (113,422)         (80,715)        (156,210)          (28,275)
    Class R2                                         (120)             (75)            (112)              (11)
    Class R3                                         (129)             (84)            (121)              (21)
    Class R4                                         (138)             (93)            (129)              (31)
    Class R5                                         (147)             (93)            (137)              (29)
    Class Y                                      (191,706)        (193,768)        (533,287)         (100,139)
-------------------------------------------------------------------------------------------------------------
Total distributions                              (305,662)        (274,828)        (689,996)         (128,506)
-------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                  438,783        1,534,404          831,129         2,542,003
  Class Y shares                                1,075,977        1,715,747        1,929,585         3,132,790
Reinvestment of distributions at net asset
  value
  Class A shares                                  106,335           71,211          155,879            26,656
  Class Y shares                                  191,706          193,510          533,287           100,139
Payments for redemptions
  Class A shares                               (1,305,543)      (1,118,823)      (1,919,434)       (1,939,992)
  Class Y shares                               (1,759,657)      (6,462,954)      (2,274,767)       (6,853,989)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                 (1,252,399)      (4,066,905)        (744,321)       (2,992,393)
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets           456,613       (8,497,198)       3,820,769       (11,824,555)
Net assets at beginning of year                 7,812,455       16,309,653       17,865,484        29,690,039
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 8,269,068      $ 7,812,455      $21,686,253      $ 17,865,484
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $    13,269      $    57,931      $   406,526      $    420,887
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  85

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2020 FUND          RETIREMENT PLUS 2025 FUND
YEAR ENDED APRIL 30,                             2010             2009              2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   620,043      $    581,722      $   686,346      $    553,654
Net realized gain (loss) on affiliated
  investments                                 (2,791,318)       (6,332,222)      (2,651,387)       (5,473,791)
Net change in unrealized appreciation
  (depreciation) on affiliated investments     7,944,024        (5,161,476)       8,698,167        (7,143,483)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    5,772,749       (10,911,976)       6,733,126       (12,063,620)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                     (141,887)          (54,011)         (74,214)               --
    Class R2                                        (971)              (40)            (515)               --
    Class R3                                        (104)              (49)             (93)               --
    Class R4                                        (111)              (60)            (101)               --
    Class R5                                        (118)              (57)            (108)               --
    Class Y                                     (556,805)         (300,810)        (644,962)               --
-------------------------------------------------------------------------------------------------------------
Total distributions                             (699,996)         (355,027)        (719,993)               --
-------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               1,326,883         2,414,781        1,037,830           914,451
  Class R2 shares                                 61,977             5,840            2,260            12,089
  Class Y shares                               2,844,759         4,141,075        3,184,860         4,017,583
Reinvestment of distributions at net asset
  value
  Class A shares                                 138,172            52,938           72,449                --
  Class R2 shares                                    862                --              425                --
  Class Y shares                                 556,805           300,810          644,962                --
Payments for redemptions
  Class A shares                                (597,350)         (621,299)        (760,080)         (288,424)
  Class R2 shares                                    (36)               --              (72)               --
  Class Y shares                              (4,425,415)       (8,316,638)      (4,495,545)       (6,946,291)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                             (93,343)       (2,022,493)        (312,911)       (2,290,592)
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        4,979,410       (13,289,496)       5,700,222       (14,354,212)
Net assets at beginning of year               18,574,923        31,864,419       20,775,891        35,130,103
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $23,554,333      $ 18,574,923      $26,476,113      $ 20,775,891
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $   229,676      $    239,557      $   612,536      $    569,313
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2030 FUND          RETIREMENT PLUS 2035 FUND
YEAR ENDED APRIL 30,                             2010             2009              2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   689,449      $    535,927      $   486,882      $   359,718
Net realized gain (loss) on affiliated
  investments                                 (4,056,373)       (4,759,376)      (1,971,191)      (2,888,534)
Net change in unrealized appreciation
  (depreciation) on affiliated investments    10,327,432        (7,056,338)       6,227,049       (4,914,385)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    6,960,508       (11,279,787)       4,742,740       (7,443,201)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (95,877)           (4,663)         (50,411)          (1,239)
    Class R2                                        (235)               (1)             (94)              --
    Class R3                                        (268)              (10)            (102)              (7)
    Class R4                                        (112)              (21)            (109)             (17)
    Class R5                                        (119)              (18)            (116)             (14)
    Class Y                                     (683,377)          (72,783)        (499,172)         (35,734)
------------------------------------------------------------------------------------------------------------
Total distributions                             (779,988)          (77,496)        (550,004)         (37,011)
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                 465,474         3,240,071          430,939          552,952
  Class R2 shares                                  2,396             3,598               --               --
  Class R3 shares                                  5,002            14,211               --               --
  Class Y shares                               4,745,328         4,103,650        3,410,550        3,991,855
Reinvestment of distributions at net asset
  value
  Class A shares                                  93,286             4,587           49,546            1,220
  Class R2 shares                                    138                --               --               --
  Class R3 shares                                    157                --               --               --
  Class Y shares                                 683,377            72,783          499,172           35,734
Payments for redemptions
  Class A shares                              (3,302,910)         (330,647)        (205,832)        (202,507)
  Class R3 shares                                 (5,407)          (12,907)              --               --
  Class Y shares                              (6,130,632)       (5,055,885)      (3,504,907)      (3,887,609)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (3,443,791)        2,039,461          679,468          491,645
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        2,736,729        (9,317,822)       4,872,204       (6,988,567)
Net assets at beginning of year               22,794,194        32,112,016       14,404,236       21,392,803
------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $25,530,923      $ 22,794,194      $19,276,440      $14,404,236
------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $   458,545      $    473,572      $   323,738      $   332,904
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  87

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                       RIVERSOURCE                       RIVERSOURCE
                                                RETIREMENT PLUS 2040 FUND         RETIREMENT PLUS 2045 FUND
YEAR ENDED APRIL 30,                              2010             2009             2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net               $   338,534      $   222,965      $   317,394      $   191,682
Net realized gain (loss) on affiliated
  investments                                  (1,394,854)      (1,838,428)      (1,316,345)      (1,671,265)
Net change in unrealized appreciation
  (depreciation) on affiliated investments      4,345,788       (2,908,402)       4,076,908       (2,206,108)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     3,289,468       (4,523,865)       3,077,957       (3,685,691)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (43,088)         (26,681)         (38,850)         (11,866)
    Class R2                                         (267)             (63)             (90)             (28)
    Class R3                                         (850)             (73)             (98)             (38)
    Class R4                                         (100)             (83)            (106)             (48)
    Class R5                                         (107)             (80)            (113)             (45)
    Class Y                                      (327,590)        (188,618)        (320,747)         (88,786)
------------------------------------------------------------------------------------------------------------
Total distributions                              (372,002)        (215,598)        (360,004)        (100,811)
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                  396,877          548,419          375,744          574,106
  Class R2 shares                                     240            5,227              689               --
  Class R3 shares                                   8,779           15,725               --               --
  Class R4 shares                                      --               --            9,675               --
  Class Y shares                                3,086,473        3,425,309        4,587,795        4,457,323
Reinvestment of distributions at net asset
  value
  Class A shares                                   42,378           26,105           38,014           11,553
  Class R2 shares                                     179               --               --               --
  Class R3 shares                                     753               --               --               --
  Class Y shares                                  327,590          188,618          320,747           88,786
Payments for redemptions
  Class A shares                                 (321,095)        (180,719)        (453,143)        (155,865)
  Class R2 shares                                     (36)              --               --               --
  Class Y shares                               (2,266,620)      (2,783,300)      (3,500,568)      (2,472,613)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                  1,275,518        1,245,384        1,378,953        2,503,290
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         4,192,984       (3,494,079)       4,096,906       (1,283,212)
Net assets at beginning of year                 9,815,178       13,309,257        9,014,600       10,297,812
------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $14,008,162      $ 9,815,178      $13,111,506      $ 9,014,600
------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $    18,901      $    13,820      $    90,004      $    96,323
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
88  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

RiverSource Retirement Plus 2010 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.92        $9.51      $10.91        $9.64
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .20         .22          .20
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.62)       (.55)        1.44
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (2.42)       (.33)        1.64
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.17)       (.33)        (.32)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.17)      (1.07)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.51       $10.91
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.74%      (25.49%)     (3.29%)      17.27%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%         .89%        .84%        1.37%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .38%         .36%        .37%         .48%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.74%        2.59%       2.20%        2.04%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $3          $4           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.92        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .18         .22          .18
Net gains (losses) (both realized and
 unrealized)                                         1.69        (2.62)       (.56)         .39
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.87        (2.44)       (.34)         .57
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.16)       (.30)        (.30)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.16)      (1.04)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.25%      (25.70%)     (3.35%)       5.55%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.69%        1.31%       1.18%        1.64%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .58%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.30%        2.32%       2.09%        3.06%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  89

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.92        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .20         .24          .19
Net gains (losses) (both realized and
 unrealized)                                         1.69        (2.62)       (.55)         .39
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.89        (2.42)       (.31)         .58
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.18)       (.33)        (.31)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.18)      (1.07)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.56%      (25.50%)     (3.11%)       5.62%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.44%        1.05%        .93%        1.36%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .33%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.57%       2.34%        3.31%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.93        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .22         .27          .21
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.61)       (.56)         .38
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (2.39)       (.29)         .59
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.20)       (.35)        (.32)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.20)      (1.09)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.83%      (25.21%)     (2.86%)       5.70%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%         .81%        .68%        1.13%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .08%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.79%        2.82%       2.59%        3.56%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
90  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2010 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.93        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .22         .27          .22
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.61)       (.56)         .38
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.92        (2.39)       (.29)         .60
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.31)        (.20)       (.35)        (.33)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.31)        (.20)      (1.09)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.13%      (25.21%)     (2.87%)       5.77%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .93%         .56%        .42%         .89%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.04%        2.87%       2.59%        3.81%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.93        $9.52      $10.91        $9.64
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .22         .23          .23
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.63)       (.54)        1.43
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.91        (2.41)       (.31)        1.66
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.30)        (.18)       (.34)        (.34)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.30)        (.18)      (1.08)        (.39)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.91
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.94%      (25.35%)     (3.11%)      17.49%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.08%         .72%        .58%        1.08%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .21%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.89%        2.72%       2.21%        2.45%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5           $5         $12          $17
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  91

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2015 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.79        $9.71      $11.03        $9.60
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .18          .21
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.06)       (.59)        1.57
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (2.88)       (.41)        1.78
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.04)       (.29)        (.30)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.04)       (.91)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.79       $9.71       $11.03
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.76%      (29.67%)     (3.93%)      18.79%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .76%         .67%        .63%        1.69%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .38%         .36%        .38%         .45%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.35%       1.76%        1.85%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5           $5          $6           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.72      $11.02       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .16         .18          .21
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.98        (2.90)       (.43)         .63
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.25)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.87)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.80       $9.72       $11.02
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.34%      (29.80%)     (4.14%)       6.05%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%        1.08%       1.04%        1.34%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .58%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.47%        2.07%       1.67%        2.57%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
92  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2015 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.73      $11.03       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .18         .20          .22
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.60)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (2.88)       (.40)         .64
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.05)       (.28)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.05)       (.90)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.80       $9.73       $11.03
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.63%      (29.65%)     (3.89%)       6.15%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .94%         .84%        .80%        1.07%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .33%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.72%        2.32%       1.93%        2.81%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.74      $11.04       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .20         .23          .23
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.07)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (2.87)       (.38)         .65
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.07)       (.30)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.07)       (.92)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.55        $6.80       $9.74       $11.04
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.06%      (29.49%)     (3.63%)       6.26%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .68%         .59%        .54%         .83%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .08%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.97%        2.57%       2.19%        3.06%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  93

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.81        $9.74      $11.05       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .20         .23          .24
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.07)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (2.87)       (.38)         .66
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.30)        (.06)       (.31)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.30)        (.06)       (.93)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.56        $6.81       $9.74       $11.05
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.30%      (29.45%)     (3.66%)       6.36%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .43%         .34%        .29%         .59%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.22%        2.62%       2.18%        3.31%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.81        $9.73      $11.05        $9.60
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .19         .19          .23
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.59)        1.58
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (2.87)       (.40)        1.81
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.05)       (.30)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.05)       (.92)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.56        $6.81       $9.73       $11.05
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.12%      (29.53%)     (3.86%)      19.08%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .49%        .45%        1.01%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .21%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.03%        2.44%       1.80%        2.01%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $17          $13         $23          $24
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
94  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2020 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.33        $9.61      $11.07        $9.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .14          .20
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.35)       (.61)        1.67
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.18)       (.47)        1.87
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.10)       (.26)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.10)       (.99)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.33       $9.61       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.19%      (33.08%)     (4.58%)      19.76%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .75%         .70%        .57%        1.04%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .41%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.63%        2.45%       1.33%        1.13%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $6           $4          $3           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.64      $11.07       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13          .14         .13          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.34)       (.61)         .48
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.20)       (.48)         .67
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.09)       (.22)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.09)       (.95)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.35       $9.64       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.83%      (33.25%)     (4.65%)       6.47%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%        1.03%        .98%        1.23%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .59%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.71%        1.88%       1.26%        2.33%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  95

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.65      $11.08       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .17         .16          .20
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.36)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.19)       (.46)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.11)       (.24)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.11)       (.97)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.35       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.28%      (33.09%)     (4.40%)       6.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .82%         .79%        .73%         .96%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .51%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.58%        2.26%       1.51%        2.59%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.66      $11.09       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .19         .19          .21
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.37)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.18)       (.43)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.13)       (.27)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.13)      (1.00)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.35       $9.66       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.55%      (32.94%)     (4.14%)       6.68%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .54%        .48%         .72%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.82%        2.51%       1.77%        2.84%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
96  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2020 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.36        $9.66      $11.10       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .19         .19          .22
Net gains (losses) (both realized and
 unrealized)                                         1.77        (3.37)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.18)       (.43)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.12)       (.28)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.12)      (1.01)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.36       $9.66       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.76%      (32.90%)     (4.17%)       6.78%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .29%        .22%         .48%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.06%        2.55%       1.77%        3.09%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.36        $9.65      $11.09        $9.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .15          .21
Net gains (losses) (both realized and
 unrealized)                                         1.77        (3.36)       (.59)        1.68
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.18)       (.44)        1.89
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.11)       (.27)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.11)      (1.00)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.36       $9.65       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.58%      (32.98%)     (4.28%)      20.03%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .55%         .47%        .38%         .75%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.91%        2.37%       1.39%        1.62%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $15         $29          $37
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  97

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Retirement Plus 2025 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.26        $9.65      $11.08        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .15         .10          .22
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.62)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.39)       (.52)        1.85
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)          --        (.23)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)          --        (.91)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.26       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.26%      (35.13%)     (4.93%)      19.53%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .78%         .74%        .61%        1.39%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .42%         .48%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%        2.10%       1.00%        1.42%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $2          $3           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.27        $9.68      $11.09       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .11         .11          .21
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.52)       (.64)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.41)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)          --        (.20)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)          --        (.88)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.04        $6.27       $9.68       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.50%      (35.23%)     (5.03%)       6.52%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.11%         .91%        .97%        1.27%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .60%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.21%        1.56%       1.02%        2.22%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
98  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2025 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.29        $9.68      $11.10       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .22
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.65)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.39)       (.51)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)          --        (.23)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.20)          --        (.91)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.09        $6.29       $9.68       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.98%      (35.02%)     (4.88%)       6.63%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .81%         .79%        .73%        1.00%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .51%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.50%        2.08%       1.28%        2.46%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.69      $11.11       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .16         .16          .23
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.54)       (.64)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.38)       (.48)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)          --        (.26)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)          --        (.94)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.12        $6.31       $9.69       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.31%      (34.88%)     (4.63%)       6.73%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .54%        .48%         .76%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.73%        2.33%       1.54%        2.71%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  99

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.69      $11.12       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .24
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.56)       (.65)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.04        (3.38)       (.49)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)          --        (.26)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)          --        (.94)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.12        $6.31       $9.69       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.58%      (34.88%)     (4.65%)       6.83%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .34%         .29%        .23%         .52%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.98%        2.37%       1.54%        2.96%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.30        $9.68      $11.11        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .23
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.62)        1.65
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.38)       (.50)        1.88
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)          --        (.25)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)          --        (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.30       $9.68       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.45%      (34.92%)     (4.77%)      19.87%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .51%         .45%        .40%         .89%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.15%       1.11%        1.50%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $23          $18         $32          $37
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
100  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2030 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.29        $9.71      $11.13        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .12         .13          .20
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.53)       (.65)        1.71
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.41)       (.52)        1.91
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.01)       (.24)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.01)       (.90)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $6.29       $9.71       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.17%      (35.09%)     (4.91%)      20.16%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .67%         .69%        .59%        1.37%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .42%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.50%        1.72%       1.23%        1.47%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $5          $3           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.30        $9.73      $11.12       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .11         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.84        (3.54)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.43)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.00)(f)    (.20)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.00)(f)    (.86)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $6.30       $9.73       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.79%      (35.23%)     (5.01%)       6.51%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.10%        1.09%       1.00%        1.34%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .61%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.06%        1.51%       1.02%        2.23%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  101

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.75      $11.13       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .13         .11          .20
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.55)       (.61)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.42)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.22)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.88)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.07        $6.31       $9.75       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.90%      (35.06%)     (4.74%)       6.61%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .80%         .83%        .77%        1.07%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .35%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%        1.77%       1.05%        2.48%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.30        $9.75      $11.14       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.57)       (.63)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.40)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.05)       (.26)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.05)       (.92)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.09        $6.30       $9.75       $11.14
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.48%      (34.92%)     (4.50%)       6.71%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .54%         .58%        .50%         .83%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.74%        2.35%       1.53%        2.73%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
102  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2030 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.75      $11.15       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .22
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.58)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (3.40)       (.48)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.04)       (.26)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.04)       (.92)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.31       $9.75       $11.15
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.69%      (34.89%)     (4.53%)       6.81%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .30%         .33%        .24%         .59%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.98%        2.39%       1.53%        2.98%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.31        $9.74      $11.15        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.56)       (.62)        1.72
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.04        (3.40)       (.50)        1.93
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.03)       (.25)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.03)       (.91)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.31       $9.74       $11.15
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.51%      (34.96%)     (4.73%)      20.41%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .49%         .48%        .39%         .86%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.82%        2.20%       1.15%        1.52%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22          $18         $29          $35
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  103

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Retirement Plus 2035 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.22        $9.61      $11.06        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .16         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.62)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.38)       (.51)        1.82
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.01)       (.24)        (.31)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.01)       (.94)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.99        $6.22       $9.61       $11.06
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.30%      (35.21%)     (4.93%)      19.27%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .91%         .88%        .78%        2.95%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.21%       1.07%        1.01%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1          $2           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.23        $9.63      $11.06       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .13         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.53)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.40)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)          --        (.20)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.20)          --        (.90)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00        $6.23       $9.63       $11.06
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.81%      (35.31%)     (5.05%)       6.56%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.16%        1.16%       1.11%        1.62%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .77%         .57%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.25%        1.84%       1.03%        2.23%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
104  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2035 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.64      $11.07       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .20
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.53)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.38)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.02)       (.23)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.02)       (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.01        $6.24       $9.64       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.06%      (35.11%)     (4.80%)       6.66%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .90%         .91%        .87%        1.35%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .50%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.52%        2.09%       1.29%        2.48%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.65      $11.08       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.54)       (.63)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.37)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.04)       (.26)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.04)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.01        $6.24       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.33%      (34.96%)     (4.55%)       6.76%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .66%         .65%        .61%        1.11%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.75%        2.34%       1.55%        2.73%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  105

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.64      $11.09       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .17         .16          .22
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.65)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.37)       (.49)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.03)       (.26)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.03)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02        $6.24       $9.64       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.76%      (34.96%)     (4.67%)       6.87%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .43%         .40%        .35%         .87%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.99%        2.38%       1.54%        2.97%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.24        $9.64      $11.08        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.61)        1.64
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.02        (3.38)       (.49)        1.85
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.25)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.95)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02        $6.24       $9.64       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.57%      (35.09%)     (4.69%)      19.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .62%         .58%        .52%        1.21%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.20%       1.11%        1.55%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $17          $13         $20          $20
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
106  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2040 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.04        $9.51      $11.11        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .10          .15
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.47)       (.62)        1.74
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.32)       (.52)        1.89
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.15)       (.25)        (.31)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.15)      (1.08)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.77        $6.04       $9.51       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.26%      (34.95%)     (5.01%)      19.99%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.23%        .93%        1.53%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.58%        2.08%        .99%        1.10%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.54      $11.10       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .12         .11          .14
Net gains (losses) (both realized and
 unrealized)                                         1.75        (3.46)       (.63)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.91        (3.34)       (.52)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.14)       (.21)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.14)      (1.04)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.78        $6.06       $9.54       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.69%      (35.07%)     (5.01%)       6.48%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.39%        1.38%       1.09%        1.24%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .59%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.23%        1.71%       1.07%        2.24%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  107

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.55      $11.11       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .12         .14          .15
Net gains (losses) (both realized and
 unrealized)                                         1.75        (3.45)       (.63)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.93        (3.33)       (.49)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.16)       (.24)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.16)      (1.07)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.78        $6.06       $9.55       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.01%      (34.91%)     (4.76%)       6.59%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.15%        1.14%        .85%         .98%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .36%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.46%        1.73%       1.33%        2.49%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.56      $11.12       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .17          .16
Net gains (losses) (both realized and
 unrealized)                                         1.74        (3.49)       (.64)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.32)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.18)       (.26)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.18)      (1.09)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.79        $6.06       $9.56       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.30%      (34.76%)     (4.51%)       6.69%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .85%         .87%        .59%         .74%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .26%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.76%        2.37%       1.59%        2.74%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
108  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2040 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.55      $11.13       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .17         .17          .17
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.49)       (.65)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.32)       (.48)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.17)       (.27)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.17)      (1.10)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.80        $6.06       $9.55       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.74%      (34.76%)     (4.63%)       6.79%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .61%         .62%        .34%         .50%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .02%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.00%        2.41%       1.58%        2.99%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.06        $9.55      $11.13        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .16         .13          .16
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.49)       (.62)        1.75
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.33)       (.49)        1.91
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.16)       (.26)        (.31)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.16)      (1.09)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.80        $6.06       $9.55       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.56%      (34.93%)     (4.74%)      20.26%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .79%         .80%        .46%         .79%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.81%        2.18%       1.20%        1.53%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12           $9         $12          $26
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  109

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Retirement Plus 2045 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.17        $9.64      $11.10        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .15         .12          .17
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.55)       (.64)        1.69
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.98        (3.40)       (.52)        1.86
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.07)       (.24)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.07)       (.94)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.93        $6.17       $9.64       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.24%      (35.26%)     (4.93%)      19.63%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.26%        1.41%       1.37%        4.82%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.62%        2.11%       1.20%        1.28%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.66      $11.08       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .14         .12          .15
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.55)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.41)       (.52)         .67
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.06)       (.20)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.06)       (.90)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.94        $6.19       $9.66       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.57%      (35.32%)     (4.93%)       6.48%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.38%        1.52%       1.51%        2.74%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .77%         .57%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.15%        1.85%       1.03%        2.19%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
110  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2045 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.66      $11.09       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .17
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.54)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.39)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.08)       (.23)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.08)       (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.94        $6.19       $9.66       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.87%      (35.10%)     (4.78%)       6.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.09%        1.27%       1.27%        2.47%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .50%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.52%        2.10%       1.29%        2.44%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.67      $11.10       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .17         .17          .18
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.55)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.38)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.10)       (.26)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.10)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.95        $6.19       $9.67       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.31%      (34.94%)     (4.52%)       6.68%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.12%        1.02%       1.01%        2.23%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .26%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.35%       1.55%        2.69%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  111

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.67      $11.11       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .19
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.56)       (.63)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.38)       (.47)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.10)       (.27)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.10)       (.97)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.96        $6.19       $9.67       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.74%      (35.01%)     (4.55%)       6.78%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .62%         .77%        .75%        1.99%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.00%        2.39%       1.55%        2.94%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.19        $9.67      $11.12        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .19
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.55)       (.61)        1.69
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.39)       (.49)        1.88
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.09)       (.26)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.09)       (.96)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.96        $6.19       $9.67       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.57%      (35.12%)     (4.72%)      19.93%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .83%         .95%        .95%        3.01%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .21%         .23%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.23%       1.18%        1.59%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12           $8          $9           $6
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Dec. 11, 2006 (when shares became publicly available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
112  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of RiverSource Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC** (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

RiverSource Retirement Plus 2010 Fund (2010 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010. At April 30, 2010, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2015 Fund (2015 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. At April 30, 2010, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2020 Fund (2020 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020. At April 30, 2010, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2025 Fund (2025 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. At April 30, 2010, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2030 Fund (2030 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030. At April 30, 2010, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2035 Fund (2035 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. At April 30, 2010, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2040 Fund (2040 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040. At April 30, 2010, the Investment Manager owned 100% of Class R4 and Class R5 shares.

RiverSource Retirement Plus 2045 Fund (2045 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. At April 30, 2010, the Investment Manager owned 100% of Class R3 and Class R5 shares.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are offered without a front-end sales charge or contingent deferred sales charge to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


 * For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

** Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia
   Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  113

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on each Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time, each Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
114  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
The Funds do not pay the Investment Manager a direct management fee for managing their assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds, if any, which reduced the underlying funds' transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares and 0.15% of each Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

SALES CHARGES
Front-end sales charges received by the Distributor for distributing each Fund's shares for the year ended April 30, 2010 were as follows:

FUND                                                                            CLASS A
---------------------------------------------------------------------------------------
2010 Fund                                                                       $ 6,098
2015 Fund                                                                        12,014
2020 Fund                                                                        20,614
2025 Fund                                                                        15,117
2030 Fund                                                                        14,540
2035 Fund                                                                        11,125
2040 Fund                                                                        18,304
2045 Fund                                                                        15,018




 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  115

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds), were as follows:

FUND                                              CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
----------------------------------------------------------------------------------------------------------
2010 Fund                                           0.38%    0.78%     0.53%     0.28%     0.03%     0.18%
2015 Fund                                           0.38     0.78      0.53      0.28      0.03      0.18
2020 Fund                                           0.39     0.78      0.51      0.27      0.03      0.18
2025 Fund                                           0.39     0.78      0.51      0.28      0.03      0.18
2030 Fund                                           0.39     0.78      0.53      0.27      0.03      0.18
2035 Fund                                           0.39     0.77      0.50      0.27      0.03      0.18
2040 Fund                                           0.39     0.78      0.53      0.26      0.02      0.18
2045 Fund                                           0.39     0.77      0.50      0.26      0.03      0.18


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                              CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
----------------------------------------------------------------------------------------------------------
2010 Fund                                          $   --     $ 1       $ 2       $ 1       $ 1     $1,015
2015 Fund                                              --       1         2         1         1      3,024
2020 Fund                                              --       6        --        --        --      3,418
2025 Fund                                           2,088       4        --        --        --      4,353
2030 Fund                                              --       2        --        --        --      4,176
2035 Fund                                           1,516      --        --        --        --      3,145
2040 Fund                                           2,877       1         6        --        --      2,120
2045 Fund                                           3,281      --        --        --        --      1,990


The waived/reimbursed fees and expenses for the plan administration services fees and other Fund level expenses waived were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
2010 Fund                                                                       $71,620
2015 Fund                                                                        76,589
2020 Fund                                                                        76,960
2025 Fund                                                                        76,264
2030 Fund                                                                        72,585
2035 Fund                                                                        73,267
2040 Fund                                                                        72,207
2045 Fund                                                                        71,127


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds), will not exceed the following percentage of each class' average daily net assets:

CLASS                                                                          PERCENTAGE
-----------------------------------------------------------------------------------------
Class A                                                                           0.39%
Class R2                                                                          0.78
Class R3                                                                          0.53
Class R4                                                                          0.28
Class R5                                                                          0.03
Class Y                                                                           0.18




--------------------------------------------------------------------------------
116  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


4. SECURITIES TRANSACTIONS

For the year ended April 30, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
2010 Fund                                                             $ 4,343,944  $ 5,641,508
2015 Fund                                                              25,314,485   26,081,310
2020 Fund                                                              11,531,331   11,640,468
2025 Fund                                                              12,762,823   13,029,358
2030 Fund                                                              14,028,366   17,492,414
2035 Fund                                                               9,979,317    9,306,343
2040 Fund                                                               7,936,516    6,661,930
2045 Fund                                                               8,545,041    7,176,021


Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                                                  2010 FUND           2015 FUND
                                                             ------------------  ------------------
YEAR ENDED APRIL 30,                                           2010      2009      2010      2009
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                           55,864   188,228   105,003   321,606
Reinvested distributions                                       13,308     9,846    19,340     3,937
Redeemed                                                     (164,224) (152,181) (239,424) (256,425)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (95,052)   45,893  (115,081)   69,118
---------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                          136,455   232,370   244,308   446,332
Reinvested distributions                                       23,942    26,297    66,001    14,748
Redeemed                                                     (224,632) (890,369) (283,630) (957,012)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (64,235) (631,702)   26,679  (495,932)
---------------------------------------------------------------------------------------------------



                                                                 2020 FUND             2025 FUND
                                                           --------------------  --------------------
YEAR ENDED APRIL 30,                                         2010       2009       2010       2009
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                                        175,997     332,395   137,710     128,844
Reinvested distributions                                     18,133       8,337     9,520          --
Redeemed                                                    (81,137)    (94,341) (101,100)    (42,690)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                     112,993     246,391    46,130      86,154
-----------------------------------------------------------------------------------------------------

CLASS R2
Sold                                                          8,172         952       305       2,006
Reinvested distributions                                        113          --        56          --
Redeemed                                                         (5)         --       (10)         --
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                       8,280         952       351       2,006
-----------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                        384,523     572,368   429,799     608,203
Reinvested distributions                                     72,785      47,149    84,309          --
Redeemed                                                   (593,812) (1,246,511) (593,596) (1,024,046)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (136,504)   (626,994)  (79,488)   (415,843)
-----------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  117

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                                                  2030 FUND           2035 FUND
                                                             ------------------  ------------------
YEAR ENDED APRIL 30,                                           2010      2009      2010      2009
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                           62,510   489,686    57,574    76,874
Reinvested distributions                                       12,226       721     6,562       194
Redeemed                                                     (440,243)  (51,278)  (27,583)  (27,553)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                      (365,507)  439,129    36,553    49,515
---------------------------------------------------------------------------------------------------

CLASS R2
Sold                                                              321       654        --        --
Reinvested distributions                                           18        --        --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                           339       654        --        --
---------------------------------------------------------------------------------------------------

CLASS R3
Sold                                                              655     1,918        --        --
Reinvested distributions                                           21        --        --        --
Redeemed                                                         (676)   (1,918)       --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                            --        --        --        --
---------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                          633,435   601,193   464,245   593,509
Reinvested distributions                                       89,447    11,426    65,941     5,663
Redeemed                                                     (819,113) (734,140) (470,306) (561,414)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (96,231) (121,521)   59,880    37,758
---------------------------------------------------------------------------------------------------



                                                                  2040 FUND           2045 FUND
                                                             ------------------  ------------------
YEAR ENDED APRIL 30,                                           2010      2009      2010      2009
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                           56,410    77,264    52,148    84,426
Reinvested distributions                                        5,781     4,279     5,075     1,848
Redeemed                                                      (44,538)  (26,288)  (63,289)  (24,988)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                        17,653    55,255    (6,066)   61,286
---------------------------------------------------------------------------------------------------

CLASS R2
Sold                                                               38       909        96        --
Reinvested distributions                                           24        --        --        --
Redeemed                                                           (5)       --        --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                            57       909        96        --
---------------------------------------------------------------------------------------------------

CLASS R3
Sold                                                            1,248     2,711        --        --
Reinvested distributions                                          102        --        --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                         1,350     2,711        --        --
---------------------------------------------------------------------------------------------------

CLASS R4
Sold                                                               --        --     1,187        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                            --        --     1,187        --
---------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                          430,151   510,824   627,838   653,654
Reinvested distributions                                       44,449    30,770    42,709    14,183
Redeemed                                                     (317,064) (375,542) (474,101) (338,548)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       157,536   166,052   196,446   329,289
---------------------------------------------------------------------------------------------------


6. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their

--------------------------------------------------------------------------------
118  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized loss have been increased, resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                         UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                        NET INVESTMENT  NET REALIZED     PAID-IN-CAPITAL
FUND                                                        INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
----------------------------------------------------------------------------------------------------------
2010 Fund                                                   $28,104       $(28,104)            $--
2015 Fund                                                    71,839        (71,839)             --
2020 Fund                                                    70,072        (70,072)             --
2025 Fund                                                    76,870        (76,870)             --
2030 Fund                                                    75,512        (75,512)             --
2035 Fund                                                    53,956        (53,956)             --
2040 Fund                                                    38,549        (38,549)             --
2045 Fund                                                    36,291        (36,291)             --


The tax character of distributions paid for the years indicated was as follows:

                                                                  2010                    2009
                                                         ----------------------  ----------------------
                                                         ORDINARY    LONG-TERM   ORDINARY    LONG-TERM
YEAR ENDED APRIL 30,                                      INCOME   CAPITAL GAIN   INCOME   CAPITAL GAIN
-------------------------------------------------------------------------------------------------------
Fund 2010                                                $305,662       $--      $274,828       $--
Fund 2015                                                 689,996        --       128,506        --
Fund 2020                                                 699,996        --       355,027        --
Fund 2025                                                 719,993        --            --        --
Fund 2030                                                 779,988        --        77,496        --
Fund 2035                                                 550,004        --        37,011        --
Fund 2040                                                 372,002        --       215,598        --
Fund 2045                                                 360,004        --       100,811        --


At April 30, 2010, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                   UNDISTRIBUTED   UNDISTRIBUTED  ACCUMULATED    UNREALIZED
                                                      ORDINARY      ACCUMULATED     REALIZED    APPRECIATION
FUND                                                   INCOME     LONG-TERM GAIN      LOSS     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
2010 Fund                                             $ 13,269          $--       $(3,454,336)   $  (191,632)
2015 Fund                                              406,526           --        (4,269,531)    (1,861,996)
2020 Fund                                              229,676           --        (5,656,636)    (2,791,920)
2025 Fund                                              612,536           --        (4,543,260)    (4,220,138)
2030 Fund                                              458,545           --        (4,050,556)    (3,591,613)
2035 Fund                                              323,738           --        (1,679,848)    (3,135,642)
2040 Fund                                               18,901           --          (955,784)    (1,832,332)
2045 Fund                                               90,004           --          (468,723)    (1,256,341)


For federal income tax purposes, each Fund had a capital loss carry-over at April 30, 2010, that if not offset by capital gains will expire as follows:

FUND                                                                      2017       2018
--------------------------------------------------------------------------------------------
2010 Fund                                                               $428,181  $2,827,856
2015 Fund                                                                704,342   3,055,770
2020 Fund                                                                502,050   4,705,880
2025 Fund                                                                662,473   3,488,786
2030 Fund                                                                623,603   2,895,797
2035 Fund                                                                312,553   1,217,126
2040 Fund                                                                370,260     565,348
2045 Fund                                                                 84,212     248,395




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                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  119

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At April 30, 2010, post-October losses that are treated for income tax purposes as occurring on May 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
2010 Fund                                                                        $198,299
2015 Fund                                                                         509,419
2020 Fund                                                                         448,706
2025 Fund                                                                         392,001
2030 Fund                                                                         531,156
2035 Fund                                                                         150,169
2040 Fund                                                                          20,176
2045 Fund                                                                         136,116


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgement and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
120  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  121

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM ----------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE RETIREMENT PLUS 2010 FUND, RIVERSOURCE RETIREMENT PLUS 2015 FUND, RIVERSOURCE RETIREMENT PLUS 2020 FUND, RIVERSOURCE RETIREMENT PLUS 2025 FUND, RIVERSOURCE RETIREMENT PLUS 2030 FUND, RIVERSOURCE RETIREMENT PLUS 2035 FUND, RIVERSOURCE RETIREMENT PLUS 2040 FUND AND RIVERSOURCE RETIREMENT PLUS 2045 FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund (the Funds) (eight of the portfolios constituting the RiverSource Series Trust) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period from May 18, 2006 (when shares became publicly available) to April 30, 2007, were audited by other auditors whose report dated June 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 23, 2010


--------------------------------------------------------------------------------
122  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1) Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant's Registration Statement is incorporated by reference.

(a)(2) Amendment No. 1 to the Agreement and Declaration of Trust filed electronically on or about Oct. 2, 2007 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.

(a)(3) Amendment No. 2 to the Agreement and Declaration of Trust, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.

(b) By-laws filed electronically on or about April 21, 2006 as Exhibit (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 are incorporated by reference.

(c)    Stock Certificate: Not applicable.

(d) Investment Management Services Agreement, dated May 1, 2006, amended and restated April 9, 2009, between Registrant and RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, filed electronically on or about April 29, 2010 as Exhibit (d) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(e)(1) Distribution Agreement, effective Nov. 7, 2008, amended and restated April 6, 2010, between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., filed electronically on or about May 27, 2010 as Exhibit (e)(1) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(e)(2) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 29, 2010 as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., filed electronically on or April 29, 2010 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., filed electronically on or about April 29, 2010 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc. and the Registrant filed electronically on or about April 29, 2010 as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)    Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP) is filed electronically herewith.

(k)    Omitted Financial Statements: Not Applicable.

(l)    Initial Capital Agreement: Not Applicable.

(m) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated April 6, 2010, between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., filed electronically on or about April 29, 2010 as Exhibit (m) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (n) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(o)    Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated May 1, 2010, filed electronically on or about May 27, 2010 as Exhibit (p)(2) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(q)(1) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (q) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(q)(2) Officer's Power of Attorney to sign Amendments to this Registration Statement, dated May 1, 2010, is filed electronically herewith as Exhibit
       (q)(2) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-131683.

Item 29. Persons Controlled by or Under Common Control with the Registrant:

          Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, as sponsor of the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family), may make initial capital investments in funds in the Fund Family (seed accounts). Columbia Management also serves as investment manager of certain funds-of-funds in the Fund Family that invest primarily in shares of affiliated funds (the "underlying funds"). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain funds in the Fund Family, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 30. Indemnification

The Declaration of Trust of the Registrant provide that the Registrant shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director/trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director/trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Registrant may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors/trustees or officers of the Registrant made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Registrant to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors/trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director/trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director/trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors/trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors/trustees or officers of Columbia Management, the Registrant's investment adviser, except as set forth below, are or have been, at any time during the Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a) Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors/trustees and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with Columbia Management, except that certain directors/trustees and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors/trustees and officers of Columbia Management held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

Item 32. Principal Underwriter

(a) Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource Government Money Market Fund, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust; Seligman Asset Allocation Series, Inc.; Seligman Capital Fund, Inc.; Seligman Communications and Information Fund, Inc.; Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc.; Seligman Global Fund Series; Inc.; Seligman LaSalle Real Estate Fund Series, Inc.; Seligman Municipal Fund Series, Inc.; Seligman Municipal Series Trust; Seligman Portfolios, Inc.; Seligman TargetHorizon ETF Portfolios, Inc.; Seligman Value Fund Series, Inc., and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b) As to each director/trustee, principal officer or partner of Columbia Management Investment Distributors, Inc.

                                                POSITION AND OFFICES              POSITIONS AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS*         WITH PRINCIPAL UNDERWRITER              WITH REGISTRANT
------------------------------------   --------------------------------------   -------------------------
William F. Truscott                    Director (Chairman)                      Board Member, Vice
                                                                                President
Michael A. Jones                       Director; President                      Vice President
Beth Ann Brown                         Director; Senior Vice President
Amy Unckless                           Director; Chief Administrative Officer   None
Jeffrey F. Peters                      Senior Vice President                    None
Jeffrey P. Fox                         Chief Financial Officer                  Treasurer
Scott Roane Plummer                    Vice President, Chief Counsel and        Vice President, Secretary
                                       Assistant Secretary                      and General Counsel
Stephen O. Buff                        Vice President, Chief Compliance         None
                                       Officer
Christopher Thompson                   Senior Vice President and Head of        None
                                       Investment Products and Marketing
Brian Walsh                            Vice President, Strategic Relations      None
Frank Kimball                          Vice President, Asset Management         None
                                       Distribution Operations and Governance
Thomas R. Moore                        Secretary                                None
Michael E. DeFao                       Vice President and Assistant Secretary   None
Paul Goucher                           Vice President and Assistant Secretary   Assistant Secretary
Tara Tilbury                           Vice President and Assistant Secretary   Assistant Secretary
Nancy W. LeDonne                       Vice President and Assistant Secretary   None
Ryan C. Larrenega                      Vice President and Assistant Secretary   None
Joseph L. D'Alessandro                 Vice President and Assistant Secretary   Assistant Secretary
Christopher O. Petersen                Vice President and Assistant Secretary   Assistant Secretary
Eric T. Brandt                         Vice President and Assistant Secretary   None

                                                POSITION AND OFFICES              POSITIONS AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS*         WITH PRINCIPAL UNDERWRITER              WITH REGISTRANT
------------------------------------   --------------------------------------   -------------------------
James L. Hamalainen                    Treasurer                                None
Neysa Alecu                            Anti-Money Laundering Officer and        Money Laundering
                                       Identity Theft Prevention Officer        Prevention Officer and
                                                                                Identity Theft Prevention
                                                                                Officer
Kevin Wasp                             Ombudsman                                None
Lee Faria                              Conflicts Officer                        None

(c)  Not Applicable

Item 33. Location of Accounts and Records

Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

- Registrant offices, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402;

- Registrant's investment adviser, Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110; and 707 Second Avenue, South, Minneapolis, MN 55402.

- Registrant's administrator, Ameriprise Financial, Inc., 707 Second Avenue, South, Minneapolis, MN 55402;

- Registrant's principal underwriter, Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111; and 707 Second Avenue, South, Minneapolis, MN 55402;

- Registrant's transfer agent, Columbia Management Investment Services Corp., One Financial Center, Boston, MA 02111; and 707 Second Avenue, South, Minneapolis, MN 55402; and

- Registrant's custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34. Management Services

     Not Applicable

Item 35. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 28th day of June, 2010.

RIVERSOURCE SERIES TRUST


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President


By /s/ Jeffrey P. Fox*
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the day 28th of June, 2010.

Signature                                   Capacity
---------                               ------------------


/s/ Stephen R. Lewis, Jr.**             Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz**                 Trustee
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson**                   Trustee
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton**                 Trustee
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn**                 Trustee
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones**                     Trustee
-------------------------------------
Anne P. Jones

Signature                                    Capacity
---------                               ------------------


/s/ Jeffrey Laikind**                   Trustee
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher**                     Trustee
-------------------------------------
John F. Maher


/s/ Catherine James Paglia**            Trustee
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie**                   Trustee
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby**              Trustee
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott**               Trustee
-------------------------------------
William F. Truscott

* Signed pursuant to Officer's Power of Attorney, dated April 6, 2010, filed electronically herewith as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-131683, by:


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen

** Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about April 24, 2010 as Exhibit (q) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

   Contents of this Post-Effective Amendment No. 11 to Registration Statement
                                 No. 333-131683

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectuses for:

          RiverSource 120/20 Contrarian Equity Fund
          RiverSource Recovery and Infrastructure Fund

          RiverSource Retirement Plus 2010 Fund.
          RiverSource Retirement Plus 2015 Fund.
          RiverSource Retirement Plus 2020 Fund.
          RiverSource Retirement Plus 2025 Fund.
          RiverSource Retirement Plus 2030 Fund.
          RiverSource Retirement Plus 2035 Fund.
          RiverSource Retirement Plus 2040 Fund.
          RiverSource Retirement Plus 2045 Fund.

Part B.

          Statement of Additional Information.
          Financial Statements.

Part C.

          Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)    Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP).

(q)(2) Officer's Power of Attorney to sign Amendments to this Registration Statement, dated May 1, 2010.